    As filed with the Securities and Exchange Commission on February 28, 2005


                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                 ---------                                ------

     Post-Effective Amendment No.   29                                      X
                                 -------                                  -----


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

     Amendment No.   28                                                     X
                   -------                                                -----


                        (Check appropriate box or boxes.)

                          AIM VARIABLE INSURANCE FUNDS
            ---------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
         ---------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                   --------------------

                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
         ---------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                                      Copy to:


     Peter A. Davidson, Esq.                 Richard Choi, Esq.
     A I M Advisors, Inc.                    Foley & Lardner LLP
     11 Greenway Plaza, Suite 100            3000 K N.W., Suite 500
     Houston, Texas 77046                    Washington, D.C. 20007-5111




Approximate Date of Proposed Public Offering:                         Continuous

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
----


     on (date) pursuant to paragraph (b)
----


     60 days after filing pursuant to paragraph (a)(1)
----


  X  on April 29, 2005 pursuant to paragraph (a)(1)
----


     75 days after filing pursuant to paragraph (a)(2)
----

     on (date) pursuant to paragraph (a)(2) of Rule 485.
----


If appropriate, check the following:


     This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

AIM V.I. CORE STOCK FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks2..
Disclosure Of Portfolio Holdings 3.......
Fund Performance. 3.......................
Fees Table And Expenses Example 4.........
Investment Risks. 4.......................
Principal Risks Associated With The Fund 5
Temporary Defensive Positions 7...........
Fund Management.. 7.......................
Portfolio Managers 8......................
Purchase And Redemption Of Shares8........
Excessive Short-Term Trading Activity
  Disclosure .....9.......................
Pricing Of Shares  10.....................
Taxes........... 11.......................
Dividends And Distributions 11............
Voting Rights... 11.......................
Share Classes... 11.......................
Payments To Insurance Companies 11........
Financial Highlights 13...................


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

PROSPECTUS | April 29, 2005

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. AIM, INVESCO and INVESCO Institutional are affiliates of one another.



     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks
FOR MORE DETAILS ABOUT  The Fund seeks to provide a high total return
THE FUND'S CURRENT      through both growth and current income. It is
INVESTMENTS AND MARKET  actively managed. The Fund invests in a mix of
OUTLOOK, PLEASE SEE THE equity securities and debt securities, as well as
MOST RECENT ANNUAL OR   in options and other investments whose value is
SEMIANNUAL REPORT.      based on the values of these securities.
                        The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least
                        50% of stocks which the Fund holds will be dividend-paying common and preferred stocks.
                        Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"): (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depositary Receipts are not subject to this limitation.
     The Fund is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.
     Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.
     Investing in preferred stocks often is more costly than investing in common stock of the same company. The additional cost of investing in preferred stock may outweigh the benefit of dividend payments if the market value of the preferred stock does not sufficiently appreciate. Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.
     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


    AIM V.I. CORE STOCK FUND (SERIES I)
       ACTUAL ANNUAL TOTAL RETURN/1/
-----------------------------------------------------------------------------
                                    [CHART]
 '95     '96     '97     '98     '99     '00     '01     '02      '03    '04
 ----    ----    ----    ----    ----    ----    ----    ----     ----   ----
29.25%  22.28%  28.17%  15.30%  14.84%   4.87% (8.97%) (19.11%)  22.60%
-----------------------------------------------------------------------------
 Best Calendar Qtr.  [06/03]  [14.72%]
 Worst Calendar Qtr.  [9/02] [17.53%]

    /1 /For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



   /2/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance, and closely reflects the performance of the securities in which the Fund invests. The Lipper Large-Cap Core Fund Index (which may or may not include the Fund) is included for comparison to a peer group.


   /3/ The indices do not reflect payment of fees, expenses or taxes.


   /4/ The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.


---------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                       FOR THE PERIODS ENDED 12/31/04
                                       ------------------------------
                                       1 YEAR    5 YEARS   10 YEARS
---------------------------------------------------------------------
AIM V.I. Core Stock Fund (Series I)/1/  --%        --%      --%/2/
S&P 500 Index/2,3/                      --%       (--%)     --%/2/
Lipper Large-Cap Core Fund Index/3,4/   --%       (--%)     --%/2/
---------------------------------------------------------------------

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                     Series I shares
Management Fees                                %
Other Expenses                              %/2/
Total Annual Fund Operating Expenses        %/3/

   -----
   "N/A" in the above table means "not applicable."

 /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
 /3/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     This example is intended to help you compare the costs of investing in the Series I shares of the Fund with the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


Series I shares             1 year 3 years 5 years 10 years
                            ------ ------- ------- --------
  AIM V.I. Core Stock Fund       $       $       $        $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIABLE     You should determine the level of risk with which
PRODUCT VALUES TO THE FUND,    you are comfortable before you allocate con-tract
YOU SHOULD DETERMINE THE       values to the Fund. The principal risks of any
LEVEL OF RISK WITH WHICH YOU   mutual fund, including the Fund, are:
ARE COMFORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE YOUR      Not Insured. Mutual funds are not insured by the
AGE, CAREER, INCOME LEVEL, AND FDIC or any other government agency, unlike bank
TIME HORIZON.                  deposits such as CDs or savings accounts.
                               No Guarantee. No mutual fund can guarantee that
                               it will meet its investment objectives.
                               Possible Loss Of Investment. A mutual fund cannot
                               guarantee its performance, nor assure you that
                               the market value of your investment will
                               increase. You may lose the money you invest, and
                               the Fund will not reimburse you for any of these
                               losses.
                               Volatility. The price of Fund shares will
                               increase or decrease with changes in the value of
                               the Fund's underlying investments and changes in
                               the equity and debt markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large companies are less volatile than those of mid-size companies or small companies.
     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.
     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.
     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.
     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.
     Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.
     In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.
     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements. LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but may also increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                         INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and INVESCO Institutional is the
AND ADI ARE SUBSIDIARIES OF  sub-advisor for the Fund. INVESCO Institutional is an affiliate of INVESCO. AIM is
AMVESCAP PLC, AN             located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Fund's
INTERNATIONAL INVESTMENT     investment advisor manages the investment operations of the Fund and has agreed to
MANAGEMENT COMPANY THAT      perform or arrange for the performance of the Fund's day-to-day management. AIM has
MANAGES MORE THAN $     BIL- acted as an investment advisor since its organization in 1976. Today, AIM, together
LION IN ASSETS WORLDWIDE.    with its subsidiaries, advises or manages over 200 investment portfolios,
AMVESCAP IS BASED IN LONDON, encompassing a broad range of investment objectives. INVESCO Institutional is
WITH MONEY MANAGERS          located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia. As sub-advisor,
LOCATED IN EUROPE, NORTH     INVESCO Institutional is responsible for the Fund's day-to-day management, including
AND SOUTH AMERICA, AND THE   the Fund's investment decisions and the execution of securities transactions with
FAR EAST.                    respect to the Fund.
                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended December 31, 2004.


-------------------------------------------------------------------
                            ADVISORY FEE AS A PERCENTAGE OF FUND
    FUND                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
-------------------------------------------------------------------
AIM V.I. Core Stock Fund                       %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.




     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Managers

     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:


     Carl W. Hafele, CFA, CPA, INVESCO-NAM CEO and Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     John W. Ferreby, CFA, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     J. Jeffrey Krumpelman, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     Richard E. Herrmann, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     Alfred H. Shepard, CFA, Portfolio Manager has been responsible for the Fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 through 2004 he served as Director of Investments for PNC Bank.




     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.


Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.

     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors.

     However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.




Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.




     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.



Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                        Year ended December 31,
                                                                   ---------------------------------
                                                                   2004    2003    2002  2001  2000
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $      $          $     $      $
----------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
----------------------------------------------------------------------------------------------------
    Total from Investment Operations
----------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income
----------------------------------------------------------------------------------------------------
  Distributions from Net Realized Gains
----------------------------------------------------------------------------------------------------
    Total distributions
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $      $          $     $      $
----------------------------------------------------------------------------------------------------
Total return/(a)/                                                           %          %     %     %
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $      $          $     $      $
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                     %/(b)/     %     %     %
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                        %/(b)/     %     %     %
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     %          %     %     %
----------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Core Stock Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. CORE STOCK FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks................ 2
Disclosure Of Portfolio Holdings....................... 3
Fund Performance....................................... 4
Fees Table And Expenses Example........................ 5
Investment Risks....................................... 5
Principal Risks Associated With The Fund............... 6
Temporary Defensive Positions.......................... 8
Fund Management........................................ 8
Portfolio Managers..................................... 9
Purchase And Redemption Of Shares...................... 9
Excessive Short-Term Trading Activity Disclosure....... 10
Pricing Of Shares...................................... 11
Taxes.................................................. 12
Dividends And Distributions............................ 12
Voting Rights.......................................... 12
Share Classes.......................................... 12
Distribution Plan...................................... 12
Payments To Insurance Companies........................ 13
Financial Highlights................................... 14




The AIM family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[GRAPHIC] Your goals
Our solutions/sm/
AIM
Investments

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. AIM, INVESCO and INVESCO Institutional are affiliates of one another.



     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks
FOR MORE DETAILS ABOUT  The Fund seeks to provide a high total return
THE FUND'S CURRENT      through both growth and current income. It is
INVESTMENTS AND MARKET  actively managed. The Fund invests in a mix of
OUTLOOK, PLEASE SEE THE equity securities and debt securities, as well as
MOST RECENT ANNUAL OR   in options and other investments whose value is
SEMIANNUAL REPORT.      based on the values of these securities.
                        The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least
                        50% of stocks which the Fund holds will be dividend-paying common and preferred stocks.
                        Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"): (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depositary Receipts are not subject to this limitation.
     The Fund is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.
     Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.
     Investing in preferred stocks often is more costly than investing in common stock of the same company. The additional cost of investing in preferred stock may outweigh the benefit of dividend payments if the market value of the preferred stock does not sufficiently appreciate. Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.
     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional information.

     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

   AIM V.I. CORE STOCK FUND (SERIES II)
          ANNUAL TOTAL RETURN/1/
------------------------------------------------------------------------------
                                    [CHART]
'95      '96    '97     '98     '99      '00      '01     '02     '03     '04
------  ------ -------  -------  ------  ------  ------  -------  ------  ----
28.93%  21.97% 27.85%   15.01%   14.55%   4.60%  (9.20%) (19.31%) 22.29%
------------------------------------------------------------------------------
 Best Calendar Qtr.  [6/03  14.65%]
 Worst Calendar Qtr.  [9/02 (17.59%)]

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



   /2/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance, and closely reflects the performance of the securities in which the Fund invests. The Lipper Large-Cap Core Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


   /3/ The indices do not reflect payment of fees, expenses or taxes.


   /4/ The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

-------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                                         FOR THE PERIODS ENDED
                                               12/31/04
                                        ---------------------------
                                        1 YEAR   5 YEARS  10 YEARS
-------------------------------------------------------------------
AIM V.I. Core Stock Fund (Series II)/1/     %         %        %
S&P 500 Index/2,3/                          %         %        %
Lipper Large-Cap Core Fund Index/3,4/       %         %        %
-------------------------------------------------------------------

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                  %
Distribution and service (12b-1) Fees            %
Other Expenses                                %/2/
Total Annual Fund Operating Expenses          %/3/

     ---
     "N/A" in the above table means "not applicable."

   /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

    /2 /As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
    /3 /The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     This example is intended to help you compare the costs of investing in the Series II shares of the Fund with the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


Series II shares            1 year 3 years 5 years 10 years
                            ------ ------- ------- --------
  AIM V.I. Core Stock Fund       $       $       $        $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIABLE     You should determine the level of risk with which
PRODUCT VALUES TO THE FUND,    you are comfortable before you allocate con-tract
YOU SHOULD DETERMINE THE       values to the Fund. The principal risks of any
LEVEL OF RISK WITH WHICH YOU   mutual fund, including the Fund, are:
ARE COMFORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE YOUR      Not Insured. Mutual funds are not insured by the
AGE, CAREER, INCOME LEVEL, AND FDIC or any other government agency, unlike bank
TIME HORIZON.                  deposits such as CDs or savings accounts.
                               No Guarantee. No mutual fund can guarantee that
                               it will meet its investment objectives.
                               Possible Loss Of Investment. A mutual fund cannot
                               guarantee its performance, nor assure you that
                               the market value of your investment will
                               increase. You may lose the money you invest, and
                               the Fund will not reimburse you for any of these
                               losses.
                               Volatility. The price of Fund shares will
                               increase or decrease with changes in the value of
                               the Fund's underlying investments and changes in
                               the equity and debt markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large companies are less volatile than those of mid-size companies or small companies.
     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.
     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.
     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.
     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.
     Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.
     In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.
     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements. LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                         INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and INVESCO Institutional is
AND ADI ARE SUBSIDIARIES OF  the sub-advisor for the Fund. INVESCO Institutional is an affiliate of
AMVESCAP PLC, AN             INVESCO. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas
INTERNATIONAL INVESTMENT     77046-1173. The Fund's investment advisor manages the investment
MANAGEMENT COMPANY THAT      operations of the Fund and has agreed to perform or arrange for the
MANAGES MORE THAN $          performance of the Fund's day-to-day management. AIM has acted as an
BILLION IN ASSETS WORLDWIDE. investment advisor since its organization in 1976. Today, AIM, together
AMVESCAP IS BASED IN LONDON, with its subsidiaries, advises or manages over 200 investment portfolios,
WITH MONEY MANAGERS          encompassing a broad range of investment objectives. INVESCO Institutional
LOCATED IN EUROPE, NORTH     is located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia. As
AND SOUTH AMERICA, AND THE   sub-advisor, INVESCO Institutional is responsible for the Fund's
FAR EAST.                    day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.
                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the investment advisor for the
                             Fund. The following ta-ble shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended December 31, 2004.


-------------------------------------------------------------------
                            ADVISORY FEE AS A PERCENTAGE OF FUND
FUND                     AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
-------------------------------------------------------------------
AIM V.I. Core Stock Fund                       %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.

     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Funds shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues; market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Managers



     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:


     Carl W. Hafele, CFA, CPA, INVESCO-NAM CEO and Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     John W. Ferreby, CFA, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     J. Jeffrey Krumpelman, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     Richard E. Herrmann, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the advisor and/or its affiliates since 2001.


     Alfred H. Shepard, CFA, Portfolio Manager has been responsible for the Fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 through 2004 he served as Director of Investments for PNC Bank.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.


Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares - Determination of Net Asset Value" for more information.

     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.






Pricing Of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]
     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that is distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies, issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.
Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Payments To Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                    Year ended December 31,
                                                                   --------------------------
                                                                   2004 2003 2002 2001  2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $   $    $     $   $21.01
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------------
    Total from investment operations
---------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  --   --
---------------------------------------------------------------------------------------------
    Total distributions
---------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   $    $     $   $
---------------------------------------------------------------------------------------------
Total return/(a)/
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   $    $     $   $
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
---------------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Core Stock Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. DYNAMICS FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2
Disclosure Of Portfolio Holdings.........3
Fund Performance.........................3
Fee Table And Expense Example............5
Investment Risks........................ 5
Principal Risks Associated With The Fund 6
Temporary Defensive Positions........... 7
Fund Management......................... 7
Portfolio Managers...................... 8
Purchase And Redemption Of Shares....... 9
Excessive Short-Term Trading Activity
  Disclosure.............................9
Pricing Of Shares...................... 10
Taxes.................................. 11
Dividends And Distributions............ 11
Voting Rights.......................... 11
Share Classes...........................11
Payments To Insurance Companies........ 12
Financial Highlights................... 13




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.


     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.



THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
                 --------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks
FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It is
THE FUND'S CURRENT IN-  actively managed. The Fund invests primarily in
VESTMENTS AND MARKET    equity securities that the Advisor believes will
OUTLOOK, PLEASE SEE THE rise in price faster than other securities, as
MOST RECENT ANNUAL OR   well as in options and other investments whose
SEMIANNUAL REPORT.      values are based upon the values of equity
                        securities.
                        The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies.
                        The Fund considers a company to be a
                        mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap(R) Index measures the performance of the 800 compa-nies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) In-dex, which measures the performance of the 3000 largest U.S. companies based on total market capital-ization. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.
     The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that the Advisor believes will lead to rapid sales or earnings growth.
     The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.
     The Fund is managed in the growth style. The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.
     We seek securities for the Fund that meet the following standards:
    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these mid-size and small company securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.
     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of his Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.
     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


     AIM V.I. DYNAMICS FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN/1,2/
------------------------------------------------------------
                                    [CHART]
 '98     '99      '00       '01       '02      '03     '04
------  ------  --------  --------  --------  ------  ------
19.35%  55.60%   (3.55%)  (31.14%)  (31.90%)  37.82%
------------------------------------------------------------
Best Calendar Qtr.  [12/99 33.23%]
Worst Calendar Qtr. [9/01 (34.19%)]

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ The Fund commenced investment operations on August 22, 1997. Index comparison begins on August 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Russell Midcap(R) Growth Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Mid Cap Growth Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Russell Midcap(R) Growth Index measures the performance of those securities in the Russell Midcap(R) Index with a higher than average growth forecast.
   /6/ The Lipper Mid Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.
                                      4

-------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                     FOR THE PERIODS ENDED 12/31/04
                                     ------------------------------
                                                          SINCE
                                     1 YEAR   5 YEARS   INCEPTION
-------------------------------------------------------------------
 AIM V.I. Dynamics Fund
  (Series I)/1/                           %   (    %)       %/2/
 S&P 500 Index/3,4/                       %   (    %)       %/2/
 Russell Midcap(R) Growth Index/4,5/      %        %        %/2/
 Lipper Mid Cap Growth Fund
  Index/4,6/                              %        %        %/2/
-------------------------------------------------------------------

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expense would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                     Series I shares
Management Fees                                %
Other Expenses                              %/2/
Total Annual Fund Operating Expenses        %/3/

   -----
"N/A"in the above table means "not applicable."

 /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
 /3/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     This example is intended to help you compare the costs of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year 3 Years 5 Years 10 Years
                                     ------ ------- ------- --------
           Series I shares
             AIM V.I. Dynamics Fund    $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     values to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, INCOME deposits such as CDs or savings accounts.
LEVEL, AND TIME HORIZON.
                         No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.
                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management

AIM AND ADI ARE SUBSIDIARIES OF INVESTMENT ADVISOR
AMVESCAP PLC, AN INTERNATIONAL
INVESTMENT MANAGEMENT COM-      AIM is the investment advisor for the Fund and is
PANY THAT MANAGES MORE THAN     responsible for its day-to-day management. AIM is
$    BILLION IN ASSETS WORLD-   located at 11 Greenway Plaza, Suite 100, Houston,
WIDE. AMVESCAP IS BASED IN LON- Texas 77046-1173. AIM supervises all aspects of
DON, WITH MONEY MANAGERS        the Fund's operations and provides investment
LOCATED IN EUROPE, NORTH AND    advisory services to the Fund, includ-ing
SOUTH AMERICA, AND THE FAR      obtaining and evaluating economic, statistical
EAST.                           and financial information to formulate and
                                implement investment programs for the Fund. AIM
                                has acted as an investment advisor since its
                                organization in 1976. Today, AIM, together with
                                its subsidiaries, advises or manages over 200
                                investment portfolios, encompassing a broad range
                                of investment objectives.
                                A I M Distributors, Inc. ("ADI") is the Fund's
                                distributor and is responsible for the sale of
                                the Fund's shares. AIM and ADI are subsidiaries
                                of AMVESCAP PLC.
                                Prior to April 30, 2004, INVESCO served as the
                                investment advisor for the Fund. During the
                                fis-cal year ended December 31, 2004, AIM or
                                INVESCO received compensation of __% of average
                                daily net assets. The annual management fee
                                payable to the investment advisor pursuant to the
                                investment advisory agreement is 0.75% of average
                                daily net assets, based on net asset levels. AIM
                                has contractually agreed to advisory fee waivers
                                for the period January 1, 2005 to June 30, 2006.
                                The advisor will waive advisory fees to the
                                extent necessary so that the advisory fee
                                pay-able does not exceed the Advisory Fee Rates
                                After January 1, 2005. Following are the advisory
                                fee rates before and after January 1, 2005.


     ----------------------------------------------------------------------
     ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES BEFORE
     JANUARY 1, 2005 WAIVER                  JANUARY 1, 2005 WAIVER
     ----------------------------------------------------------------------
     0.75% of average daily net assets     0.745% of the first $250 million
                                             0.73% of the next $250 million
                                            0.715% of the next $500 million
                                             0.70% of the next $1.5 billion
                                            0.685% of the next $2.5 billion
                                             0.67% of the next $2.5 billion
                                            0.655% of the next $2.5 billion
                                       0.64% of the excess over $10 billion


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York


     Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Managers

     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:


     Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.


     Michael Chapman, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank.


     They are assisted by the Advisor's Mid Cap Growth and GARP (growth at a reasonable price) Teams which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution of "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                           Year ended December 31,
                                              -------------------------------------------------
                                                2004        2003       2002        2001       2000
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $           $          $           $          $
------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)
------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)
------------------------------------------------------------------------------------------------------
   Total from Investment Operations
------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income
------------------------------------------------------------------------------------------------------
 Distributions from Net Realized Gains
------------------------------------------------------------------------------------------------------
   Total distributions
----------------------------------------------------------------------           ---------------------
Net asset value, end of period                $           $          $           $          $
------------------------------------------------------------------------------------------------------
Total return/(a)/
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $           $          $           $          $
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets
-----------------------------------------------           --------------------------------------------
Portfolio turnover rate
----------------------------------------------------------------------           ---------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or


                          By Telephone: (800) 410-4246




Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Dynamics Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. DYNAMICS FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2..
Disclosure Of Portfolio Holdings.........3..
Fund Performance.........................3..
Fee Table And Expense Example............4..
Investment Risks........................ 4..
Principal Risks Associated With The Fund 5..
Temporary Defensive Positions........... 6..
Fund Management......................... 6..
Portfolio Managers...................... 7..
Purchase And Redemption Of Shares....... 8..
Excessive Short-Term Trading Activity
  Disclosure............................ 8..
Pricing of Shares....................... 9..
Taxes.................................. 10..
Dividends And Distributions............ 10..
Voting Rights.......................... 10..
Share Classes...........................11..
Distribution Plan.......................11..
Payments To Insurance Companies........ 11..
Financial Highlights................... 12..




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/sm/
AIM
Investments

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
                 --------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks
FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It is
THE FUND'S CURRENT IN-  actively managed. The Fund invests primarily in
VESTMENTS AND MARKET    equity securities that the Advisor believes will
OUTLOOK, PLEASE SEE THE rise in price faster than other securities, as
MOST RECENT ANNUAL OR   well as in options and other investments whose
SEMIANNUAL REPORT.      values are based upon the values of equity
                        securities.
                        The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies.
                        The Fund considers a company to be a
                        mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap(R) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.
     The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that the Advisor believes will lead to rapid sales or earnings growth.
     The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.
     The Fund is managed in the growth style. The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.
     We seek securities for the Fund that meet the following standards:
    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these mid-size and small company securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of his Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.
     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

    AIM V.I. DYNAMICS FUND (SERIES II)
         ANNUAL TOTAL RETURN/1,2/
---------------------------------------------------
                                    [CHART]
 1998     1999     2000     2001     2002     2003
------   ------  -------  -------- --------  ------
19.05%   55.21%  (3.79%)  (31.31%) (32.07%)  37.48%
---------------------------------------------------
Best Calendar Qtr.  [12/99 33.15%]
Worst Calendar Qtr. [9/01 (34.23%)]


---------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                       FOR THE PERIODS ENDED 12/31/04
                                       ------------------------------
                                                            SINCE
                                       1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------------------
 AIM V.I. Dynamics Fund
  (Series II)/1/                           %    (    %)       %/2/
 S&P 500 Index/3,4/                        %    (    %)       %/2/
 Russell Midcap(R) Growth Index/4,5/       %         %        %/2/
 Lipper Mid Cap Growth Fund Index/4,6/     %         %        %/2/
---------------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ Series I shares of the Fund commenced investment operations on August
       22, 1997. Index comparison begins on August 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Russell Midcap(R) Growth Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Mid Cap Growth Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Russell Midcap(R) Growth Index measures the performance of those securities in the Russell Midcap(R) Index with a higher than average growth forecast.
    /6 /The Lipper Mid Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                %
Distribution and Service (12b-1) Fees          %
Other Expenses                              %/2/
Total Annual Fund Operating Expenses        %/3/

     ---
   "N/A"in the above table means "not applicable."

    /1 /Except as otherwise notes, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   /2/ As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
   /3/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     This example is intended to help you compare the costs of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                          1 Year 3 Years 5 Years 10 Years
                          ------ ------- ------- --------
Series II shares
  AIM V.I. Dynamics Fund    $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     values to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, INCOME deposits such as CDs or savings accounts.
LEVEL, AND TIME HORIZON.
                         No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.
                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
     Fund Management

AIM AND ADI ARE SUBSIDIARIES OF INVESTMENT ADVISOR
AMVESCAP PLC, AN INTERNATIONAL
INVESTMENT MANAGEMENT COM-      AIM is the investment advisor for the Fund
PANY THAT MANAGES MORE THAN     and is responsible for its day-to-day
$     BILLION IN ASSETS WORLD-  management. AIM is located at 11 Greenway
WIDE. AMVESCAP IS BASED IN LON- Plaza, Suite 100, Houston, Texas 77046-1173.
DON, WITH MONEY MANAGERS        AIM supervises all aspects of the Fund's
LOCATED IN EUROPE, NORTH AND    operations and provides investment advisory
SOUTH AMERICA, AND THE FAR      services to the Fund, includ-ing obtaining
EAST.                           and evaluating economic, statistical and
                                financial information to formulate and
                                implement investment programs for the Fund.
                                AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.
                                A I M Distributors, Inc. ("ADI") is the
                                Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.


                           Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. During the fiscal year ended December 31, 2004, AIM or INVESCO
                           received compensation of   % of average daily net
                           assets. The annual management fee payable to the investment advisor pursuant to the investment advisory agreement is 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


----------------------------------------------------------------------
ADVISORY FEE RATES BEFORE               ADVISORY FEE RATES AFTER
JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------
0.75% of average daily net assets     0.745% of the first $250 million
                                        0.73% of the next $250 million
                                       0.715% of the next $500 million
                                        0.70% of the next $1.5 billion
                                       0.685% of the next $2.5 billion
                                        0.67% of the next $2.5 billion
                                       0.655% of the next $2.5 billion
                                  0.64% of the excess over $10 billion


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the

     New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

     Portfolio Managers

     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:


     Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.


     Michael Chapman, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank.

     They are assisted by the Advisor's Mid Cap Growth and GARP (growth at a reasonable price) Teams which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.




     Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


     Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, clos-ing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution of "Rule 12b-1 Plan", which is described in this prospectus.
Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Payments To Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                   Year ended December 31,
                                                                   ------------------------
                                                                   2004 2003 2002 2001 2000
-------------------------------------------------------------------------------------------
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
    Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------
  Distributions from net realized gains
-------------------------------------------------------------------------------------------
    Total distributions
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return/(a)/
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Dynamics Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                     Our solutions/sm/
                                   AIM
AIMinvestments.com         Investments

AIM V.I. FINANCIAL SERVICES FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.2
Disclosure Of Portfolio Holdings........3
Fund Performance........................4
Fee Table And Expense Example...........5
Investment Risks........................5
Principal Risks Associated With The Fund6
Temporary Defensive Positions...........7
Fund Management.........................7
Portfolio Manager(s)....................8
Purchase And Redemption Of Shares.......9
Excessive Short-Term Trading Activity
  Disclosure............................9
Pricing Of Shares......................10
Taxes..................................11
Dividends And Distributions............11
Voting Rights..........................11
Share Classes..........................11
Payments To Insurance Companies........12
Financial Highlights...................13


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/sm/
AIM
Investments

PROSPECTUS | April 29, 2005

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S MARKET       managed. The Fund invests primarily in equity
OUTLOOK, PLEASE SEE THE securities that the Advisor believes will rise in MOST RECENT ANNUAL OR price faster than other securities, as well as in
SEMIANNUAL REPORT.      options and other invest-ments whose values are
                        based upon the values of equity securities.
                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies involved in the financial services sector. These companies include, but are not lim-ited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-

     sponsored agencies), and suppliers to financial services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the financial services sector;
    . At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
    . Based on other available information, we determine that its primary business is within the financial services sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


AIM V.I. FINANCIAL SERVICES FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN/1,2/
-------------------------------------------
                                    [CHART]
   '00      '01       '02        '03
  ------  --------  --------   --------
   24.80%  (9.88%)   (14.90%)    29.58%
-------------------------------------------
 Best Calendar Qtr.  [ 9/00 22.11%]
 Worst Calendar Qtr. [9/02 (15.56%)]

    /1 /For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
    /2 /The Fund commenced investment operations on September 20, 1999. Index comparisons begin on September 30, 1999.
    /3 /The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Standard & Poor's 500 Financials Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Financial Services Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Standard & Poor's 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.
   /6/ The Lipper Financial Services Fund Index is an equally weighted representation of the 10 largest funds within the Lipper Financial Services category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.
                                      4

------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN
                                                FOR THE PERIODS ENDED 12/31/04
                                                ------------------------------
                                                                    SINCE
                                                1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------------------------
 AIM V.I. Financial Services Fund (Series I)/1/      %       %         %/2/
 S&P 500 Index/3,4/                                  %       %    (    %)/2/
 S&P 500 Financials Index/4,5/                       %       %         %/2/
 Lipper Financial Services Fund Index/4,6/           %       %         %/2/
------------------------------------------------------------------------------

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                     Series I shares
Management Fees                                %
Other Expenses                              %/2/
Total Annual Fund Operating Expenses        %/3/

     ---
     "N/A" in the above table means "not applicable."

   /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
   /3/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                         1 year 3 years 5 years 10 years
                                         ------ ------- ------- --------
  Series I shares
    AIM V.I. Financial Services Fund       $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     val-ues to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-    deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                 No Guarantee. No mutual fund can guarantee that
                         it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies that are related to financial services, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and the investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                         INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES AIM is the investment advisor for the Fund and is OF AMVESCAP PLC, AN INTERNA- responsible for its day-to-day management. AIM is
TIONAL INVESTMENT MANAGE-    located at 11 Greenway Plaza, Suite 100, Houston,
MENT COMPANY THAT MANAGES    Texas 77046-1173. The Advisor supervises all
MORE THAN $    BILLION IN    aspects of the Fund's operations and provides
ASSETS WORLDWIDE. AMVESCAP   investment advisory services to the Fund,
IS BASED IN LONDON, WITH     including obtaining and evaluating economic,
MONEY MANAGERS LOCATED IN    statistical and financial information to
EUROPE, NORTH AND SOUTH      formulate and implement investment programs for
AMERICA, AND THE FAR EAST.   the Fund. AIM has acted as an investment advisor
                             since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.
                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended December 31, 2004.


----------------------------------------------------------------------
                                 ANNUAL FEE AS A PERCENTAGE OF AVERAGE
FUND                              ANNUAL NET ASSETS UNDER MANAGEMENT
----------------------------------------------------------------------
AIM V.I. Financial Services Fund                     %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


     Portfolio Managers


     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:




     Michael J. Simon (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. As the lead manager, Mr. Simon generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Simon may perform these functions, and the nature of these functions, may change from time to time.


     Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1991.


     They are assisted by the Advisor's Basic Value and Diversified Dividend Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.

Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.

     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                             Year ended December 31,
                                                                   --------------------------------------------
                                                                     2004      2003      2002      2001        2000
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $         $         $         $           $
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------------------
  Distributions from Net Realized Gains
------------------------------------------------------------------------------------------------------------------------
    Total distributions
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $         $         $         $           $
------------------------------------------------------------------------------------------------------------------------
Total return/(a)/
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $         $         $         $           $
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/
------------------------------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Financial Services Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                     Our solutions/sm/
                                   AIM
AIMinvestments.com         Investments

PROSPECTUS | April 29, 2005


AIM V.I. FINANCIAL SERVICES FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks...............2
Disclosure Of Portfolio Holdings......................3
Fund Performance......................................3
Fee Table And Expense Example.........................4
Investment Risks......................................4
Principal Risks Associated With The Fund..............5
Temporary Defensive Positions.........................6
Fund Management.......................................6
Portfolio Managers....................................7
Purchase And Redemption Of Shares.....................8
Excessive Short-Term Trading Activity Disclosure......8
Pricing Of Shares.....................................9
Taxes................................................10
Dividends And Distributions..........................10
Voting Rights........................................10
Share Classes........................................11
Distribution Plan....................................11
Payments To Insurance Companies......................11
Financial Highlights.................................12




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
[LOGO]Investment Goals & Strategies
[LOGO]Potential Investment Risks
[LOGO]Past Performance
        ---------------------------------------------------------------
[LOGO]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT The Fund seeks capital growth. It is actively
THE FUND'S MARKET OUT- managed. The Fund invests primarily in equity
LOOK, PLEASE SEE THE   securities that the Advisor believes will rise in
MOST RECENT ANNUAL OR  price faster than other securities, as well as in
SEMIANNUAL REPORT.     options and other investments whose values are
                       based upon the values of equity securities.
                       The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the financial services sector;
    . At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
    . Based on other available information, we determine that its primary business is within the financial services sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


[LOGO]Fund Performance
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

AIM V.I. FINANCIAL SERVICES FUND (SERIES II)
          ANNUAL TOTAL RETURN/1,2/
----------------------------------------------
                                    [CHART]
 '00       '01       '02       '03       '04
------    ------    ------    ------    ------
 24.49%   (10.11%)   (15.11%)  29.26%
----------------------------------------------
 Best Calendar Qtr.   [9/00 22.04%]
 Worst Calendar Qtr. [9/02 (15.62%)]


-------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN
                                           FOR THE PERIODS ENDED 12/31/04
                                           ------------------------------
                                                           SINCE
                                           1 YEAR        INCEPTION
-------------------------------------------------------------------------
 AIM V.I. Financial Services Fund
  (Series II)/1/                               %               %/2/
 S&P 500 Index/3,4/                            %         (    )%/2/
 S&P 500 Financials Index/4,5/                 %               %/2/
 Lipper Financial Services Fund Index/4,6/     %               %/2/
-------------------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ Series I shares of the Fund commenced investment operations on September
       20, 1999. Index comparisons begin on September 30, 1999.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Standard & Poor's 500 Financials Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Financial Services Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.

   /5/ The Standard & Poor's 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.
   /6/ The Lipper Financial Services Fund Index is an equally weighted representation of the 10 largest funds within the Lipper Financial Services category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                %
Distribution and Service (12b-1) Fees          %
Other Expenses                              %/2/
Total Annual Fund Operating Expenses        %/3/

     ---
     "N/A" in the above table means "not applicable."

   /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   /2/ As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
   /3/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                         1 year 3 years 5 years 10 years
                                         ------ ------- ------- --------
  Series II shares
    AIM V.I. Financial Services Fund       $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING        You should determine the level of risk with which
VARIABLE PRODUCT VALUES  you are comfortable before you allocate contract
TO THE FUND, YOU         val-ues to the Fund. The principal risks of any
SHOULD DETERMINE THE     mutual fund, including the Fund, are:
LEVEL OF RISK WITH WHICH
YOU ARE COMFORTABLE.     Not Insured. Mutual funds are not insured by the
TAKE INTO ACCOUNT FAC-   FDIC or any other government agency, unlike bank
TORS LIKE YOUR AGE, CA-  deposits such as CDs or savings accounts.
REER, INCOME LEVEL, AND
TIME HORIZON.            No Guarantee. No mutual fund can guarantee that
                         it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity securities of companies that are related to financial services, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and the investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                         INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES AIM is the investment advisor for the Fund and is OF AMVESCAP PLC, AN INTERNA- responsible for its day-to-day management. AIM is
TIONAL INVESTMENT MANAGE-    located at 11 Greenway Plaza, Suite 100, Houston,
MENT COMPANY THAT MANAGES    Texas 77046-1173. The Advisor supervises all
MORE THAN $     BILLION IN   aspects of the Fund's operations and provides
ASSETS WORLDWIDE. AMVESCAP   investment advisory services to the Fund,
IS BASED IN LONDON, WITH     including obtaining and evaluating economic,
MONEY MANAGERS LOCATED IN    statistical and financial information to
EUROPE, NORTH AND SOUTH      formulate and implement investment programs for
AMERICA, AND THE FAR EAST.   the Fund. AIM has acted as an investment advisor
                             since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.
                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended December 31, 2004.


----------------------------------------------------------------------
                                 ANNUAL FEE AS A PERCENTAGE OF AVERAGE
FUND                              ANNUAL NET ASSETS UNDER MANAGEMENT
----------------------------------------------------------------------
AIM V.I. Financial Services Fund                    %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with

     AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


     Portfolio Managers


     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:


     Michael J. Simon (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. As the lead manager, Mr. Simon generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Simon may perform these functions, and the nature of these functions, may change from time to time.


     Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1991.


     They are assisted by the Advisor's Basic Value and Diversified Dividend Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.

Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.

     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


[LOGO]Taxes


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


[LOGO]Dividends And Distributions


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.
Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.



Payments To Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                           Year ended December 31,
                                                   ---------------------------------------
                                                    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income
------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)
------------------------------------------------------------------------------------------
   Total from investment operations
------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income
------------------------------------------------------------------------------------------
 Distributions from net realized gains
------------------------------------------------------------------------------------------
   Total distributions
------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------
Total return/(a)/
------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------
Ratio of net investment income to average net
 assets
------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/
------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Financial Services Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. HEALTH SCIENCES FUND

Series I shares

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Health Sciences Fund has approved changing the fund's name to "AIM V.I. Global Health Care Fund", effective July 1, 2005.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.  2
Disclosure Of Portfolio Holdings........  4
Fund Performance........................  4
Fee Table And Expense Example...........  5
Investment Risks........................  5
Principal Risks Associated With The Fund  6
Temporary Defensive Positions...........  7
Fund Management.........................  7
Portfolio Managers......................  8
Purchase And Redemption Of Shares.......  9
Excessive Short-Term Trading Activity
  Disclosure............................  9
Pricing Of Shares....................... 10
Taxes................................... 11
Dividends And Distributions............. 11
Voting Rights........................... 12
Share Classes........................... 12
Payments To Insurance Companies......... 12
Financial Highlights.................... 13




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
  [LOGO] Your goals
  Our solutions/R/
  AIM
  Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

                                    [GRAPHIC] Investment Goals & Strategies
[LOGO]                                        Potential Investment Risks
[GRAPHIC]                                     Past Performance

        ---------------------------------------------------------------

                                    [GRAPHIC] [LOGO]  Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT      managed. The Fund invests primarily in equity
INVESTMENTS AND MARKET securities that the Advisor believes will rise in OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.
                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, bio-technology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
    . At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
    . Based on other available information, we determine that its primary business is within the health sciences sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     We focus on the leading players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. Leading players in the health care industry include companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Some companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse impact upon the companies' future growth and profitability. Continuing technological advances may mean rapid obsolescence of products and services.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     The Board of Trustees of AIM Variable Insurance Funds on behalf, of AIM V.I. Health Sciences Fund has approved changing the Fund's Strategies and Risks, effective July 1, 2005, as follows:


     The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded Funds and American Depositary Receipts. The Fund considers a health care industry company to be one that (1) derives at


    .  least 50% of its revenues or earnings from health care activities; or


    . devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care of medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The Fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry.


     The Fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the Fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.


     The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The Fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market Funds. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.


     The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


     There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.


     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.


     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the health care industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund."


     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.


     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

[GRAPHIC] Fund Performance

     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


 AIM V.I. HEALTH SCIENCES FUND (SERIES I)
     ACTUAL ANNUAL TOTAL RETURN/1,2/
-------------------------------------------
                                    [CHART]
            '98        42.85%
            '99         4.87%
            '00        30.54%
            '01       (12.59%)
            '02       (24.45%)
          '03        27.78%
-------------------------------------------
 Best Calendar Qtr.  [12/98 15.79%]
 Worst Calendar Qtr. [3/01 (21.45%)]


--------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                            FOR THE PERIODS ENDED 12/31/04
                                            ------------------------------
                                                                 SINCE
                                            1 YEAR   5 YEARS   INCEPTION
--------------------------------------------------------------------------
AIM V.I. Health Sciences Fund (Series I)/1/     %         %        %/2/
S&P 500 Index/3,4/                              %     (   %)       %/2/
Goldman Sachs Health Care Index/4,5/            %         %        %/2/
Lipper Health/Biotech Fund Index/4,6/           %         %        %/2/
--------------------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ The Fund commenced investment operations on May 21, 1997. Index comparisons begin on May 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Goldman Sachs Health Care Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Health/Biotech Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Goldman Sachs Health Care Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the Healthcare sector. The Index includes companies in the following categories: providers of healthcare related services, researchers, manu-facturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products. The Index return is price only and does not reflect the reinvestment of dividends.
   /6/ The Lipper Health/Biotech Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology.

Fee Table And Expense Example




     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                     Series I shares
Management Fees                               %
Other Expenses                             %/2/
Total Annual Fund Operating Expenses       %/3/

   -----
   "N/A" in the above table means "not applicable."

   1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   2 The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
   3 The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fees rates]


     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the operating expenses of the Fund remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                      1 year 3 years 5 years 10 years
                                      ------ ------- ------- --------
  Series I shares
    AIM V.I. Health Sciences Fund       $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING      You should determine the level of risk with which
VARIABLE PRODUCT       you are comfortable before you allocate contract
VALUES TO THE FUND,    values to the Fund. The principal risks of any
YOU SHOULD DETERMINE   mutual fund, including the Fund, are:
THE LEVEL OF RISK WITH
WHICH YOU ARE COM-     Not Insured. Mutual funds are not insured by the
FORTABLE. TAKE INTO    FDIC or any other government agency, unlike bank
ACCOUNT FACTORS LIKE   deposits such as CDs or savings accounts.
YOUR AGE, CAREER, IN-
COME LEVEL, AND        No Guarantee. No mutual fund can guarantee that
TIME HORIZON.          it will meet its investment objectives.
                       Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                       Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]  Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.
        ---------------------------------------------------------------

     Although the Fund generally invests in equity securities of companies that develop, produce, or distribute products or services related to health care, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                               INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES OF     AIM is the investment advisor for the Fund and is
AMVESCAP PLC, AN INTERNATIONAL IN-  responsible for its day-to-day manage-ment. AIM
VESTMENT MANAGEMENT COMPANY THAT    is located at 11 Greenway Plaza, Suite 100,
MANAGES MORE THAN $     BILLION IN  Houston, Texas 77046-1173. The Advisor supervises
ASSETS WORLDWIDE. AMVESCAP IS BASED all aspects of the Fund's operations and provides
IN LONDON, WITH MONEY MANAGERS      investment advisory services to the Fund,
LOCATED IN EUROPE, NORTH AND        including obtaining and evaluating economic,
SOUTH AMERICA, AND THE FAR EAST.    statistical and financial information to
                                    formulate and implement investment programs for
                                    the Fund. AIM has acted as an investment advisor
                                    since its organization in 1976. Today, AIM,
                                    together with its sub-sidiaries, advises or
                                    manages over 200 investment portfolios,
                                    encompassing a broad range of investment
                                    objectives.
                                    A I M Distributors, Inc. ("ADI") is the Fund's
                                    distributor and is responsible for the sale of
                                    the Fund's shares. AIM and ADI are subsidiaries
                                    of AMVESCAP PLC.
                                    Prior to April 30, 2004, INVESCO served as the
                                    investment advisor for the Fund. During the
                                    fiscal year ended December 31, 2004, AIM or
                                    INVESCO received compensation of   % of average
                                    daily net assets. The annual management fee
                                    payable to the investment advisor pursuant to the
                                    investment advisory agreement is 0.75% of average
                                    daily net assets, based on net asset levels. AIM
                                    has contractually agreed to advisory fee waivers
                                    for the period January 1, 2005 to June 30, 2006.
                                    The advisor will waive advisory fees to the
                                    extent neces-sary so that the advisory fee
                                    payable does not exceed the Advisory Fee Rates
                                    After January 1, 2005. Following are the advisory
                                    fee rates before and after January 1, 2005.


              Advisory Fee Rates Before Advisory Fee Rates After
               January 1, 2005 Waiver    January 1, 2005 Waiver
              ---------------------------------------------------
                0.75% of average daily   0.75% of the first $250
                            net assets                   million
                                          0.74% of the next $250
                                                         million
                                          0.73% of the next $500
                                                         million
                                          0.72% of the next $1.5
                                                         billion
                                          0.71% of the next $2.5
                                                         billion
                                          0.70% of the next $2.5
                                                         billion
                                          0.69% of the next $2.5
                                                         billion
                                        0.68% of the excess over
                                                     $10 billion




     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the

     New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Portfolio Managers
     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:




     Michael Yellen (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994. As the lead manager, Mr. Yellen generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Yellen may perform these functions, and the nature of these functions, may change from time to time.


     Kirk L. Anderson, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2004.


     Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2004.


     More information on these portfolio managers may be found on our website (http://aiminvestments.com). The website is not a part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.


Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.




Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the abil-ity of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


[GRAPHTIaCx]es


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


[GRAPHDIiCv]idends And Distributions


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.



Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                   Year ended December 31,
                                                                   ------------------------
                                                                   2004 2003 2002 2001 2000
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
    Total from Investment Operations
-------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------
  Distributions from Net Realized Gains
-------------------------------------------------------------------------------------------
    Total distributions
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return/(a)/
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Health Sciences Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. HEALTH SCIENCES FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Health Sciences Fund has approved changing the fund's name to "AIM V.I. Global Health Care Fund", effective July 1, 2005.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks......... 2
Disclosure Of Portfolio Holdings................ 4
Fund Performance................................ 4
Fee Table And Expense Example................... 5
Investment Risks................................ 6
Principal Risks Associated With The Fund........ 6
Temporary Defensive Positions................... 7
Fund Management................................. 7
Portfolio Managers.............................. 8
Purchase And Redemption Of Shares............... 9
Excessive Short-Term Trading Activity Disclosure 9
Pricing Of Shares............................... 10
Taxes........................................... 11
Dividends And Distributions..................... 11
Voting Rights................................... 12
Share Classes................................... 12
Distribution Plan............................... 12
Payment To Insurance Companies.................. 12
Financial Highlights............................ 13




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
  [LOGO] Your goals
  Our solutions/R/
  AIM
  Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.


     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.



THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
[GRAPHIInCv]estment Goals & Strategies
[GRAPHPIoCt]ential Investment Risks
[GRAPHPIaCs]t Performance
        ---------------------------------------------------------------
[GRAPHIC]
     [GRAPHIC]
          Investment Goals, Strategies, And Risks
FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT      managed. The Fund invests primarily in equity
INVESTMENTS AND MARKET securities that the Advisor believes will rise in OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.
                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, bio-technology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
    . At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
    . Based on other available information, we determine that its primary business is within the health sciences sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     We focus on the leading players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. Leading players in the health care industry include companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Some companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse impact upon the companies' future growth and profitability. Continuing technological advances may mean rapid obsolescence of products and services.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     The Board of Trustees of AIM Variable Insurance Funds on behalf, of AIM V.I. Health Sciences Fund has approved changing the Fund's Strategies and Risks, effective July 1, 2005, as follows:


     The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded Funds and American Depositary Receipts. The Fund considers a health care industry company to be one that (1) derives at


    .  least 50% of its revenues or earnings from health care activities; or


    . devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care of medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The Fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry.


     The Fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the Fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.


     The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The Fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market Funds. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.


     The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


     There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.


     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.


     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the health care industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund."

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.


     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

[GRAPHIC]
     Fund Performance

     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable contract. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each shares class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund.)

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

 AIM V.I. HEALTH SCIENCES FUND (SERIES II)
         ANNUAL TOTAL RETURN/1,2/
------------------------------------------------------------------------
                                    [CHART]
   '98        '99        '00        '01        '02        '03        '04
  ------     -----       -----     ------    -------     ------
  42.50%     4.60%1      0.22%    -12.80%    -24.64%     27.46%
------------------------------------------------------------------------
Best Calendar Qtr. [12/98 15.72%]
Worst Calendar Qtr. [3/01 (21.49%)]


--------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN
                                      FOR THE PERIODS ENDED 12/31/04
                                      ------------------------------
                                                           SINCE
                                      1 YEAR   5 YEARS   INCEPTION
--------------------------------------------------------------------
AIM V.I. Health Sciences Fund
 (Series II)/1/                           %         %        %/2/
S&P 500 Index/3,4/                        %     (   %)       %/2/
Goldman Sachs Healthcare Index/4,5/       %         %        %/2/
Lipper Health/Biotech Fund Index/4,6/     %         %        %/2/
--------------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ Series I shares of the Fund commenced investment operations on May 21,
       1997. Index comparisons begin on May 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Goldman Sachs Healthcare Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Health/Biotech Fund Index (which may or may not include the Fund) is included for comparison to a peer group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Goldman Sachs Healthcare Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the Healthcare sector. The Index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products. The Index return is price only and does not reflect the reinvestment of dividends.
   /6/ The Lipper Health/Biotech Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                  %
Distribution and Service (12b-1) Fees            %
Other Expenses                                %/2/
Total Annual Fund Operating Expenses          %/3/

     ---
     "N/A" in the above table means "not applicable."

   /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   /2/ As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
   /3/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the operating expenses of the Fund remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                      1 year 3 years 5 years 10 years
                                      ------ ------- ------- --------
  Series II shares
    AIM V.I. Health Sciences Fund       $       $       $       $

[GRAPHIInCv]estment Risks

BEFORE ALLOCATING      You should determine the level of risk with which
VARIABLE CONTRACT      you are comfortable before you allocate contract
VALUES TO THE FUND,    values to the Fund. The principal risks of any
YOU SHOULD DETERMINE   mutual fund, including the Fund, are:
THE LEVEL OF RISK WITH
WHICH YOU ARE COM-     Not Insured. Mutual funds are not insured by the
FORTABLE. TAKE INTO    FDIC or any other government agency, unlike bank
ACCOUNT FACTORS LIKE   deposits such as CDs or savings accounts.
YOUR AGE, CAREER, IN-
COME LEVEL, AND        No Guarantee. No mutual fund can guarantee that
TIME HORIZON.          it will meet its investment objectives.
                       Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                       Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC]   Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.
        ---------------------------------------------------------------
     Although the Fund generally invests in equity securities of companies that develop, produce, or distribute products or services related to health care, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]   Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
     Fund Management
                               INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES OF      AIM is the investment advisor for the Fund and is
AMVESCAP PLC, AN INTERNATIONAL IN-   responsible for its day-to-day manage-ment. AIM
VESTMENT MANAGEMENT COMPANY THAT     is located at 11 Greenway Plaza, Suite 100,
MANAGES MORE THAN $   BILLION IN AS- Houston, Texas 77046-1173. The Advisor supervises
SETS WORLDWIDE. AMVESCAP IS BASED IN all aspects of the Fund's operations and provides
LONDON, WITH MONEY MANAGERS          investment advisory services to the Fund,
LOCATED IN EUROPE, NORTH AND         including obtaining and evaluating economic,
SOUTH AMERICA, AND THE FAR EAST.     statistical and financial information to
                                     formulate and implement investment programs for
                                     the Fund. AIM has acted as an investment advisor
                                     since its organization in 1976. Today, AIM,
                                     together with its sub-sidiaries, advises or
                                     manages over 200 investment portfolios,
                                     encompassing a broad range of investment
                                     objectives.
                                     A I M Distributors, Inc. ("ADI") is the Fund's
                                     distributor and is responsible for the sale of
                                     the Fund's shares. AIM and ADI are subsidiaries
                                     of AMVESCAP PLC.
                                     Prior to April 30, 2004, INVESCO served as the
                                     investment advisor for the Fund. During the
                                     fiscal year ended December 31, 2004, AIM or
                                     INVESCO received compensation of   % of average
                                     daily net assets. The annual management fee
                                     payable to the investment advisor pursuant to the
                                     investment advisory agreement is 0.75% of average
                                     daily net assets, based on net asset levels. AIM
                                     has contractually agreed to advisory fee waivers
                                     for the period January 1, 2005 to June 30, 2006.
                                     The advisor will waive advisory fees to the
                                     extent neces-sary so that the advisory fee
                                     payable does not exceed the Advisory Fee Rates
                                     After January 1, 2005. Following are the advisory
                                     fee rates before and after January 1, 2005.


     ----------------------------------------------------------------------
     ADVISORY FEE RATES BEFORE               ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
     ----------------------------------------------------------------------
     0.75% of average daily net assets      0.75% of the first $250 million
                                             0.74% of the next $250 million
                                             0.73% of the next $500 million
                                             0.72% of the next $1.5 billion
                                             0.71% of the next $2.5 billion
                                             0.70% of the next $2.5 billion
                                             0.69% of the next $2.5 billion
                                       0.68% of the excess over $10 billion

     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Portfolio Managers
     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:




     Michael Yellen (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994. As the lead manager, Mr. Yellen generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Yellen may perform these functions, and the nature of these functions, may change from time to time.

     Kirk L. Anderson, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2004.


     Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2004.


     More information on these portfolio managers may be found on our website (http://aiminvestments.com). The website is not a part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


[GRAPHTIaCx]es


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


[GRAPHDIiCv]idends And Distributions


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.
Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.



Payments To Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                              Year ended December 31,
                                                                   ----------------------------------------------
                                                                     2004     2003     2002      2001      2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-----------------------------------------------------------------------------------------------------------------
    Total from investment operations
-----------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
-----------------------------------------------------------------------------------------------------------------
    Total distributions
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period
-----------------------------------------------------------------------------------------------------------------
Total return/(a)/
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports,the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Health Sciences Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. LEISURE FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.2
Disclosure Of Portfolio Holdings........3
Fund Performance........................3
Fee Table And Expense Example...........4
Investment Risks........................5
Principal Risks Associated With The Fund5
Temporary Defensive Positions...........6
Fund Management.........................6
Portfolio Manager(s)....................7
Purchase And Redemption Of Shares.......8
Excessive Short-Term Trading Activity
 Disclosure.............................8
Pricing Of Shares.......................9
Taxes..................................10
Dividends And Distributions............10
Voting Rights..........................10
Share Classes..........................11
Payments To Insurance Companies .......11
Financial Highlights...................12




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.


     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     You variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S MARKET       managed. The Fund invests primarily in equity
OUTLOOK, PLEASE SEE THE securities that the Advisor believes will rise in
MOST RECENT ANNUAL OR   price faster than other securities, as well as in
SEMIANNUAL REPORT.      options and other invest-ments whose values are
                        based upon the values of equity securities.
                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, bev-erages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the Fund's assets is not required to be invested in the sector.
     To determine whether a potential investment is truly doing business in the leisure sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the leisure sector;
    . At least 50% of its assets must be devoted to producing revenues from the leisure sector; or
    . Based on other available information, we determine that its primary business is within the leisure sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     We seek firms that can grow their businesses regardless of the economic environment. The Advisor attempts to keep the portfolio well-diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings

     ---------------------------------------------------------------------------

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

                                    [GRAPHIC]
     Fund Performance
     The bar chart and table below show the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index and style-specific index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


-------------------------------------------
AIM V.I. LEISURE FUND (SERIES I)
ACTUAL ANNUAL TOTAL RETURN/1,2/
-------------------------------------------
                                    [CHART]
         '03         '04
       ------      ------
             28.64%
-------------------------------------------
  Best Qtr.   [06/03  15.13%]
  Worst Qtr.  [03/03  (3.05%)]
-------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ The Fund commenced investment operations on April 30, 2002. Index comparisons begin on April 30, 2002.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance, and closely reflects the performance of the securities in which the Fund invests.
   /4/ The index does not reflect payment of fees, expenses or taxes.

-------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                     FOR THE PERIODS ENDED 12/31/04
                                     ------------------------------
                                                     SINCE
                                     1 YEAR        INCEPTION
-------------------------------------------------------------------
 AIM V.I. Leisure Fund (Series I)/1/      %            %/2/
 S&P 500 Index/3,4/                       %            %/2/
-------------------------------------------------------------------

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series I shares
Management Fees                                  %
Other Expenses                                %/2/
Total Annual Fund Operating Expenses             %
Fee Waiver and Expense Reimbursements            %
Net Expenses                                %/3,4/

   -----
     "N/A" in the above table means "not applicable."

 /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
 /3/ The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30%. cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2005.
 /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fees rates]


     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
Series I shares
  AIM V.I. Leisure Fund    $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     val-ues to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-    deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                 No Guarantee. No mutual fund can guarantee that
                         it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity securities of companies that are related to the leisure sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                          INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES OF AIM is the investment advisor for the Fund and is
AMVESCAP PLC, AN                responsible for its day-to-day management. AIM is
INTERNATIONAL INVESTMENT        located at 11 Greenway Plaza, Suite 100, Houston,
MANAGEMENT COMPANY THAT         Texas 77046-1173. The Advisor supervises all
MANAGES MORE THAN $    BIL-     aspects of the Fund's operations and provides
LION IN ASSETS WORLDWIDE.       investment advisory services to the Fund,
AMVESCAP IS BASED IN LONDON,    including obtaining and evaluating economic,
WITH MONEY MANAGERS LOCATED     statistical and financial information to
IN EUROPE, NORTH AND SOUTH      formulate and imple-ment investment programs for
AMERICA, AND THE FAR EAST.      the Fund. The Fund's investment advisor manages
                                the investment operations of the Fund and has
                                agreed to perform or arrange for the performance
                                of the Fund's day-to-day management. AIM has
                                acted as an investment advisor since its
                                organization in 1976. Today, AIM, together with
                                its subsidiaries, advises or manages over 200
                                investment portfolios, encompassing a broad range
                                of investment objectives.
                                A I M Distributors, Inc. ("ADI") is the Fund's
                                distributor and is responsible for the sale of
                                the Fund's shares. AIM and ADI are subsidiaries
                                of AMVESCAP PLC.


                          Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended December 31, 2004.


----------------------------------------------------------------
                           ADVISORY FEE AS A PERCENTAGE OF
FUND                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
----------------------------------------------------------------
AIM V.I. Leisure Fund                       %

     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Manager(s)



Mark D. Greenberg, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2002 and has been associated with the Advisor and/or its affiliates since 1996.

More information on the portfolio manager may be found on our website (http://aiminvestments.com). The website is not a part of this prospectus.


The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages.


Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.




Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.

     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                                  April 30, 2002
                                                                    Year ended   (Date operations
                                                                   December 31,   commenced) to
                                                                   -------------   December 31,
                                                                    2004   2003        2002
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $      $           $
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------------
    Total from Investment Operations
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $      $           $
-------------------------------------------------------------------------------------------------
Total return/(a)/                                                       %      %           %
-------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $      $           $
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                           %      %           %
-------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                        %      %           %
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             %      %           %
-------------------------------------------------------------------------------------------------
Portfolio turnover rate/(d)/                                            %      %           %
-------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Leisure Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. LEISURE FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


     TABLE OF CONTENTS
     Investment Goals, Strategies, And Risks.2..
       Disclosure of Portfolio Holdings....... 3
       Fund Performance....................... 3
       Fee Table And Expense Example...........5
       Investment Risks........................6
       Principal Risks Associated With The Fund6
       Temporary Defensive Positions...........7
       Fund Management.........................7
       Portfolio Manager(s)....................9
       Purchase And Redemption Of Shares...... 9
     Excessive Short-Term Trading Activity
       Disclosure........................... 9..
       Pricing Of Shares..................... 10
       Taxes..................................11
       Dividends And Distributions............11
       Voting Rights..........................11
       Share Classes..........................12
       Distribution Plan......................12
       Payments To Investment Companies.......12
       Financial Highlights...................13




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.



THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S MARKET       managed. The Fund invests primarily in equity
OUTLOOK, PLEASE SEE THE securities that the Advisor believes will rise in
MOST RECENT ANNUAL OR   price faster than other securities, as well as in
SEMIANNUAL REPORT.      options and other invest-ments whose values are
                        based upon the values of equity securities.
                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, bev-erages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the Fund's assets is not required to be invested in the sector.
     To determine whether a potential investment is truly doing business in the leisure sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the leisure sector;
    . At least 50% of its assets must be devoted to producing revenues from the leisure sector; or
    . Based on other available information, we determine that its primary business is within the leisure sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     We seek firms that can grow their businesses regardless of the economic environment. The Advisor attempts to keep the portfolio well-diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


                                    [GRAPHIC]
     Fund Performance
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expense borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index and style-specific index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

-------------------------------------------
  AIM V.I. LEISURE FUND (SERIES II)
      ANNUAL TOTAL RETURN/1,2/
-------------------------------------------
                                    [CHART]
            2003      2004
          ------    ------
          28.32%
-------------------------------------------
Best Calendar Qtr.   [06/03  15.06%]
Worst Calendar Qtr.  [03/03  (3.11%)]
-------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ Series I shares of the Fund commenced investment operations on April 30,
       2002. Index comparisons begin on April 30, 2002.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance, and closely reflects the performance of the securities in which the Fund invests.
   /4/ The index does not reflect payment of fees, expenses or taxes.
                                      4

--------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN
                                      FOR THE PERIODS ENDED 12/31/04
                                      ------------------------------
                                                      SINCE
                                      1 YEAR        INCEPTION
--------------------------------------------------------------------
 AIM V.I. Leisure Fund (Series II)/1/      %            %/2/
 S&P 500 Index/3,4/                        %            %/2/
--------------------------------------------------------------------

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                   %
Distribution and Service (12b-1) Fees             %
Other Expenses                                 %/2/
Total Annual Fund Operating Expenses              %
Fee Waiver and Expense Reimbursements             %
Net Expenses                                 %/3,4/

     ---
     "N/A" in the above table means "not applicable."

   /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

    /2 /As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
   /3/ The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through April 30, 2005.
   /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
Series II shares
  AIM V.I. Leisure Fund    $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     val-ues to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-    deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                 No Guarantee. No mutual fund can guarantee that
                         it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity securities of companies that are related to the leisure sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                          INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES OF AIM is the investment advisor for the fund and is
AMVESCAP PLC, AN                responsible for its day-to-day management. AIM is
INTERNATIONAL INVESTMENT        located at 11 Greenway Plaza, Suite 100, Houston,
MANAGEMENT COMPANY THAT         Texas 77046-1173. The Advisor supervises all
MANAGES MORE THAN $             aspects of the Fund's operations and provides
BILLION IN ASSETS WORLDWIDE.    investment advisory services to the Fund,
AMVESCAP IS BASED IN LONDON,    including obtaining and evaluating economic,
WITH MONEY MANAGERS LOCATED     statistical and financial information to
IN EUROPE, NORTH AND SOUTH      formulate and imple-ment investment programs for
AMERICA, AND THE FAR EAST.      the Fund. AIM has acted as an investment advisor
                                since its orga-nization in 1976. Today, AIM,
                                together with its subsidiaries, advises or
                                manages over 200 investment portfolios,
                                encompassing a broad range of investment
                                objectives.
                                A I M Distributors, Inc. ("ADI") is the Fund's
                                distributor and is responsible for the sale of
                                the fund's shares. AIM and ADI are subsidiaries
                                of AMVESCAP PLC.


                          Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended December 31, 2004.


----------------------------------------------------------------
                           ADVISORY FEE AS A PERCENTAGE OF
FUND                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
----------------------------------------------------------------
AIM V.I. Leisure Fund                       %

     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.




     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Manager(s)



     Mark D. Greenberg, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for for the Fund since 2002 and has been associated with the Advisor and/or its affiliates since 1996.

     More information on the portfolio manager may be found on our website (http://aiminvestments.com). The website is not a part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.

     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.
Distribution Plan
The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your interest and may cost you more than other types of charges.



Payments To Insurance Companies




The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                                    April 30, 2002
                                                                                   (Date operations
                                                                    Year ended      commenced) to
                                                                   December 31,      December 31,
                                                                    2004     2003        2002
-----------------------------------------------------------------------------------
Net asset value, beginning of period
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------------------
    Total from investment operations
---------------------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------------------
Total return/(a)/
---------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements
---------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------------------
Portfolio turnover rate/(d)/
---------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Leisure Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                     Our solutions/sm/
                                   AIM
AIMinvestments.com         Investments

                                                  AIM V.I. LARGE CAP GROWTH FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


Series I shares


Shares of the fund are currently offered only to insurance company separate accounts, funding variable annuity contracts and variable life insurance policies. AIM V.I. Large Cap Growth Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Excessive Short-Term Trading Activity
  Disclosures                                        5

Trade Activity Monitoring                            6

Fair Value Pricing                                   6

Risks                                                6

Pricing of Shares                                    6

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                 9
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------






The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the above-referenced period ended March 31, 2005, had a market capitalization of [$5.2 million]. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000--Registered Trademark-- Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Series I shares.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................




    During the period shown in the bar chart, the highest quarterly return was
     % (quarter ended [date]) and the lowest quarterly return was      %
(quarter ended [date]).



PERFORMANCE TABLE



The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                              SINCE         INCEPTION
December 31, 2004)                       1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                %            %        08/29/03
                Index                         %            %
                Index                         %            %
-------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND


The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                          %

Other Expenses

Total Annual Fund
Operating Expenses

Waivers

Net Expenses
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through [December 31, 2005.]


EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



    [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. The example does not reflect charges at the separate account level. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                                    $        $         $          $
------------------------------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
0.75% of the first $1 billion...........          0.695% of the first $250 million
0.70% of the next $1 billion............            0.67% of the next $250 million
0.625% of the excess over $2 billion....           0.645% of the next $500 million
                                                    0.62% of the next $1.5 billion
                                                   0.595% of the next $2.5 billion
                                                    0.57% of the next $2.5 billion
                                                   0.545% of the next $2.5 billion
                                              0.52% of the excess over $10 billion


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.



    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.



    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.



EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.



    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.



    Each of these tools is described in more detail below.



    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, in their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.



RISKS



There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE



The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.



    Specific types of securities are valued as follows:



    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


TAXES


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.


CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.


PAYMENTS TO INSURANCE COMPANIES



ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments include, among other things, adding the fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain of the fund in insurance company separate accounts.



    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the fund to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by [auditors], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of the fund has selected new independent auditors for the fund's current fiscal year (2005). For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                            AUGUST 29, 2003
                                                                            (DATE OPERATIONS
                                                                             COMMENCED) TO
                                                                              DECEMBER 31,
                                                                  2004            2003
--------------------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
============================================================================================
    Total from investment operations
============================================================================================
Less distributions from net investment income
============================================================================================
Net asset value, end of period
____________________________________________________________________________________________
============================================================================================
Total return(a)
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements
--------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income (loss) to average net assets
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(c)
____________________________________________________________________________________________
============================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


---------------------------------------------
   AIM V.I. Large Cap Growth Fund Series I
   SEC 1940 Act file number: 811-7452
---------------------------------------------

AIMinvestments.com

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM V.I. LARGE CAP GROWTH FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


Series II shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Large Cap Growth Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Excessive Short-Term Trading Activity
  Disclosures                                        5

Trade Activity Monitoring                            6

Fair Value Pricing                                   6

Risks                                                6

Pricing of Shares                                    6

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        8

Distribution Plan                                    8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                 9
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------






The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the above-referenced period ended March 31, 2005, had a market capitalization of [$5.2 million.] The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000--Registered Trademark-- Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------




The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Series II shares.



                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
2004...................................................................   [    ]%




    During the period shown in the bar chart, the highest quarterly return was
     % (quarter ended [DATE]) and the lowest quarterly return was     % (quarter
ended [DATE]).



PERFORMANCE TABLE



The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SERIES II
                                                                     SHARES
(for the periods ended                              SINCE          INCEPTION
December 31, 2004)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                                       08/29/03
       Index
       Index
--------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND


The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Rule 12b-1 Fees                                                       0.25

Other Expenses

Total Annual Fund
Operating Expenses

Waivers

Net Expenses
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through [December 31, 2005].


EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



    [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates.]


    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. The example does not reflect charges at the separate account level. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
AIM V.I. Large
Cap Growth Fund                                                 $        $         $          $
----------------------------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
           0.75% of the first $1 billion          0.695% of the first $250 million
            0.70% of the next $1 billion            0.67% of the next $250 million
    0.625% of the excess over $2 billion           0.645% of the next $500 million
                                                    0.62% of the next $1.5 billion
                                                   0.595% of the next $2.5 billion
                                                    0.57% of the next $2.5 billion
                                                   0.545% of the next $2.5 billion
                                              0.52% of the excess over $10 billion


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC such as when the NYSE restricts or suspends trading.



    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.



EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND


                ------------------------------

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.



    Each of these tools is described in more detail below.



    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, in their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.



RISKS



There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE



The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.



    Specific types of securities are valued as follows:



    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


TAXES


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.


CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.


PAYMENTS TO INSURANCE COMPANIES



The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments include, among other things, adding the fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain of the fund in insurance company separate accounts.



    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the fund to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    This information has been audited by [auditors], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of the fund has selected new independent auditors for the fund's current fiscal year (2005). For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                         AUGUST 29, 2003
                                                                                        (DATE OPERATIONS
                                                                                           COMMENCED)
                                                                                         TO DECEMBER 31,
                                                                                              2003
                                                                      2004              -----------------
Net asset value, beginning of period
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
=========================================================================================================
    Total from investment operations
=========================================================================================================
Less distributions from net investment income
=========================================================================================================
Net asset value, end of period
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements
---------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of net investment income (loss) to average net assets
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(c)
_________________________________________________________________________________________________________
=========================================================================================================

OBTAINING ADDITIONAL INFORMATION
-----------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------------
   AIM V.I. Large Cap Growth Fund Series II
   SEC 1940 Act file number: 811-7452
----------------------------------------------

AIMinvestments.com
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                       AIM V.I. REAL ESTATE FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


Series I shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Real Estate Fund seeks to achieve long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6
Advisor Compensation                                 7
Portfolio Managers                                   7
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate,

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    0.35%
2000...................................................................   28.63%
2001...................................................................   -0.76%
2002...................................................................    6.37%
2003...................................................................   38.82%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was
     % (quarter ended [DATE]) and the lowest quarterly return was      %
(quarter ended [DATE]). Effective April 30, 2004 the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                        1 YEAR    5 YEARS   INCEPTION         DATE
------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund(1)                    %         %           %        03/31/98
Standard & Poor's 500 Index(2,5)                %         %           %        03/31/98
NAREIT-Equity Index(3,4,5)                      %         %           %        03/31/98
Morgan Stanley REIT Index(3,5,6)                %         %           %        03/31/98
Lipper Real Estate Fund Index(3,5,7)            %         %           %        03/31/98
------------------------------------------------------------------------------------------


(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc., an affiliate of A I M Advisors, Inc. Additionally, on April 30, 2004, the fund changed its investment objective. As a result, performance shown for the fund reflects the investment objective of the fund in effect during the periods shown. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(3) The fund has also included the NAREIT-Equity Index. In conjunction with the change in the fund's investment objective on April 30, 2004, the fund has elected to use the Morgan Stanley REIT Index as its style-specific index rather than the NAREIT-Equity Index. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The NAREIT Equity Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market.
(5) The index does not reflect payment of fees, expenses or taxes.
(6) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
(7) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate Category.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND


The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                            %

Other Expenses

Total Annual Fund
Operating Expenses
Fee Waiver and Expense Reimbursements

Net Expenses                                                               (2,3,4)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through [April 30, 2005.]

(3) The fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
(4) The fund's advisor is entitled to receive reimbursement from the fund for fees and expenses paid for by the fund's advisor pursuant to expense limitation commitments between the fund's advisor and the fund if such reimbursement does not cause the fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



    [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Real Estate Fund                     $        $         $         $
----------------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and manages the investment operations of the fund (formerly known as INVESCO VIF-Real Estate Opportunity Fund) and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (INVESCO Alternatives Group division) (the subadvisor) is located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.


    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    Prior to April 30, 2004, the fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation. On April 30, 2004, the fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (IFG) served as the investment advisor for the fund. The advisor, the subadvisor and IFG, are affiliates.



    On October 8, 2004, IFG (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP") the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investiga-

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------


tions Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.



ADVISOR COMPENSATION



    During the fiscal year ended December 31, 2004, AIM or IFG received compensation of % of average daily net assets. The annual management fee payable to the investment advisor pursuant to the investment advisory agreement is 0.90% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



   ADVISORY FEE RATES BEFORE          ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER            JANUARY 1, 2005 WAIVER
------------------------------------------------------------------
      0.90% of average daily net
                          assets   0.75% of the first $250 million
                                    0.74% of the next $250 million
                                    0.73% of the next $500 million
                                    0.72% of the next $1.5 billion
                                    0.71% of the next $2.5 billion
                                    0.70% of the next $2.5 billion
                                    0.69% of the next $2.5 billion
                                      0.68% of the excess over $10
                                                           billion


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.



- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1998.


- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1989.


    They are assisted by the subadvisor's Real Estate Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadvisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the AIM's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.



    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The fund currently offers shares only to insurance company separate accounts. In the

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------


future, the fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.



EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.



    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.



    Each of these tools is described in more detail below.



    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, in their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.



RISKS



There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE



The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.



    Specific types of securities are valued as follows:



    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------


insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


TAXES


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.


CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.


SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.


PAYMENTS TO INSURANCE COMPANIES



ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments include, among other things, adding the fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain of the fund in insurance company separate accounts.



    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the fund to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by [auditors] independent accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                              2004            2003            2002           2001           2000
                                                             -------         -------         ------         ------         ------
Net asset value, beginning of period                         $               $               $              $              $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less dividends from net investment income
=================================================================================================================================
Net asset value, end of period                               $               $               $              $              $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                     %               %              %              %              %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $               $               $              $              $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                       %               %              %              %              %
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                    %               %              %              %              %
=================================================================================================================================
Ratio of net investment income to average net assets                %               %              %              %              %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             %               %              %              %              %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246
Because you cannot purchase shares of the fund
directly, these documents have not been made
available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.



You can also review and obtain copies of the fund's SAI financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM V.I. Real Estate Fund Series I
   SEC 1940 Act file number: 811-7452
----------------------------------------

AIMinvestments.com
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                       AIM V.I. REAL ESTATE FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


Series II shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Real Estate Fund seeks to achieve long-term growth of capital.


-----------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 7
Portfolio Managers                                   7
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------






The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate,

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.



                              (PERFORMANCE CHART)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................    0.10%
2000*..................................................................   28.31%
2001*..................................................................   -1.01%
2002*..................................................................    6.11%
2003*..................................................................   38.48%
2004*..................................................................        %



(*) The returns shown for these periods are the blended returns of the historical performance of the funds's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.



    During the periods shown in the bar chart, the highest quarterly return was
     % (quarter ended [DATE]) and the lowest quarterly return was      %
(quarter ended [DATE]). For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc., an affiliate of A I M Advisors, Inc. Effective April 30, 2004 the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund(1)                   %         %           %         03/31/98
Standard & Poor's 500 Index(2,3)               %         %           %         03/31/98
NAREIT-Equity Index(3,4,5)                     %         %           %         03/31/98
Morgan Stanley REIT Index(3,4,6)               %         %           %         03/31/98
Lipper Real Estate Fund Index(3,4,7)           %         %           %         03/31/98
------------------------------------------------------------------------------------------


(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc., an affiliate of A I M Advisors, Inc. Additionally, (i) on April 30, 2004, the fund changed its investment objective (performance shown for the fund reflects the investment objective of the fund in effect during the periods shown), and (ii) the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares (the inception date of the fund's Series II shares is April 30, 2004). Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(3) The index does not reflect payment of fees, expenses or taxes.
(4) The fund has also included the NAREIT-Equity Index. In conjunction with the change in the fund's investment objective on April 30, 2004, the fund has elected to use the Morgan Stanley REIT Index as its style-specific index rather than the NAREIT-Equity Index. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The NAREIT-Equity Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market.
(6) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
(7) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate Category.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND


The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred
Sales Charge (Load)                                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                 SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                         %

Rule 12b-1 Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver and Expense Reimbursements

Net Expenses                                                            (2,3,4)
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expense incurred by the fund. These expense limitation agreements are in effect through [April 30, 2005.]

(3) As of December 31, 2003, the fund offered only one series of shares. The fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
(4) The fund's advisor is entitled to receive reimbursement from the fund for fees and expenses paid for by the fund's advisor pursuant to expense limitation commitments between the fund's advisor and the fund if such reimbursement does not cause the fund to exceed its then-current expense limitations and the reimbursement is made within three years after the fund's advisor incurred the expense.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



    [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Real Estate Fund                   $        $        $          $
--------------------------------------------------------------------------------

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and manages the investment operations of the fund (formerly known as INVESCO VIF-Real Estate Opportunity Fund) and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (the subadvisor) is located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.


    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    Prior to April 30, 2004, the fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation. On April 30, 2004, the fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (IFG) served as the investment advisor for the fund. The advisor, the subadvisor and IFG are affiliates.



    On October 8, 2004, IFG (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, AIM or IFG received compensation
of      % of average daily net assets. The annual management fee payable to the investment advisor pursuant to the investment advisory agreement is 0.90% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
       0.90% of average daily net assets           0.75% of the first $250 million
                                                    0.74% of the next $250 million
                                                    0.73% of the next $500 million
                                                    0.72% of the next $1.5 billion
                                                    0.71% of the next $2.5 billion
                                                    0.70% of the next $2.5 billion
                                                    0.69% of the next $2.5 billion
                                              0.68% of the excess over $10 billion


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.



- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1998.


- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1989.


    They are assisted by the subadvisor's Real Estate Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadvisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on AIM's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.



    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate ac-

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


count to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.



EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.



    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.


    Each of these tools is described in more detail below.


    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, in their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.



RISKS



There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE



The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


    Specific types of securities are valued as follows:


    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


TAXES


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.


CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.


SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.


PAYMENTS TO INSURANCE COMPANIES



The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments include, among other things, adding the fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain of the fund in insurance company separate accounts.



    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the fund to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    This information has been audited by [auditors], independent accounts, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2004          2003          2002          2001          2000
                                                              -------       -------       -------       -------       -------
Net asset value, beginning of period                          $             $             $             $             $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Less dividends from net investment income
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $             $             $             $             $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $             $             $             $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        %             %            %             %             %
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     %             %            %             %             %
=============================================================================================================================
Ratio of net investment income to average net assets                 %             %            %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                              %             %            %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM V.I. Real Estate Fund Series II
   SEC 1940 Act file number: 811-7452
----------------------------------------

AIMinvestments.com

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM V.I. SMALL CAP EQUITY FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


SERIES I SHARES


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Cap Equity Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Excessive Short-Term Trading Activity
  Disclosures                                        5

Trade Activity Monitoring                            6

Fair Value Pricing                                   6

Risks                                                6

Pricing of Shares                                    6

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                 9
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the above-referenced period ended March 31, 2005, had a market capitalization of [$2.6 billion]. Under normal conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


    Among factors which the portfolio managers may consider when purchasing securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as a balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered small-cap company securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Series I shares.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................        %




    During the period shown in the bar chart, the highest quarterly return was
     % (quarter ended [date]) and the lowest quarterly return was      %
(quarter ended [date]).



PERFORMANCE TABLE



The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                              SINCE         INCEPTION
December 31, 2004)                       1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                %            %        08/29/03
                Index                         %            %
                Index                         %            %
-------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND


The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                            %

Other Expenses

Total Annual Fund
Operating Expenses

Waivers

Net Expenses
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2004.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



    [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates.]



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                                $         $         $         $
-------------------------------------------------------------

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of   % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement is 0.85% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



   ADVISORY FEE RATES BEFORE          ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER            JANUARY 1, 2005 WAIVER
------------------------------------------------------------------
      0.85% of average daily net
                          assets  0.745% of the first $250 million
                                    0.73% of the next $250 million
                                   0.715% of the next $500 million
                                    0.70% of the next $1.5 billion
                                   0.685% of the next $2.5 billion
                                    0.67% of the next $2.5 billion
                                   0.655% of the next $2.5 billion
                                      0.64% of the excess over $10
                                                           billion


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.



- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.



    They are assisted by the advisor's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.



    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.



EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.



    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.



    Each of these tools is described in more detail below.



    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of the variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, in their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.



RISKS



There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.



PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.



    Specific types of securities are valued as follows:



    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


TAXES


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.


SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.


PAYMENTS TO INSURANCE COMPANIES



ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments include, among other things, adding the fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain of the fund in insurance company separate accounts.



    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the fund to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by [auditors], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of the fund has selected new independent auditors for the fund's current fiscal year (2005). For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                          AUGUST 29, 2003
                                                                          (DATE OPERATIONS
                                                                           COMMENCED) TO
                                                                            DECEMBER 31,
                                                                 2004           2003
                                                                ------    ----------------
Net asset value, beginning of period                            $              $
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==========================================================================================
    Total from investment operations
==========================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------
  Distributions from net realized gains
==========================================================================================
    Total distributions
==========================================================================================
Net asset value, end of period                                  $              $
__________________________________________________________________________________________
==========================================================================================
Total return(a)                                                       %              %
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $              $
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      %              %(b)
------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   %              %(b)
==========================================================================================
Ratio of net investment income (loss) to average net assets           %              %
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(c)                                            %              %
__________________________________________________________________________________________
==========================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


---------------------------------------------
   AIM V.I. Small Cap Equity Fund Series I
   SEC 1940 Act file number: 811-7452
---------------------------------------------

AIMinvestments.com
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM V.I. SMALL CAP EQUITY FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


Series II shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Cap Equity Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3
------------------------------------------------------
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Excessive Short-Term Trading Activity
  Disclosures                                        5

Trade Activity Monitoring                            6

Fair Value Pricing                                   6

Risks                                                6

Pricing of Shares                                    6

Taxes                                                7

Dividends and Distributions                          8

Share Classes                                        8

Distribution Plan                                    8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                 9
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the above-referenced period ended March 31, 2005, had a market capitalization of [$2.6 billion.] Under normal conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


    Among factors which the portfolio managers may consider when purchasing securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as a balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered small-cap company securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Series II shares.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................



    During the period shown in the bar chart, the highest quarterly return was
     % (quarter ended [DATE]) and the lowest quarterly return was     % (quarter
ended [DATE]).



PERFORMANCE TABLE



The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SERIES II
                                                                     SHARES
(for the periods ended                              SINCE          INCEPTION
December 31, 2004)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                                       08/29/03
       Index
       Index
--------------------------------------------------------------------------------

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND


The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred
Sales Charge (Load)                                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                 SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                         %

Rule 12b-1 Fees                                                     0.25

Other Expenses

Total Annual Fund
Operating Expenses

Waivers
Net Expenses                                                            (2)
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through [December 31, 2004.]


EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



    [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates.]


    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. The example does not reflect charges at the separate account level. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                                  $        $         $          $
----------------------------------------------------------------------------------------------------

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of   % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement is 0.85% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
0.85% of average daily net assets.......          0.745% of the first $250 million
                                                    0.73% of the next $250 million
                                                   0.715% of the next $500 million
                                                    0.70% of the next $1.5 billion
                                                   0.685% of the next $2.5 billion
                                                    0.67% of the next $2.5 billion
                                                   0.655% of the next $2.5 billion
                                              0.64% of the excess over $10 billion


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.



- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.



    They are assisted by the advisor's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.



    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------


EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.



    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:



(1) trade activity monitoring; and



(2) the use of fair value pricing consistent with procedures approved by the Board.


    Each of these tools is described in more detail below.


    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of the variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.



RISKS



There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE



The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------


which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


    Specific types of securities are valued as follows:


    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


TAXES


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.


CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.


SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN


The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.



PAYMENTS TO INSURANCE COMPANIES



The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments include, among other things, adding the fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain of the fund in insurance company separate accounts.



    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the fund to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    This information has been audited by [auditors], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of the fund has selected new independent auditors for the fund's current fiscal year (2005). For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                        AUGUST 29, 2003
                                                                        (DATE OPERATIONS
                                                                         COMMENCED) TO
                                                                          DECEMBER 31,
                                                               2004           2003
                                                              ------    ----------------
Net asset value, beginning of period                          $              $
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
========================================================================================
    Total from investment operations
========================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------
  Distributions from net realized gains
========================================================================================
    Total distributions
========================================================================================
Net asset value, end of period                                $              $
________________________________________________________________________________________
========================================================================================
Total return(a)
________________________________________________________________________________________
========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $
________________________________________________________________________________________
========================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
========================================================================================
Ratio of net investment income (loss) to average net assets
________________________________________________________________________________________
========================================================================================
Portfolio turnover rate(c)
________________________________________________________________________________________
========================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO
INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT
INVEST IN THE FUND.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


--------------------------------------------
   AIM V.I. Small Cap Equity Fund Series II
   SEC 1940 Act file number: 811-7452
--------------------------------------------

AIMinvestments.com     GAP-PRO-7

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

PROSPECTUS | April 29, 2005


AIM V.I. SMALL COMPANY GROWTH FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.2
Disclosure Of Portfolio Holdings........3
Fund Performance........................3
Fee Table And Expense Example...........4
Investment Risks........................5
Principal Risks Associated With The Fund5
Temporary Defensive Positions...........6
Fund Management.........................6
Portfolio Managers......................7
Purchase And Redemption Of Shares.......8
Excessive Short-Term Trading Activity
  Disclosure............................8
Pricing Of Shares.......................9
Taxes..................................10
Dividends And Distributions............10
Voting Rights..........................10
Share Classes..........................11
Payments To Insurance Companies........11
Financial Highlights...................12


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance                [LOGO]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It is
EACH FUND'S MARKET      actively managed. The Fund invests primarily in
OUTLOOK, PLEASE SEE THE equity secu-rities and equity-related instruments
MOST RECENT ANNUAL OR   that the Advisor believes will rise in price
SEMIANNUAL REPORT.      faster than other securities, as well as in
                        options and other investments whose values are based upon the values of equity securities.
                        The Fund normally invests at least 80% of its net assets in small-capitalization companies. The
                        Fund con-siders a company to be a
                        small-capitalization company if it has a market capitalization, at the time of pur-chase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000(R) Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
     We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Fund is managed in the growth style. The advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.
     We seek securities for the Fund that meet the following standards:
    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.
     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors.
     Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.
     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

     Fund Performance                [LOGO]
     The bar chart and table below show the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


    AIM V.I. SMALL COMPANY GROWTH FUND
                (SERIES I)
     ACTUAL ANNUAL TOTAL RETURN/1,2/
---------------------------------------------------
                                    [CHART]
 1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----
16.38%   91.06%  (14.98%) (18.54%) (31.11%)  33.43%
---------------------------------------------------
Best Calendar Qtr.   [12/99 47.92%]
Worst Calendar Qtr. [9/01 (29.42%)]


-----------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN
                                   FOR THE PERIODS ENDED 12/31/04
                                   ------------------------------
                                                        SINCE
                                   1 YEAR   5 YEARS   INCEPTION
-----------------------------------------------------------------
 AIM V.I. Small Company Growth
  Fund (Series I)/1/                   %          %       %/2/
 S&P 500 Index/3,4/                    %    (    %)       %/2/
 Russell 2000(R) Growth Index/4,5/     %          %       %/2/
 Lipper Small-Cap
  Growth Fund Index/4,6/               %          %       %/2/
-----------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ The Fund commenced investment operations on August 22, 1997. Index comparisons begin on August 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. Stock market performance. The Fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 2000(R) Growth Index since the Standard & Poor's 500 Index is such a widely recognized gauge of U.S. stock market performance. The Fund will continue to include the Russell 2000(R) Growth Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.

   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Russell 2000(R) Growth Index measures the performance of those
       Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.
   /6/ The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's Small Cap 600 Index.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series I shares
Management Fees                                %
Other Expenses                              %/2/
Total Annual Fund Operating Expenses           %
Fee Waiver and Expense Reimbursements          %
Net Expenses                              %/3,4/

   -----
   "N/A" in the above table means "not applicable."

 /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
 /3/ The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2005.
 /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                      1 year 3 years 5 years 10 years
                                      ------ ------- ------- --------
Series I shares
  AIM V.I. Small Company Growth Fund    $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     values to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, INCOME deposits such as CDs or savings accounts.
LEVEL, AND TIME HORIZON.
                         No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Funds
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specified price on or before a specific date. The use of options may increase the performance of the
     Fund, but may also increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holding.
Fund Management
                         INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES AIM is the investment advisor for the Fund and is
OF AMVESCAP PLC, AN          responsible for its day-to-day management. AIM is
INTERNATIONAL INVESTMENT     located at 11 Greenway Plaza, Suite 100, Houston,
MANAGEMENT COMPANY THAT      Texas 77046-1173. The Advisor supervises all
MANAGES MORE THAN $          aspects of the Fund's operations and provides
BILLION IN ASSETS WORLDWIDE. investment advisory services to the Fund, AMVESCAP IS BASED IN LONDON, including obtaining and evaluating economic,
WITH MONEY MANAGERS          statistical and financial information to
LOCATED IN EUROPE, NORTH     formulate and implement investment programs for
AND SOUTH AMERICA, AND THE   the Fund. AIM has acted as an investment advisor
FAR EAST.                    since its organization in 1976. Today, AIM,
                             together with its subsidiaries, advises or
                             manages over 200 investment portfolios,
                             encompassing a broad range of investment
                             objectives.
                             A I M Distributors, Inc. ("ADI") is the Fund's
                             distributor and is responsible for the sale of
                             the Fund's shares. AIM and ADI are subsidiaries
                             of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the
                             investment advisor for the Fund. During the
                             fiscal year ended December 31, 2004, AIM or
                             INVESCO received compensation of   % of average
                             daily net assets. The annual management fee payable to the investment advisor pursuant to the invest-ment advisory agreement is 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee
                             Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005..


     ----------------------------------------------------------------------
     ADVISORY FEE RATES BEFORE               ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
     ----------------------------------------------------------------------
     0.75% of average daily net assets     0.754% of the first $250 million
                                             0.73% of the next $250 million
                                            0.715% of the next $500 million
                                             0.70% of the next $1.5 billion
                                            0.685% of the next $2.5 billion
                                             0.67% of the next $2.5 billion
                                            0.655% of the next $2.5 billion
                                       0.64% of the excess over $10 billion

     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Portfolio Manager(s)




     Jay K. Rushin, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1998.


     He is assisted by the Advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio.

     Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages.


Purchase And Redemption Of Shares




     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, clos-ing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                           [LOGO]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions     [LOGO]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.



Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                            Year ended December 31,
                                                                   ------------------------------------------
                                                                    2004     2003    2002     2001     2000
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations
-------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers
-------------------------------------------------------------------------------------------------------------
  Without fee waivers
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc. 11 Greenway Plaza, Suite 100 Houston, TX 77046-1173




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Small Company Growth Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. SMALL COMPANY GROWTH FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..........   2
Disclosure Of Portfolio Holdings.................   3
Fund Performance.................................   4
Fee Table And Expense Example....................   5
Investment Risks.................................   6
Principal Risks Associated With The Fund.........   6
Temporary Defensive Positions....................   7
Fund Management..................................   7
Portfolio Managers...............................   8
Purchase And Redemption Of Shares................   9
Excessive Short-Term Trading Activity Disclosures   9
Pricing Of Shares................................  10
Taxes............................................  11
Dividends And Distributions......................  11
Voting Rights....................................  11
Share Classes....................................  12
Distribution Plan................................  12
Payments To Insurance Companies..................  12
Financial Highlights.............................  13




The AIM family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[GRAPHIC] Your goals.
Our solutions./R/
AIM
Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It is
EACH FUND'S MARKET      actively managed. The Fund invests primarily in
OUTLOOK, PLEASE SEE THE equity secu-rities and equity-related instruments
MOST RECENT ANNUAL OR   that the Advisor believes will rise in price
SEMIANNUAL REPORT.      faster than other securities, as well as in
                        options and other investments whose values are based upon the values of equity securities.
                        The Fund normally invests at least 80% of its net assets in small-capitalization companies. The
                        Fund con-siders a company to be a
                        small-capitalization company if it has a market capitalization, at the time of pur-chase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

     The Russell 2000(R) Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
     We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Fund is managed in the growth style. The advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.
     We seek securities for the Fund that meet the following standards:
    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors.
     Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.
     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

    AIM V.I. SMALL COMPANY GROWTH FUND
               (SERIES II)
         ANNUAL TOTAL RETURN/1,2/
------------------------------------------------------------------------
                                    [CHART]
   '98        '99        '00        '01        '02        '03        '04
  ------     ------    --------   --------   --------    ------
  16.08%     90.59%    (15.19%)   (18.74%)   (31.29%)     33.29%
------------------------------------------------------------------------
Best Calendar Qtr.   [12/99  47.83%]
Worst Calendar Qtr.  [9/01 (29.47%)]


-----------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN
                                         FOR THE PERIODS ENDED 12/31/04
                                         ------------------------------
                                                              SINCE
                                         1 YEAR   5 YEARS   INCEPTION
-----------------------------------------------------------------------
 AIM V.I. Small Company Growth Fund
  (Series II)/1/                             %         %        %/2/
 S&P 500 Index/3,4/                          %     (   %)       %/2/
 Russell 2000(R) Growth Index/4,5/           %         %        %/2/
 Lipper Small-Cap Growth Fund Index/4,6/     %         %        %/2/
-----------------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ Series I shares of the Fund commenced investment operations on August
       22, 1997. Index comparisons begin on August 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 2000(R) Growth Index since the Standard & Poor's 500 Index is such a widely recognized gauge of U.S. stock market performance. The Fund will continue to include the Russell 2000(R) Growth Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Russell 2000(R) Growth Index measures the performance of those
       Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.
   /6/ The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 index.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                   %
Distribution and Service (12b-1) Fees          %
Other Expenses                                 %/2/
Total Annual Fund Operating Expenses              %
Fee Waiver and Expense Reimbursements             %
Net Expenses                                %/3, 4/

     ---
     "N/A" in the above table means "not applicable."

   /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   /2/ As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
   /3/ The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through April 30, 2005.
   /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                      1 year 3 years 5 years 10 years
                                      ------ ------- ------- --------
Series II shares
  AIM V.I. Small Company Growth Fund    $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     values to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, INCOME deposits such as CDs or savings accounts.
LEVEL, AND TIME HORIZON.
                         No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, both also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                    RISKS
--------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks     Market, Information, Political,
that represent shares of foreign              Regulatory, Diplomatic, Liquidity,
corporations held by those banks. Although    and Currency Risks
traded in U.S. securities markets and valued
in U.S. dollars, ADRs carry most of the
risks of investing directly in foreign
securities.
--------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a        Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holding.
Fund Management
                         INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES AIM is the investment advisor for the Fund and is
OF AMVESCAP PLC, AN          responsible for its day-to-day management. AIM is
INTERNATIONAL INVESTMENT     located at 11 Greenway Plaza, Suite 100, Houston,
MANAGEMENT COMPANY THAT      Texas 77046-1173. The Advisor supervises all
MANAGES MORE THAN $          aspects of the Fund's operations and provides
BILLION IN ASSETS WORLDWIDE. investment advisory services to the Fund, AMVESCAP IS BASED IN LONDON, including obtaining and evaluating economic,
WITH MONEY MANAGERS          statistical and financial information to
LOCATED IN EUROPE, NORTH     formulate and implement investment programs for
AND SOUTH AMERICA, AND THE   the Fund. AIM has acted as an investment advisor
FAR EAST.                    since its organization in 1976. Today, AIM,
                             together with its subsidiaries, advises or
                             manages over 200 investment portfolios,
                             encompassing a broad range of investment
                             objectives.
                             A I M Distributors, Inc. ("ADI") is the Fund's
                             distributor and is responsible for the sale of
                             the Fund's shares. AIM and ADI are subsidiaries
                             of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the
                             investment advisor for the Fund. During the
                             fiscal year ended December 31, 2004, AIM or
                             INVESCO received compensation of   % of average
                             daily net as-sets. The annual management fee payable to the investment advisor pursuant to the investment advi-sory agreement is 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee
                             Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


----------------------------------------------------------------------
ADVISORY FEE RATES BEFORE               ADVISORY FEE RATES AFTER
JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------
0.75% of average daily net assets     0.745% of the first $250 million
                                        0.73% of the next $250 million
                                       0.715% of the next $500 million
                                        0.70% of the next $1.5 billion
                                       0.685% of the next $2.5 billion
                                        0.67% of the next $2.5 billion
                                       0.655% of the next $2.5 billion
                                  0.64% of the excess over $10 billion

     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Portfolio Manager(s)




     Jay K. Rushin, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1998.

     He is assisted by the Advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing Of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.
Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.



Payments To Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                   Year ended December 31,
                                                                   ------------------------
                                                                   2004 2003 2002 2001 2000
-------------------------------------------------------------------------------------------
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
    Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers
-------------------------------------------------------------------------------------------
  Without fee waivers
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Small Company Growth Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

AIM V.I. TECHNOLOGY FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.

TABLE OF CONTENTS

                   Investment Goals, Strategies, And Risks. 2
                   Disclosure Of Portfolio Holdings........ 3
                   Fund Performance........................ 3
                   Fee Table And Expense Example........... 4
                   Investment Risks........................ 4
                   Principal Risks Associated With The Fund 5
                   Temporary Defensive Positions........... 6
                   Fund Management......................... 7
                   Portfolio Managers...................... 8
                   Purchase And Redemption Of Shares....... 8
                   Excessive Short-Term Trading Activity
                     Disclosures........................... 9
                   Pricing Of Shares...................... 10
                   Taxes.................................. 11
                   Dividends And Distributions............ 11
                   Voting Rights.......................... 11
                   Share Classes.......................... 11
                   Payments To Insurance Companies........ 11
                   Financial Highlights................... 13




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/sm/
AIM
Investments

PROSPECTUS | April 29, 2005

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT The Fund seeks capital growth. It is actively
THE FUND'S MARKET OUT- managed. The Fund invests primarily in equity
LOOK, PLEASE SEE THE   securities that the Adviser believes will rise in
MOST RECENT ANNUAL OR  price faster than other securities, as well as in
SEMIANNUAL REPORT.     options and other invest-ments whose values are
                       based upon the values of equity securities.
                       The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in technology-related industries. These include, but are not limited to, vari-ous applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the technology sector;
    . At least 50% of its assets must be devoted to producing revenues from the technology sector; or
    . Based on other available information, we determine that its primary business is within the technology sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that the Advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


--------------------------------------------------------
 AIM V.I. TECHNOLOGY FUND (SERIES I)
   ACTUAL ANNUAL TOTAL RETURN/1,2/
--------------------------------------------------------
                                    [CHART]
 '98       '99       '00       '01       '02       '03
------    ------    ------    ------    ------    ------
25.69%    158.93%   (23.42%)  (45.82%) (46.84%)   45.29%
--------------------------------------------------------
Best Calendar Qtr.   [12/99  66.65%]
Worst Calendar Qtr.  [9/01   (42.18%)]
--------------------------------------------------------


              ----------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN
                                          FOR THE PERIODS ENDED 12/31/04
                                          ------------------------------
                                                               SINCE
                                          1 YEAR   5 YEARS   INCEPTION
              ----------------------------------------------------------
              AIM V.I. Technology Fund
                (Series I)/1/                  %   (    %)       %/2/
              S&P 500 Index/3,4/               %   (    %)       %/2/
              Goldman Sachs Technology
                Composite Index/4,5/           %     N/A       N/A
              Lipper Science & Technology
                Fund Index/6/                  %   (    %)       %/2/
              ----------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ The Fund commenced investment operations on May 20, 1997. Index comparisons begin on May 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Goldman Sachs Technology Composite Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
   /5/ The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday, of January and July.
   /6/ The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                     Series I shares
Management Fees                            %
Other Expenses                             %/2/
Total Annual Fund Operating Expenses       %/3,4/

   -----
   "N/A" in the above table means "not applicable."

 /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
 /3/ As a result of a reorganization of two funds into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
 /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fees rates]


     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                      1 year 3 years 5 years 10 years
                                      ------ ------- ------- --------
           Series I shares
             AIM V.I. Technology Fund   $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     val-ues to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-    deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                 No Guarantee. No mutual fund can guarantee that
                         it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity securities of companies engaged in technology-related industries, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund to the following additional risks.

INVESTMENT                                                                              RISKS
---------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
---------------------------------------------------------------------------------------------------------------------------
Futures
A futures contract is an agreement to buy or sell a specific amount of a financial      Market, Information, Counterparty,
instrument (such as an index option) at a stated price on a stated date. The Fund may   Liquidity, Derivatives, and Options
use futures contracts to provide liquidity and hedge portfolio value.                   and Futures Risks
---------------------------------------------------------------------------------------------------------------------------
Options
The obligation or right to deliver or receive a security or other instrument, index, or Market, Information, Liquidity,
commodity, or cash payment depending on the price of the underlying security or the     Derivatives, and Options and
performance of an index or other benchmark. Includes options on specific securities     Futures Risks
and stock indices, and options on stock index futures. May be used in the Fund's portfolio to provide liquidity and hedge portfolio value.
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars, among others.    Counterparty, Currency, Liquidity,
They may be used to try to manage the Fund's foreign currency exposure and other        Market, and Regulatory Risks
investment risks, which can cause its net asset value to rise or fall. The Fund may use these financial instruments, commonly known as "derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
---------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

Fund Management
                        INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES AIM is the investment advisor for the Fund and is
OF AMVESCAP PLC, AN          responsible for its day-to-day management. AIM is
INTERNATIONAL INVESTMENT     located at 11 Greenway Plaza, Suite 100, Houston,
MANAGEMENT COMPANY THAT      Texas 77046-1173. The Advisor supervises all
MANAGES MORE THAN $          as-pects of the Fund's operations and provides
BILLION IN ASSETS WORLDWIDE. investment advisory services to the Fund,
AMVESCAP IS BASED IN LON-    including obtaining and evaluating economic,
DON, WITH MONEY MANAGERS     statistical and financial information to
LOCATED IN EUROPE, NORTH     formulate and implement investment programs for
AND SOUTH AMERICA, AND THE   the Fund. AIM has acted as an investment advisor
FAR EAST.                    since its organization in 1976. Today, AIM,
                             together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.
                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended December 31, 2004.


      -------------------------------------------------------------------
                                    ADVISORY FEE AS A PERCENTAGE OF
      FUND                     AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
      -------------------------------------------------------------------
      AIM V.I. Technology Fund                       %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM Distributors Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Portfolio Managers
     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:




     William R. Keithler (lead manager), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with the Advisor and/or its affiliates since 1999. He heads the Technology Team. As the lead manager, Mr. Keithler generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Keithler may perform these functions, and the nature of these functions, may change from time to time.


     Michelle E. Fenton, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1998.


     They are assisted by the Advisor's Technology Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.

     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.



Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                                Year ended December 31,
                                                                   -------------------------------------------------
                                                                     2004       2003       2002       2001       2000
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $          $          $          $          $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations
-------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------------------------------------
Total return/(b)/
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $          $          $          $          $
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets        $          $          $          $          $
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Technology Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                     Our solutions/sm/
                                   AIM
AIMinvestments.com         Investments

AIM V.I. TECHNOLOGY FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2..
Disclosure of Portfolio Holdings.........3..
Fees Table And Expense Example.......... 4..
Investment Risks........................ 4..
Principal Risks Associated With The Fund 5..
Temporary Defensive Positions........... 6..
Fund Management......................... 7..
Portfolio Managers...................... 8..
Purchase And Redemption Of Shares....... 8..
Excessive Short-Term Trading Activity
  Disclosure............................ 9..
Pricing Of Shares ..................... 10..
Taxes.................................. 11..
Dividends And Distributions............ 11..
Voting Rights.......................... 11..
Share Classes.......................... 11..
Distribution Plan.......................11..
Payments To Insurance Companies........ 12..
Financial Highlights................... 13..




The AIM family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aiminvestments.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

PROSPECTUS | April 29, 2005

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.


     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.



THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT The Fund seeks capital growth. It is actively
THE FUND'S MARKET OUT- managed. The Fund invests primarily in equity
LOOK, PLEASE SEE THE   securities that the Advisor believes will rise in
MOST RECENT ANNUAL OR  price faster than other securities, as well as in
SEMIANNUAL REPORT.     options and other invest-ments whose values are
                       based upon the values of equity securities.
                       The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in technology-related industries. These include, but are not limited to, vari-ous applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the technology sector;
    . At least 50% of its assets must be devoted to producing revenues from the technology sector; or
    . Based on other available information, we determine that its primary business is within the technology sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that the Advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.
     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

----------------------------------------------------------------
 AIM V.I. TECHNOLOGY FUND (SERIES II)
       ANNUAL TOTAL RETURN/1,2/
----------------------------------------------------------------
                                      [CHART]
 '98       '99      '00       '01       '02      '03       '04
------   -------  --------  --------  --------  ------   -------
25.37%   158.29%  (23.61%)  (45.96%) (46.98%)   44.93%
----------------------------------------------------------------
Best Calendar Qtr.   [12/99  66.65%]
Worst Calendar Qtr.  [9/01   (42.22%)]
----------------------------------------------------------------


             ----------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN
                                         FOR THE PERIODS ENDED 12/31/04
                                         ------------------------------
                                                               SINCE
                                         1 YEAR   5 YEARS    INCEPTION
             ----------------------------------------------------------
             AIM V.I. Technology Fund
               (Series II)/1/                %    (     %)       %/2/
             S&P 500 Index/3,4/              %    (     %)       %/2/
             Goldman Sachs Technology
               Composite Index/4,5/          %      N/A        N/A
             Lipper Science & Technology
               Fund Index/4,6/               %    (     %)       %/2/
             ----------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   /2/ Series I shares of the Fund commenced investment operations on May 20,
       1997. Index comparisons begin on May 31, 1997.
   /3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Goldman Sachs Technology Composite Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
   /4/ The indices do not reflect payment of fees, expenses or taxes.
    /5 /The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday, of January and July.
    /6 /The Lipper Science & Technology Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                   %
Distribution and Service (12b-1) Fees             %
Other Expenses                                 %/2/
Total Annual Fund Operating Expenses         %/3,4/

     ---
     "N/A" in the above table means "not applicable."

    /1 /Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   /2/ As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
   /3/ As a result of reorganizations of two funds into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
    /4 /The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                                      1 year 3 years 5 years 10 years
                                      ------ ------- ------- --------
           Series II shares
             AIM V.I. Technology Fund   $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     val-ues to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-    deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                 No Guarantee. No mutual fund can guarantee that
                         it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity securities of companies engaged in technology-related industries, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund to the following additional risks.

INVESTMENT                                                                              RISKS
---------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
---------------------------------------------------------------------------------------------------------------------------
Futures
A futures contract is an agreement to buy or sell a specific amount of a financial      Market, Information, Counterparty,
instrument (such as an index option) at a stated price on a stated date. The Fund may   Liquidity, Derivatives, and Options
use futures contracts to provide liquidity and hedge portfolio value.                   and Futures Risks
---------------------------------------------------------------------------------------------------------------------------
Options
The obligation or right to deliver or receive a security or other instrument, index, or Market, Information, Liquidity,
commodity, or cash payment depending on the price of the underlying security or the     Derivatives, and Options and
performance of an index or other benchmark. Includes options on specific securities     Futures Risks
and stock indices, and options on stock index futures. May be used in the Fund's portfolio to provide liquidity and hedge portfolio value.
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars, among others.    Counterparty, Currency, Liquidity,
They may be used to try to manage the Fund's foreign currency exposure and other        Market, and Regulatory Risks
investment risks, which can cause its net asset value to rise or fall. The Fund may use these financial instruments, commonly known as "derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
---------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

Fund Management
                        INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES AIM is the investment advisor for the Fund and is
OF AMVESCAP PLC, AN          responsible for its day-to-day management. AIM is
INTERNATIONAL INVESTMENT     located at 11 Greenway Plaza, Suite 100, Houston,
MANAGEMENT COMPANY THAT      Texas 77046-1173. The Advisor supervises all
MANAGES MORE THAN $          as-pects of the Fund's operations and provides
BILLION IN ASSETS WORLDWIDE. investment advisory services to the Fund,
AMVESCAP IS BASED IN LON-    including obtaining and evaluating economic,
DON, WITH MONEY MANAGERS     statistical and financial information to
LOCATED IN EUROPE, NORTH     formulate and implement investment programs for
AND SOUTH AMERICA, AND THE   the Fund. AIM has acted as an investment advisor
FAR EAST.                    since its organization in 1976. Today, AIM,
                             together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.
                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.
                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services in the fiscal year ended
                             December 31, 2004.


-------------------------------------------------------------------
                              ADVISORY FEE AS A PERCENTAGE OF
FUND                     AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
-------------------------------------------------------------------
AIM V.I. Technology Fund                       %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.




     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Managers

     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:




    . William R. Keithler (lead manager), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with the Advisor and/or its affiliates since 1999. He heads the Technology Team. As the lead manager, Mr. Keithler generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Keithler may perform these functions, and the nature of these functions, may change from time to time.


    . Michelle E. Fenton, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1998.


     They are assisted by the Advisor's Technology Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.




     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.





Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.
Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Payments To Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by (the auditors), independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                   Year ended December 31,
                                                                   ------------------------
                                                                   2004 2003 2002 2001 2000
-------------------------------------------------------------------------------------------
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
    Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return/(b)/
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Core Stock Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                     Our solutions/sm/
                                   AIM
AIMinvestments.com         Investments

PROSPECTUS | April 29, 2005


AIM V.I. TOTAL RETURN FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2
Disclosure Of Portfolio Holdings.........3
Fund Performance........................ 3
Fee Table And Expense Example........... 4
Investment Risks ........................5
Principal Risks Associated With The Fund 5
Temporary Defensive Positions ...........7
Fund Management .........................7
Portfolio Managers ......................8
Purchase And Redemption Of Shares........9
Excessive Short-Term Trading Activity
 Disclosures.............................9
Pricing Of Shares ......................10
Taxes ..................................11
Dividends And Distributions ............11
Voting Rights ..........................11
Share Classes ..........................11
Payments To Insurance Companies ........12
Financial Highlights ...................13


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
[LOGO]Investment Goals & Strategies
[LOGO]Potential Investment Risks
[LOGO]Past Performance
        ---------------------------------------------------------------
[LOGO]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks to provide high total return
THE FUND'S MARKET       through both growth and current income. It is
OUTLOOK, PLEASE SEE THE actively man-aged. The Fund invests in a mix of
MOST RECENT ANNUAL OR   equity securities and debt securities, as well as
SEMIANNUAL REPORT.      in options and other investments whose values are
                        based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.
                        The Fund normally invests at least 65% of its net assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obliga-

     tions and obligations of the U.S. government and government agencies. Normally, at least 30% of the Fund's net assets will be invested in debt securities that are rated investment grade at the time of purchase and at least 30% of the Fund's net assets will be invested in equity securities. The remaining assets of the Fund are allocated to other investments at the Advisor's discretion, based upon current business, economic, and market conditions.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The portion of the Fund's portfolio invested in equity securities will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the S&P 500: (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.
     The portion of the Fund's portfolio invested in equity securities is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.
     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since the Advisor has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.
     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, prepayment, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


[LOGO]Fund Performance
     The bar chart and table below show the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


AIM V.I. TOTAL RETURN FUND (SERIES I)
    ACTUAL ANNUAL TOTAL RETURN/1/
-------------------------------------
                                    [CHART]
 '95       '96       '97      '98      '99     '00      '01      '02      '03
------    ------    ------   ------   ------  ------    ------   -----   ------
22.79%    12.18%    22.91%   9.56%   (3.40%)  (2.17%)   (1.47%) (10.22%)  16.98%
-------------------------------------
 Best Calendar Qtr.   [6/97 10.73%]
 Worst Calendar Qtr. [9/02 (11.50%)]


--------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                            FOR THE PERIODS ENDED 12/31/04
                                            ------------------------------
                                            1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------
 AIM V.I. Total Return Fund (Series I)/1/       %     (    %)        %
 S&P 500 Index/2,3/                             %     (    %)        %
 Custom Total Return Index/3,4/                 %          %         %
 Lehman Government/Credit Bond Index/3,4,5/     %          %         %
 Lipper Balanced Fund Index/3,4,6/              %          %         %
--------------------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



   /2/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.


   /3/ The indices do not reflect payment of fees, expenses or taxes.


   /4/ The Fund has also included the Custom Total Return Index. The Custom
       Total Return Index is an index created by A I M Advisors, Inc. to benchmark the Fund. The index consists of 60% Standard & Poor's 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. In conjunction with the transfer of management to the current team on July 1, 2003, the Fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its style-specific index rather than the Lehman Government/Credit Bond Index for the fixed income portion of the portfolio. Currently, the fixed income portion of the Fund invests in a diversified portfolio of investment-grade securities designed to provide stability of principal and income. The benchmark that best serves as a proxy for these type of investments would be the Lehman Brothers U.S. Aggregate Bond Index. In addition, the Lipper Balanced Fund Index (which may or may not include the Fund) is included for comparison to a peer group.

   /5/ The Lehman Government/Credit Bond Index is an unmanaged index indicative of the broad domestic fixed-income market.


   /6/ The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.


Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series I shares
Management Fees                                %
Other Expenses                              %/2/
Total Annual Fund Operating Expenses           %
Fee Waiver and Expense Reimbursements          %
Net Expenses                              %/3,4/

   -----
   "N/A" in the above table means "not applicable."

 /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
 /3/ The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2005.
 /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                            1 year 3 years 5 years 10 years
                            ------ ------- ------- --------
Series I shares
 AIM V.I. Total Return Fund   $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIABLE   You should determine the level of risk with which
PRODUCT VALUES TO THE FUND,  you are comfortable before you allocate contract
YOU SHOULD DETERMINE THE     values to the Fund. The principal risks of any
LEVEL OF RISK WITH WHICH YOU mutual fund, including the Fund, are:
ARE COMFORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE YOUR    Not Insured. Mutual funds are not insured by the
AGE, CAREER, INCOME LEVEL,   FDIC or any other government agency, unlike bank
AND TIME HORIZON.            deposits such as CDs or savings accounts.
                             No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.
                             Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                             Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.
     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.
     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.
     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements. LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but may also increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     PREPAYMENT RISK
     The Funds may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in common stocks and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA         Prepayment and Interest Rate Risks
and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                     INVESTMENT ADVISOR

AIM, INVESCO INSTITU-   AIM is the investment advisor for the Fund and
TIONAL AND ADI ARE SUB- INVESCO Institutional is the sub advisor for the
SIDIARIES OF AMVESCAP   Fund. INVESCO Institutional is an affiliate of
PLC, AN INTERNATIONAL   INVESCO. AIM is located at 11 Greenway Plaza,
INVESTMENT MANAGE-      Suite 100, Hous-ton, Texas 77046-1173. The Fund's
MENT COMPANY THAT       investment advisor manages the investment
MANAGES MORE THAN       operations of the Fund and has agreed to perform
$     BILLION IN ASSETS or arrange for the performance of the Fund's
WORLD-WIDE, AMVESCAP IS day-to-day management. AIM has acted as an
BASED IN LONDON, WITH   investment advisor since its organization in
MONEY MANAGERS LO-      1976. Today, AIM, together with its
CATED IN EUROPE, NORTH  sub-sidiaries, advises or manages over 200
AND SOUTH AMERICA, AND  investment portfolios, encompassing a broad range
THE FAR EAST.           of investment objectives. INVESCO Institutional
                        is located at 1355 Peachtree Street, NE, Suite
                        250, Atlanta, Georgia. As sub-advisor, INVESCO
                        Institutional is responsible for the Fund's
                        day-to-day management, including the Fund's
                        investment decisions and the execution of
                        securities transactions with respect to the Fund.
                        A I M Distributors, Inc. ("ADI") is the Fund's
                        distributor and is responsible for the sale of
                        the Fund's shares. AIM, INVESCO Institutional and
                        ADI are subsidiaries of AMVESCAP PLC.
                        Prior to April 30, 2004, INVESCO served as the
                        investment advisor for the Fund. During the
                        fiscal year ended December 31, 2004, AIM or
                        INVESCO received compensation of   % of average
                        daily net assets. The annual management fee
                        payable to the investment advisor pursuant to the
                        investment advisory agreement is 0.75% of average
                        daily net assets, based on net asset levels. AIM
                        has contractually agreed to advisory fee waivers
                        for the period January 1, 2005 to June 30, 2006.
                        The advisor will waive advisory fees to the
                        extent necessary so that the advisory fee payable
                        does not exceed the Advisory Fee Rates After
                        January 1, 2005. Following are the advisory fee
                        rates before and after January 1, 2005.


    -----------------------------------------------------------------------
    ADVISORY FEE RATES BEFORE               ADVISORY FEE RATES AFTER
    JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
    -----------------------------------------------------------------------
    0.75% of average daily net assets       0.62% of the first $250 million
                                            0.605% of the next $250 million
                                             0.59% of the next $500 million
                                            0.575% of the next $1.5 billion
                                             0.56% of the next $2.5 billion
                                            0.545% of the next $2.5 billion
                                             0.53% of the next $2.5 billion
                                      0.515% of the excess over $10 billion


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the in dependent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Portfolio Managers


     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:


     EQUITY TEAM


     Carl W. Hafele, CFA, CPA, INVESCO-NAM CEO and Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     John W. Ferreby, CFA, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     J. Jeffrey Krumpelman, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     Richard E. Herrmann, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     Alfred H. Shepard, CFA, Portfolio Manager has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 through 2004 he served as Director of Investments for PNC Bank.


     FIXED INCOME TEAM


     Kenneth R. Bowling, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, has been responsible for the Fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1993.


     Richard J. King, Senior Portfolio Manager and Head of Portfolio Management of INVESCO Institutional, has been responsible for the Fund since 2003 and has been associated with the subadvisor and/or its affiliates since 2000.


     Stephen M. Johnson, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, has been responsible for the Fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1991.

     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.

     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


[LOGO]Taxes


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


[LOGO]Dividends And Distributions


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                             Year ended December 31,
                                                                   -------------------------------------------
                                                                     2004     2003     2002    2001     2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
--------------------------------------------------------------------------------------------------------------
    Total from investment operations
--------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
--------------------------------------------------------------------------------------------------------------
    Total distributions
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------------------------------
Total return/(a)/
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers
--------------------------------------------------------------------------------------------------------------
  Without fee waivers
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Total Return Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. TOTAL RETURN FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks......... 2
Disclosure Of Portfolio Holdings................ 3
Fund Performance................................ 3
Fee Table And Expense Example................... 5
Investment Risks................................ 6
Principal Risks Associated With The Fund........ 6
Temporary Defensive Positions................... 8
Fund Management................................. 8
Portfolio Managers.............................. 9
Purchase And Redemption Of Shares............... 10
Excessive Short-Term Trading Activity Disclosure 10
Pricing Of Shares............................... 11
Taxes........................................... 12
Dividends And Distributions..................... 12
Voting Rights................................... 12
Share Classes................................... 13
Distribution Plan............................... 13
Payments To Insurance Companies................. 13
Financial Highlights............................ 14




The AIM family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.


     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.



THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks to provide high total return
THE FUND'S MARKET       through both growth and current income. It is
OUTLOOK, PLEASE SEE THE actively man-aged. The Fund invests in a mix of
MOST RECENT ANNUAL OR   equity securities and debt securities, as well as
SEMIANNUAL REPORT.      in options and other investments whose values are
                        based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.
                        The Fund normally invests at least 65% of its net assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obliga-tions and obligations of the U.S. government and government agencies.
                        Normally, at least 30% of the

     Fund's net assets will be invested in debt securities that are rated investment grade at the time of purchase and at least 30% of the Fund's net assets will be invested in equity securities. The remaining assets of the Fund are allocated to other investments at the Advisor's discretion, based upon current business, economic, and market conditions.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The portion of the Fund's portfolio invested in equity securities will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the S&P 500: (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.
     The portion of the Fund's portfolio invested in equity securities is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.
     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since the Advisor has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.
     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, prepayment, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

 AIM V.I. - TOTAL RETURN FUND (SERIES II)
          ANNUAL TOTAL RETURN/1/
-----------------------------------------------------------------------------------
                                    [CHART]
 '95     '96     '97     '98     '99      '00      '01      '02       '03     '04
------  ------  ------  -----   -------  -------  -------  --------  ------  ------
22.49%  11.91%  22.61%  9.29%   (3.64%)  (2.41%)  (1.72%)  (10.45%)  16.69%
-----------------------------------------------------------------------------------
Best Calendar Qtr.   [6/97 10.66%]
Worst Calendar Qtr. [9/02 (11.55%)]


-----------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN
                                   FOR THE PERIODS ENDED 12/31/04
                                   ------------------------------
                                   1 YEAR    5 YEARS   10 YEARS
-----------------------------------------------------------------
 AIM V.I. - Total Return Fund
  (Series II)/1/                       %          %         %
 S&P 500 Index/2,4/                    %          %         %
 Custom Total Return Index/3,4/        %          %         %
 Lehman Government/Credit Bond
  Index/3,4,5/                         %          %         %
 Lipper Balanced Fund Index/3,4,6/     %          %         %
-----------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



   /2/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.


   /3/ The Fund has also included the Custom Total Return Index. The Custom
       Total Return Index is an index created by A I M Advisors, Inc. to benchmark the Fund. The index consists of 60% Standard & Poor's 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. In conjunction with the transfer of management to the current team on July 1, 2003, the Fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its style-specific index rather than the Lehman Government/Credit Bond Index for the fixed income portion of the portfolio. Currently, the fixed income portion of the Fund invests in a diversified portfolio of investment-grade securities designed to provide stability of principal and income. The benchmark that best serves as a proxy for these types of investments would be the Lehman Brothers U.S. Aggregate Bond Index. In addition, the Lipper Balanced Fund Index (which may or may not include the Fund) is included for comparison to a peer group.

   /4/ The indices do not reflect payment of fees, expenses or taxes.


   /5/ The Lehman Government/Credit Bond Index is an unmanaged index indicative of the broad domestic fixed-income market.


   /6/ The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                       Series II shares
Management Fees                                   %
Distribution and Service (12b-1) Fees             %
Other Expenses                                 %/2/
Total Annual Fund Operating Expenses              %
Fee Waivers and Expense Reimbursements            %
Net Expenses                                 %/3,4/

     ---
     "N/A" in the above table means "not applicable".

   /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   /2/ As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
   /3/ The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through April 30, 2005.
   /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                            1 year 3 years 5 years 10 years
                            ------ ------- ------- --------
Series II shares
 AIM V.I. Total Return Fund   $       $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIABLE   You should determine the level of risk with which
PRODUCT VALUES TO THE FUND,  you are comfortable before you allocate contract
YOU SHOULD DETERMINE THE     values to the Fund. The principal risks of any
LEVEL OF RISK WITH WHICH YOU mutual fund, including the Fund, are:
ARE COMFORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE YOUR    Not Insured. Mutual funds are not insured by the
AGE, CAREER, INCOME LEVEL,   FDIC or any other government agency, unlike bank
AND TIME HORIZON.            deposits such as CDs or savings accounts.
                             No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.
                             Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                             Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.
     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.
     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.
     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements. LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     PREPAYMENT RISK
     The Funds may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in common stocks and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA         Prepayment and Interest Rate Risks
and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                     INVESTMENT ADVISOR

AIM, INVESCO INSTITU-   AIM is the investment advisor for the Fund and
TIONAL AND ADI ARE SUB- INVESCO Institutional is the sub advisor for the
SIDIARIES OF AMVESCAP   Fund. INVESCO Institutional is an affiliate of
PLC, AN INTERNATIONAL   INVESCO. AIM is located at 11 Greenway Plaza,
INVESTMENT MANAGE-      Suite 100, Houston, Texas 77046-1173. The Fund's
MENT COMPANY THAT       investment advisor manages the investment
MANAGES MORE THAN       operations of the Fund and has agreed to perform
$     BILLION IN ASSETS or arrange for the performance of the Fund's
WORLD-WIDE, AMVESCAP IS day-to-day management. AIM has acted as an
BASED IN LONDON, WITH   investment advisor since its organization in
MONEY MANAGERS LO-      1976. Today, AIM, together with its subsidiaries,
CATED IN EUROPE, NORTH  advises or manages over 200 investment
AND SOUTH AMERICA, AND  portfolios, encompassing a broad range of
THE FAR EAST.           investment objectives. INVESCO Institutional is
                        located at 1355 Peachtree Street, NE, Suite 250,
                        Atlanta, Georgia. As sub-advisor, INVESCO
                        Institutional is responsible for the Fund's
                        day-to-day management, including the Fund's
                        investment decisions and the execution of
                        securities transactions with respect to the Fund.
                        A I M Distributors, Inc. ("ADI") is the Fund's
                        distributor and is responsible for the sale of
                        the Fund's shares. AIM, INVESCO Institutional and
                        ADI are subsidiaries of AMVESCAP PLC.
                        Prior to April 30, 2004, INVESCO served as the
                        investment advisor for the Fund. During the
                        fiscal year ended December 31, 2004, AIM or
                        INVESCO received compensation of   % of average
                        daily net assets. The annual management fee payable to the investment advisor pursuant to the investment advisory agreement is 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006.
                        The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After
                        January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


-----------------------------------------------------------------------
ADVISORY FEE RATES BEFORE               ADVISORY FEE RATES AFTER
JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
-----------------------------------------------------------------------
0.75% of average daily net assets       0.62% of the first $250 million
                                        0.605% of the next $250 million
                                         0.59% of the next $500 million
                                        0.575% of the next $1.5 billion
                                         0.56% of the next $2.5 billion
                                        0.545% of the next $2.5 billion
                                         0.53% of the next $2.5 billion
                                  0.515% of the excess over $10 billion


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Portfolio Managers


     The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:


     EQUITY TEAM


     Carl W. Hafele, CFA, CPA, INVESCO-NAM CEO and Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     John W. Ferreby, CFA, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     J. Jeffrey Krumpelman, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     Richard E. Herrmann, CFA, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2001.


     Alfred H. Shepard, CFA, Portfolio Manager has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 through 2004 he served as Director of Investments for PNC Bank.


     FIXED INCOME TEAM


     Kenneth R. Bowling, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, has been responsible for the Fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1993.

     Richard J. King, Senior Portfolio Manager and Head of Portfolio Management of INVESCO Institutional, has been responsible for the Fund since 2003 and has been associated with the subadvisor and/or its affiliates since 2000.


     Stephen M. Johnson, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, has been responsible for the Fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1991.


     The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage.


Purchase and Redemption of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan'', which is described in this prospectus.
Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.



Payments to Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                         Year ended December 31,
                                                                   -----------------------------------
                                                                    2004   2003   2002   2001    2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
------------------------------------------------------------------------------------------------------
    Total from investment operations
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
------------------------------------------------------------------------------------------------------
    Total distributions
------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------
Total return/(a)/
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers
------------------------------------------------------------------------------------------------------
  Without fee waivers
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
------------------------------------------------------------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------------------------------------

                       Obtaining Additional Information
--------------------------------------------------------------------------------
More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or



                          By Telephone: (800) 410-4246

Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website
The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.
You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM V.I. Total Return Fund Series II

  SEC 1940 Act file number: 811-7452

                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

AIM V.I. UTILITIES FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series I class shares ("Series I Shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2
Disclosure Of Portfolio Holdings.........3
Fund Performance.........................3
Fee Table And Expense Example............4
Investment Risks.........................4
Principal Risks Associated With The Fund 5
Temporary Defensive Positions ...........6
Fund Management .........................6
Portfolio Manager(s) ....................7
Purchase And Redemption Of Shares........8
Excessive Short-Term Trading Activity
  Disclosure.............................8
Pricing Of Shares .......................9
Taxes ..................................10
Dividends And Distributions.............10
Voting Rights ..........................10
Share Classes...........................11
Payments To Insurance
  Companies.............................11
Financial Highlights....................12




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions, are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions/R/
AIM
Investments/R/

PROSPECTUS | April 29, 2005

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It also seeks
THE FUND'S MARKET       current income. The Fund is actively managed. The
OUTLOOK, PLEASE SEE THE Fund invests primarily in equity securities that
MOST RECENT ANNUAL OR   the Advisor believes will rise in price faster
SEMIANNUAL REPORT       than other securities, as well as in options and
                        other instruments whose values are based upon the
                        values of equity securities.
                        The Fund normally invests at least 80% of its net
                        assets in the equity securities and
                        equity-related instru-ments of companies engaged
                        in utilities-related industries. These include,
                        but are not limited to, compa-nies that produce,
                        generate, transmit, or distribute natural gas or
                        electricity, as well as companies that provide
                        telecommunications services, including local,
                        long distance, and wireless. At any given time,
                        20%

     of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the utilities sector;
    . At least 50% of its assets must be devoted to producing revenues from the utilities sector; or
    . Based on other available information, we determine that its primary business is within the utilities sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

     Normally, the Advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and the Advisor adjusts the portfolio weightings depending on the prevailing economic conditions.
     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


     Fund Performance               [GRAPHIC]
     The bar chart and table below show the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those variable product fees and expenses were included, the returns would be less than those shown. The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.


    AIM V.I. UTILITIES FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN/1/
------------------------------------------------------------------------------
                                    [CHART]
 '95    '96     '97     '98     '99     '00     '01      '02     '03     '04
-----  ------  ------  ------  ------  -----  -------  -------  ------  ------
9.08%  12.76%  23.41%  25.48%  19.13%  5.28%  (32.41%) (20.32%) 17.47%
------------------------------------------------------------------------------
Best Calendar Qtr.  [12/98  17.18%]
Worst Calendar Qtr.  [9/01 (21.60%)]

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



   /2/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


   /3/ The indices do no reflect payment of fees, expenses or taxes.


   /4/ The Lipper Utility Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Utility category. These funds invest at least 65% of their equity portfolios in utility shares.


-----------------------------------------------------
                                AVERAGE ANNUAL TOTAL
                               RETURN FOR THE PERIODS
                                   ENDED 12/31/04
                               ----------------------
                               1 YEAR 5 YEAR  10 YEAR
-----------------------------------------------------
AIM V.I. Utilities Fund
 (Series I)/1/                     %  (    %)      %
S&P 500 Index/2,3/                 %  (    %)      %
Lipper Utility Fund Index/3,4/     %  (    %)      %
-----------------------------------------------------

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                     Series I shares
Management Fees                             0.60%
Other Expenses                           0.55%/2/
Total Annual Fund Operating Expenses   1.15%/3,4/

   -----
   "N/A" in the above table means "not applicable."

 /1/ Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 /2/ The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
 /3/ As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
 /4/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I Shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series I Shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                           1 year  3 years 5 years 10 years
                           ------  ------- ------- --------
Series I shares
  AIM V.I. Utilities Fund  $117     $365    $633    $1,398

[LOGO]Investment Risks

BEFORE ALLOCATING VARI You should determine the level of risk with which ABLE PRODUCT VALUES TO you are comfortable before you allocate contract
THE FUND, YOU SHOULD    val-ues to the Fund. The principal risks of any
DETERMINE THE LEVEL OF  mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.
                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the
     Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.
        ---------------------------------------------------------------

     Although the Fund generally invests in equity securities of companies doing business in the utilities sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity, and
dollars, ADRs carry most of the risks of investing directly in foreign securities.      Currency Risks
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
------------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                          INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES OF AIM is the investment advisor for the Fund and is
AMVESCAP PLC, AN INTERNA-       responsible for its day-to-day management. AIM is
TIONAL INVESTMENT MANAGE-       located at 11 Greenway Plaza, Suite 100, Houston,
MENT COMPANY THAT MANAGES       Texas 77046-1173. The Advisor supervises all
MORE THAN $       BILLION IN    aspects of the Fund's operations and provides
ASSETS WORLDWIDE. AMVESCAP IS   investment advisory services to the Fund,
BASED IN LONDON, WITH MONEY     including obtaining and evaluating economic,
MANAGERS LOCATED IN EUROPE,     statistical and financial information to
NORTH AND SOUTH AMERICA, AND    formulate and imple-ment investment programs for
THE FAR EAST.                   the Fund. AIM has acted as an investment advisor
                                since its orga-nization in 1976. Today, AIM,
                                together with its subsidiaries, advises or
                                manages over 200 investment portfolios,
                                encompassing a broad range of investment
                                objectives.
                                A I M Distributors, Inc. ("ADI") is the Fund's
                                distributor and is responsible for the sale of
                                the Fund's shares. AIM and ADI are subsidiaries
                                of AMVESCAP PLC.
                                Prior to April 30, 2004, INVESCO served as the
                                investment advisor for the Fund. The following
                                table shows the fees the Fund paid to AIM or
                                INVESCO for its advisory services in the fiscal
                                year ended December 31, 2004.


------------------------------------------------------------------
                             ADVISORY FEE AS A PERCENTAGE OF
FUND                    AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
------------------------------------------------------------------
AIM V.I. Utilities Fund                       %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Manager(s)



     John S. Segner, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1997.


     More information on the portfolio manager may be found on our website (http://aiminvestments.com). The website is not a part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages.




     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:


     Michael Heyman has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.


     Mark Lattis has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President.

Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.


Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.


     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, clos-ing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.


     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


     Dividends And Distributions    [GRAPHIC]


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Payments to Insurance Companies




     ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares. Certain information reflects the financial results for a single Series I Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by (The auditors), independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                          Year ended December 31,
                                                                    2004   2003    2002   2001    2000
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period
--------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations
--------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income
--------------------------------------------------------------------------------------------------------
  Distributions from Net Realized Gains
--------------------------------------------------------------------------------------------------------
    Total distributions
--------------------------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------------------------
Total return/(b)/
--------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
--------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or


                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website.


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Utilities Fund Series I


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

PROSPECTUS | April 29, 2005


AIM V.I. UTILITIES FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.


This prospectus contains important information about the Series II class shares ("Series II shares") of the Fund. Please read it before investing and keep it for future reference.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.............  2
Disclosure Of Portfolio Holdings....................  3
Fund Performance....................................  3
Fee Table And Expense Example.......................  4
Investment Risks....................................  4
Principal Risks Associated With The Fund............  5
Temporary Defensive Positions.......................  6
Fund Management.....................................  6
Portfolio Manager(s)................................  7
Purchase And Redemption Of Shares...................  7
Excessive Short-Term Trading Activity Disclosures...  8
Pricing Of Shares...................................  9
Taxes............................................... 10
Dividends And Distributions......................... 10
Voting Rights....................................... 10
Share Classes....................................... 10
Distribution Plan................................... 11
Payments To Insurance Companies..................... 11
Financial Highlights................................ 12




The AIM family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
                                                 [LOGO] Your goals
           AIM VARIABLE INSURANCE FUNDS                  Our solutions/R/
                                                                      AIM
                                                           Investments/R/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.




     Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.


     Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.



THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
[LOGO]Past Performance
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It also seeks
THE FUND'S MARKET       current income. The Fund is actively managed. The
OUTLOOK, PLEASE SEE THE Fund invests primarily in equity securities that
MOST RECENT ANNUAL OR   the Advisor believes will rise in price faster
SEMIANNUAL REPORT       than other securities, as well as in options and
                        other instruments whose values are based upon the
                        values of equity securities.
                        The Fund normally invests at least 80% of its net
                        assets in the equity securities and
                        equity-related instru-ments of companies engaged
                        in utilities-related industries. These include,
                        but are not limited to, compa-nies that produce,
                        generate, transmit, or distribute natural gas or
                        electricity, as well as companies that provide
                        telecommunications services, including local,
                        long distance, and wireless. At any given time,
                        20%

     of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the utilities sector;
    . At least 50% of its assets must be devoted to producing revenues from the utilities sector; or
    . Based on other available information, we determine that its primary business is within the utilities sector.
     The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
     The Advisor uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.
     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.
     Normally, the Advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and the Advisor adjusts the portfolio weightings depending on the prevailing economic conditions.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

Disclosure Of Portfolio Holdings


     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.


[LOGO]Fund Performance
     The bar chart and table below show the Fund's performance (commonly known as its "total return") for the periods ended December 31. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's average annual total returns shown below are net of its expenses, but do not reflect the additional fees and expenses assessed in connection with your variable product. If those product fees and expenses were included, the returns would be less than those shown.


     Performance shown for periods prior to the inception date of the Series II shares reflects the Series I shares performance, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

     The following performance table compares the Fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The Fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the Fund may deviate significantly from the performance of the indices shown below.

    AIM V.I. UTILITIES FUND (SERIES II)
          ANNUAL TOTAL RETURN/1/
--------------------------------------------------------------------------------------
                                    [CHART]
  '95    '96     '97     '98     '99      '00       '01       '02       '03      '04
------  ------  ------  ------  ------  --------  --------  --------  --------- ------
 8.81%  12.48%  23.10%  25.17%  18.84%   5.01%    (32.58%)  (20.52%)   17.18%
--------------------------------------------------------------------------------------
Best Calendar Qtr.  [12/98  17.11%]
Worst Calendar Qtr.  [9/01 (21.65%)]


---------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                       FOR THE PERIODS ENDED 12/31/04
                                       ------------------------------
                                       1 YEAR    5 YEAR    10 YEARS
---------------------------------------------------------------------
AIM V.I. Utilities Fund (Series II)/1/     %     (   %)         %
S&P 500 Index/2,3/                         %     (   %)         %
Lipper Utility Fund Index/3,4/             %     (   %)         %
---------------------------------------------------------------------

   /1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Additionally, the returns shown reflect the restated historical performance of the predecessor fund's Series I shares adjusted to reflect the Rule 12b-1 fee applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



   /2/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


   /3/ The indices do not reflect payment of fees, expenses or taxes.


   /4/ The Lipper Utility Index is an equally weighted representation of the 10 largest funds in the Lipper Utility category. These funds invest at least 65% of their equity portfolios in utility shares.

Fee Table And Expense Example


     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                N/A
Maximum Deferred Sales Charge (Load)       N/A

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/

                                      Series II shares
Management Fees                                 %
Distribution and Service (12b-1) Fees           %
Other Expenses                               %/2/
Total Annual Fund Operating Expenses       %/3,4/

     ---
     "N/A" in the above table means "not applicable".

    /1 /Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

    /2 /As of December 31, 2003, the Fund offered only one series of shares. The Fund has adopted a new form of administrative services and transfer agency agreements effective May 1, 2004. As a result, Other Expenses are based on estimated assets for the current fiscal year and reflect changes in fees under the new agreements.
    /3 /As a result of reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
    /4 /The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II Shares to the cost of investing in other mutual funds.

     [To be Provided -- Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]


     The Example assumes a $10,000 allocation to the Fund's Series II Shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                           1 year 3 years 5 years 10 years
                           ------ ------- ------- --------
Series II shares
  AIM V.I. Utilities Fund   $        $       $       $

[LOGO]Investment Risks

BEFORE ALLOCATING VARIA- You should determine the level of risk with which
BLE PRODUCT VALUES TO    you are comfortable before you allocate contract
THE FUND, YOU SHOULD     val-ues to the Fund. The principal risks of any
DETERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO   Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE     FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-    deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                 No Guarantee. No mutual fund can guarantee that
                         it will meet its investment objectives.
                         Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
                         Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
     Options are a common type of derivative that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.
        ---------------------------------------------------------------
     Although the Fund generally invests in equity securities of companies doing business in the utilities sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity, and
dollars, ADRs carry most of the risks of investing directly in foreign securities.      Currency Risks
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
------------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                          INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES OF AIM is the investment advisor for the Fund and is
AMVESCAP PLC, AN INTERNA-       responsible for its day-to-day management. AIM is
TIONAL INVESTMENT MANAGE-       located at 11 Greenway Plaza, Suite 100, Houston,
MENT COMPANY THAT MANAGES       Texas 77046-1173. The Advisor supervises all
MORE THAN $    BILLION IN AS-   aspects of the Fund's operations and provides
SETS WORLDWIDE. AMVESCAP IS     investment advisory services to the Fund,
BASED IN LONDON, WITH MONEY     including obtaining and evaluating economic,
MANAGERS LOCATED IN EUROPE,     statistical and financial information to
NORTH AND SOUTH AMERICA, AND    formulate and imple-ment investment programs for
THE FAR EAST.                   the Fund. AIM has acted as an investment advisor
                                since its orga-nization in 1976. Today, AIM,
                                together with its subsidiaries, advises or
                                manages over 200 investment portfolios,
                                encompassing a broad range of investment
                                objectives.
                                A I M Distributors, Inc. ("ADI") is the Fund's
                                distributor and is responsible for the sale of
                                the Fund's shares. AIM and ADI are subsidiaries
                                of AMVESCAP PLC.
                                Prior to April 30, 2004, INVESCO served as the
                                investment advisor for the Fund. The following
                                table shows the fees the Fund paid to AIM or
                                INVESCO for its advisory services in the fiscal
                                year ended December 31, 2004.


------------------------------------------------------------------
                             ADVISORY FEE AS A PERCENTAGE OF
FUND                    AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
------------------------------------------------------------------
AIM V.I. Utilities Fund                       %


     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission (SEC), the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. These settlement Funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with

     AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such Funds related to market timing matters.


     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by Fund shareholders.


     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering Funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Portfolio Manager(s)



     John S. Segner, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1997.


     More information on the portfolio manager may be found on our website (http://aiminvestments.com). The website is not a part of this prospectus.


     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages.




Purchase And Redemption Of Shares


     The Fund ordinarily effects orders to purchase and redeem shares at the Fund's next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund's designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.


     Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in the Fund, and the interests of plan participants investing in the Fund, may conflict.


     Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a Fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees (the Board) of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.




Excessive Short-Term Trading Activity Disclosures


     The Fund's investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.


     The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.


     Pursuant to the Fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the Fund:


       (1)trade activity monitoring; and


       (2)the use of fair value pricing consistent with procedures approved by the Board.


     Each of these tools is described in more detail below.


     In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.


     TRADE ACTIVITY MONITORING


     To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.


     If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, at their discretion,
     (i) ask the insurance company to take action to stop such activities, or
     (ii) refuse to process future purchases in the insurance company's account with the Fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.


     FAIR VALUE PRICING


     Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the Fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     See "Pricing of Shares -- Determination of Net Asset Value" for more information.

     RISKS


     There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the AIM Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.


Pricing of Shares


     DETERMINATION OF NET ASSET VALUE


     The price of the Fund's shares is the Fund's net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the Fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.


     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.


     The Advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the Advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.


     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.


     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the Advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.


     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the Advisor the valuation committee may fair value the security using procedures approved by the Board.


     Short-term Securities: The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


     Futures and Options: Futures and options are valued on the basis of market quotations, if available.


     Open-end Funds: To the extent the Fund invests in other open-end Funds, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.


     The Fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the Fund, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a Fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


     The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.


[LOGO]Taxes


     The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


[LOGO]Dividends And Distributions


     DIVIDENDS


     The Fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The Fund expects that its distributions will consist primarily of capital gains.


     CAPITAL GAINS DISTRIBUTIONS


     The Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.


     At the election of insurance companies issuing the variable products dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



Voting Rights
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.
Share Classes
     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus. This prospectus relates to the Series I shares.

Distribution Plan
     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.



Payments To Insurance Companies




     The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the Fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the Fund and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.


     ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits ADI receives when it makes these payments include, among other things, adding the Fund to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the Fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the Fund attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.


     ADI is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the Fund or retain shares of the Fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the Fund with respect to those assets.


     In addition to the payments listed above, the Advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Advisor, the Advisor is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the Fund. Under this arrangement, the Advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the Fund to the Advisor, are subject to an annual limit of 0.25% of the average net assets invested in the Fund by each insurance company. Any amounts paid by the Advisor to an insurance company in excess of 0.25% of the average net assets invested in the Fund are paid by the Advisor out of its own financial resources, and not out of the Fund's assets.


     You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the Fund, as well as about fees and/or commissions it charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series II shares. Certain information reflects the financial results for a single Series II Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [the auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's Annual Report. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                                   Year ended December 31,
                                                                   ------------------------
                                                                   2004 2003 2002    2001 2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of period
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
----------------------------------------------------------------------------------------------
    Total from investment operations
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------------
  Distributions from net realized gains
----------------------------------------------------------------------------------------------
    Total distributions
----------------------------------------------------------------------------------------------
Net asset value, end of period
----------------------------------------------------------------------------------------------
Total return/(b)/
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
----------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
----------------------------------------------------------------------------------------------
Portfolio turnover rate
----------------------------------------------------------------------------------------------

                       Obtaining Additional Information

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the Fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us by mail at AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or




                          By Telephone: (800) 410-4246


Because you cannot purchase shares of the Fund directly, these documents have not been made available on our website


The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the Fund.


You can also review and obtain copies of the Fund's SAI, financial reports, the Fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


  AIM V.I. Utilities Fund Series II


  SEC 1940 Act file number: 811-7452


                     [LOGO] Your goals
                      Our solutions/R/
                                   AIM
AIMinvestments.com      Investments/R/

                                                    AIM VARIABLE INSURANCE FUNDS
                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


Series I shares


 AIM V.I. Aggressive Growth Fund              AIM V.I. Diversified Income Fund
 AIM V.I. Balanced Fund*                      AIM V.I. Government Securities Fund
 AIM V.I. Basic Value Fund                    AIM V.I. Growth Fund
 AIM V.I. Blue Chip Fund                      AIM V.I. High Yield Fund
 AIM V.I. Capital Appreciation Fund           AIM V.I. International Growth Fund
 AIM V.I. Capital Development Fund            AIM V.I. Mid Cap Core Equity Fund
 AIM V.I. Core Equity Fund                    AIM V.I. Money Market Fund
 AIM V.I. Dent Demographic Trends Fund        AIM V.I. Premier Equity Fund



Shares of the funds are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. The investment objective(s) of each fund are described under the heading "Investment Objectives and Strategies."



* The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Balanced Fund has approved changing the fund's name to "AIM V.I. Basic Balanced Fund", effective July 1, 2005.


-------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares ("Series I shares") of each fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the AIM V.I. Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Investments in the funds:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUNDS            6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     9
------------------------------------------------------
PERFORMANCE INFORMATION                             10
------------------------------------------------------
Annual Total Returns                                10
Performance Tables                                  19
FEE TABLE AND EXPENSE EXAMPLE                       27
------------------------------------------------------
Fees and Expenses of the Funds                      27
Expense Example                                     28
FUND MANAGEMENT                                     29
------------------------------------------------------
The Advisors                                        29
Advisor Compensation                                30
Portfolio Managers                                  31
OTHER INFORMATION                                   35
------------------------------------------------------
Purchase and Redemption of Shares                   35
Excessive Short-Term Trading Activity
  Disclosures                                       35
Trade Activity Monitoring                           35
Fair Value Pricing                                  35
Risks                                               36
Pricing of Shares                                   36
Taxes                                               37
Dividends and Distributions                         37
Share Classes                                       37
Payments to Insurance Companies                     37
Future Fund Closures                                38
FINANCIAL HIGHLIGHTS                                39
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the funds are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the funds directly. As an owner of a variable product (variable product owner) that offers one or more of the funds as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the corresponding fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to one or more of the funds.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------


The investment objective(s) and policies of each fund may be changed by the Board of Trustees (the Board) without shareholder approval. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.


AIM V.I. AGGRESSIVE GROWTH FUND

The fund's investment objective is to achieve long-term growth of capital.


    The fund seeks to meet its objective by investing primarily in common stocks of small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.


AIM V.I. BALANCED FUND

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities.

    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Balanced Fund has approved changing the fund's Investment Objectives and Strategies, effective July 1, 2005, as follows:



The fund's investment objective is long-term growth of capital and current income.



    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund invests without regard to market capitalization. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities.



    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. In selecting equity investments, the portfolio managers seek to identify those companies whose stock prices are undervalued by investors due to temporary factors and that provide the potential for attractive returns. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


AIM V.I. BASIC VALUE FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities.

    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. BLUE CHIP FUND


The fund's primary investment objective is long-term growth of capital.



    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:

- Market characteristics--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security is no longer a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL APPRECIATION FUND

The fund's investment objective is growth of capital.

    The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL DEVELOPMENT FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

    Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.

AIM V.I. CORE EQUITY FUND

The fund's investment objective is growth of capital.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

commissions, both of which can lower the actual return on your investment.

AIM V.I. DIVERSIFIED INCOME FUND

The fund's investment objective is to achieve a high level of current income.

    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities; and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however, the fund may invest up to 100% of its total assets in U.S. Government securities.

    The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. GOVERNMENT SECURITIES FUND

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between 3 and 10 years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to 30 years. The fund may also invest up to 20% of its net assets in foreign securities.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. GROWTH FUND

The fund's investment objective is to seek growth of capital.

    The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may also invest up to 25% of its total assets in foreign securities.

    The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. HIGH YIELD FUND

The fund's investment objective is to achieve a high level of current income.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds". In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. INTERNATIONAL GROWTH FUND

The fund's investment objective is to provide long-term growth of capital.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

    The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(TM) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark--Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap(TM) Index are considered representative of medium-sized companies.


    The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


AIM V.I. MONEY MARKET FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

    The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


    In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

AIM V.I. PREMIER EQUITY FUND


The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.



    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.



    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above-average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth--usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.



    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.



    The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength.



ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)


In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective(s). For cash management purposes, each fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

    A larger position in cash or cash equivalents could also detract from the achievement of the funds' objective(s), but could also reduce the funds' exposure in the event of a market downturn.

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

AIM V.I. AGGRESSIVE GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. BALANCED FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. BASIC VALUE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.

AIM V.I. BLUE CHIP FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CAPITAL APPRECIATION FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. CAPITAL DEVELOPMENT FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.

AIM V.I. CORE EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer,

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

AIM V.I. DIVERSIFIED INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

AIM V.I. GOVERNMENT SECURITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

AIM V.I. GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. HIGH YIELD FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

AIM V.I. INTERNATIONAL GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. MID CAP CORE EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

AIM V.I. MONEY MARKET FUND

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

AIM V.I. PREMIER EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


    The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investment among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transactions costs. The independent management of the three discipline sections may also result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time.


ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent a fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective(s).

ALL FUNDS

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each fund. A fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar charts shown below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.


ANNUAL TOTAL RETURNS

AIM V.I. AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   44.67%
2000...................................................................    2.60%
2001...................................................................  -26.06%
2002...................................................................  -22.66%
2003...................................................................   26.67%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [29.55%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-24.54%] (quarter ended [September 30, 2001]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BALANCED FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   19.31%
2000...................................................................   -4.20%
2001...................................................................  -11.42%
2002...................................................................   17.10%
2003...................................................................   16.36%
2004...................................................................      --%




    During the periods shown in the bar chart, the highest quarterly return was [15.67%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-11.97%] (quarter ended [September 30, 2001]).


AIM V.I. BASIC VALUE FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -22.15%
2003...................................................................   33.63%
2004...................................................................      --%




    During the periods shown in the bar chart, the highest quarterly return was [20.56%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-20.06%] (quarter ended [September 30, 2002]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BLUE CHIP FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   -8.18%
2001...................................................................  -22.54%
2002...................................................................  -26.16%
2003...................................................................   25.14%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [12.57%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-19.83%] (quarter ended [March 31, 2001]).


AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   35.69%
1996...................................................................   17.58%
1997...................................................................   13.50%
1998...................................................................   19.30%
1999...................................................................   44.61%
2000...................................................................  -10.91%
2001...................................................................  -23.28%
2002...................................................................  -24.35%
2003...................................................................   29.52%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [35.78%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-23.09%] (quarter ended [September 30, 2001]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   29.10%
2000...................................................................    9.25%
2001...................................................................   -8.08%
2002...................................................................  -21.36%
2003...................................................................   35.36%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [29.66%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-21.21%] (quarter ended [September 30, 2002]).


AIM V.I. CORE EQUITY FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   33.86%
1996...................................................................   19.94%
1997...................................................................   25.72%
1998...................................................................   27.68%
1999...................................................................   34.25%
2000...................................................................  -14.56%
2001...................................................................  -22.83%
2002...................................................................  -15.58%
2003...................................................................   24.42%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [26.48%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-21.54%] (quarter ended [September 30, 2001]). Effective September 30, 2002 the AIM V.I. Core Equity Fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -17.90%
2001...................................................................  -31.91%
2002...................................................................  -32.20%
2003...................................................................   37.47%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [23.67%] (quarter ended [December 31, 2001]) and the lowest quarterly return was [-31.55%] (quarter ended [March 31, 2001]).


AIM V.I. DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................  19.02%
1996...................................................................  10.19%
1997...................................................................   9.39%
1998...................................................................   3.58%
1999...................................................................  -1.92%
2000...................................................................   0.69%
2001...................................................................   3.59%
2002...................................................................   2.30%
2003...................................................................   9.24%
2004...................................................................       %




    During the periods shown in the bar chart, the highest quarterly return was [5.54%] (quarter ended [June 30, 1995]) and the lowest quarterly return was [-3.16%] (quarter ended [March 31, 1994]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   15.56%
1996...................................................................    2.29%
1997...................................................................    8.16%
1998...................................................................    7.73%
1999...................................................................   -1.32%
2000...................................................................   10.12%
2001...................................................................    6.41%
2002...................................................................    9.59%
2003...................................................................    1.07%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [5.48%] (quarter ended [June 30, 1995]) and the lowest quarterly return was [-2.82%] (quarter ended [March 31, 1994]).


AIM V.I. GROWTH FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   34.77%
1996...................................................................   18.09%
1997...................................................................   26.87%
1998...................................................................   34.12%
1999...................................................................   35.24%
2000...................................................................  -20.49%
2001...................................................................  -33.88%
2002...................................................................  -30.97%
2003...................................................................   31.24%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [27.80%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-27.44%] (quarter ended [March 31, 2001]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   10.52%
2000...................................................................  -19.01%
2001...................................................................   -5.00%
2002...................................................................   -5.84%
2003...................................................................   28.04%




    During the periods shown in the bar chart, the highest quarterly return was [9.64%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-14.05%] (quarter ended [December 31, 2000]).


AIM V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   17.24%
1996...................................................................   20.05%
1997...................................................................    6.94%
1998...................................................................   15.49%
1999...................................................................   55.04%
2000...................................................................  -26.40%
2001...................................................................  -23.53%
2002...................................................................  -15.67%
2003...................................................................   29.06%




    During the periods shown in the bar chart, the highest quarterly return was [41.88%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-19.80%] (quarter ended [September 30, 2002]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -11.10%
2003...................................................................   27.31%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [16.45%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-14.37%] (quarter ended [September 30, 2002]).


AIM V.I. MONEY MARKET FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.70%
1996...................................................................   4.95%
1997...................................................................   5.13%
1998...................................................................   5.06%
1999...................................................................   4.66%
2000...................................................................   5.83%
2001...................................................................   3.61%
2002...................................................................   1.19%
2003...................................................................   0.58%
2004...................................................................       %




    During the periods shown in the bar chart, the highest quarterly return was [1.49%] (quarters ended [September 30, 2000] and [December 31, 2003]) and the lowest quarterly return was [0.12%] (quarters ended [September 30, 2003 and December 31, 2003]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. PREMIER EQUITY FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   36.25%
1996...................................................................   15.02%
1997...................................................................   23.69%
1998...................................................................   32.41%
1999...................................................................   29.90%
2000...................................................................  -14.65%
2001...................................................................  -12.56%
2002...................................................................  -30.26%
2003...................................................................   25.08%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [27.04%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-18.40%] (quarter ended [June 30, 2002]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PERFORMANCE TABLES
--------------------------------------------------------------------------------


The following performance tables compare the funds' Series I share's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance tables shown below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The AIM V.I. Money Market Fund's Series I share's performance table reflects the fund's performance over the periods indicated.


AIM V.I. AGGRESSIVE GROWTH FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                       1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                %         %            %        05/01/98
Standard & Poor's 500 Index(1,3)               %         %            %(4)     04/30/98(4)
Russell 2500--Trademark-- Growth
  Index(2,3,5)                                 %         %            %(4)     04/30/98(4)
Russell Midcap--Registered Trademark--
  Growth Index(2,3,6)                          %         %            %(4)     04/30/98(4)
Lipper Mid-Cap Growth Fund Index(2,3,7)        %         %            %(4)     04/30/98(4)
------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(2) The fund has elected to use the Russell Midcap--Registered Trademark-- Growth Index as its style-specific index rather than the Russell 2500--Trademark-- Growth Index because the fund believes the Russell Midcap--Registered Trademark--Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(5) The Russell 2500--Trademark-- Growth Index measures the performance of those Russell 2500--Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.
(6) The Russell Midcap--Registered Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Registered Trademark-- Index with a higher than average growth forecast.
(7) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BALANCED FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                       SINCE           INCEPTION
December 31, 2004)                     1 YEAR    5 YEARS   INCEPTION           DATE
------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                       %         %            %          05/01/98
Standard & Poor's 500 Index(1,3)             %         %            %(4)       04/30/98(4)
Old Custom Balanced Index(2,3,5)             %         %            %(4)       04/30/98(4)
New Custom Balanced Index(2,3,6)             %         %            %(4)       04/30/98(4)
Lipper Balanced Fund Index(2,3,7)            %         %            %(4)       04/30/98(4)
------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(2) The fund has elected to use the New Custom Balanced Index as its style-specific index rather than the Old Custom Balanced Index because the fund believes the New Custom Balanced Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(5) The Old Custom Balanced Index is an index formerly created by A I M Advisors, Inc. to benchmark the fund. This index consists of 60% Russell 3000--Registered Trademark-- Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(6) The New Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. The index consists of 60% Russell 1000--Registered Trademark-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000--Registered Trademark-- Value Index is a widely recognized index of common stocks that measures performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(7) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

AIM V.I. BASIC VALUE FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                              SINCE          INCEPTION
December 31, 2004)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                      %          %          09/10/01
Standard & Poor's 500 Index(1,2)               %          %(3)       08/31/01(3)
Russell 1000--Registered Trademark--
  Value Index(2,4)                             %          %(3)       08/31/01(3)
Lipper Large-Cap Value Fund Index(2,5)         %          %(3)       08/31/01(3)
--------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(4) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.
(5) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BLUE CHIP FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                       SINCE          INCEPTION
December 31, 2004)                     1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                      %         %            %         12/29/99
Standard & Poor's 500 Index(1,2)             %         %            %(3)      12/31/99(3)
Lipper Large-Cap Core Fund Index(2,4)        %         %            %(3)      12/31/99(3)
------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

AIM V.I. CAPITAL APPRECIATION FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2004)           1 YEAR    5 YEARS    10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation Fund                %         %             %        05/05/93
Standard & Poor's 500
  Index(1,2)                       %         %             %              --
Russell 1000--Registered
  Trademark-- Growth
  Index(2,3)                       %         %             %              --
Lipper Multi-Cap Growth
  Fund Index(2,4)                  %         %             %              --
-------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.
(4) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SuperComposite 1500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                          SINCE       INCEPTION
December 31, 2004)                         1 YEAR    5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund                %         %          %       05/01/98
Standard & Poor's 500 Index(1,3)                 %         %          %(4)    04/30/98(4)
Russell 2500--Trademark-- Index(2,3,5)           %         %          %(4)    04/30/98(4)
Russell Midcap--Registered Trademark--
  Index(2,3,6)                                   %         %          %(4)    04/30/98(4)
Lipper Mid-Cap Core Fund Index(2,3,7)            %         %          %(4)    04/30/98(4)
-----------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(2) The fund has elected to use the Russell Midcap--Registered Trademark-- Index as its style-specific index rather than the Russell 2500--Trademark-- Index because the fund believes the Russell Midcap--Registered Trademark-- Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(5) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index and represents approximately 16% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.
(6) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.
(7) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

AIM V.I. CORE EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                             INCEPTION
December 31, 2004)               1 YEAR    5 YEARS    10 YEARS        DATE
--------------------------------------------------------------------------------
AIM V.I. Core Equity Fund              %         %           %       05/02/94
Standard & Poor's 500
  Index(1,2)                           %         %           %             --
Russell 1000--Registered
  Trademark-- Index(2,3)               %         %           %             --
Lipper Large-Cap Core Fund
  Index(2,4)                           %         %           %             --
--------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.

(3) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.


(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                          SINCE        INCEPTION
December 31, 2004)                        1 YEAR    5 YEARS   INCEPTION         DATE
------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund           %         %            %       12/29/99
Standard & Poor's 500 Index(1,2)                %         %            %(3)    12/31/99(3)
Russell 3000--Registered Trademark--
  Growth Index(2,4)                             %         %            %(3)    12/31/99(3)
Lipper Multi-Cap Growth Fund Index(2,5)         %         %            %(3)    12/31/99(3)
------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(4) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth or Russell 2000--Registered Trademark-- Growth indices.
(5) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SuperComposite 1500 Index.

AIM V.I. DIVERSIFIED INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                             INCEPTION
December 31, 2004)             1 YEAR    5 YEARS      10 YEARS        DATE
--------------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund                              %           %            %       05/05/93
Lehman Brothers U.S.
  Aggregate Bond Index(1,2)         %           %            %             --
Lehman Brothers U.S. Credit
  Index(2,3)                        %           %            %             --
Lipper BBB Rated Fund
  Index(2,4)                        %           %            %             --
--------------------------------------------------------------------------------


(1) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers U.S. Credit Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper BBB Rated Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The Lehman Brothers U.S. Credit Index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements. To qualify, bonds must be SEC-registered.
(4) The Lipper BBB Rated Fund Index is an equally weighted representation of the 30 largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GOVERNMENT SECURITIES FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2004)              1 YEAR    5 YEARS    10 YEARS        DATE
-------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund                             --%        --%         --%       05/05/93
Lehman Brothers U.S. Aggregate
  Bond Index(1,2)                  --%        --%         --%             --
Lehman Brothers Intermediate
  U.S. Government and Mortgage
  Index(2,3)                       --%        --%        N/A              --
Lipper Intermediate U.S.
  Government Fund Index(2,4)       --%        --%         --%             --
-------------------------------------------------------------------------------


(1) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.
(4) The Lipper Intermediate U.S. Government Fund Index measures the performance of the 30 largest funds in the Lipper Intermediate U.S. Government category. The funds invest at least 65% of their assets in securities issued or guaranteed by the United States Government, with dollar weighted average maturities of 6 to 10 years.

AIM V.I. GROWTH FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2004)              1 YEAR    5 YEARS    10 YEARS        DATE
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                --%       --%         --%       05/05/93
Standard & Poor's 500
  Index(1,2)                        --%       --%         --%             --
Russell 1000--Registered
  Trademark-- Growth
  Index(2,3)                        --%       --%         --%             --
Lipper Large-Cap Growth Fund
  Index(2,4)                        --%       --%         --%             --
-------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.
(4) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. HIGH YIELD FUND


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                          SINCE       INCEPTION
December 31, 2004)                         1 YEAR    5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                       --%      --%         --%       05/01/98
Lehman Brothers U.S. Aggregate Bond
  Index(1,2)                                   --%      --%         --%(3)    04/30/98(3)
Lehman Brothers High Yield Index(2,4)          --%      --%         --%(3)    04/30/98(3)
Lipper High Yield Bond Fund Index(2,5)         --%      --%         --%(3)    04/30/98(3)
-----------------------------------------------------------------------------------------


(1) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index since the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(4) The Lehman Brothers High Yield Index measures the performance of all fixed-rate, non-investment grade debt-securities excluding pay-in-kind bonds, Eurobonds and debt issues from emerging countries.
(5) The Lipper High Yield Bond Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield Funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

AIM V.I. INTERNATIONAL GROWTH FUND


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                          INCEPTION
December 31, 2004)           1 YEAR   5 YEARS   10 YEARS           DATE
-----------------------------------------------------------------------------
AIM V.I. International
  Growth Fund                   --%       --%         --%         05/05/93
Morgan Stanley Capital
  International-
  -Registered Trademark--
  EAFE Index(1,2)               --%       --%         --%               --
Morgan Stanley Capital
  International-
  -Registered Trademark--
  EAFE Growth Index(2,3)        --%       --%         --%               --
Lipper International Fund
  Index(2,4)                    --%       --%         --%               --
-----------------------------------------------------------------------------


(1) The Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Index measures performance of global stock markets in 21 developed countries. The fund has also included the Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper International Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Growth Index is recognized as the pre-eminent benchmark in the U.S. to measure international "growth" equity performance (high price over book value securities). It includes securities from 21 countries, representing the developed markets outside North America: Europe, Australasia, and the Far East.
(4) The Lipper International Fund Index is an equally weighted representation of the 30 largest funds in the Lipper International category. These funds invest in securities with primary trading outside of the U.S. and may own U.S. securities as well.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. MID CAP CORE EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                              SINCE         INCEPTION
December 31, 2004)                       1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund            --%         --%        09/10/01
Standard & Poor's 500 Index(1,2)             --%         --%(3)     08/31/01(3)
Russell Midcap--Registered Trademark--
  Index(2,4)                                 --%         --%(3)     08/31/01(3)
Lipper Mid-Cap Core Fund Index(2,5)          --%         --%(3)     08/31/01(3)
-------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to the use the Standard & Poor's 500 Index as its broad-based index rather than the Russell Midcap--Registered Trademark-- Index since the Standard & Poor's 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(4) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.
(5) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

AIM V.I. MONEY MARKET FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2004)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund        --%      --%          --%         05/05/93
-------------------------------------------------------------------------------




    The AIM V.I. Money Market Fund's seven day yield on December 31, 2004 was --%. For the current seven day yield, call (800) 347-4246.


AIM V.I. PREMIER EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                          INCEPTION
December 31, 2004)           1 YEAR   5 YEARS   10 YEARS           DATE
-----------------------------------------------------------------------------
AIM V.I. Premier Equity
  Fund                          --%       --%          --%        05/05/93
Standard & Poor's 500
  Index(1,2)                    --%       --%          --%              --
Lipper Large-Cap Core Fund
  Index(2,3)                    --%       --%          --%              --
-----------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the funds but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



SHAREHOLDER FEES
------------------------------------------------------------------------------------
(fees paid directly from                                                SERIES I
your investment)                                                        SHARES
------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                 N/A

Maximum Deferred Sales Charge (Load)                                        N/A
------------------------------------------------------------------------------------


"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
-----------------------------------------------------------------------------------------------------
                                                                 TOTAL                         NET
                                                                ANNUAL                       ANNUAL
                                                                 FUND      FEE WAIVER AND     FUND
(expenses that are deducted            MANAGEMENT    OTHER     OPERATING      EXPENSE       OPERATING
FROM SERIES I SHARE ASSETS)               FEES      EXPENSES   EXPENSES    REIMBURSEMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               %           %          %              %             %

AIM V.I. Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Dent Demographic Trends Fund

AIM V.I. Diversified Income Fund

AIM V.I. Government Securities Fund

AIM V.I. Growth Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through [December 31, 2004.]

(3) As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.05% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through [April 30, 2006.]

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


  [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates.]


  The example assumes that you invest $10,000 in a fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The examples do not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES
----------------------------------------------------------------------------
                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------

AIM V.I. Aggressive Growth Fund         $        $         $         $

AIM V.I. Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Dent Demographic Trends Fund

AIM V.I. Diversified Income Fund

AIM V.I. Government Securities Fund

AIM V.I. Growth Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Premier Equity Fund
----------------------------------------------------------------------------

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor or AIM) serves as each fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of each fund's operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

    H.S. Dent Advisors, Inc. (the subadvisor) serves as the subadvisor for AIM V.I. Dent Demographic Trends Fund, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor for AIM V.I. Dent Demographic Trends Fund since 1999.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


funds' Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation"
(http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received compensation from the following funds as a percentage of each fund's average daily net assets as follows:



                                           ADVISORY
FUND                                         FEE
----                                       --------
AIM V.I. Aggressive Growth Fund                 %
AIM V.I. Balanced Fund                          %
AIM V.I. Basic Value Fund                       %
AIM V.I. Blue Chip Fund                         %
AIM V.I. Capital Appreciation Fund              %
AIM V.I. Capital Development Fund               %
AIM V.I. Core Equity Fund                       %
AIM V.I. Dent Demographic Trends Fund           %
AIM V.I. Diversified Income Fund                %
AIM V.I. Government Securities Fund             %
AIM V.I. Growth Fund                            %
AIM V.I. High Yield Fund                        %
AIM V.I. International Growth Fund              %
AIM V.I. Mid Cap Core Equity Fund               %
AIM V.I. Money Market Fund                      %
AIM V.I. Premier Equity Fund                    %



The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from [0.80% to 0.625%], [0.75% to 0.50%], [0.725% to
0.65%], [0.75% to 0.625%] and [0.77% to 0.72%], of average daily net assets for AIM V.I. Aggressive Growth, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund and AIM V.I. Dent Demographics Trends Fund, respectively, based on net asset levels. The advisor has contractually agreed to advisor fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



  ADVISORY FEE RATES BEFORE      ADVISORY FEE RATES AFTER
   JANUARY 1, 2005 WAIVER         JANUARY 1, 2005 WAIVER
------------------------------------------------------------
                             AIM V.I. Aggressive Growth Fund
      0.80% of the first $150        0.75% of the first $150
                      million                        million
     0.625% of the next $4.85       0.625% of the next $4.85
                      billion                        billion
0.60% of the next $5 billion*   0.60% of the next $5 billion
0.575% of the excess over $10  0.575% of the excess over $10
                     billion*                        billion
                                      AIM V.I. Balanced Fund
      0.75% of the first $150        0.62% of the first $150
                      million                        million
      0.50% of the next $4.85        0.50% of the next $4.85
                      billion                        billion
        0.475% of the next $5
                     billion*  0.475% of the next $5 billion
 0.45% of the excess over $10   0.45% of the excess over $10
                     billion*                        billion
                                   AIM V.I. Basic Value Fund
     0.725% of the first $500       0.695% of the first $250
                      million                        million
       0.70% of the next $500         0.67% of the next $250
                      million                        million
      0.675% of the next $500        0.645% of the next $500
                      million                        million
0.65% of the excess over $1.5         0.62% of the next $1.5
                      billion                        billion
                                     0.595% of the next $2.5
                                                     billion
                                      0.57% of the next $2.5
                                                     billion
                                     0.545% of the next $2.5
                                                     billion
                                0.52% of the excess over $10
                                                     billion
                                     AIM V.I. Blue Chip Fund
      0.75% of the first $350       0.695% of the first $250
                      million                        million
     0.625% of the next $4.65         0.67% of the next $250
                      billion                        million
                                     0.645% of the next $500
0.60% of the next $5 billion*                        million
0.575% of the excess over $10         0.62% of the next $1.5
                     billion*                        billion
                                     0.595% of the next $2.5
                                                     billion
                                      0.57% of the next $2.5
                                                     billion
                                     0.545% of the next $2.5
                                                     billion
                                0.52% of the excess over $10
                                                     billion

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


  ADVISORY FEE RATES BEFORE      ADVISORY FEE RATES AFTER
   JANUARY 1, 2005 WAIVER         JANUARY 1, 2005 WAIVER
------------------------------------------------------------
                       AIM V.I. Dent Demographic Trends Fund
                                    0.695% of the first $250
0.77% of the first $2 billion                        million
                                      0.67% of the next $250
 0.72% of the next $3 billion                        million
        0.695% of the next $5        0.645% of the next $500
                     billion*                        million
 0.67% of the excess over $10         0.62% of the next $1.5
                     billion*                        billion
                                     0.595% of the next $2.5
                                                     billion
                                      0.57% of the next $2.5
                                                     billion
                                     0.545% of the next $2.5
                                                     billion
                                0.52% of the excess over $10
                                                     billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets for AIM V.I. Capital Development Fund, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



   ADVISORY FEE RATES BEFORE          ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER            JANUARY 1, 2005 WAIVER
------------------------------------------------------------------
 0.75% of the first $350 million  0.745% of the first $250 million
0.625% of the next $4.65 billion    0.73% of the next $250 million
   0.60% of the next $5 billion*   0.715% of the next $500 million
   0.575% of the excess over $10
                        billion*    0.70% of the next $1.5 billion
                                   0.685% of the next $2.5 billion
                                    0.67% of the next $2.5 billion
                                   0.655% of the next $2.5 billion
                                      0.64% of the excess over $10
                                                           billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for each fund's portfolio:


AIM V.I. AGGRESSIVE GROWTH FUND

- Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.


    They are assisted by the advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. BALANCED FUND

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.


    They are assisted by the advisor's Basic Value and Taxable Investment Grade Bond Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. BASIC VALUE FUND

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998.


- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.


    They are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. BLUE CHIP FUND

- Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. CAPITAL APPRECIATION FUND

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

- Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.


- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.


    They are assisted by the advisor's Multi Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. CAPITAL DEVELOPMENT FUND

- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank.


    They are assisted by the advisor's Mid Cap Growth and GARP Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. CORE EQUITY FUND

- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.


    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.


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                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. DIVERSIFIED INCOME FUND



- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.


    They are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. GOVERNMENT SECURITIES FUND

- Scot W. Johnson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.


    They are assisted by the advisor's Taxable Investment Grade Bond Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. GROWTH FUND

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. HIGH YIELD FUND


- Peter Ehret (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.



- Carolyn L. Gibbs (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



- Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1992.



    They are assisted by the advisor's Taxable High Yield Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect


                                        33
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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. INTERNATIONAL GROWTH FUND



- Clas G. Olsson (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.



- Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America). Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.



- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



- Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.



- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.



    The portfolio managers are assisted by the advisor's Asia Pacific/Latin America and Europe/Canada Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


AIM V.I. MID CAP CORE EQUITY FUND

- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998.


    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.


AIM V.I. PREMIER EQUITY FUND


- Ronald S. Sloan (lead manager of the fund and lead manager of the core sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.



- Lanny H. Sachnowitz (lead manager of the growth sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.



- Bret W. Stanley (lead manager of the value sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.



    The lead managers are assisted by the advisor's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The lead managers generally have final authority over all aspects of their portions of the funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.



    The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in each fund, a description of their compensation structure, and information regarding other accounts they manage.


                                        34
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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


Each fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in each fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The funds may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.



    Shares of the funds are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The funds currently offer shares only to insurance company separate accounts. In the future, the funds may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in one or more of the funds, and the interests of plan participants investing in the funds, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the funds will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.



EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The funds' investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The funds may alter their policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.



    Pursuant to the funds' policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the funds:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.



    Each of these tools is described in more detail below.



    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the funds on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, in their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the funds. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.


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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


RISKS



There is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the funds, there is the risk that neither the AIM Affiliates nor the funds will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.



    Specific types of securities are valued as follows:



    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM V.I. Money Market Fund values all its securities at amortized cost.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The funds disclose portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the funds, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM V.I. Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TAXES


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable product for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


Each fund, other than AIM V.I. Money Market Fund, generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. AIM V.I. Money Market Fund generally declares on each business day and pays any dividends monthly. All of the fund's distributions will consist primarily of capital gains, except for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund and AIM V.I. Money Market Fund, which will consist primarily of ordinary income.


CAPITAL GAINS DISTRIBUTIONS


Each fund, other than AIM V.I. Money Market Fund, generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products. AIM V.I. Money Market Fund may distribute net realized short-term gains, if any, more frequently.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of that fund.


SHARE CLASSES

Each fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.


PAYMENTS TO INSURANCE COMPANIES



ADI, the distributor of the funds, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the funds and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of one or more of the funds. The benefits ADI receives when it makes these payments include, among other things, adding the funds to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including one or more of the funds in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the funds attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the funds in insurance company separate accounts.



    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the funds or retain shares of the funds in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the funds with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the funds and the advisor, the advisor is entitled to receive from the funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of the funds. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide,

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the funds to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the funds by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the funds are paid by the advisor out of its own financial resources, and not out of the funds' assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the funds, as well as about fees and/or commissions it charges.



FUTURE FUND CLOSURES

Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when fund assets reach $200 million.

    Due to the sometime limited availability of common stocks of mid-cap companies that meet the investment criteria for AIM V.I. Mid Cap Core Equity Fund, the fund may periodically suspend or limit the offering of its shares.


    During closed periods, the funds will accept additional investments from existing participants.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of each fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of each fund outstanding during each of the fiscal years (or periods) indicated.


    This information has been audited by [auditors] whose report, along with the fund's financial statements, is included in each fund's annual report, which is available upon request. The Board of the funds has selected new independent auditors for the funds' current fiscal year (2005). For information regarding the change in independent auditors, see the Statement of Additional Information.


AIM V.I. AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


                                                                    YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------
                                            2004             2003             2002             2001            2000
                                          --------         --------         --------         --------         -------
Net asset value, beginning of period      $                $                $                $                $
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=====================================================================================================================
    Total from investment operations
=====================================================================================================================
Less distributions from net investment
  income                                                         --               --               --              --
=====================================================================================================================
Net asset value, end of period            $                $                $                $                $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $                $                $                $                $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets
=====================================================================================================================
Ratio of net investment income (loss) to
  average net assets
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate
_____________________________________________________________________________________________________________________
=====================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. BALANCED FUND
--------------------------------------------------------------------------------


                                                                  YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------
                                           2004            2003             2002            2001            2000
                                          -------         -------         --------         -------         -------
Net asset value, beginning of period      $               $               $                $               $
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
==================================================================================================================
    Total from investment operations
==================================================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --               --              --              --
==================================================================================================================
    Total distributions
==================================================================================================================
Net asset value, end of period            $               $               $                $               $
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $               $               $                $               $
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
==================================================================================================================
Ratio of net investment income to
  average net assets
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate
__________________________________________________________________________________________________________________
==================================================================================================================



AIM V.I. BASIC VALUE FUND

--------------------------------------------------------------------------------


                                                                                      SEPTEMBER 10, 2001
                                                                                       (DATE OPERATIONS
                                                     YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                               -----------------------------------       DECEMBER 31,
                                                 2004          2003         2002             2001
                                               --------      --------      -------    ------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
========================================================================================================
    Total from investment operations
========================================================================================================
Less dividends from net investment income
========================================================================================================
Net asset value, end of period
________________________________________________________________________________________________________
========================================================================================================
Total return(b)
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets(c)
========================================================================================================
Ratio of net investment income to average
  net assets
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(f)
________________________________________________________________________________________________________
========================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. BLUE CHIP FUND
--------------------------------------------------------------------------------


                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                2004            2003         2002         2001         2000
                                                              --------         -------      -------      -------      ------
Net asset value, beginning of period
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
============================================================================================================================
    Total from investment operations
============================================================================================================================
Net asset value, end of period
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
============================================================================================================================
Ratio of net investment income (loss) to average net assets
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)
____________________________________________________________________________________________________________________________
============================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004            2003            2002          2001          2000
                                                            --------       ----------      ----------    ----------    ----------
Net asset value, beginning of period
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------


                                                                                YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------------
                                                        2004           2003        2002           2001                2000
                                                       -------        -------     -------        -------        -----------------
Net asset value, beginning of period                   $              $           $              $                   $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Net asset value, end of period                         $              $           $              $                   $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $              $           $              $                   $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate
_________________________________________________________________________________________________________________________________
=================================================================================================================================


AIM V.I. CORE EQUITY FUND
--------------------------------------------------------------------------------



                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                     2004              2003             2002             2001             2000
                                                  ----------        ----------       ----------       ----------       ----------
Net asset value, beginning of period              $                 $                $                $                $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                    $                 $                $                $                $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $                 $                $                $                $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
=================================================================================================================================
Ratio of net investment income to average net
  assets
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------------------------------------------------


                                                                             YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------
                                                                 2004          2003          2002          2001          2000
                                                                -------       -------       -------       -------       ------
Net asset value, beginning of period                            $             $             $             $             $
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==============================================================================================================================
    Total from investment operations
==============================================================================================================================
Net asset value, end of period                                  $             $             $             $             $
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $             $             $             $             $
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
==============================================================================================================================
Ratio of net investment income (loss) to average net assets
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================


AIM V.I. DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------



                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2004          2003          2002          2001       2000
                                                              -------       -------       -------       -------    -------
Net asset value, beginning of period                          $             $             $             $          $
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==========================================================================================================================
    Total from investment operations
==========================================================================================================================
  Less dividends from net investment income
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $             $             $             $          $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $             $             $          $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets
==========================================================================================================================
Ratio of net investment income to average net assets
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate
__________________________________________________________________________________________________________________________
==========================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004            2003        2002              2001       2000
                                                              --------        --------    --------           -------    -------
Net asset value, beginning of period
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===============================================================================================================================
    Total from investment operations
===============================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
===============================================================================================================================
    Total distributions
===============================================================================================================================
Net asset value, end of period
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
===============================================================================================================================
Ratio of net investment income to average net assets
===============================================================================================================================
Ratio of interest expense to average net assets
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. GROWTH FUND
--------------------------------------------------------------------------------


                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004           2003           2002           2001        2000
                                                              --------       --------       --------       --------    --------
Net asset value, beginning of period
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===============================================================================================================================
    Total from investment operations
===============================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
===============================================================================================================================
    Total distributions
===============================================================================================================================
Net asset value, end of period
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
===============================================================================================================================
Ratio of net investment income (loss) to average net assets
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------



                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2004          2003       2002          2001          2000
                                                              -------       -------    -------       -------       -------
Net asset value, beginning of period                          $             $          $             $             $
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==========================================================================================================================
    Total from investment operations
==========================================================================================================================
Less dividends from net investment income
==========================================================================================================================
Net asset value, end of period                                $             $          $             $             $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                                    %          %             %             %
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $          $             $             $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                 %          %             %             %
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                              %          %             %             %
==========================================================================================================================
Ratio of net investment income to average net assets                               %          %             %             %
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                                            %          %             %             %
__________________________________________________________________________________________________________________________
==========================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------


                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
    Total distributions
=========================================================================================================================
Net asset value, end of period                                $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                                      %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:                                             %           %           %           %
=========================================================================================================================
Ratio of net investment income to average net assets                                 %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                                              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------


                                                                                                       SEPTEMBER 10, 2001
                                                                           YEAR ENDED                   (DATE OPERATIONS
                                                                          DECEMBER 31,                   COMMENCED) TO
                                                              -------------------------------------       DECEMBER 31,
                                                                2004            2003         2002             2001
                                                              --------         -------      -------    ------------------
Net asset value, beginning of period                          $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
Net asset value, end of period                                $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
=========================================================================================================================
Ratio of net investment income (loss) to average net assets
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================



AIM V.I. MONEY MARKET FUND

--------------------------------------------------------------------------------


                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                               2004             2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income
========================================================================================================================
Net asset value, end of period                                $
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets
________________________________________________________________________________________________________________________
========================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. PREMIER EQUITY FUND
--------------------------------------------------------------------------------



                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                               2004             2003          2002          2001          2000
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
=================================================================================================================================
Ratio of net investment income to average net assets
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. The funds' annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246
Because you cannot purchase shares of the funds
directly, these documents have not been made
available on our website.

The funds' most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the funds.



You can also review and obtain copies of the funds' SAI, financial reports, the funds' Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM Variable Insurance Funds Series I
   SEC 1940 Act file number: 811-7452
----------------------------------------

AIMinvestments.com     VI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                    AIM VARIABLE INSURANCE FUNDS
                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


Series II shares


                     AIM V.I. Aggressive Growth Fund         AIM V.I. Diversified Income Fund
                     AIM V.I. Balanced Fund*                 AIM V.I. Government Securities Fund
                     AIM V.I. Basic Value Fund               AIM V.I. Growth Fund
                     AIM V.I. Blue Chip Fund                 AIM V.I. High Yield Fund
                     AIM V.I. Capital Appreciation Fund      AIM V.I. International Growth Fund
                     AIM V.I. Capital Development Fund       AIM V.I. Mid Cap Core Equity Fund
                     AIM V.I. Core Equity Fund               AIM V.I. Money Market Fund
                     AIM V.I. Dent Demographic Trends Fund   AIM V.I. Premier Equity Fund



Shares of the funds are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. The investment objective(s) of each fund are described under the heading "Investment Objectives and Strategies."



* The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Balanced Fund has approved changing the fund's name to "AIM V.I. Basic Balanced Fund", effective July 1, 2005.


-------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares ("Series II shares") of each fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the AIM V.I. Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Investments in the funds:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--
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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

TABLE OF CONTENTS
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
INVESTMENT OBJECTIVES AND STRATEGIES                 1
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PRINCIPAL RISKS OF INVESTING IN THE FUNDS            6
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DISCLOSURE OF PORTFOLIO HOLDINGS                     9
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PERFORMANCE INFORMATION                             10
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Annual Total Returns                                10
Performance Tables                                  19
FEE TABLE AND EXPENSE EXAMPLE                       28
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Fees and Expenses of the Funds                      28
Expense Example                                     29
FUND MANAGEMENT                                     30
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The Advisors                                        30
Advisor Compensation                                31
Portfolio Managers                                  32
OTHER INFORMATION                                   36
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Purchase and Redemption of Shares                   36
Trade Activity Monitoring                           36
Fair Value Pricing                                  36
Risks                                               37
Pricing of Shares                                   37
Taxes                                               38
Dividends and Distributions                         38
Share Classes                                       38
Distribution Plan                                   38
Future Fund Closures                                39
FINANCIAL HIGHLIGHTS                                40
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OBTAINING ADDITIONAL INFORMATION            Back Cover
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



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.


    Shares of the funds are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the funds directly. As an owner of a variable product (variable product owner) that offers one or more of the funds as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the corresponding fund.



    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to one or more of the funds.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------


The investment objective(s) and policies of each fund may be changed by the Board of Trustees (the Board) without shareholder approval. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.


AIM V.I. AGGRESSIVE GROWTH FUND

The fund's investment objective is to achieve long-term growth of capital.


    The fund seeks to meet its objective by investing primarily in common stocks of small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.


AIM V.I. BALANCED FUND

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities.

    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Balanced Fund has approved changing the fund's Investment Objectives and Strategies, effective July 1, 2005, as follows:



The fund's investment objective is long-term growth of capital and current income.



    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund invests without regard to market capitalization. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities.



    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. In selecting equity investments, the portfolio managers seek to identify those companies whose stock prices are undervalued by investors due to temporary factors and that provide the potential for attractive returns. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


AIM V.I. BASIC VALUE FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities.

    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. BLUE CHIP FUND


The fund's primary investment objective is long-term growth of capital.



    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:

- Market characteristics--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security is no longer a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL APPRECIATION FUND

The fund's investment objective is growth of capital.

    The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL DEVELOPMENT FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

    Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.

AIM V.I. CORE EQUITY FUND

The fund's investment objective is growth of capital.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may also hold a portion of its assets in cash or shares of affiliated money market funds.


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. DIVERSIFIED INCOME FUND

The fund's investment objective is to achieve a high level of current income.

    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities; and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.

    The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. GOVERNMENT SECURITIES FUND

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to 30 years. The fund may also invest up to 20% of its net assets in foreign securities.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. GROWTH FUND

The fund's investment objective is to seek growth of capital.

    The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may also invest up to 25% of its total assets in foreign securities.

    The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. HIGH YIELD FUND

The fund's investment objective is to achieve a high level of current income.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds". In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. INTERNATIONAL GROWTH FUND

The fund's investment objective is to provide long-term growth of capital.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

    The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND

The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(TM) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark--Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russel 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap(TM) Index are considered representative of medium-sized companies.


    The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MONEY MARKET FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

    The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. PREMIER EQUITY FUND

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.


    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.



    In complying with the 80% investment requirement, the fund's investment may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, option, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of
(1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth -- usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.



    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.



    The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength.


ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investments objective(s). For cash management purposes, each fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

    A larger position in cash or cash equivalents could detract from the achievement of the funds' objective(s), but could also reduce the funds' exposure in the event of a market downturn.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

AIM V.I. AGGRESSIVE GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. BALANCED FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. BASIC VALUE FUND

There is a risk you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the values of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. BLUE CHIP FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CAPITAL APPRECIATION FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. CAPITAL DEVELOPMENT FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.

AIM V.I. CORE EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer,

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

AIM V.I. DIVERSIFIED INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

AIM V.I. GOVERNMENT SECURITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. HIGH YIELD FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

AIM V.I. INTERNATIONAL GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. MID CAP CORE EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

AIM V.I. MONEY MARKET FUND

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

AIM V.I. PREMIER EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


    The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investments among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transaction costs. The independent management of the three discipline sections may also result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time.


ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent a fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective(s).

ALL FUNDS

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each fund. A fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar charts shown below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of each fund).

ANNUAL TOTAL RETURNS

AIM V.I. AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................   44.31%
2000*..................................................................    2.34%
2001*..................................................................  -26.25%
2002*..................................................................  -22.80%
2003...................................................................   26.35%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 26, 2002.


    During the periods shown in the bar chart, the highest quarterly return was
[     %] (quarter ended [December 31, 1999]) and the lowest quarterly return was
[     %] (quarter ended [September 30, 2001]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BALANCED FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................   19.01%
2000*..................................................................   -4.44%
2001*..................................................................  -11.65%
2002*..................................................................  -17.30%
2003...................................................................   16.15%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is January 24, 2002.


    During the periods shown in the bar chart, the highest quarterly return was [15.60%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-12.03%] (quarter ended [September 30, 2001]).


AIM V.I. BASIC VALUE FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -22.34%
2003...................................................................   33.29%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [20.48%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-20.09%] (quarter ended [September 30, 2002]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BLUE CHIP FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000*..................................................................   -8.41%
2001*..................................................................  -22.73%
2002*..................................................................  -26.34%
2003...................................................................   24.81%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 13, 2002.


    During the period shown in the bar chart, the highest quarterly return was [12.62%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-19.88%] (quarter ended [March 31, 2001]).


AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................   35.35%
1996*..................................................................   17.29%
1997*..................................................................   13.22%
1998*..................................................................   19.01%
1999*..................................................................   44.26%
2000*..................................................................  -11.13%
2001*..................................................................  -23.47%
2002...................................................................  -24.52%
2003...................................................................   29.18%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is August 21, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [35.69%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-23.11%] (quarter ended [September 30, 2001]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................   28.78%
2000*..................................................................    8.98%
2001*..................................................................   -8.23%
2002...................................................................  -21.61%
2003...................................................................   35.04%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is August 21, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [29.58%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-21.25%] (quarter ended [September 30, 2002]).


AIM V.I. CORE EQUITY FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................   33.53%
1996*..................................................................   19.65%
1997*..................................................................   25.41%
1998*..................................................................   27.36%
1999*..................................................................   33.91%
2000*..................................................................  -14.77%
2001*..................................................................  -23.03%
2002...................................................................  -15.79%
2003...................................................................   24.15%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is October 24, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [26.40]% (quarter ended [December 31, 1998]) and the lowest quarterly return was [-21.59%] (quarter ended [September 30, 2001]). Effective September 30, 2002 the AIM V.I. Core Equity Fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000*..................................................................  -18.11%
2001*..................................................................  -32.18%
2002...................................................................  -32.26%
2003...................................................................   37.30%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is November 7, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [23.42%] (quarter ended [December 31, 2001]) and the lowest quarterly return was [-31.59%] (quarter ended [March 31, 2001]).


AIM V.I. DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................   18.72%
1996*..................................................................    9.92%
1997*..................................................................    9.12%
1998*..................................................................    3.32%
1999*..................................................................   -2.16%
2000*..................................................................    0.44%
2001*..................................................................    3.33%
2002*..................................................................    2.03%
2003...................................................................    9.02%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 14, 2002.


    During the periods shown in the bar chart, the highest quarterly return was [5.48%] (quarter ended [June 30, 1995]) and the lowest quarterly return was [-3.22%] (quarter ended [March 31, 1994]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................   15.28%
1996*..................................................................    2.03%
1997*..................................................................    7.89%
1998*..................................................................    7.46%
1999*..................................................................   -1.56%
2000*..................................................................    9.85%
2001*..................................................................    6.13%
2002...................................................................    9.25%
2003...................................................................    0.93%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [5.41%] (quarter ended [June 30, 1995]) and the lowest quarterly return was [-2.88%] (quarter ended [March 31, 1994]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GROWTH FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................   34.43%
1996*..................................................................   17.79%
1997*..................................................................   26.55%
1998*..................................................................   33.79%
1999*..................................................................   34.91%
2000*..................................................................  -20.69%
2001*..................................................................  -34.05%
2002...................................................................  -31.11%
2003...................................................................   30.88%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [27.73%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-27.48%] (quarter ended [March 31, 2001]).


AIM V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................   10.25%
2000*..................................................................  -19.21%
2001*..................................................................   -5.23%
2002*..................................................................   -6.08%
2003...................................................................   27.89%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 26, 2002.


    During the periods shown in the bar chart, the highest quarterly return was [9.66%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-14.11%] (quarter ended [December 31, 2000]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................   16.95%
1996*..................................................................   19.76%
1997*..................................................................    6.67%
1998*..................................................................   15.20%
1999*..................................................................   54.67%
2000*..................................................................  -26.59%
2001*..................................................................  -23.72%
2002...................................................................  -15.89%
2003...................................................................   28.60%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [41.80%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-19.89%] (quarter ended [September 30, 2002]).


AIM V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -11.20%
2003...................................................................   27.05%
2004...................................................................        %




    During the periods shown in the bar chart, the highest quarterly return was [16.39%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-14.48%] (quarter ended [September 30, 2002]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. MONEY MARKET FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................    5.44%
1996*..................................................................    4.69%
1997*..................................................................    4.87%
1998*..................................................................    4.80%
1999*..................................................................    4.40%
2000*..................................................................    5.57%
2001*..................................................................    3.36%
2002...................................................................    0.93%
2003...................................................................    0.33%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is December 16, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [1.43%] (quarter ended [December 31, 2000]) and the lowest quarterly return was [0.05%] (quarter ended [December 31, 2003]).


AIM V.I. PREMIER EQUITY FUND
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995*..................................................................   35.91%
1996*..................................................................   14.74%
1997*..................................................................   23.38%
1998*..................................................................   32.08%
1999*..................................................................   29.57%
2000*..................................................................  -14.86%
2001*..................................................................  -12.76%
2002...................................................................  -30.44%
2003...................................................................   24.83%
2004...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [26.96%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-18.46%] (quarter ended [June 30, 2002]).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PERFORMANCE TABLES
--------------------------------------------------------------------------------


The following performance tables compare the funds' Series II share's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance tables shown below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The AIM V.I. Money Market Fund's Series II share's performance table reflects the fund's performance over the periods indicated.


AIM V.I. AGGRESSIVE GROWTH FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                        SINCE          INCEPTION
December 31, 2004)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               %          %           %         05/01/98(1)
Standard & Poor's 500 Index(2,4)              %          %           %(5)      04/30/98(5)
Russell 2500--Registered Trademark---
  Growth Index(3,4,6)                         %          %           %(5)      04/30/98(5)
Russell Midcap--Registered Trademark--
  Growth Index(3,4,7)                         %          %           %(5)      04/30/98(5)
Lipper Mid-Cap Growth Fund Index(3,4,8)       %          %           %(5)      04/30/98(5)
------------------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 26, 2002.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(3) The fund has elected to use the Russell Midcap--Registered Trademark-- Growth Index as its style-specific index rather than the Russell 2500--Registered Trademark--- Growth Index because the fund believes the Russell Midcap--Registered Trademark--Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The indices do not reflect payment of fees, expenses or taxes.
(5) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(6) The Russell 2500--Registered Trademark--- Growth Index measures the performance of those Russell 2500--Registered Trademark--- Index companies with higher price-to-book ratios and higher forecasted growth values.
(7) The Russell MidCap--Registered Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Registered Trademark-- Index with a higher than average growth forecast.
(8) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BALANCED FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                        SINCE          INCEPTION
December 31, 2004)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        %          %           %         05/01/98(1)
Standard & Poor's 500 Index(2,4)              %          %           %(5)      04/30/98(5)
Old Custom Balanced Index(2,4,6)              %          %           %(5)      04/30/98(5)
New Custom Balanced Index(2,4,7)              %          %           %(5)      04/30/98(5)
Lipper Balanced Fund Index(2,4,8)             %          %           %(5)      04/30/98(5)
------------------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is January 24, 2002.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(3) The fund has elected to use the New Custom Balanced Index as its style-specific index rather than the Old Custom Balanced Index because the fund believes the New Custom Balanced Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The indices do not reflect payment of fees, expenses or taxes.
(5) The average annual total return given is since the inception month end closest to the inception date of the fund's Series I shares.
(6) The Old Custom Balanced Index is an index formerly created by A I M Advisors, Inc. to benchmark the fund. This index consists of 60% Russell 3000--Registered Trademark-- Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(7) The New Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. The index consists of 60% Russell 1000--Registered Trademark-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000--Registered Trademark-- Value Index is a widely recognized index of common stocks that measures performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(8) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

AIM V.I. BASIC VALUE FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SERIES II
                                                                     SHARES
(for the periods ended                              SINCE          INCEPTION
December 31, 2004)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                      %           %         09/10/01
Standard & Poor's 500 Index(1,2)               %           %(3)      08/31/01(3)
Russell 1000--Registered Trademark--
  Value Index(2,4)                             %           %(3)      08/31/01(3)
Lipper Large-Cap Value Fund Index(2,5)         %           %(3)      08/31/01(3)
--------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series II shares.
(4) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.
(5) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BLUE CHIP FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                        %         %       (    )%       12/29/99(1)
Standard & Poor's 500 Index(2,3)               %         %       (    )%(4)    12/31/99(4)
Lipper Large-Cap Core Fund Index(3,5)          %         %       (    )%(4)    12/31/99(4)
------------------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 13, 2002.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(5) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

AIM V.I. CAPITAL APPRECIATION FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                                            INCEPTION
December 31, 2004)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund                              %    (    )%       7.66%        05/05/93(1)
Standard & Poor's 500
  Index(2,3)                        %    (    )%           %              --
Russell 1000--Registered
  Trademark-- Growth
  Index(3,4)                        %    (    )%           %              --
Lipper Multi-Cap Growth Fund
  Index(3,5)                        %    (    )%           %              --
-------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is August 21, 2001.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.
(5) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SuperComposite 1500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                        SINCE          INCEPTION
December 31, 2004)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund              %         %           %         05/01/98(1)
Standard & Poor's 500 Index(2,4)               %    (    )%          %(5)      04/30/98(5)
Russell 2500--Registered Trademark---
  Index(3,4,6)                                 %         %           %(5)      04/30/98(5)
Russell Midcap--Registered Trademark--
  Index(3,4,7)                                 %         %           %(5)      04/30/98(5)
Lipper Mid-Cap Core Fund Index(3,4,8)          %         %           %(5)      04/30/98(5)
------------------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is August 21, 2001.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
(3) The fund has elected to use the Russell Midcap--Registered Trademark-- Index as its style-specific index rather than the Russell 2500--Registered Trademark--- Index because the fund believes the Russell Midcap--Registered Trademark-- Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The indices do not reflect payment of fees, expenses or taxes.
(5) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(6) The Russell 2500--Registered Trademark--- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index and represents approximately 16% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.
(7) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- index.
(8) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

AIM V.I. CORE EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                                            INCEPTION
December 31, 2004)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund           %    (    )%           %        05/02/94(1)
Standard & Poor's 500
  Index(2,3)                        %    (    )%           %              --
Russell 1000--Registered
  Trademark-- Index(3,4)            %    (    )%           %              --
Lipper Large-Cap Core Fund
  Index(3,5)                        %    (    )%           %              --
-------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is October 24, 2001.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.

(3) The indices do not reflect payment of fees, expenses or taxes.


(4) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.


(5) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund          %         %       (    )%       12/29/99(1)
Standard & Poor's 500 Index(2,3)               %         %       (    )%(4)    12/31/99(4)
Russell 3000--Registered Trademark--
  Growth Index(3,5)                            %         %       (    )%(4)    12/31/99(4)
Lipper Multi-Cap Growth Fund Index(3,6)        %         %       (    )%(4)    12/31/99(4)
------------------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is November 7, 2001.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(5) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth or Russell 2000--Registered Trademark-- Growth indices.
(6) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SuperComposite 1500 Index.

AIM V.I. DIVERSIFIED INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                                            INCEPTION
December 31, 2004)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund                              %        %            %         05/05/93(1)
Lehman Brothers U.S.
  Aggregate Bond Index(2,3)         %        %            %               --
Lehman Brothers U.S. Credit
  Index(3,4)                        %        %            %               --
Lipper BBB Rated Fund
  Index(3,5)                        %        %            %               --
-------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 14, 2002.
(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers U.S. Credit Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper BBB Rated Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The Lehman Brothers U.S. Credit Index consists of publicly issued U.S. Corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.
(5) The Lipper BBB Rated Fund Index is an equally weighted representation of the 30 largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GOVERNMENT SECURITIES FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                                            INCEPTION
December 31, 2004)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Government
  Securities Fund                   %        %            %         05/05/93(1)
Lehman Brothers U.S.
  Aggregate Bond Index(2,3)         %        %            %               --
Lehman Brothers Intermediate
  U.S. Government and
  Mortgage Index(3,4)               %        %         N/A                --
Lipper Intermediate U.S.
  Government Fund Index(3,5)        %        %            %               --
-------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.
(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features, and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.
(5) The Lipper Intermediate U.S. Government Fund Index measures the performance of the 30 largest funds in the Lipper Intermediate U.S. Government category. The funds invest at least 65% of their assets in securities issued or guaranteed by the United States Government, with dollar weighted average maturities of 6 to 10 years.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GROWTH FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------
                                                                        SERIES I
                                                                         SHARES
(for the periods ended                                                 INCEPTION
December 31, 2004)                  1 YEAR   5 YEARS   10 YEARS           DATE
------------------------------------------------------------------------------------
AIM V.I. Growth Fund                     %         %            %        05/05/93(1)
Standard & Poor's 500 Index(2,3)         %         %            %              --
Russell 1000--Registered
  Trademark-- Growth Index(3,4)          %         %            %              --
Lipper Large-Cap Growth Fund
  Index(3,5)                             %         %            %              --
------------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.
(5) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

AIM V.I. HIGH YIELD FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                       %        %             %        05/01/98(1)
Lehman Brothers U.S. Aggregate Bond
  Index(2,3)                                   %        %             %(4)     04/30/98(4)
Lehman Brothers High Yield Index(3,5)          %        %             %(4)     04/30/98(4)
Lipper High Yield Bond Fund Index(3,6)         %        %             %(4)     04/30/98(4)
------------------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 26, 2002.
(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index since the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.
(5) The Lehman Brothers High Yield Index measures the performance of all fixed-rate, non-investment grade debt-securities excluding pay-in-kind bonds, Eurobonds and debt issues from emerging countries.
(6) The Lipper High Yield Bond Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield Funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. INTERNATIONAL GROWTH FUND


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
                                                                 SERIES I
                                                                  SHARES
(for the periods ended                                          INCEPTION
December 31, 2004)           1 YEAR   5 YEARS   10 YEARS           DATE
-----------------------------------------------------------------------------
AIM V.I. International
  Growth Fund                     %         %           %         05/05/93(1)
Morgan Stanley Capital
  International--Registered
  Trademark-- EAFE
  Index(2,3)                      %         %           %               --
Morgan Stanley Capital
  International--Registered
  Trademark-- EAFE Growth
  Index(3,4)                      %         %           %               --
Lipper International Fund
  Index(3,5)                      %         %           %               --
-----------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.
(2) The Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Index measures performance of global stock markets in 21 developed countries. The fund has also included the Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper International Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Growth Index is recognized as the pre-eminent benchmark in the U.S. to measure international "growth" equity performance (high price over book value securities). It includes securities from 21 countries, representing the developed markets outside North America: Europe, Australasia, and the Far East.
(5) The Lipper International Fund Index is an equally weighted representation of the 30 largest funds in the Lipper International category. These funds invest in securities with primary trading outside of the U.S. and may own U.S. securities as well.

AIM V.I. MID CAP CORE EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SERIES II
                                                                     SHARES
(for the periods ended                              SINCE          INCEPTION
December 31, 2004)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              %           %         09/10/01
Standard & Poor's 500 Index(1,2)               %           %(3)      08/31/01(3)
Russell Midcap--Registered Trademark--
  Index(2,4)                                   %           %(3)      08/31/01(3)
Lipper Mid-Cap Core Fund Index(2,5)            %           %(3)      08/31/01(3)
--------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to the use the Standard & Poor's 500 Index as its broad-based index rather than the Russell Midcap--Registered Trademark-- Index since the Standard & Poor's 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(2) The indices do not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series II shares.
(4) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.
(5) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. MONEY MARKET FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                                            INCEPTION
December 31, 2004)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund          %        %            %       05/05/93(1)
-------------------------------------------------------------------------------



The AIM V.I. Money Market Fund's seven day yield on December 31, 2004 was     %.
For the current seven day yield, call (800) 347-4246.

(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is December 16, 2001.

AIM V.I. PREMIER EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                                            INCEPTION
December 31, 2004)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund        %         %            %        05/05/93(1)
Standard & Poor's 500
  Index(2,3)                        %         %            %              --
Lipper Large-Cap Core Fund
  Index(3,4)                        %         %            %              --
-------------------------------------------------------------------------------


(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices do not reflect payment of fees, expenses or taxes.
(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS


The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the funds but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


SHAREHOLDER FEES
---------------------------------------------------------------------------------
(fees paid directly from                                                SERIES II
your investment)                                                        SHARES
---------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                N/A

Maximum Deferred Sales Charge (Load)                                       N/A
---------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL                         NET
                                                                            ANNUAL                       ANNUAL
                                                                             FUND       FEE WAIVER AND    FUND
(expenses that are deducted from       MANAGEMENT   RULE 12B-1   OTHER      OPERATING    EXPENSE         OPERATING
Series II share assets)                 FEES         FEES        EXPENSES   EXPENSES    REIMBURSEMENTS   EXPENSES
------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               %            %           %          %              %             %

AIM V.I. Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Dent Demographic Trends Fund                                                                          (2)

AIM V.I. Diversified Income Fund

AIM V.I. Government Securities Fund

AIM V.I. Growth Fund                                                                                           (3)

AIM V.I. High Yield Fund                                                                                       (3)(4)

AIM V.I. International Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through [April 30, 2006].

(3) As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.
(4) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.20%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

 expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.20% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees, (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expenses limitation agreements are in effect through April 30, 2005.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.



  [To be Provided--Summary of fees and costs, in actual dollars, that would be charged a hypothetical investment of $10,000 held for the next ten years and the impact of such fees and costs on fund returns for each year and cumulatively, assuming a 5% return for each year and continuation of the reduced net management fee rates]



  The example assumes that you invest $10,000 in a fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES
----------------------------------------------------------------------------
                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------

AIM V.I. Aggressive Growth Fund         $        $        $          $

AIM V.I. Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Dent Demographic Trends Fund

AIM V.I. Diversified Income Fund

AIM V.I. Government Securities Fund

AIM V.I. Growth Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Premier Equity Fund
----------------------------------------------------------------------------

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor or AIM) serves as each fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of each fund's operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

    H.S. Dent Advisors, Inc. (the subadvisor) serves as the subadvisor for AIM V.I. Dent Demographic Trends Fund, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor for AIM V.I. Dent Demographic Trends Fund since 1999.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


funds' Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation"
(http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received compensation from the following funds as a percentage of each fund's average daily net assets as follows:



                                                                     ADVISORY
FUND                                                                   FEE
----                                                                 --------
AIM V.I. Aggressive Growth Fund                                            %
AIM V.I. Balanced Fund                                                     %
AIM V.I. Basic Value Fund                                                  %
AIM V.I. Blue Chip Fund                                                    %
AIM V.I. Capital Appreciation Fund                                         %
AIM V.I. Capital Development Fund                                          %
AIM V.I. Core Equity Fund                                                  %
AIM V.I. Dent Demographic Trends Fund                                      %
AIM V.I. Diversified Income Fund                                           %
AIM V.I. Government Securities Fund                                        %
AIM V.I. Growth Fund                                                       %
AIM V.I. High Yield Fund                                                   %
AIM V.I. International Growth Fund                                         %
AIM V.I. Mid Cap Core Equity Fund                                          %
AIM V.I. Money Market Fund                                                 %
AIM V.I. Premier Equity Fund                                               %



The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.625%, 0.75% to 0.50%, 0.725% to 0.65%,
0.75% to 0.625% and 0.77% to 0.72%, of average daily net assets for AIM V.I. Aggressive Growth, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund and AIM V.I. Dent Demographics Trends Fund respectively, based on net asset levels. The advisor has contractually agreed to advisor fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



      ADVISORY FEE RATES BEFORE                ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                  JANUARY 1, 2005 WAIVER
------------------------------------------------------------------------------
                                               AIM V.I. Aggressive Growth Fund
       0.80% of the first $150 million         0.75% of the first $150 million
      0.625% of the next $4.85 billion        0.625% of the next $4.85 billion
         0.60% of the next $5 billion*            0.60% of the next $5 billion
0.575% of the excess over $10 billion*   0.575% of the excess over $10 billion
                                                        AIM V.I. Balanced Fund
       0.75% of the first $150 million         0.62% of the first $150 million
       0.50% of the next $4.85 billion         0.50% of the next $4.85 billion
        0.475% of the next $5 billion*           0.475% of the next $5 billion
 0.45% of the excess over $10 billion*    0.45% of the excess over $10 billion



------------------------------------------------------------------------------
      ADVISORY FEE RATES BEFORE                ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                  JANUARY 1, 2005 WAIVER
                                                     AIM V.I. Basic Value Fund
      0.725% of the first $500 million        0.695% of the first $250 million
        0.70% of the next $500 million          0.67% of the next $250 million
       0.675% of the next $500 million         0.645% of the next $500 million
 0.65% of the excess over $1.5 billion          0.62% of the next $1.5 billion
                                               0.595% of the next $2.5 billion
                                                0.57% of the next $2.5 billion
                                               0.545% of the next $2.5 billion
                                          0.52% of the excess over $10 billion
                                                       AIM V.I. Blue Chip Fund
       0.75% of the first $350 million        0.695% of the first $250 million
      0.625% of the next $4.65 billion          0.67% of the next $250 million
        0.600% of the next $5 billion*         0.645% of the next $500 million
0.575% of the excess over $10 billion*          0.62% of the next $1.5 billion
                                               0.595% of the next $2.5 billion
                                                0.57% of the next $2.5 billion
                                               0.545% of the next $2.5 billion
                                          0.52% of the excess over $10 billion
                                         AIM V.I. Dent Demographic Trends Fund
         0.77% of the first $2 billion        0.695% of the first $250 million
          0.72% of the next $3 billion          0.67% of the next $250 million
        0.695% of the next $5 billion*         0.645% of the next $500 million
 0.67% of the excess over $10 billion*          0.62% of the next $1.5 billion
                                               0.595% of the next $2.5 billion
                                                0.57% of the next $2.5 billion
                                               0.545% of the next $2.5 billion
                                          0.52% of the excess over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets for AIM V.I. Capital Development Fund, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



      ADVISORY FEE RATES BEFORE                ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                  JANUARY 1, 2005 WAIVER
------------------------------------------------------------------------------
       0.75% of the first $350 million        0.745% of the first $250 million
      0.625% of the next $4.65 billion          0.73% of the next $250 million
         0.60% of the next $5 billion*         0.715% of the next $500 million
0.575% of the excess over $10 billion*          0.70% of the next $1.5 billion
                                               0.685% of the next $2.5 billion
                                                0.67% of the next $2.5 billion
                                               0.655% of the next $2.5 billion
                                          0.64% of the excess over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


PORTFOLIO MANAGERS



The following individuals are jointly and primarily responsible for each fund's portfolio:



AIM V.I. AGGRESSIVE GROWTH FUND



- Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.



- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.



    They are assisted by the advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. BALANCED FUND



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.



- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.



- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.



- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.



- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.



    They are assisted by the advisor's Basic Value and Taxable Investment Grade Bond Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. BASIC VALUE FUND



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.



- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998.



- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



    They are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. BLUE CHIP FUND



- Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.



- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website
(http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. CAPITAL APPRECIATION FUND



- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.



- Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.



- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.



- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



    They are assisted by the advisor's Multi Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. CAPITAL DEVELOPMENT FUND



- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank.



    They are assisted by the advisor's Mid Cap Growth and GARP Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. CORE EQUITY FUND



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.



    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.



AIM V.I. DENT DEMOGRAPHIC TRENDS FUND



- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.



- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. DIVERSIFIED INCOME FUND



- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999.



- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.



- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



    They are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. GOVERNMENT SECURITIES FUND



- Scot W. Johnson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.



    They are assisted by the advisor's Taxable Investment Grade Bond Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. GROWTH FUND



- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.



- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. HIGH YIELD FUND



- Peter Ehret (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.



- Carolyn L. Gibbs (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



- Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1992.



    They are assisted by the advisor's Taxable High Yield Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. INTERNATIONAL GROWTH FUND



- Clas G. Olsson (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.



- Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America). Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.



- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



- Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.



- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.



    The portfolio managers are assisted by the advisor's Asia Pacific/Latin America and Europe/Canada Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibili-

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


ties with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website
(http://www.aiminvestments.com). The website is not part of this prospectus.



AIM V.I. MID CAP CORE EQUITY FUND



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998.



    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.



AIM V.I. PREMIER EQUITY FUND



- Ronald S. Sloan (lead manager of the fund and lead manager of the core sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.



- Lanny H. Sachnowitz (lead manager of the growth sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.



- Bret W. Stanley (lead manager of the value sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.



    The lead managers are assisted by the advisor's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The lead managers generally have final authority over all aspects of their portions of the funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.



    The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in each fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------


PURCHASE AND REDEMPTION OF SHARES



Each fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in each fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The funds may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.



    Shares of the funds are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies, funding variable products. The funds currently offer shares only to insurance company separate accounts. In the future, the funds may offer them to feeder funds, funding variable products, and to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable product owners investing in separate accounts investing in one or more of the funds, and the interests of plan participants investing in the funds, may conflict.



    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the funds will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.



EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES



The funds' investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.



    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The funds may alter their policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.



    Pursuant to the funds' policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the funds:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.



    Each of these tools is described in more detail below.



    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the funds on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.



TRADE ACTIVITY MONITORING



To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates may, in their discretion, (i) ask the insurance company to take action to stop such activities, or (ii) refuse to process future purchases in the insurance company's account with the funds. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term investors.



FAIR VALUE PRICING



Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


RISKS



There is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the funds, there is the risk that neither the AIM Affiliates nor the funds will be successful in their efforts to minimize or eliminate such activity.



PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.



    Specific types of securities are valued as follows:



    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.



    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM V.I. Money Market Fund values all its securities at amortized cost.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The funds disclose portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the funds, and in annual, semi-annual and quarterly shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.



    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM V.I. Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TAXES



The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable product and should consult their tax advisors before investing.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


Each fund, other than AIM V.I. Money Market Fund, generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. AIM V.I. Money Market Fund generally declares on each business day and pays any dividends monthly. All of the fund's distributions will consist primarily of capital gains, except for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund and AIM V.I. Money Market Fund, which will consist primarily of ordinary income.


CAPITAL GAINS DISTRIBUTIONS


Each fund, other than AIM V.I. Money Market Fund, generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products. AIM V.I. Money Market Fund may distribute net realized short-term gains, if any, more frequently.



    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of that fund.


SHARE CLASSES
Each fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The funds have adopted a distribution or "Rule 12b-1" plan for their Series II shares. The plan allows the funds to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the funds). Because the funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.


PAYMENTS TO INSURANCE COMPANIES



The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the funds, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the funds and certain other marketing support services. ADI makes these payments from its own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans.



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of one or more of the funds. The benefits ADI receives when it makes these payments include, among other things, adding the funds to the list of underlying investment options in the insurance companies' variable products, and access (in some cases on a preferential basis over other competitors) to individual members of the insurance companies' sales force or to the insurance companies' management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including one or more of the funds in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance company. The revenue sharing payments ADI makes will be calculated on the average daily net assets of the funds attributable to that particular insurance company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain assets of the funds in insurance company separate accounts.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS


                 ----------------------------

    ADI is motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies' sell more shares of the funds or retain shares of the funds in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the funds with respect to those assets.



    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the funds and the advisor, the advisor is entitled to receive from the funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of the funds. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and variable product owners services and communications. Currently, these administrative service payments made by the funds to the advisor, are subject to an annual limit of 0.25% of the average net assets invested in the funds by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the funds are paid by the advisor out of its own financial resources, and not out of the funds' assets.



    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the funds, as well as about fees and/or commissions it charges.



FUTURE FUND CLOSURES

Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when fund assets reach $200 million.

    Due to the sometime limited availability of common stocks of mid-cap companies that meet the investment criteria for AIM V.I. Mid Cap Core Equity Fund, the fund may periodically suspend or limit the offering of its shares.


    During closed periods, the funds will accept additional investments from existing participants. Also during those periods the funds will continue to pay Rule 12b-1 fees.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of each fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of each fund outstanding during each of the fiscal years (or periods) indicated.


    This information has been audited by [auditor], whose report, along with the fund's financial statements, is included in each fund's annual report, which is available upon request. The Board of the funds has selected new independent auditors for the funds' current fiscal year (2005). For more information regarding the change in independent auditors, see the Statement of Additional Information.


AIM V.I. AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


                                                                                           MARCH 26, 2002
                                                            YEAR ENDED                       (DATE SALES
                                                           DECEMBER 31,                     COMMENCED) TO
                                               -------------------------------------        DECEMBER 31,
                                                    2004                  2003                  2002
                                               ---------------       ---------------       ---------------
Net asset value, beginning of period                                     $                     $
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
==========================================================================================================
    Total from investment operations
==========================================================================================================
Net asset value, end of period                                           $                     $
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                                %                      %
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $                     $
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets                                        %                      %
==========================================================================================================
Ratio of net investment income (loss) to
  average net assets                                                           %                      %
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(f)                                                     %                      %
__________________________________________________________________________________________________________
==========================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. BALANCED FUND
--------------------------------------------------------------------------------


                                                                                        JANUARY 24, 2002
                                                                  YEAR ENDED              (DATE SALES
                                                                 DECEMBER 31,            COMMENCED) TO
                                                              -------------------         DECEMBER 31,
                                                               2004         2003              2002
                                                              ------       ------       ----------------
Net asset value, beginning of period                          $            $                $
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
========================================================================================================
    Total from investment operations
========================================================================================================
Less distributions:
  Dividends from net investment income
========================================================================================================
Net asset value, end of period                                $            $                $
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                     %            %                 %
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $                $
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets                             %            %(c)              %(d)
========================================================================================================
Ratio of net investment income to average net assets                %            %                 %
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                          %            %                 %
________________________________________________________________________________________________________
========================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. BASIC VALUE FUND
--------------------------------------------------------------------------------


                                                                                                           SEPTEMBER 10, 2001
                                                                                                            (DATE OPERATIONS
                                                                     YEAR ENDED DECEMBER 31,                 COMMENCED) TO
                                                              --------------------------------------          DECEMBER 31,
                                                                2004           2003           2002                2001
                                                              --------       --------       --------       ------------------
Net asset value, beginning of period                          $              $              $                    $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                    ()
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Less dividends from net investment income
=============================================================================================================================
Net asset value, end of period                                $              $              $                    $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                       %              %              %                  %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $              $                    $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets(c)                            %              %              %                  %
=============================================================================================================================
Ratio of net investment income (loss) to average net assets           %              %              %                  %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                            %              %              %                  %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. BLUE CHIP FUND
--------------------------------------------------------------------------------


                                                                                      MARCH 13, 2002
                                                                  YEAR ENDED           (DATE SALES
                                                                 DECEMBER 31,         COMMENCED) TO
                                                              ------------------       DECEMBER 31,
                                                               2004        2003            2002
                                                              ------      ------      --------------
Net asset value, beginning of period                          $           $              $
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
====================================================================================================
    Total from investment operations
====================================================================================================
Net asset value, end of period                                $           $              $
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                     %           %               %
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $           $              $
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                             %           %               %
====================================================================================================
Ratio of net investment income (loss) to average net assets         %           %               %
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                          %           %               %
____________________________________________________________________________________________________
====================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


                                                                                                           AUGUST 21, 2001
                                                                                                             (DATE SALES
                                                                     YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                              -------------------------------------         DECEMBER 31,
                                                               2004           2003           2002               2001
                                                              -------        -------        -------        ---------------
Net asset value, beginning of period                          $              $              $                  $
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==========================================================================================================================
    Total from investment operations
==========================================================================================================================
Less distributions from net realized gains
==========================================================================================================================
Net asset value, end of period                                $              $              $                  $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                      %              %              %                 %
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $              $                  $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                              %              %              %                 %
==========================================================================================================================
Ratio of net investment income (loss) to average net assets          %              %              %                 %
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                           %              %              %                 %
__________________________________________________________________________________________________________________________
==========================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------


                                                                                                        AUGUST 21, 2001
                                                                                                          (DATE SALES
                                                                    YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                              -----------------------------------        DECEMBER 31,
                                                               2004          2003          2002              2001
                                                              -------       -------       -------       ---------------
Net asset value, beginning of period                          $             $             $                 $
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                $
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=======================================================================================================================
    Total from investment operations
=======================================================================================================================
Net asset value, end of period                                $             $             $                 $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                      %             %             %                %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $             $                 $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                              %             %             %                %
=======================================================================================================================
Ratio of net investment income (loss) to average net assets          %             %             %                %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                           %             %             %                %
_______________________________________________________________________________________________________________________
=======================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. CORE EQUITY FUND
--------------------------------------------------------------------------------



                                                                                                   OCTOBER 24, 2001
                                                                                                   (DATE SALES
                                                                   YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                              ---------------------------------    DECEMBER 31,
                                                               2004         2003         2002          2001
                                                              ------       ------       -------    ------------------
Net asset value, beginning of period                          $            $            $                $
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=====================================================================================================================
    Total from investment operations
=====================================================================================================================
Less dividends from net investment income
=====================================================================================================================
Net asset value, end of period                                $            $            $                $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                     %            %             %               %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $            $                $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                             %            %             %               %
=====================================================================================================================
Ratio of net investment income (loss) to average net assets         %            %             %               %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                                          %            %             %               %
_____________________________________________________________________________________________________________________
=====================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------------------------------------------------



                                                                                                            NOVEMBER 7, 2001
                                                                                                            (DATE SALES
                                                                      YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                              ---------------------------------------       DECEMBER 31,
                                                               2004            2003            2002            2001
                                                              -------         -------         -------       ----------------
Net asset value, beginning of period                          $               $               $                  $
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
============================================================================================================================
    Total from investment operations
============================================================================================================================
Net asset value, end of period                                $               $               $                  $
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                      %               %               %                 %
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $               $               $                  $
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   %               %               %                 %
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                %               %               %                 %
============================================================================================================================
Ratio of net investment income (loss) to average net assets          %               %               %                 %
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                           %               %               %                 %
____________________________________________________________________________________________________________________________
============================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------



                                                                                           MARCH 14, 2002
                                                                                           (DATE SALES
                                                                    YEAR ENDED             COMMENCED) TO
                                                              DECEMBER 31,                 DECEMBER 31,
                                                                2004          2003            2002
                                                              --------      --------          --------
Net asset value, beginning of period                          $             $                 $
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================
    Total from investment operations
=========================================================================================================
Less dividends from net investment income
=========================================================================================================
Net asset value, end of period                                $             $                 $
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                       %             %                 %
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $                 $
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets                               %             %                 %
=========================================================================================================
Ratio of net investment income to average net assets                  %             %                 %
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                            %             %                 %
_________________________________________________________________________________________________________
=========================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


                                                                                                         SEPTEMBER 19, 2001
                                                                                                            (DATE SALES
                                                                      YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                              ---------------------------------------       DECEMBER 31,
                                                               2004            2003            2002             2001
                                                              -------         -------         -------    ------------------
Net asset value, beginning of period                          $               $               $                $
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===========================================================================================================================
    Total from investment operations
===========================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
===========================================================================================================================
    Total distributions
===========================================================================================================================
Net asset value, end of period                                $               $               $                $
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                      %               %               %               %
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $               $               $                $
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                              %               %               %               %
===========================================================================================================================
Ratio of net investment income to average net assets                 %               %               %               %
===========================================================================================================================
Ratio of interest expense to average net assets                      %               %               %               %
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                           %               %               %               %
___________________________________________________________________________________________________________________________
===========================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. GROWTH FUND
--------------------------------------------------------------------------------


                                                                                                   SEPTEMBER 19, 2001
                                                                                                      (DATE SALES
                                                                  YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                                              -------------------------------         DECEMBER 31,
                                                               2004        2003        2002               2001
                                                              ------      ------      -------      ------------------
Net asset value, beginning of period                          $           $           $                  $
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=====================================================================================================================
    Total from investment operations
=====================================================================================================================
Less dividends from net investment income
=====================================================================================================================
Net asset value, end of period                                $           $           $                  $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                     %           %            %                 %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $           $           $                  $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                             %           %            %                 %
=====================================================================================================================
Ratio of net investment income (loss) to average net assets         %           %            %                 %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                          %           %            %                 %
_____________________________________________________________________________________________________________________
=====================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                                                                  MARCH 26, 2002
                                                                      YEAR ENDED                    (DATE SALES
                                                                     DECEMBER 31,                  COMMENCED) TO
                                                              ---------------------------          DECEMBER 31,
                                                               2004              2003                  2002
                                                              ------         ------------         ---------------
Net asset value, beginning of period                          $                 $                     $
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================
    Total from investment operations
=================================================================================================================
Less dividends from net investment income
=================================================================================================================
Net asset value, end of period                                $                 $                     $
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                     %                 %                     %
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $                 $                     $
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  %                 %                     %
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               %                 %                     %
=================================================================================================================
Ratio of net investment income to average net assets                %                 %                     %
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          %                 %                     %
_________________________________________________________________________________________________________________
=================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------


                                                                                                               SEPTEMBER 19, 2001
                                                                                                                  (DATE SALES
                                                                       YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                                             -------------------------------------------          DECEMBER 31,
                                                              2004              2003              2002                2001
                                                             -------           -------           -------       ------------------
Net asset value, beginning of period                         $                 $                 $                   $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                               $                 $                 $                   $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                     %                 %                 %                  %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $                 $                 $                   $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  %                 %                 %                  %
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               %                 %                 %                  %
=================================================================================================================================
Ratio of net investment income to average net assets                %                 %                 %                  %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                          %                 %                 %                  %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------


                                                                                                       SEPTEMBER 10, 2001
                                                                                                        (DATE OPERATIONS
                                                                   YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                              ---------------------------------           DECEMBER 31,
                                                               2004         2003         2002                 2001
                                                              ------       ------       -------        ------------------
Net asset value, beginning of period                          $            $            $                    $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
Net asset value, end of period                                $            $            $                    $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                     %            %             %                   %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $            $                    $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  %            %             %                   %
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               %            %             %                   %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets         %            %             %                   %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          %            %             %                   %
_________________________________________________________________________________________________________________________
=========================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                                                               DECEMBER 16, 2001
                                                                                                  (DATE SALES
                                                                 YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                              -----------------------------      DECEMBER 31,
                                                              2004         2003       2002           2001
                                                              -----       -------    ------    -----------------
Net asset value, beginning of period                          $           $          $               $
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income
================================================================================================================
Net asset value, end of period                                $           $          $               $
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                                    %             %         %              %
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $           $          $               $
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                            %             %         %              %
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to average net assets               %             %         %              %
________________________________________________________________________________________________________________
================================================================================================================

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

AIM V.I. PREMIER EQUITY FUND
--------------------------------------------------------------------------------


                                                                                                      SEPTEMBER 19, 2001
                                                                           YEAR ENDED                    (DATE SALES
                                                                          DECEMBER 31,                  COMMENCED) TO
                                                              ------------------------------------       DECEMBER 31,
                                                               2004            2003         2002             2001
                                                              -------         -------      -------    ------------------
Net asset value, beginning of period                          $               $            $               $
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                              ()           ()              ()
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
========================================================================================================================
    Total from investment operations
========================================================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --              --           --
========================================================================================================================
    Total distributions                                            --              --           --              --
========================================================================================================================
Net asset value, end of period                                $               $            $               $
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                      %               %            %               %
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $               $            $               $
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                              %               %            %               %
========================================================================================================================
Ratio of net investment income (loss) to average net assets          %               %            %               %
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                           %               %            %               %
________________________________________________________________________________________________________________________
========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. The funds' annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at



BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the funds directly, these documents have not been made available on our website.

The funds' most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the funds.



You can also review and obtain copies of the funds' SAI, financial reports, the funds' Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-------------------------------------------
   AIM Variable Insurance Funds Series II
   SEC 1940 Act file number: 811-7452

-------------------------------------------

AIMinvestments.com  VI-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100

                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY, THE "FUNDS") OF AIM VARIABLE INSURANCE FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M DISTRIBUTORS, INC.
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173
                          OR BY CALLING (800) 410-4246


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005 RELATES TO THE FOLLOWING PROSPECTUSES FOR THE SERIES I AND SERIES II SHARES OF EACH OF THE FOLLOWING FUNDS:



             FUND                          DATED
             ----                         -------
AIM V.I. AGGRESSIVE GROWTH FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. BALANCED FUND*
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V. I. BASIC VALUE FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. BLUE CHIP FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. CAPITAL APPRECIATION FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. CAPITAL DEVELOPMENT FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. CORE EQUITY FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. DIVERSIFIED INCOME FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05



             FUND                          DATED
             ----                         --------
AIM V.I. GOVERNMENT SECURITIES FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. GROWTH FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. HIGH YIELD FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. INTERNATIONAL GROWTH FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. LARGE CAP GROWTH FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. MID CAP CORE EQUITY FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. MONEY MARKET FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. PREMIER EQUITY FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. REAL ESTATE FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05

AIM V.I. SMALL CAP EQUITY FUND
       SERIES I                           4/29/05
       SERIES II                          4/29/05


* The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Balanced Fund has approved changing the fund's name to "AIM V.I. Basic Balanced Fund," effective July 1, 2005.

                          AIM VARIABLE INSURANCE FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                                             PAGE
                                                                                             ----
GENERAL INFORMATION ABOUT THE TRUST........................................................    1
           Fund History....................................................................    1
           Shares of Beneficial Interest...................................................    1
           Policies and Procedures for Disclosure of Fund Holdings.........................    3
                     General Disclosures...................................................    3
                     Selective Disclosures.................................................    3

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...................................    6
           Classification..................................................................    6
           Investment Strategies and Risks.................................................    6
                     Equity Investments....................................................   12
                     Foreign Investments...................................................   12
                     Debt Investments for Equity Funds.....................................   14
                     Debt Investments for Fixed Income Funds and Money Market Fund.........   15
                     Other Investments.....................................................   19
                     Investment Techniques.................................................   21
                     Derivatives...........................................................   25
                     Additional Securities or Investment Techniques........................   32
           Diversification Requirements - AIM V.I. Money Market Fund.......................   32
           Fund Policies...................................................................   32
           Portfolio Turnover..............................................................   35
           Temporary Defensive Positions...................................................   35

MANAGEMENT OF THE TRUST....................................................................   35
           Board of Trustees...............................................................   35
           Management Information..........................................................   35
           Trustee Ownership of Fund Shares................................................   37
           Factors Considered in Approving the Investment Advisory Agreement...............   37
           Factors Considered in Approving the Sub-Advisory Agreement......................   40
           Compensation....................................................................   41
                     Retirement Plan For Trustees..........................................   41
                     Deferred Compensation Agreements......................................   42
           Codes of Ethics.................................................................   42
           Proxy Voting Policies...........................................................   42

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................................   43

INVESTMENT ADVISORY AND OTHER SERVICES.....................................................   43
           Investment Advisor..............................................................   43
           Investment Sub-Advisors.........................................................   47
           Portfolio Managers..............................................................   48
           Securities Lending Arrangements.................................................   48
           Service Agreements..............................................................   48
           Other Service Providers.........................................................   49

BROKERAGE ALLOCATION AND OTHER PRACTICES...................................................   50
           Brokerage Transactions..........................................................   50
           Commissions.....................................................................   50
           Brokerage Selection.............................................................   50
           Directed Brokerage (Research Services)..........................................   52
           Regular Brokers or Dealers......................................................   52

           Allocation of Portfolio Transactions............................................   52
           Allocation of Initial Public Offering ("IPO") Transactions......................   52

PURCHASE AND REDEMPTION OF SHARES..........................................................   53
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...................................................   56
           Dividends and Distributions.....................................................   56
           Tax Matters.....................................................................   57
DISTRIBUTION OF SECURITIES.................................................................   58
           Distribution Plan...............................................................   58
           Distributor.....................................................................   60
CALCULATION OF PERFORMANCE DATA............................................................   60
SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING....................   64
REGULATORY INQUIRIES AND PENDING LITIGATION................................................   65

APPENDICES:

RATINGS OF DEBT SECURITIES.................................................................  A-1
TRUSTEES AND OFFICERS......................................................................  B-1
TRUSTEE COMPENSATION TABLE.................................................................  C-1
PROXY VOTING POLICIES......................................................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................................  E-1
MANAGEMENT FEES............................................................................  F-1
PORTFOLIO MANAGERS.........................................................................  G-1
ADMINISTRATIVE SERVICES FEES...............................................................  H-1
BROKERAGE COMMISSIONS......................................................................  I-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS ................................................................  J-1
AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLAN....................  K-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS..............................  L-1
PERFORMANCE DATA...........................................................................  M-1
PENDING LITIGATION.........................................................................  N-1
FINANCIAL STATEMENTS........................................................................  FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


      AIM Variable Insurance Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twenty-eight separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Premier Equity Fund, AIM V.I. Real Estate Fund (formerly known as INVESCO VIF - Real Estate Opportunity Fund), and AIM V.I. Small Cap Equity Fund (collectively, the "AIM V.I. Funds"), and AIM V.I. Core Stock Fund (formerly known as INVESCO VIF - Core Equity Fund), AIM V.I. Dynamics Fund (formerly known as INVESCO VIF - Dynamics Fund), AIM V.I. Financial Services Fund (formerly known as INVESCO VIF - Financial Services Fund), AIM V.I. Health Sciences (formerly known as INVESCO VIF - Health Sciences Fund), AIM V.I. Leisure Fund (formerly known as INVESCO VIF - Leisure Fund), AIM V.I. Small Company Growth Fund (formerly known as INVESCO VIF - Small Company Growth Fund), AIM V.I. Technology Fund (formerly known as INVESCO VIF - Technology Fund), AIM V.I. Total Return Fund (formerly known as INVESCO VIF - Total Return Fund) and AIM V.I. Utilities Fund (formerly known as INVESCO VIF - Utilities Fund) (collectively, the "Former INVESCO VIF Funds"). Except as otherwise noted, this Statement of Additional Information relates solely to the AIM V.I. Funds. (A separate Statement of Additional Information relates to the Former INVESCO VIF Funds.) Under the Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



      The Trust was originally organized on January 22, 1993 as a Maryland corporation. On October 15, 1999, the following Funds acquired all the assets and assumed all the liabilities of the series portfolios of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series: AIM V.I. Global Growth and Income Fund (which later merged into AIM V.I. Growth Fund on September 18, 2000), AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the Funds, except AIM V.I. Basic Value Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Real Estate Fund and AIM V.I. Small Cap Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund commenced operations as a series of the Trust on September 10, 2001. AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund commenced operations as series of the Trust on September 1, 2003. AIM V.I. Core Equity Fund was knows as AIM V.I. Growth and Income Fund, AIM V.I. International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund. Prior to April 30, 2004, AIM V.I. Real Estate Fund and the Former INVESCO VIF Funds were portfolios of INVESCO Variable Investment Funds, Inc., a Maryland corporation. Pursuant to an agreement and plan of reorganization, AIM V.I. Real Estate Fund and the Former INVESCO VIF Funds became portfolios of the Trust. All historical financial and other information contained in this Statement of Additional Information for the periods prior to April 30, 2004, relating to AIM V.I. Real Estate Fund (or a class thereof) is that of its predecessor fund (or its corresponding class thereof).


SHARES OF BENEFICIAL INTEREST

      Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

      The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

      Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

      The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

      The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

      Each share of a Fund has generally the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

      Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

      Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

      The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


      SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.



POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS






      The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). Non-public holdings information may not be disclosed except in compliance with the Holdings Disclosure Policy.



      General Disclosures



      The Holdings Disclosure Policy permits AIM to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares to life insurance companies and their separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Policy authorizes AIM to disclose the Funds' portfolio holdings information on a non-selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest in the Funds and with which the Funds have entered into participation agreements ("Insurance Companies"). The portfolio holdings information that AIM discloses to Insurance Companies currently includes: (a) month-end top 10 portfolio holdings (available 15 days after month end), (b) calendar quarter-end complete portfolio holdings (available 30 days after calendar quarter end), and (c) fiscal quarter complete portfolio holdings (the Funds' fiscal quarter is currently the same as the calendar quarter)(available 60-70 days after the fiscal quarter end) (collectively, "Fund Portfolio Holdings Information").



      Selective Disclosures



      SELECTIVE DISCLOSURES -- GENERAL. The Holdings Disclosure Policy permits AIM to disclose non-public portfolio holdings information on a selective basis only if: (i) such disclosures are for legitimate business purposes of a Fund and in the best interest of such Fund's shareholders, and (ii) in accordance with the approval process provided in the Policy.



The Policy requires AIM to obtain approval from the Executive Committee of A I M Management Group Inc. ("AIM Executive Committee") before it may provide selective disclosure of non-public portfolio holdings information. The AIM Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund's shareholders. The AIM Executive Committee must address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. Under the Policy, AIM may not selectively disclose non-public portfolio holdings information until it receives an executed non-disclosure agreement that provides that the recipient of the information will maintain the confidentiality of such information and will not use the information to execute securities trades. The AIM Executive Committee must approve of each party to a non-disclosure agreement. The AIM Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management.



The Policy requires AIM to report to the Funds' board the specific types of situations where it proposes selective disclosure and the situations where providing selective disclosure raises conflicts of interest between Fund shareholders and AIM or its affiliates. Pursuant to the Policy, the Board reviews the types of situations in which AIM proposes to provide selective disclosure of non-public portfolio holdings and must approve of any situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates.



The Policy also requires AIM to take corrective measures if such non-public portfolio holdings information has been inadvertently disclosed on a selective basis.



AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



      SELECTIVE DISCLOSURE -- TO INSURANCE COMPANIES. The Policy permits AIM to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to 5 days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that AIM posts the same information. The Policy incorporates the Board's determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company's dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. AIM does not post the portfolio holdings of the Funds to its website. Not all insurance companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the life insurance company that issued your variable annuity or variable life insurance policy.



      SELECTIVE DISCLOSURE -- OF PARTIAL FUND HOLDINGS.



      The Policy also permits the selective disclosure of partial portfolio holdings information of a Fund, without Executive Committee approval as described above, if:



      (i) in the judgment of the applicable Fund's portfolio manager(s), the disclosure of such information is not harmful to the Fund's shareholders,



      (ii) the applicable Fund is not actively trading in the security; and



      (iii) the portfolio manager(s) of the applicable Fund do not have a present intent to trade in the security for the Fund.



      Subject to compliance with the foregoing, from time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. These statements may only be made if such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



      Employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



      Pursuant to the Holdings Disclosure Policy, the Executive Committee (the "Executive Committee") of AIM Management approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and must approve of any situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates.



      AIM discloses non-public portfolio holdings information to the following persons in connection with the day-to-day operations and management of the
Funds:



            -     Attorneys and accountants;



            -     Securities lending agents;



            -     Lenders to the funds;



            -     Rating and rankings agencies;



            -     Persons assisting in the voting of proxies;



            -     Fund custodians;



            -     Fund transfer agent(s) (in the event of a redemption in kind);



            - Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);



            -     Financial printers;



            - Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and



            - Analysts hired to perform research and analysis to the Fund's portfolio management team.



In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into a Non-disclosure Agreement. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



      AIM may determine, in its sole discretion, not to disclose non-public portfolio holdings or other portfolio information to a person who would otherwise be eligible to receive such information pursuant to the Holdings Disclosure Policy.



      Additionally, when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the Funds' portfolio securities, one or more of the portfolio securities of a Fund may be disclosed. Formal Non-disclosure Agreements are not entered into in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



      AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

      The Trust is an open-end management investment company. Each of the Funds are "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

      The tables on the following pages identifies various securities and investment techniques used by AIM in managing the Funds. The tables have been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund might not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

      The Board reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                     EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------
   FUND                                                 V.I.                V.I.
                 V.I.   V.I.  V.I.  V.I.  V.I.   V.I.   DENT         V.I.   LRG                V.I.    V.I.   V.I.
SECURITY         AGG   BASIC  BLUE  CAP   CAP   CORE    DEMO   V.I.  INT'L  CAP    V.I. MID    PREM    REAL   SML
INVESTMENT       GRW   VALUE  CHIP  APPR  DEV   EQUITY  TRNDS  GRW   GRW    GRW    CAP CORE    EQUITY  EST    CAP
TECHNIQUE        FUND  FUND   FUND  FUND  FUND  FUND    FUND   FUND  FUND   FUND  EQUITY FUND  FUND    FUND  EQUITY
---------------  ----  -----  ----  ---   ----  ------  -----  ----  -----  ----  -----------  ------  ----  ------
                                                EQUITY INVESTMENTS
                                                ------------------
Common Stock       X     X      X    X     X      X       X     X      X      X        X         X       X     X

Preferred Stock    X     X      X    X     X      X       X     X      X      X        X         X       X     X

Convertible        X     X      X    X     X      X       X     X      X      X        X         X       X     X
Securities

Alternative        X     X      X    X     X      X       X     X      X      X        X         X       X     X
Entity
Securities

                                              FOREIGN INVESTMENTS
                                              -------------------

Foreign            X     X      X    X     X      X       X     X      X      X        X         X       X     X
Securities

Foreign                                                                                                  X     X
Government
Obligations

Foreign            X     X      X    X     X      X       X     X      X      X        X         X       X     X
Exchange
Transactions

                                       DEBT INVESTMENTS FOR EQUITY FUNDS
                                       ---------------------------------

U.S. Government                                                               X                  X       X     X
Obligations

Mortgage-Backed                                                                                          X
and
Asset-Backed
Securities

Collateralized                                                                                           X
Mortgage
Obligations

Investment         X     X      X    X     X      X       X     X      X      X        X         X       X     X
Grade Corporate
Debt

Liquid Assets      X     X      X    X     X      X       X     X      X      X        X         X       X     X

Junk                                                                                                     X
Bonds

                 -------------------------------
                        FIXED INCOME FUNDS AND
                          MONEY MARKET FUND
                 -------------------------------
   FUND
                       V.I.  V.I.  V.I.   V.I.
SECURITY         V.I.  DIV   GOVT  HIGH   MONEY
INVESTMENT       BAL   INCM  SEC   YIELD  MKT
TECHNIQUE        FUND  FUND  FUND  FUND   FUND
---------------  ----  ----  ----  -----  -----
                                               EQUITY INVESTMENTS
                                               ------------------

Common Stock      X     X

Preferred Stock   X     X            X

Convertible       X     X            X
Securities

Alternative       X     X            X
Entity
Securities

                                               FOREIGN INVESTMENTS
                                               -------------------

Foreign           X     X      X     X      X
Securities

Foreign           X     X      X     X      X
Government
Obligations

Foreign           X     X      X     X
Exchange
Transactions

                          AIM VARIABLE INSURANCE FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                     EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------
  FUND                                                  V.I.                V.I.
                 V.I.  V.I.   V.I.  V.I.  V.I.  V.I.    DENT         V.I.   LRG                V.I.    V.I.  V.I.
SECURITY         AGG   BASIC  BLUE  CAP   CAP   CORE    DEMO   V.I.  INT'L  CAP    V.I. MID    PREM    REAL  SML
INVESTMENT       GRW   VALUE  CHIP  APPR  DEV   EQUITY  TRNDS  GRW   GRW    GRW    CAP CORE    EQUITY  EST   CAP
TECHNIQUE        FUND  FUND   FUND  FUND  FUND  FUND    FUND   FUND  FUND   FUND  EQUITY FUND  FUND    FUND  EQUITY
---------------- ----  -----  ----  ----  ----  ------  -----  ----  -----  ----  -----------  ------  ----  ------
                            DEBT INVESTMENTS FOR FIXED INCOME FUNDS AND MONEY MARKET FUND
                            -------------------------------------------------------------
U.S. Government
Obligations

Rule 2a-7
Requirements

Foreign Bank
Obligations

Mortgage-Backed
and
Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Bank Instruments

Commercial
Instruments

Participation
Interests

Municipal Lease
Obligations

Investment
Grade Corporate
Debt Obligations

Junk Bonds

                             FIXED INCOME FUNDS AND
                               MONEY MARKET FUND
-------------------------------------------------
   FUND
                         V.I.  V.I.  V.I.   V.I.
SECURITY           V.I.  DIV   GOVT  HIGH   MONEY
INVESTMENT         BAL   INCM  SEC   YIELD  MKT
TECHNIQUE          FUND  FUND  FUND  FUND   FUND
---------          ----  ----  ----  ----   ----
U.S. Government      X     X     X     X      X
Obligations

Rule 2a-7            X     X     X     X      X
Requirements

Foreign Bank         X     X           X      X
Obligations

Mortgage-Backed      X     X     X     X
and
Asset-Backed
Securities

Collateralized       X
Mortgage
Obligations

Bank Instruments     X     X                  X

Commercial           X     X           X      X
Instruments

Participation                                 X
Interests

Municipal Lease      X     X           X      X
Obligations

Investment           X     X           X      X
Grade Corporate
Debt Obligations

Junk Bonds                 X           X

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                  EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------
   FUND                                                 V.I.                V.I.
                 V.I.  V.I.   V.I.  V.I.  V.I.  V.I.    DENT         V.I.   LRG                V.I.    V.I.   V.I.
SECURITY         AGG   BASIC  BLUE  CAP   CAP   CORE    DEMO   V.I.  INT'L  CAP    V.I. MID    PREM    REAL   SML
INVESTMENT       GRW   VALUE  CHIP  APPR  DEV   EQUITY  TRNDS  GRW   GRW    GRW    CAP CORE    EQUITY  EST    CAP
TECHNIQUE        FUND  FUND   FUND  FUND  FUND  FUND    FUND   FUND  FUND   FUND  EQUITY FUND  FUND    FUND  EQUITY
---------------  ----  -----  ----  ----  ----  ------  -----  ----  -----  ----  -----------  ------  ----  ------
                                                 OTHER INVESTMENTS
                                                 -----------------
REITs             X      X      X     X     X     X       X      X     X      X       X           X      X      X

Other             X      X      X     X     X     X       X      X     X      X       X           X      X      X
Investment
Companies

Defaulted
Securities

Municipal
Forward
Contracts

Variable or
Floating Rate
Instruments

Indexed
Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments

                                              INVESTMENT TECHNIQUES
                                              ---------------------

Delayed           X      X      X     X     X     X       X      X     X      X       X           X      X      X
Delivery
Transactions

When-Issued       X      X      X     X     X     X       X      X     X      X       X           X      X      X
Securities

Short Sales       X      X      X     X     X     X       X      X     X      X       X           X      X

Margin
Transactions

Swap Agreements   X      X      X     X     X     X       X      X     X      X       X

Interfund Loans   X      X      X     X     X     X       X      X     X      X       X           X      X      X

Borrowing         X      X      X     X     X     X       X      X     X      X       X           X      X      X

                             FIXED INCOME FUNDS AND
                                MONEY MARKET FUND
--------------------------------------------------
   FUND
                         V.I.  V.I.  V.I.   V.I.
SECURITY           V.I.  DIV   GOVT  HIGH   MONEY
INVESTMENT         BAL   INCM  SEC   YIELD  MKT
TECHNIQUE          FUND  FUND  FUND  FUND   FUND
---------------    ----  ----  ----  -----  -----
                                                OTHER INVESTMENTS
                                                -----------------
REITs                X     X     X     X     X

Other                X     X     X     X     X
Investment
Companies

Defaulted                              X
Securities

Municipal
Forward
Contracts

Variable or          X     X           X     X
Floating Rate
Instruments

Indexed
Securities

Zero-Coupon and      X     X           X
Pay-in-Kind
Securities
Municipal

                                            INVESTMENT TECHNIQUES
                                            ---------------------
Synthetic
Instruments

Delayed              X     X     X     X     X
Delivery
Transactions

When-Issued          X     X     X     X     X
Securities

Short Sales          X     X     X     X

Margin
Transactions

Swap Agreements      X     X

Interfund Loans      X     X     X     X     X

Borrowing            X     X     X     X     X

                          AIM VARIABLE INSURANCE FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                  EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------
   FUND                                                V.I.               V.I.
               V.I.   V.I.  V.I.  V.I.  V.I.   V.I.   DENT         V.I.   LRG                 V.I.   V.I.   V.I.
   SECURITY    AGG   BASIC  BLUE  CAP   CAP   CORE    DEMO   V.I.  INT'L  CAP    V.I. MID    PREM    REAL   SML
  INVESTMENT   GRW   VALUE  CHIP  APPR  DEV   EQUITY  TRNDS  GRW   GRW    GRW    CAP CORE    EQUITY  EST    CAP
  TECHNIQUE    FUND  FUND   FUND  FUND  FUND   FUND   FUND   FUND  FUND   FUND  EQUITY FUND  FUND    FUND  EQUITY
-------------  ----  -----  ----  ---   ----  ------  -----  ----  -----  ----  -----------  ------  ----  -----
Lending          X     X      X    X     X      X       X     X      X     X        X           X     X      X
Portfolio
Securities

Repurchase       X     X      X    X     X      X       X     X      X     X        X           X     X      X
Agreements

Reverse          X     X      X    X     X      X       X     X      X     X        X           X     X      X
Repurchase
Agreements

Dollar Rolls

Illiquid         X     X      X    X     X      X       X     X      X     X        X           X     X      X
Securities

Rule 144A        X     X      X    X     X      X       X     X      X     X        X           X     X      X
Securities

Unseasoned       X     X      X    X     X      X       X     X      X     X        X           X     X      X
Securities

Portfolio
Transactions

Sale of Money
Market
Securities

Standby
Commitments

                                                 DERIVATIVES
                                                 -----------
Equity-Linked    X     X      X    X     X      X       X     X      X     X        X           X     X      X
Derivatives

Bundled
Securities

Put Options      X     X      X    X     X      X       X     X      X     X        X           X     X      X

Call Options     X     X      X    X     X      X       X     X      X     X        X           X     X      X

Straddles        X     X      X    X     X      X       X     X      X     X        X           X     X      X

Warrants         X     X      X    X     X      X       X     X      X     X        X           X     X      X

                             FIXED INCOME FUNDS AND
                                MONEY MARKET FUND
-------------------------------------------------------
    FUND                       V.I.  V.I.  V.I.   V.I.
  SECURITY               V.I.  DIV   GOVT  HIGH   MONEY
 INVESTMENT              BAL   INCM  SEC   YIELD   MKT
  TECHNIQUE              FUND  FUND  FUND  FUND   FUND
-------------            ----  ----  ----  -----  -----
Lending                   X      X     X     X      X
Portfolio
Securities

Repurchase                X      X     X     X      X
Agreements

Reverse                   X      X     X     X      X
Repurchase
Agreements

Dollar Rolls              X      X     X

Illiquid                  X      X     X     X      X
Securities

Rule 144A                 X      X     X     X      X
Securities

Unseasoned                X      X     X     X
Securities

Portfolio
Transactions

Sale of Money
Market
Securities

Standby
Commitments

                                                   DERIVATIVES
                                                   -----------
Equity-Linked             X
Derivatives

Bundled                          X           X
Securities

Put Options               X      X     X     X

Call Options              X      X     X     X

Straddles                 X      X     X     X

Warrants                  X      X           X

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                  EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------
   FUND                                               V.I.                V.I.
               V.I.  V.I.   V.I.  V.I.  V.I.  V.I.    DENT         V.I.   LRG                V.I.    V.I.  V.I.
SECURITY       AGG   BASIC  BLUE  CAP   CAP   CORE    DEMO   V.I.  INT'L  CAP    V.I. MID    PREM    REAL  SML
INVESTMENT     GRW   VALUE  CHIP  APPR  DEV   EQUITY  TRNDS  GRW   GRW    GRW    CAP CORE    EQUITY  EST   CAP
TECHNIQUE      FUND  FUND   FUND  FUND  FUND  FUND    FUND   FUND  FUND   FUND  EQUITY FUND  FUND    FUND  EQUITY
-------------  ----  -----  ----  ---   ----  ------  -----  ----  -----  ----  -----------  ------  ----  ------
Futures          X     X     X     X     X      X       X     X      X     X         X         X      X      X
Contracts and
Options on
Futures
Contracts

Forward          X     X     X     X     X      X       X     X      X     X         X         X      X      X
Currency
Contracts

Cover            X     X     X     X     X      X       X     X      X     X         X         X      X      X

                                ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
                                ----------------------------------------------
Special                            X
Situations

Taxable
Municipal
Securities

                      FIXED INCOME FUNDS AND
                         MONEY MARKET FUND
-----------------------------------------------
   FUND
                       V.I.  V.I.  V.I.   V.I.
SECURITY         V.I.  DIV   GOVT  HIGH   MONEY
INVESTMENT       BAL   INCM  SEC   YIELD  MKT
TECHNIQUE        FUND  FUND  FUND  FUND   FUND
-------------    ----  ----  ----  -----  -----
Futures            X    X     X      X
Contracts and
Options on
Futures
Contracts

Forward            X    X            X
Currency
Contracts

Cover              X    X     X      X

                                 ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
                                 ----------------------------------------------
Special
Situations

Taxable                              X      X
Municipal
Securities

Equity Investments

      COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

      The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM V.I. Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.




      ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

      FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities outside the United States. The term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

      Each Fund may invest in foreign securities as described in the Prospectus. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

      Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

      Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

      Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

      Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

      On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective July 1, 2002.

      Risks of Developing Countries. Each Fund (excluding AIM V.I. Money Market
Fund) may invest up to 5%, except that AIM V.I. Dent Demographic Trends Fund may invest up to 10% and AIM V.I. International Growth Fund may invest up to 20%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small, are less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

      FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

      FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

      Each Fund (except AIM V.I. Money Market Fund) has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

      The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments for Equity Funds

      U.S. GOVERNMENT OBLIGATIONS. See "Debt Investments for Fixed Income Funds and Money Market Fund - U.S. Government Obligations" on page 12.

      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. See "Debt Investments for Fixed Income Funds and Money Market Fund - Mortgage Backed and Asset-Backed Securities" on page 13.

      COLLATERALIZED MORTGAGE OBLIGATIONS. See "Debt Investments for Fixed Income Funds and Money Market Fund - Collateralized Mortgage Obligations" on page 14.

      INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

      LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, banker's acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

      JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

      Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

      The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

      To the extent that a Fund has the ability to invest in junk bonds, a Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

      Descriptions of debt securities ratings are found in Appendix A.

Debt Investments for Fixed Income Funds and Money Market Fund

      U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

      RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

      AIM V.I. Money Market Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

      FOREIGN BANK OBLIGATIONS. To the extent that a Fund has the ability to invest in foreign Bank Obligations, the Fund may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. AIM V.I. Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

      Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

      If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM V.I. Balanced Fund and AIM V.I. Real Estate Fund may invest in CMOs. The Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

      FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

      Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

      BANK INSTRUMENTS. Each Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

      COMMERCIAL INSTRUMENTS. Each Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the applicable quality criteria. The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. All variable rate master demand notes acquired by AIM V.I. Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

      PARTICIPATION INTERESTS. AIM V.I. Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

      MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases for exempt from federal income taxes. Consistent with its investment objective, a Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

      INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. See "Debt Investments for Equity Funds - Investment Grade Corporate Debt" on page 11.

      JUNK BONDS. See "Debt Investments for Equity Funds - Junk Bonds" on page
12.

Other Investments

      REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

      To the extent consistent with its investment objective, each Fund (except AIM V.I. Real Estate Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM V.I. Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITs.

      To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

      In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

      OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

      The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds.

      DEFAULTED SECURITIES. AIM V.I. High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by a Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.

      VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.

      To the extent a Fund has the ability to invest in Variable or Floating Rate Instruments, the Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

      ZERO-COUPON AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective, each Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

      DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery transactions will not be used as a speculative or leverage technique.

      Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

      AIM V.I. Government Securities Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

      WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

      Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

      A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

      MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

      SWAP AGREEMENTS. To the extent that a Fund has the ability to enter into Swap Agreements, a Fund has the ability to enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owned to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


      INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


      BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

      LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

      The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

      REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

      If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

      The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

      DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are repurchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage prepayment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

      Each Fund, except AIM V.I. Money Market Fund, may invest up to 15% of its net assets in securities that are illiquid. AIM V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

      RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

      UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives


      To the extent a Fund has the ability to invest in Derivatives, the Fund may invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. AIM V.I. Diversified Income Fund and AIM V. I. High Yield Fund may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


      EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular securities index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."


      BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund, the Funds may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Funds will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.


      PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, futures contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, futures contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."


      A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


      Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

      Writing Options. Each Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, futures contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such security or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, futures contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the underling security, futures contract, or foreign currency decline.

      A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, futures contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

      If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset to the extent of the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to receive for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

      Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, futures contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, futures contract or currency with either a different exercise price or expiration date, or both.

      Purchasing Options. Each Fund may purchase a call option for the purpose of acquiring the underlying security, futures contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, futures contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, futures contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, futures contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

      A Fund may only purchase a put option on an underlying security, futures contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, futures contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, futures contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, futures contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, futures contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, futures contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

      Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

      The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

      Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      STRADDLES. Each Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

      A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

      The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

      Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

      If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

      Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

      Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

      FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

      Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

      The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

      Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

      COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

      Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

      Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

      (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

      (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

      SPECIAL SITUATIONS. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include things such as liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

      TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

DIVERSIFICATION REQUIREMENTS - AIM V.I. MONEY MARKET FUND

      As a money market fund, AIM V.I. Money Market Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to securities with demand features or guarantees.

      The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the securities secures repayment of such securities.

      The diversification requirement applicable to securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

FUND POLICIES

      FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Real Estate Fund is not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.

      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

      (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;

      AIM V.I. Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies.

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or in investing in securities that are secured by real estate or interests therein;

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

      The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which AIM, the sub-advisor of AIM V.I. Dent Demographic Trends Fund and AIM V.I. Real Estate Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to all of the Funds, except AIM V.I. Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.


      (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.


      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceeds 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33-1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      For purposes of AIM V.I. Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

PORTFOLIO TURNOVER


      The portfolio turnover rate for the AIM V.I. Balanced Fund, increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.



      The portfolio turnover rate for the AIM V.I. Diversified Income Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.



      The portfolio turnover rate for the AIM V.I. Government Securities Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.



      The portfolio turnover rate for the AIM V.I. Core Equity Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.



      The portfolio turnover rate for the AIM V.I. Dent Demographic Trends Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.



      The portfolio turnover rate for the AIM V.I. Growth Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.


TEMPORARY DEFENSIVE POSITIONS

      In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Funds are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Funds and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

      The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.


      The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.


      The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between Fund management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of each Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by each Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in each Fund's annual proxy statement. During the fiscal year ended December 31, 2004, the Audit Committee held eight meetings.



      The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of each Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to each Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC ("AMVESCAP") that are applicable to each Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2004, the Compliance Committee held two meetings.



      The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair), and Gerald J. Lewis . The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



      The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2004, the Governance Committee held seven meetings.

      Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


      The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden , Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended December 31, 2004, the Investments Committee held eight meetings.



      The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee:
(i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended December 31, 2004, the Valuation Committee held one meeting.



      The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2004, the Special Committee Relating to Market Timing Issues held eight meetings.


TRUSTEE OWNERSHIP OF FUND SHARES


      The dollar range of equity securities beneficially owned by each trustee
(i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustees in the AIM Funds Complex is set forth in Appendix B.



FACTORS CONSIDERED IN APPROVING THE INVESTMENT ADVISORY AGREEMENT



      The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund, as applicable, by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.



- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



- The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.



- The performance of each Fund relative to indices. The Board reviewed the performance of each Fund against the performance of applicable indices and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.



- Meetings with each Fund's portfolio managers and investment personnel. With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.



- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against
      (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.



- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.



- Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund and the effect they had on each Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.



- Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the

      Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.



- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.



- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.



- AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.



- Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



- Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing the Advisory Agreement for each Fund.



      After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.



FACTORS CONSIDERED IN APPROVING THE SUB-ADVISORY AGREEMENT



      The sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor" or "IINA") for AIM V.I. Real Estate Fund (the "Sub-Advisory Agreement")) were re-approved for AIM V.I. Real Estate Fund by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of AIM V.I. Real Estate Fund.



- The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



- The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to AIM V.I. Real Estate Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



- The performance of AIM V.I. Real Estate Fund relative to comparable funds. The Board reviewed the performance of AIM V.I. Real Estate Fund against the performance of funds advised by other advisors with investment strategies comparable to those of AIM V.I. Real Estate Fund and concluded that no changes should be made to AIM V.I. Real Estate Fund and that it was not necessary to change AIM V.I. Real Estate Fund's portfolio management team at this time.



- The performance of AIM V.I. Real Estate Fund relative to indices. The Board reviewed the performance of AIM V.I. Real Estate Fund against the performance of applicable indices and concluded that no changes should be made to AIM V.I. Real Estate Fund and that it was not necessary to change AIM V.I. Real Estate Fund's portfolio management team at this time.



- Meetings with AIM V.I. Real Estate Fund portfolio managers and investment personnel. The Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



- Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to AIM V.I. Real Estate Fund and concluded that such performance was satisfactory.

- Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to AIM V.I. Real Estate Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on AIM V.I. Real Estate Fund or its shareholders, as they are paid by AIM rather than AIM V.I. Real Estate Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to AIM V.I. Real Estate Fund are fair and reasonable.



- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



- Benefits of soft dollars to the Sub-Advisor. The Board considered the benefits realized by the Sub-Advisor as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by the Sub-Advisor are used to pay for research and execution services. This research is used by the Sub-Advisor in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.



- Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



      After consideration of all of the above factors, the Board found that with respect to AIM V.I. Real Estate Fund: (i) the services provided to such Fund and its shareholders were adequate; and (ii) such Fund's Sub-Advisory Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Fund's Sub-Advisory Agreement was in the best interests of such Fund and its shareholders and continued such Sub-Advisory Agreement for another year.





COMPENSATION

      Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


      Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.


Retirement Plan For Trustees


      The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

      The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


      Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


      Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS


AIM, the Trust, A I M Distributors, Inc. ("AIM Distributors"), H.S. Dent Advisors, Inc. and INVESCO Institutional (N.A.), Inc. have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--(Registered Trademark)-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES

      The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund (except AIM V.I. Real Estate Fund) to the Fund's investment advisor. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM V.I. Real Estate Fund to the Fund's investment sub-advisor. The investment advisor or sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix D.

      Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


      Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended December 31, 2004 is available at our Website, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by certain beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


      AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


      As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to AIM V.I. Dent Demographic Trends Fund are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

      AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


      The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.



AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.



Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year.



      Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committed Until Date set forth in the fourth column.



                                                                                                                        MAXIMUM
                                                                                                                     ADVISORY FEE
                                                                                                                        RATES
    FUND NAME                                ANNUAL RATE/NET ASSETS PER              MAXIMUM ADVISORY FEE RATE         COMMITTED
                                                 ADVISORY AGREEMENT                    AFTER JANUARY 1, 2005          UNTIL DATE
------------------------------------- ---------------------------------------- ------------------------------------- -------------
AIM V.I. Aggressive Growth Fund                0.80% of the first $150 million       0.75% of the first $150 million   12/31/2009
                                              0.625% of the next $4.85 billion      0.625% of the next $4.85 billion
                                                  0.60% of the next $5 billion          0.60% of the next $5 billion
                                      0.575% of the excess over $10 billion(1) 0.575% of the excess over $10 billion

AIM V.I. Balanced Fund                         0.75% of the first $150 million       0.62% of the first $150 million   12/31/2009
                                               0.50% of the next $4.85 billion       0.50% of the next $4.85 billion
                                                 0.475% of the next $5 billion         0.475% of the next $5 billion
                                       0.45% of the excess over $10 billion(1)  0.45% of the excess over $10 billion

AIM V.I. Basic Value Fund                     0.725% of the first $500 million      0.695% of the first $250 million   12/31/2009
                                                0.70% of the next $500 million        0.67% of the next $250 million
                                               0.675% of the next $500 million       0.645% of the next $500 million
                                         0.65% of the excess over $1.5 billion        0.62% of the next $1.5 billion
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

AIM V.I. Blue Chip Fund                        0.75% of the first $350 million      0.695% of the first $250 million   12/31/2009
                                              0.625% of the next $4.65 billion        0.67% of the next $250 million
                                                  0.60% of the next $5 billion       0.645% of the next $500 million
                                      0.575% of the excess over $10 billion(1)        0.62% of the next $1.5 billion
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

AIM V.I. Capital Appreciation Fund             0.65% of the first $250 million      0.695% of the first $250 million   06/30/2006
                                               0.60% of the next $4.75 billion        0.67% of the next $250 million
                                                 0.575% of the next $5 billion       0.645% of the next $500 million
                                       0.55% of the excess over $10 billion(1)        0.62% of the next $1.5 billion
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

                                                                                                                        MAXIMUM
                                                                                                                     ADVISORY FEE
                                                                                                                         RATES
    FUND NAME                                ANNUAL RATE/NET ASSETS PER              MAXIMUM ADVISORY FEE RATE         COMMITTED
                                                 ADVISORY AGREEMENT                    AFTER JANUARY 1, 2005          UNTIL DATE
------------------------------------- ---------------------------------------- ------------------------------------- -------------
AIM V.I. Capital Development Fund              0.75% of the first $350 million      0.745% of the first $250 million   06/30/2006
                                              0.625% of the next $4.65 billion        0.73% of the next $250 million
                                                  0.60% of the next $5 billion       0.715% of the next $500 million
                                      0.575% of the excess over $10 billion(1)        0.70% of the next $1.5 billion
                                                                                     0.685% of the next $2.5 billion
                                                                                      0.67% of the next $2.5 billion
                                                                                     0.655% of the next $2.5 billion
                                                                                0.64% of the excess over $10 billion

AIM V.I. Core Equity Fund                      0.65% of the first $250 million      0.695% of the first $250 million   06/30/2006
                                               0.60% of the next $4.75 billion        0.67% of the next $250 million
                                                 0.575% of the next $5 billion       0.645% of the next $500 million
                                       0.55% of the excess over $10 billion(1)        0.62% of the next $1.5 billion
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

AIM V.I. Dent Demographic Trends Fund            0.77% of the first $2 billion      0.695% of the first $250 million   12/31/2009
                                                  0.72% of the next $3 billion        0.67% of the next $250 million
                                                 0.695% of the next $5 billion       0.645% of the next $500 million
                                       0.67% of the excess over $10 billion(1)        0.62% of the next $1.5 billion
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

AIM V.I. Diversified Income Fund               0.60% of the first $250 million                                   N/A      N/A
                                         0.55% of the excess over $250 million

AIM V.I. Government Securities Fund            0.50% of the first $250 million                                   N/A      N/A
                                         0.45% of the excess over $250 million

AIM V.I. Growth Fund                           0.65% of the first $250 million      0.695% of the first $250 million   06/30/2006
                                               0.60% of the next $4.75 billion        0.67% of the next $250 million
                                                 0.575% of the next $5 billion       0.645% of the next $500 million
                                       0.55% of the excess over $10 billion(1)        0.62% of the next $1.5 billion
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

AIM V.I. High Yield Fund                      0.625% of the first $200 million                                   N/A      N/A
                                                0.55% of the next $300 million
                                                0.50% of the next $500 million
                                           0.45% of the excess over $1 billion

AIM V.I. International Growth Fund             0.75% of the first $250 million     The current advisory fee schedule   06/30/2006
                                               0.70% of the next $4.75 billion         is lower than the uniform fee
                                                 0.675% of the next $5 billion         schedule at all asset levels.
                                       0.65% of the excess over $10 billion(1)

AIM V.I. Large Cap Growth Fund                   0.75% of the first $1 billion      0.695% of the first $250 million   06/30/2006
                                                  0.70% of the next $1 billion        0.67% of the next $250 million
                                          0.625% of the excess over $2 billion       0.645% of the next $500 million
                                                                                      0.62% of the next $1.5 billion

                                                                                                                        MAXIMUM
                                                                                                                     ADVISORY FEE
                                                                                                                         RATES
    FUND NAME                                ANNUAL RATE/NET ASSETS PER              MAXIMUM ADVISORY FEE RATE         COMMITTED
                                                 ADVISORY AGREEMENT                    AFTER JANUARY 1, 2005          UNTIL DATE
------------------------------------- ---------------------------------------- ------------------------------------- -------------
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

AIM V.I. Mid Cap Core Equity Fund             0.725% of the first $500 million     The current advisory fee schedule   06/30/2006
                                                0.70% of the next $500 million         is lower than the uniform fee
                                               0.675% of the next $500 million         schedule at all asset levels.
                                         0.65% of the excess over $1.5 billion

AIM V.I. Money Market Fund                     0.40% of the first $250 million                                   N/A      N/A
                                         0.35% of the excess over $250 million

AIM V.I. Premier Equity Fund                   0.65% of the first $250 million      0.695% of the first $250 million   06/30/2006
                                               0.60% of the next $4.75 billion        0.67% of the next $250 million
                                                 0.575% of the next $5 billion       0.645% of the next $500 million
                                       0.55% of the excess over $10 billion(1)        0.62% of the next $1.5 billion
                                                                                     0.595% of the next $2.5 billion
                                                                                      0.57% of the next $2.5 billion
                                                                                     0.545% of the next $2.5 billion
                                                                                0.52% of the excess over $10 billion

AIM V.I. Real Estate Fund                    0.90% of average daily net assets       0.75% of the first $250 million   06/30/2006
                                                                                      0.74% of the next $250 million
                                                                                      0.73% of the next $500 million
                                                                                      0.72% of the next $1.5 billion
                                                                                      0.71% of the next $2.5 billion
                                                                                      0.70% of the next $2.5 billion
                                                                                      0.69% of the next $2.5 billion
                                                                                0.68% of the excess over $10 billion

AIM V.I. Small Cap Equity Fund               0.85% of average daily net assets      0.745% of the first $250 million   06/30/2006
                                                                                      0.73% of the next $250 million
                                                                                     0.715% of the next $500 million
                                                                                      0.70% of the next $1.5 billion
                                                                                     0.685% of the next $2.5 billion
                                                                                      0.67% of the next $2.5 billion
                                                                                     0.655% of the next $2.5 billion
                                                                                0.64% of the excess over $10 billion



----------
(1) AIM has voluntarily agreed to waive advisory fees payable by the Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.





      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed to waive a portion of advisory fees payable to each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

      AIM has contractually agreed through April 30, 2006, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board, and increases in expenses due to expense offset arrangements, if any) for Series I shares of each Fund (except AIM V.I. High Yield Fund) to the extent necessary to limit Series I shares total annual fund operating expenses to 1.30%. Such contractual fee waivers or reductions may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.



      AIM has contractually agreed through April 30, 2006, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund mergers and reorganization expenses, extraordinary items, including other items designated as such by the Board, and increases in expenses due to expense offset arrangements, if any) for Series I shares of AIM V.I. High Yield Fund to the extent necessary to limit Series I shares total annual fund operating expenses to 1.05%.


INVESTMENT SUB-ADVISORS

      AIM has entered into a Sub-Advisory contract with H.S. Dent Advisors, Inc. ("Dent") (a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Dent Demographic Trends Fund, and has entered into a Sub-Advisory contract with INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") (a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Real Estate Fund.

      Both Dent and INVESCO Institutional are registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Dent's responsibilities include providing AIM V.I. Dent Demographic Trends Fund with macroeconomic and sector research, along with investment and market capitalization recommendations analyzing global economic trends. INVESCO Institutional is responsible for AIM V.I. Real Estate Fund's day to day management, including the Fund's investment decisions and the execution of securities transactions, with respect to the Fund. INVESCO Institutional is an affiliate of AIM.


      For the services to be rendered by Dent under its Sub-Advisory Contract, the Advisor will pay to Dent, a fee which will be computed daily and paid as of the last day of each month. On an annual basis, the subadvisory fee is 6.49% of the net management fee for AIM V.I. Dent Demographic Trends Fund; however, no sub-advisory fee shall be due with respect to AIM V.I. Dent Demographic Trends Fund if the net assets of AIM V.I. Dent Demographic Trends Fund fall below $50 million.


      For the services to be rendered by INVESCO Institutional under its Sub-Advisory Contract with respect to AIM V.I. Real Estate Fund, AIM will pay a sub-advisory fee computed daily and paid monthly, at the rate of 40% of AIM's compensation on the sub-advised assets per year, on or before the last day of the next succeeding calendar month.

      Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor to the AIM V.I. Real Estate Fund.




      The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix F.

      Prior to April 30, 2004, INVESCO served as investment advisor to the predecessor to the AIM V.I. Real Estate Fund. During periods outlined in Appendix F, AIM V.I. Real Estate Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown in Appendix F, so that the AIM V.I. Real Estate Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO. Prior to April 30, 2004, INVESCO Institutional served as sub-advisor to the predecessor to the AIM V.I. Real Estate Fund under a prior agreement.

PORTFOLIO MANAGERS.



      Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:



            -     The dollar range of the manager's investments in each Fund.



            -     A description of the manager's compensation structure.



            - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.



SECURITIES LENDING ARRANGEMENTS.



      If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


      AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


      ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Trust's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds agreed to reimburse AIM for its costs in reimbursing the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.25% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by AIM to a Participating

Insurance Company in excess of 0.25% of the average net assets invested in each Fund are paid by AIM out of its own financial resources.


      Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix H.


OTHER SERVICE PROVIDERS


      TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



      The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The TA Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.



      CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except AIM V.I. Money Market Fund). The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of AIM V.I. Money Market Fund.


      The Custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

      Under their contract with the Trust, the Custodians maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


      AUDITORS. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, the Funds' (except AIM V.I. Real Estate Fund) independent public accountants, and PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, AIM V.I. Real Estate Fund's independent public accountants, are responsible for auditing the financial statements of the Funds. The Board has selected PricewaterhouseCoopers as the independent public accountants of all the Funds for the fiscal year ending December 31, 2005.



      COUNSEL TO THE TRUST. Foley & Lardner, LLP, Washington, D.C., has advised the Trust on certain federal securities law matters.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

      The Sub-advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

      Since purchases and sales of portfolio securities by the AIM V.I. Money Market Fund are usually principal transactions, the Fund incurs little or no brokerage commissions.

BROKERAGE TRANSACTIONS


      AIM or the Sub-advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


      Purchases and sales of portfolio securities for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund are generally transacted with the issuer or a primary market maker. In addition, some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


      Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31, are found in Appendix I.


COMMISSIONS

      During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." In addition, the services provided by a broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities.

Accordingly, in any transaction, the Fund may pay a higher price than that available from another broker provided that the difference is justified by other aspects of the portfolio execution services provided.

      The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM. Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by subadvisers to accounts managed or advised by AIM. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

      AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Fund transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

      Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

DIRECTED BROKERAGE (RESEARCH SERVICES)


      Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2004 are found in Appendix J.


REGULAR BROKERS OR DEALERS


      Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2004 is found in Appendix J.


ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS


      Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPO's by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, and to allocate such transactions in accordance with the following procedures:



      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity, suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts on a pro rata basis based on order size.


      When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                        PURCHASE AND REDEMPTION OF SHARES

      The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

      The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

      The Board monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

Calculation of Net Asset Value


      For AIM V.I. Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.


      The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

      The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Trustees has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

      The Board is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board determines that such a deviation exists for the Fund, it will take such corrective action as the Board deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

      The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.


      For All Other Funds: Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.



      Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readilyavailable, or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



      Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the independent pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.



      Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


Payments to Participating Insurance Companies


      AIM or AIM Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies as an incentive to promote the Funds and/or to retain Participating Insurance Companies' assets in the Funds. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM or AIM Distributors may also make other cash payments to Participating Insurance Companies in addition to or in lieu of Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in

AIM's or AIM Distributors' discretion. In certain cases these other payments could be significant to the Participating Insurance Companies. Any payments described above will not change the price paid by Participating Insurance Companies for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. AIM or AIM Distributors determines the cash payments described above in its discretion in response to requests from Participating Insurance Companies, based on factors it deems relevant. Participating Insurance Companies may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      It is the present policy of the Funds to declare and distribute dividends representing substantially all net investment income as follows:

                                                                           DIVIDENDS                 DIVIDENDS
                                                                           DECLARED                     PAID
                                                                           --------                  ---------
AIM V.I. Aggressive Growth Fund ........................................   annually                  annually
AIM V.I. Balanced Fund .................................................   annually                  annually
AIM V.I. Basic Value Fund...............................................   annually                  annually
AIM V.I. Blue Chip Fund ................................................   annually                  annually
AIM V.I. Capital Appreciation Fund .....................................   annually                  annually
AIM V.I. Capital Development Fund ......................................   annually                  annually
AIM V.I. Core Equity Fund ..............................................   annually                  annually
AIM V.I. Dent Demographic Trends Fund...................................   annually                  annually
AIM V.I. Diversified Income Fund .......................................   annually                  annually
AIM V.I. Government Securities Fund ....................................   annually                  annually
AIM V.I. Growth Fund ...................................................   annually                  annually
AIM V.I. High Yield Fund ...............................................   annually                  annually
AIM V.I. International Growth Fund .....................................   annually                  annually
AIM V.I. Large Cap Growth Fund..........................................   annually                  annually
AIM V.I. Mid Cap Core Equity Fund.......................................   annually                  annually
AIM V.I. Money Market Fund .............................................      daily                   monthly
AIM V.I. Premier Equity Fund ...........................................   annually                  annually
AIM V.I. Real Estate Fund...............................................   annually                  annually
AIM V.I. Small Cap Equity Fund..........................................   annually                  annually

      All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

      It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.


      It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM V.I. Money Market Fund. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gain to separate accounts of participating life insurance companies. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any carried forward from previous fiscal periods. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.


      AIM V.I. Money Market Fund declares net investment income dividends daily and pays net investment income dividends monthly and declares and pays annually any capital gain distributions. The

Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute net realized short-term gain, if any, more frequently.


      Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of AIM V.I. Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of AIM V.I. Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      Each series of shares of each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its investment company taxable income and net capital gains.

      In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

      The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

      Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

      Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

      Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

      The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

      As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.

      Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

      The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.


      The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Series II shares of the Funds. Distribution activities appropriate for financing under the Plan include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to the Fund; expenses of training sales personnel regarding the Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of AIM Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and the costs of administering the Plan.



      Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


      AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.


      AIM Distributors has contractually agreed through April 30, 2006, to reimburse Rule 12b-1 distribution plan fees for Series II shares of the Funds (except AIM V.I. High Yield Fund) to the extent necessary to limit Series II shares total annual fund operating expenses to 1.45%.



      AIM Distributors has contractually agreed through April 30, 2006, to reimburse Rule 12b-1 distribution plan fees for Series II shares of AIM V.I. High Yield Fund to the extent necessary to limit Series II shares total annual fund operating expenses to 1.20%.



      AIM Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, AIM Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. AIM Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of AIM Distributors.



      See Appendix I for a list of the amounts paid by Series II shares to AIM Distributors pursuant to the Plan for the year, or period, ended December 31, 2004 and Appendix J for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2004.



      As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class of the Funds and its respective shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust's liquidity needs and helping to increase the Trust's investment flexibility.



      Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires AIM Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.



      Any change in the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.





DISTRIBUTOR

      The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

      The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                         CALCULATION OF PERFORMANCE DATA

      Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

      Certain Funds may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Series II shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Series I shares at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Series II shares since their inception and the restated historical performance of the Funds' Series I shares (for periods prior to inception of the Series II shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Series II shares.

      A restated or blended performance calculation may be used to derive the following for all Funds, except AIM V.I. Money Market Fund: (i) standardized average annual total returns over one, five and ten years (or since inception if less than ten years) and (ii) non-standardized cumulative total returns over a stated period.

      A restated or blended performance calculation may be used to derive the following for AIM V.I. Money Market Fund: (i) non-standardized average annual total returns over a stated period, and (ii) non-standardized cumulative total returns over a stated period.

      The standard formula for calculating average annual total return is as follows:

                                           n
                                   P(1 + T) = ERV

Where       P     =     a hypothetical initial payment of $1,000;
            T     =     average annual total return (assuming the applicable
                        maximum sales load is deducted at the beginning of the
                        1, 5, or 10 year periods);
            n     =     number of years; and
            ERV   =     ending redeemable value of a hypothetical $1,000 payment
                        at the end of the 1, 5, or 10 year periods (or fractional portion of such period).


The cumulative total returns for each Fund, with respect to its Series I and Series II shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix M.


Yield Quotation

      Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

      The standard formula for calculating yield for each Fund is as follows:
                                                        6
                         YIELD = 2[((a - b)/(c x d) + 1)  - 1]

Where       a     =     dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date);
            b     =     expenses accrued during period (net of reimbursements);
            c     =     the average daily number of shares outstanding during
                        the period that were entitled to receive dividends; and
            d     =     the maximum offering price per share on the last day of
                        the period.

      The standard formula for calculating annualized yield for AIM V.I. Money Market Fund is as follows:


                          Y = Base Period Return x 365
                              -------------------- ---
                                                    7



      Where Y = annualized yield;
            Base Period Return = (V  - V )
                                   1    0
                                 ---------
                                      V
                                       0



            V     =     the value of a hypothetical pre-existing account in the
             0          Fund having a balance of one share at the beginning of a
                        stated seven-day period; and



            V     =     the value of such an account at the end of the stated
             1          period.


      The standard formula for calculating effective annualized yield for the Fund is as follows:


                                               (365/7)
                  EY = (Base Period Return + 1)       - 1



      Where EY    =     effective annualized yield; and
            Y     =     annualized yield, as determined above.


Performance Information

      All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

      From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

      Certain Funds may participate in the initial public offering (IPO) market in some market cycles. For a fund with a small asset base, any investment such Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

      The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

      Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age    Christian Science Monitor    Financial World
Barron's           Consumer Reports             Forbes
Best's Review      Economist                    Fortune
Bloomberg          FACS of the Week             Hartford Courant
Broker World       Financial Planning           Inc.
Business Week      Financial Product News       Institutional Investor
Changing Times     Financial Services Week      Insurance Forum

Insurance Week             Mutual Fund Forecaster  The Bond Buyer
Investor's Business Daily  Nation's Business       USA Today
Journal of the American    New York Times          U.S. News & World Report
  Society of CLU & ChFC    Pension World           Wall Street Journal
Kiplinger Letter           Pensions & Investments  CNN
Washington Post            Personal Investor       CNBC
Money                      Philadelphia Inquirer   PBS

      Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


Bank Rate Monitor                             Stanger
Donoghue's                                    Weisenberger
Mutual Fund Values (Morningstar)              Lipper, Inc.


      Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

Lipper Balanced Fund Index                     Russell 3000 Registered Trademark Index
Lipper European Fund Index                     Russell 1000 Registered Trademark Growth Index
Lipper Global Fund Index                       Russell 3000 Growth Index
Lipper International Fund Index                Lehman Aggregate Bond Index
Lipper Multi Cap Core Fund Index               Dow Jones Global Utilities Index
Lipper Multi Cap Growth Fund Index             MSCI All Country World Index
Lipper Science & Technology Fund Index         MSCI EAFE Index
Lipper Small Cap Core Fund Index               MSCI Europe Index
Lipper Small Cap Growth Fund Index             PSE Tech 100 Index
Lipper Large Cap Core Fund Index               Standard & Poor's 500 Index
Russell 1000 Index                             Wilshire 5000 Index
Russell 1000 Value Index                       NASDAQ Index
Russell 2000 Registered Trademark Index        Real Estate Funds

      Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

      10 year Treasury Notes
      90 day Treasury Bills

      Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

      From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

      From time to time, AIM V.I. Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market,
(b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



      On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the SEC, the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, AIM Distributors (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that AIM Distributors violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



      Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and AIM Distributors agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and AIM Distributors will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



      Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.



      The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.



                   REGULATORY INQUIRIES AND PENDING LITIGATION



      The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.



      As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



      Ongoing Regulatory Inquiries Concerning IFG and AIM



      IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



      AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.

      Private Civil Actions Alleging Market Timing



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix N-1.



      All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix N-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix N-1.



      Private Civil Actions Alleging Improper Use of Fair Value Pricing



      Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix N-2.



      Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix N-3.

      Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



      Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2004 is set forth in Appendix N-4.



      Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix N-5.



      Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



      A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix N-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

      The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

      Moody's corporate ratings areas follows:

      Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

      A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

      Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

      Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

      Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

      Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

      Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

      Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

      S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

      S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

      These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

      An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

      Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

      Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

      The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

      Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. ' B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                             As of December 31, 2004



The addresss of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                              TRUSTEE
 NAME, YEAR OF BIRTH AND      AND/OR
POSITION(s) HELD WITH THE     OFFICER                                                       OTHER DIRECTORSHIP(s)
       TRUST                   SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         HELD BY TRUSTEE
----------------------------  -------      -------------------------------------------      ----------------------
INTERESTED PERSONS

Robert H. Graham(1) --          1993   Director and Chairman, A I M Management              None
1946                                   Group Inc. (financial services holding company);
Trustee, Vice Chair and                Director and Vice Chairman, AMVESCAP PLC;
President                              and Chairman of AMVESCAP PLC-AIM
                                       Division (parent, AIM and a global investment
                                       management firm)

                                       Formerly: President and Chief Executive Officer,
                                       A I M Management Group Inc.; Director,
                                       Chairman and President, A I M Advisors, Inc.
                                       (registered investment advisor); Director and
                                       Chairman, A I M Capital Management, Inc.
                                       (registered investment advisor), A I M
                                       Distributors, Inc. (registered broker dealer),
                                       AIM Investment Services, Inc. (registered
                                       transfer agent), and Fund Management Company
                                       (registered broker dealer); and Chief Executive
                                       Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) --        2003   Director, President and Chief Executive Officer,     None
1951 Trustee and                       A I M Management Group Inc. (financial services
Executive Vice President               holding company); Director, Chairman and
                                       President, A I M Advisors, Inc. (registered
                                       investment advisor); Director, A I M Capital
                                       Management, Inc. (registered investment
                                       advisor) and A I M Distributors, Inc.(registered
                                       broker dealer), Director and Chairman, AIM
                                       Investment Services, Inc. (registered transfer
                                       agent), Fund Management Company (registered
                                       broker dealer) and INVESCO Distributors, Inc.;
                                       and Chief Executive Officer, AMVESCAP PLC -
                                       AIM Division (parent of AIM and a global
                                       investment management firm)

                                       Formerly: Director, Chairman, President and



(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                              TRUSTEE
 NAME, YEAR OF BIRTH AND      AND/OR
POSITION(s) HELD WITH THE     OFFICER                                                       OTHER DIRECTORSHIP(s)
       TRUST                   SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
----------------------------  -------  ---------------------------------------------------  ----------------------
                                       Chief Executive Officer, INVESCO Funds Group,
                                       Inc.; President and Chief Executive Officer,
                                       INVESCO Distributors, Inc.; and Chief Executive
                                       Officer, AMVESCAP PLC - Managed Products
INDEPENDENT TRUSTEES

Bruce L. Crockett(3)--1944      1993   Chairman, Crockett Technology Associates             ACE Limited
Trustee and Chair                      (technology consulting company)                      (insurance company);
                                                                                            and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

Bob R. Baker - 1936             2004   Retired                                              None
Trustee

Frank S. Bayley -- 1939         2001   Retired                                              Badgley Funds, Inc.
Trustee                                Formerly:  Partner, law firm of Baker & McKenzie     (registered investment
                                                                                            company)

James T. Bunch - 1942           2004   Co-President and Founder, Green, Manning &           None
Trustee                                Bunch Ltd. (investment banking firm); and
                                       Director, Policy Studies, Inc. and Van Gilder
                                       Insurance Corporation

Albert R. Dowden --  1941       2000   Director of a number of public and private           Cortland Trust, Inc.
Trustee                                business corporations, including the Boss Group,     (Chairman) (registered
                                       Ltd. (private investment and management) and         investment company);
                                       Magellan Insurance Company                           and Annuity and Life
                                                                                            Re(Holdings), Ltd.
                                       Formerly: Director, President and Chief              (insurance company)
                                       Executive Officer, Volvo Group North America,
                                       Inc.; Senior Vice President, AB Volvo; and
                                       director of various affiliated Volvo companies

Edward K. Dunn, Jr. --          1998   Retired                                              None
1935                                   Formerly: Chairman, Mercantile Mortgage Corp.;
Trustee                                President and  Chief Operating Officer,
                                       Mercantile-Safe Deposit & Trust Co.; and
                                       President, Mercantile Bankshares Corp.



(3)   Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                              TRUSTEE
 NAME, YEAR OF BIRTH AND      AND/OR
POSITION(s) HELD WITH THE     OFFICER                                                       OTHER DIRECTORSHIP(s)
       TRUST                   SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
----------------------------  -------  ---------------------------------------------------  ----------------------
Jack M. Fields -- 1952          1997   Chief Executive Officer, Twenty First Century        Administaff; and
Trustee                                Group, Inc. (government affairs company) and         Discovery Global
                                       Owner, Dos Angelos Ranch, L.P.                       Education Fund (non-
                                                                                            profit)
                                       Formerly:  Texana Timber LP (sustainable
                                       forestry company)

Carl Frischling -- 1937         1993   Partner, law firm of Kramer Levin Naftalis and       Cortland Trust, Inc.
Trustee                                Frankel LLP                                          (registered investment
                                                                                            company)

Gerald J. Lewis - 1933          2004   Chairman, Lawsuit Resolution Services (San           General Chemical
Trustee                                Diego, California)                                   Group, Inc.

Prema Mathai-Davis --           1998   Formerly:  Chief Executive Officer, YWCA of the      None
1950                                   USA
Trustee

Lewis F. Pennock -- 1942        1993   Partner, law firm of Pennock & Cooper                None
Trustee

Ruth H. Quigley -- 1935         2001   Retired                                              None
Trustee

Louis S. Sklar(4) -- 1939       1993   Executive Vice President, Development and
Trustee                                Operations, Hines Interests Limited Partnership      None
                                       (real estate development company)

Larry Soll - 1942               2004   Retired                                              None
Trustee



(4)   Mr. Sklar retired effective December 31, 2004.

                              TRUSTEE
 NAME, YEAR OF BIRTH AND      AND/OR
POSITION(s) HELD WITH THE     OFFICER                                                       OTHER DIRECTORSHIP(s)
       TRUST                   SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
----------------------------  -------  ---------------------------------------------------  ----------------------
OTHER OFFICERS

Lisa O. Brinkley(5) - 1959      2004   Senior Vice President, A I M Management Group        N/A
                                       Inc. (financial services holding company); Senior
Senior Vice President and              Vice President and Chief Compliance Officer,
Chief Compliance Officer               A I M Advisors, Inc.; Vice President and Chief
                                       Compliance Officer, A I M Capital Management,
                                       Inc.; and Vice President, A I M Distributors, Inc.,
                                       AIM Investment Services, Inc. and Fund Management
                                       Company

                                       Formerly:  Senior Vice President and
                                       Compliance Director, Delaware Investments
                                       Family of Funds; and Chief Compliance Officer,
                                       A I M Distributors, Inc.

Kevin M. Carome - 1956          2003   Director, Senior Vice President, Secretary and       N/A
Senior Vice President,                 General Counsel, A I M Management Group Inc.
Chief Legal Officer and                (financial services holding company) and A I M
Secretary                              Advisors, Inc.; Director and Vice President,
                                       INVESCO Distributors, Inc.; Vice President, A I
                                       M Capital Management, Inc. and AIM Investment
                                       Services, Inc.; Director, Vice President and
                                       General Counsel, Fund Management Company;
                                       and Senior Vice President, A I M Distributors, Inc.

                                       Formerly:  Vice President, A I M Distributors,
                                       Inc.; Senior Vice President and General Counsel,
                                       Liberty Financial Companies, Inc.; and Senior
                                       Vice President and General Counsel, Liberty
                                       Funds Group, LLC

Robert G. Alley - 1948          1993   Managing Director, Chief Fixed Income Officer        N/A
Vice President                         and Senior Investment Officer, A I M Capital
                                       Management, Inc.; and Vice President, A I M
                                       Advisors, Inc.

Stuart W. Coco - 1955           1993   Managing Director and Director of Money Market       N/A
Vice President                         Research and Special Projects, A I M Capital
                                       Management, Inc.; and Vice President, A I M
                                       Advisors, Inc.



(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

                              TRUSTEE
 NAME, YEAR OF BIRTH AND      AND/OR
POSITION(s) HELD WITH THE     OFFICER                                                       OTHER DIRECTORSHIP(s)
       TRUST                   SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           HELD BY TRUSTEE
----------------------------  -------  ---------------------------------------------------  ----------------------
Sidney M. Dilgren - 1961        2004   Vice President and Fund Treasurer, A I M             N/A
Vice President and                     Advisors, Inc.
Treasurer
                                       Formerly:  Senior Vice President, AIM
                                       Investment Services, Inc.; and Vice President,
                                       A I M Distributors, Inc.

J. Philip Ferguson(6) - 1945    2005   Senior Vice President and Chief Investment           N/A
Vice President                         Officer, A I M Advisors Inc.; Director, Chairman,
                                       Chief Executive Officer, President and Chief
                                       Investment Officer, A I M Capital Management,
                                       Inc; Executive Vice President, A I M
                                       Management Group Inc.; Director, Chairman and
                                       President, AIM Alternative Asset Advisors, Inc.;
                                       Director and President, AIM Alternative Asset
                                       Management Company, Inc.; and Chairman and
                                       Chief Executive Officer, AIM Private Asset
                                       Management, Inc.

                                       Formerly:  Senior Vice President, AIM Private
                                       Asset Management, Inc.; Chief Equity Officer,
                                       and Senior Investment Officer, A I M Capital
                                       Management, Inc.; and Managing Partner,
                                       Beutel, Goodman Capital Management

Mark D. Greenberg - 1957        2004   Senior Portfolio Manager, A I M Advisors, Inc.       N/A
Vice President
                                       Formerly:  Senior Vice President and Senior
                                       Portfolio Manager, INVESCO Institutional (N.A.),
                                       Inc.

William R. Keithler - 1952       2004  Senior Portfolio Manager, A I M Advisors, Inc.       N/A
Vice President
                                       Formerly:  Senior Vice President, Director of
                                       Sector Management and Senior Portfolio
                                       Manager, INVESCO Institutional (N.A.), Inc.

Karen Dunn Kelley - 1960        1993   Director of Cash Management, Managing                N/A
Vice President                         Director and Chief Cash Management Officer,
                                       A I M Capital Management, Inc.; Director and
                                       President, Fund Management Company; and
                                       Vice President, A I M Advisors, Inc.

Edgar M. Larsen(7) - 1940       1999   Executive Vice President, A I M Management           N/A
Vice President                         Group Inc.; Senior Vice President, A I M
                                       Advisors, Inc.; and President, Director of
                                       Investments, Chief Executive Officer and Chief
                                       Investment Officer, A I M Capital Management, Inc.

                                       Formerly:  Director, A I M Advisors, Inc., A I M
                                       Management Group Inc. and A I M Capital
                                       Management, Inc.




(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.



(7)   Mr. Larsen retired effective December 31, 2004.

                        TRUSTEE OWNERSHIP OF FUND SHARES
                             AS OF DECEMBER 31, 2004



                                                AGGREGATE DOLLAR RANGE OF
                                                 EQUITY SECURITIES IN ALL
                                                  REGISTERED INVESTMENT
                                                  COMPANIES OVERSEEN BY
                     DOLLAR RANGE OF EQUITY    TRUSTEE IN THE AIM FAMILY OF
 NAME OF TRUSTEE     SECURITIES PER FUND(8)  FUNDS --(Registered Trademark)--
-------------------  ----------------------  --------------------------------
Robert H. Graham              -0-                     Over $100,000
Mark H. Williamson            -0-                     Over $100,000
Bob R. Baker                  -0-                     Over $100,000
Frank S. Bayley               -0-                  $50,001 - $100,000
James T. Bunch                -0-                     Over $100,000
Bruce L. Crockett             -0-                   $10,001 - $50,000
Albert R. Dowden              -0-                     Over $100,000
Edward K. Dunn, Jr.           -0-                    Over $100,000(9)
Jack M. Fields                -0-                    Over $100,000(9)
Carl Frischling               -0-                    Over $100,000(9)
Gerald J. Lewis               -0-                  $50,001 - $100,000
Prema Mathai-Davis            -0-                     $1 - $10,000
Lewis F. Pennock              -0-                  $50,001 - $100,000
Ruth H. Quigley               -0-                     $1 - $10,000
Louis S. Sklar                -0-                    Over $100,000(9)
Larry Soll                    -0-                     Over $100,000



(8) During the above period, no Trustee had any equity securities in the Funds.



(9) Includes the total amount of compensation deferred by the trustee at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


      Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:



                                                   ESTIMATED
                                                     ANNUAL
                                     RETIREMENT     BENEFITS
                      AGGREGATE       BENEFITS        UPON         TOTAL
                     COMPENSATION     ACCRUED      RETIREMENT   COMPENSATION
                       FROM THE        BY ALL     FROM ALL AIM  FROM ALL AIM
   TRUSTEE            TRUST(1)(2)   AIM FUNDS(3)    FUNDS(4)     FUNDS(5)(6)
-------------------  ------------   ------------  ------------  ------------
Bob R. Baker            $26,712       $198,871      $144,786      $189,750
Frank S. Bayley          29,676        175,241       112,500       193,500
James T. Bunch           26,098        143,455       112,500       186,000
Bruce L. Crockett        34,592         75,638       112,500       223,500
Albert R. Dowden         29,514         93,210       112,500       192,500
Edward K. Dunn, Jr.      29,676        133,390       112,500       193,500
Jack M. Fields           28,447         48,070       112,500       186,000
Carl Frischling(7)       28,322         62,040       112,500       185,000
Gerald J. Lewis          26,098        143,455       112,500       186,000
Prema Mathai-Davis       29,062         55,768       112,500       189,750
Lewis F. Pennock         28,447         80,777       112,500       186,000
Ruth H. Quigley          29,062        154,767       112,500       189,750
Louis S. Sklar(8)        28,447        115,160       101,250       186,000
Larry Soll               26,098        184,356       130,823       186,000



(1) Amounts shown are based on the fiscal year ended December 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2004, including earnings, was $101,508.



(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From the Trust" above does not include $5,770 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended December 31, 2004.



(3) During the fiscal year ended December 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $132,892.



(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(5) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.



(7) During the fiscal year ended December 31, 2004 the Trust paid $_______ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(8)   Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D


                          PROXY POLICIES AND PROCEDURES



THE PROXY VOTING POLICIES APPLICABLE TO EACH FUND (EXCEPT AIM V.I. REAL ESTATE
FUND) FOLLOW:



(AS AMENDED SEPTEMBER 16, 2004)



A.    Proxy Policies



      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



      I.    Boards Of Directors



            A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



            There are some actions by directors that should result in votes being withheld. These instances include directors who:



            - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



            - Attend less than 75 percent of the board and committee meetings without a valid excuse;



            - Implement or renew a dead-hand or modified dead-hand poison pill;



            -     Sit on the boards of an excessive number of companies;



            - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



            - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or


            - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.


            Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



            - Long-term financial performance of the target company relative to its industry;



            -     Management's track record;



            -     Portfolio manager's assessment;



            -     Qualifications of director nominees (both slates);

            - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



            -     Background to the proxy contest.



      II.   Independent Auditors



            A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



            - It is not clear that the auditors will be able to fulfill their function;



            - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



            - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



      III.  Compensation Programs



            Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



            - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



            - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



            - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



            - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



            - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



      IV.   Corporate Matters



            We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



            - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

            - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



            - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



            - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



      V.    Shareholder Proposals



            Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



            - We will generally abstain from shareholder social and environmental proposals.



            - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



            - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



            - We will generally vote for proposals to lower barriers to shareholder action.



            - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



      VI.   Other



            - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



            - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



            - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients. AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.    Proxy Committee Procedures



      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department. The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



            In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Trustees:



      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



      2. AIM will not publicly announce its voting intentions and the reasons therefore.



      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.    Business/Disaster Recovery



      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.    Restrictions Affecting Voting



      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    Conflicts of Interest



      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures. In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report. To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.    Fund of Funds



      When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.


    THE PROXY VOTING POLICIES APPLICABLE TO AIM V.I. REAL ESTATE FUND FOLLOW:

                                 GENERAL POLICY

      INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

      As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.

      INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.

      INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.

BACKGROUND

      ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.

      Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.

      In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.

      In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.

      In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

      In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.

PROXY VOTING POLICY

      Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.

PROXY COMMITTEE

      The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.

      The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.

PROXY MANAGER

      The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.

      The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

CONFLICTS OF INTEREST

      In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.

      Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.

      In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

      In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.

      Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

PROXY VOTING PROCEDURES

The Proxy Manager will:

      -     Vote proxies;

      - Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

      - Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);

      - If requested, provide to clients a report of the proxies voted on their behalf.

PROXY VOTING GUIDELINES

The Proxy Committee has adopted the following guidelines in voting proxies:

      I.    CORPORATE GOVERNANCE

            INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.

            INVESCO will generally vote FOR

            -     Annual election of directors

            -     Appointment of auditors

            - Indemnification of management or directors or both against negligent or unreasonable action

            -     Confidentiality of voting

            -     Equal access to proxy statements

            -     Cumulative voting

            -     Declassification of Boards

            -     Majority of Independent Directors

            INVESCO will generally vote AGAINST

            - Removal of directors from office only for cause or by a supermajority vote

            -     "Sweeteners" to attract support for proposals

            -     Unequal voting rights proposals ("superstock")

            -     Staggered or classified election of directors

            - Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent

            -     Proposals to vote unmarked proxies in favor of management

            -     Proposals to eliminate existing pre-emptive rights

      II.   TAKEOVER DEFENSE AND RELATED ACTIONS

            INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.

            INVESCO will generally vote FOR

            -     Fair price provisions

            - Certain increases in authorized shares and/or creation of new classes of common or preferred stock

            -     Proposals to eliminate greenmail provisions

            -     Proposals to eliminate poison pill provisions

            - Proposals to re-evaluate or eliminate in-place "shark repellents"

            INVESCO will generally vote AGAINST

            - Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval

            - Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval

      III.  COMPENSATION PLANS

            INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.

            INVESCO will generally vote FOR

            -     Stock option plans and/or stock appreciation right plans

            - Profit incentive plans provided the option is priced at 100% fair market value

            - Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value

            -     Profit sharing, thrift or similar savings plans

            INVESCO will generally vote AGAINST

            - Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)

            - Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)

            - Proposals creating an unusually favorable compensation structure in advance of a sale of the company

            - Proposals that fail to link executive compensation to management performance

            - Acceleration of stock options/awards if the majority of the board of directors changes within a two year period

            - Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value

            - Adoption of a stock purchase plan at less than 85% of fair market value

      IV.   CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

            INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.

            INVESCO will generally vote FOR

            - Proposals to reincorporate or reorganize into a holding company

            - Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven

            INVESCO will generally vote AGAINST

            - Proposals designed to discourage mergers and acquisitions in advance

            - Proposals to change state of incorporation to a state less favorable to shareholders' interests

            - Reincorporating in another state to implement anti-takeover measures

      V.    SOCIAL RESPONSIBILITY

            INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.

            INVESCO will generally vote FOR

            -     International Labor Organization Principles

            - Resolutions seeking Basic Labor Protections and Equal Employment Opportunity

            -     Expanding EEO/Social Responsibility Reporting

RECORD KEEPING

      The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of _______________, 2005.


AIM V.I. AGGRESSIVE GROWTH FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN: LYNNE MCENTEGART SEP ACCT
440 LINCOLN STREET
MAILSTOP S-310                                               %                N/A
WORCESTER MA 01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                            N/A                %
VERNON HILLS IL 60061-1553

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
P.O. BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE AND ANNUITY
ATTN: DAVE TEN BROECK                                        %                N/A
P.O. BOX 2999
HARTFORD CT 06104-2999

MINNESOTA LIFE INSURANCE CO.
ATTN A6-5216                                                N/A                %
400 ROBERT ST N
ST PAUL MN 55101-2015

AIM V.I. AGGRESSIVE GROWTH FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
PAUL IANNELLI
3900 BURGESS PLACE                                          N/A                %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA 18017-9097

SAFECO LIFE INSURANCE COMPANY
ATTN MICHAEL ZHANG
4854 154TH PLACE NE                                          %                N/A
REDMOND WA 98052-9664


AIM V.I. BALANCED FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE INS CO OF NEW YORK
NY PROPRIETARY
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERAS ROAD                                          N/A                %
NORTHBROOK IL 60062-7155

ALLSTATE LIFE INSURANCE CO.
ATTN:  FINANCIAL CONTROL - CIGNA                             %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
VA1 AND SPVL ACCOUNT                                         %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO.
GLAC MULTI-MANAGER ACCOUNT                                   %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                            N/A                %
VERNON HILLS IL 60061-1533

AIM V.I. BALANCED FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
MINNESOTA LIFE INSURANCE CO
ATTN A6-5216                                                N/A                %
400 ROBERT ST N
ST PAUL MN 55101-2015

TRANSAMERICA LIFE INSURANCE CO
ATTN FMD ACCTG MS 4410                                      N/A                %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IOWA 52499

UNION CENTRAL LIFE INSURANCE
FBO VARIABLE UNIVERSAL LIFE
ATTN ROBERTA UJVARY
PO BOX 40888                                                 %                N/A
CINCINNATI OH 45240-0000


AIM V.I. BASIC VALUE FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN:  LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STSREET
MAILSTOP S-310                                              N/A                %
WORCESTER MA 01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
PO BOX 2999
HARTFORD CT 06104-2999

NATIONWIDE INSURANCE COMPANY NWVAII
C/O IPO PORTFOLIO ACCOUNTING                                N/A                %
P.O. BOX 182029
COLUMBUS OH 43218-2029

AIM V.I. BASIC VALUE FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
NATIONWIDE INSURANCE COMPANY NWVA7
C/O IPO PORTFOLIO ACCOUNTING                                N/A                %
PO BOX 182029
COLUMBUS OH 43218-2029

TRANSAMERICA LIFE INSURANCE CO
LANDMARK
ATTN FMD OPERATIONAL ACCOUNTING                             N/A                %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

TRANSAMERICA LIFE INSURANCE CO
EXTRA
ATTN  FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD DR NE                                         N/A                %
CEDAR RAPIDS IA 52499-0001


AIM V.I. BLUE CHIP FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN: LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310                                               %                N/A
WORCESTER MA 01653-0000

ALLSTATE LIFE OF NEW YORK
3100 SANDERAS  ROAD                                         N/A                %
NORTHBROOK IL 60061-7155

ALLSTATE LIFE INS CO OF NEW YORK
NY PROPRIETARY                                               %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                            N/A                %
VERNON HILLS IL 60061-1533

AIM V.I. BLUE CHIP FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
HARTFORD LIFE
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                        %                N/A
P.O. BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN: DAVE TEN BROECK
PO BOX 2999                                                  %                N/A
HARTFORD CT 06104-2999


AIM V.I. CAPITAL APPRECIATION FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO.
AIM VI - AIM VA3                                            N/A                %
3100 SANDERS ROAD STE K4A
NORTHBROOK IL 60062-7154

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340
MINNEAPOLIS MN 55440                                        %                N/A

IDS LIFE INSURANCE CO
222 AXP FINANCIAL CENTER                                    N/A                %
MINNEAPOLIS MN 55474-0002

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                %                N/A
151 FARMINGTON AVE
HARTFORD CT 06156-0001

MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS                            %                N/A
4800 DEER LAKE DR E
JACKSONVILLE FL 32246-6484

AIM V.I. CAPITAL APPRECIATION FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
TRANSAMERICA LIFE INSURANCE CO.
LANDMARK
ATTN MFD OPERATIONAL ACCOUNTING                             N/A                %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

TRAVELERS INSURANCE COMPANY
ATTN SHAREHOLDER ACCOUNTING
ONE TOWER SQUARE 6MS                                        N/A                %
HARTFORD CT 06183-0002


AIM V.I. CAPITAL DEVELOPMENT FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN: LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310                                              N/A                %
WORCESTER MA 01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                          %                N/A
MINNEAPOLIS MN 55440

IDS LIFE INSURANCE CO RAVA
222 AXP FINANCIAL CENTER                                    N/A                %
MINNEAPOLIS MN 55474-0002

JOHN HANCOCK
FUND OPERATIONS                                             N/A                %
529 MAIN STREET
CHARLES, MA 02129

NATIONWIDE INSURANCE CO NWVAII
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029                                             N/A                %
COLUMBUS OH 43218-2029

AIM V.I. CORE EQUITY FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE STE AN2N
VERNON HILLS IL 60061-1533                                  N/A                %

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                          %                N/A
MINNEAPOLIS MN 55410

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                %                N/A
151 FARMINGTON AVE
HARTFORD CT 06156-0001

PRUDENTIAL INSURANCE CO OF AMERICA
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                                                  %                N/A
213 WASHINGTON ST 7TH FL
NEWARK NJ 07102-2992

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST STE 302                                     N/A                %
STAMFORD CT 06901-0000

SUN LIFE FINANCIAL
P.O. BOX 9137                                               N/A                %
WELLESLEY HILLS MA 02481-9137

TRANSAMERICA LIFE INSURANCE CO
RIB III
ATTN  FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD DR NE                                         N/A                %
CEDAR RAPIDS IA 52499-0001



AIM V.I. CORE STOCK FUND



                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ANNUITY INVESTORS LIFE INS CO
250 EAST FIFTH ST
CINCINNATI OH 45202-4119                                     %                N/A

CONNECTICUT GENERAL LIFE INS
PRODUCT LOB #1501
ATTN BRENDA CHRISTIAN H18D                                   %                N/A
280 TRUMBULL ST
P.O. BOX 2975
HARTFORD CT 06104-2975

GREAT-WEST LIFE & ANNUITY
UNIT VALUATIONS 2T2
ATTN MUTUAL FUND TRADING 2T2                                %                N/A
8515 E ORCHARD RD
ENGLEWOOD CO 80111-5002

SECURITY LIFE SEPARATE ACCOUNT L1
UNIT VALUATIONS 2T2
1475 DUNWOODY DR                                             %                N/A
WEST CHESTER PA 19380-1478


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
P.O. BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
P.O. BOX 2999
HARTFORD CT 06104-2999

ING USA ANNUITY AND LIFE INSURANCE CO
1475 DUNWOODY DRIVE                                         N/A                %
WEST CHESTER, PA 19380-1478

RELIASTAR LIFE INSURANCE CO
FBO SELECT LIFE 2/3
RTE 5106 PO BOX 20                                           %                N/A
MINNEAPOLIS MN 55440-0020


AIM V.I. DIVERSIFIED INCOME FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

AIM V.I. DIVERSIFIED INCOME FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                           N/A                %
NORTHBROOK IL 60062-7155

AMERICAN GENERAL ANNUITY
ATTN CHRIS BOUMAN                                            %                N/A
205 E 10TH ST
AMARILLO TX 79101-3507

GENERAL AMERICAN LIFE INSURANCE
SEPARATE ACCOUNTS B1-08                                      %                N/A
13045 TESSON FERRY RD
ST LOUIS MO 63128-3499

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
VA1 AND SPV L ACCOUNT                                        %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553                                  N/A                %


AIM V.I. DYNAMICS FUND

                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
AMERICAN SKANDIA LIFE ASSURANCE CO
VARIABLE ACCOUNT / SAB
ATTN  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR                                               %                N/A
SHELTON CT 06484-6208

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
4700 WESTOWN PKWY STE 200                                    %                N/A
W DES MOINES IA 50266-6718

IDS LIFE INSURANCE COMPANY
1497 AXP FINANCIAL CTR
MINNEAPOLIS MN 55474-0014                                    %                N/A

AIM V.I. FINANCIAL SERVICES FUND

                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
AMERICAN SKANDIA LIFE ASSURANCE CO
VARIABLE ACCOUNT / SAB
ATTN INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR                                               %                N/A
SHELTON CT 06484-6208

CM LIFE INSURANCE CO
FUND OPERATIONS / N255                                       %                N/A
1295 STATE ST
SPRINGFIELD MA 01111-0001

IDS LIFE INSURANCE COMPANY
1497 AXP FINANCIAL CTR                                       %                N/A
MINNEAPOLIS MN 55474-0014

ING USA ANNUITY AND LIFE INSURANCE CO
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478                                   %                N/A

AIM V.I. GOVERNMENT SECURITIES FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE IN OF NEW YORK
3100 SANDERAS ROAD
NORTHBROOK IL 60062-7155                                    N/A                %

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE STE AN2N                               N/A                %
VERNON HILLS IL 60061-1533

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
PO BOX 2999
HARTFORD CT 06104-2999

AIM V.I. GOVERNMENT SECURITIES FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
HARTFORD LIFE
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
P.O. BOX 2999
HARTFORD CT 06104-2999

PAUL IANNELLI
3900 BURGESS PLACE                                          N/A                %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA 18017-9097

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST  STE 302                                    N/A                %
STAMFORD CT 06901-3539

SECURITY LIFE OF DENVER
VARIABLE OPERATIONS                                          %                N/A
1290 BROADWAY
DENVER CO 80203-2122

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                                          N/A                %
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-3506

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD RD NE                                         N/A                %
CEDAR RAPIDS IA 52499


AIM V.I. GROWTH FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

AIM V.I. GROWTH FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                        %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

ING USA ANNUITY AND LIFE INSURANCE CO
1475 DUNWOODY DRIVE                                         N/A                %
WEST CHESTER PA 19380

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                %                N/A
151 FARMINGTON AVE
HARTFORD CT 06156-0001

LINCOLN LIFE FLEXIBLE PREMIUM
VARIABLE LIFE ACCT M/VUL-1 SA-M
ATTN KAREN GERKA                                             %                N/A
1300 CLINTON ST
MAIL STOP 4CO1
FORT WAYNE IL 46802-3518

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES                               %                N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481-9134

SUN LIFE FINANCIAL
P.O. BOX 9137                                               N/A                %
WELLESLEY HILLS MA 02481-9137

THE LINCOLN NATIONAL LIFE INS CO.
ATTN SHIRLEY SMITH                                          N/A                %
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-0000

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN FMD OPERATIONAL ACCOUNTING                             N/A                %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499

PRINCIPAL LIFE INSURANCE
ATTN: CHAD NICHOLS
711 HIGH STREET                                              %                N/A
DES MOINES, IA 50392



AIM V.I. HEALTH SCIENCES FUND

                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLMERICA FIN LIFE INS & ANNU
GROUP VEL ACCOUNT
440 LINCOLN ST
SEPERATE ACCOUNTING
MAIL STATION S310                                            %                N/A
WORCESTER MA 01653-0002

AMERICAN SKANDIA LIFE ASSURANCE CO
VARIABLE ACCOUNT / SAB
ATTN INVESTMENT ACCOUNTING                                   %                N/A
P.O. BOX 883
1 CORPORATE DR
SHELTON CT 06484-6208

CM LIFE INSURANCE CO
FUND OPERATIONS / N255                                       %                N/A
1295 STATE ST
SPRINGFIELD MA 01111-0001

ING USA ANNUITY AND LIFE INSURANCE CO
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478                                   %                N/A


AIM V.I. HIGH YIELD FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLMERICA FINANCIAL LIFE INS
ATTN: LYNNE MCENTEGART
440 LINCOLN STREET
MAILSTOP S-310                                               %                N/A
WORCESTER MA 01653-0001

ALLSTATE LIFE INSURANCE CO ATTN
FINANCIAL CONTROL-CIGNA                                      %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                           N/A                %
NORTHBROOK IL 60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

AIM V.I. HIGH YIELD FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                        %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                           N/A                %
VERNON HILLS IL 60061-1533

HARTFORD LIFE INSURANCE CO
SEPARATE ACCOUNT 2
ATTN DAVID TEN BROECK
PO BOX 2999                                                  %                N/A
HARTFORD CT 06104-2999


AIM V.I. INTERNATIONAL GROWTH FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE INSURANCE CO.
ATTN: FINANCIAL CONTROL-CIGNA
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                        %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

LINCOLN NATIONAL LIFE INSURANCE COMPANY
1300 S. CLINTON STREET                                       %                N/A
FORT WAYNE IN 46802-3506

LINCOLN NATIONAL LIFE INSURANCE COMPANY
1300 S. CLINTON STREET                                      N/A                %
FORT WAYNE IN 46802-3506

AIM V.I. INTERNATIONAL GROWTH FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS                            %                N/A
4800 DEER LAKE DR E
JACKSONVILLE FL 32246-6484

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST                                             N/A                %
STE 302
STAMFORD CT 06901-3539

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES                               %                N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481

SUN LIFE ASSURANCE COMPANY OF CANADA (US)
P.O. BOX 9133                                                %                N/A
WELLESLEY HILLS MA 02481-9133

SUN LIFE FINANCIAL
P.O. BOX 9137                                               N/A                %
WELLESLEY HILLS MA 02481-9137

NATIONWIDE INS. CO.
C/O PORTFOLIO ACCT.
P.O. BOX 182029                                             N/A                %
COLUMBUS, OH 43218


AIM V.I. LARGE CAP GROWTH FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
A I M ADVISORS, INC.
ATTN: DAVID HESSEL
11 GREENWAY PLAZA SUITE 1919                                 %*                %*
HOUSTON TX 77046-1103



AIM V.I. LEISURE FUND


-------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the fund.

                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ING USA ANNUITY AND LIFE INSURANCE CO
1475 DUNWOODY DR
WEST CHESTER  PA  19380-1478                                 %                N/A


AIM V.I. MID CAP CORE EQUITY FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N
VERNON HILLS IL 60061-1533                                  N/A                %

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                         %                N/A
PO BOX 2999
HARTFORD CT 06104-2999

JEFFERSON NATIONAL INSURANCE COMPANY
9920 CORPORATE CAMPUS DR STE 1000                           N/A                %
LOUISVILLE KY 40223-4051

PAUL IANNELLI
3900 BURGESS PLACE                                          N/A                %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA 18017-9097

SECURITY BENEFIT LIFE
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPARTMENT                             N/A                %
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

TRAVELERS INSURANCE COMPANY
ATTN SHAREHOLDER ACCOUNTING                                 N/A                %
ONE TOWER SQUARE 6MS
HARTFORD CT 06183-0002

TRAVELERS LIFE & ANNUITY COMPANY
ATTN SHAREHOLDER ACCOUNTING
ONE TOWER SQUARE 6MS                                        N/A                %
HARTFORD CT 06183-0002

AIM V.I. MONEY MARKET FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                                               %                N/A
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERAS ROAD                                          N/A                %
NORTHBROOK IL 60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                        %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                           N/A                %
VERNON HILLS IL 60061-1533

SAGE LIFE ASSURANCE
969 HIGHRIDGE RD, STE 200
STAMFORD, CT 06905                                           %                N/A


AIM V.I. PREMIER EQUITY FUND


                                                         SERIES I          SERIES II
                                                          SHARES            SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
                                                            OF                OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
ALLSTATE LIFE INSURANCE CO
AIM VI - AIM VA3
3100 SANDERS RD STE K4A                                     N/A                %
NORTHBROOK IL 60062-7154

ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA                                %                N/A
P.O. BOX 94200
PALATINE IL 60094-4200

AIM V.I. PREMIER EQUITY FUND


                                                         SERIES I          SERIES II
                                                          SHARES             SHARES
                                                     ----------------  ----------------
                                                     PERCENTAGE OWNED  PERCENTAGE OWNED
NAME AND ADDRESS OF                                         OF                OF
PRINCIPAL HOLDER                                          RECORD            RECORD
---------------------------------------------------  ----------------  ----------------
HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                        %                N/A
P.O. BOX 2999
HARTFORD CT 06104-2999

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                %                N/A
151 FARMINGTON AVE
HARTFORD CT 06156-0001

MERRILL LYNCH PIERCE FENNER & SMITH
FBO THE SOLE BENEFIT OF CUSTOMERS                            %                N/A
4800 DEER LAKE DR E
JACKSONVILLE FL 32246-6484

METLIFE INVESTORS VA/VL
ACCT ONE
ATTN STACIE GANNON                                         N/A                %
P.O. BOX 295
DES MOINES IA 50301-0295

NATIONWIDE INSURANCE COMPANY
NWVA7
C/O IPO PORTFOLIO ACCOUNTING                                N/A                %
P.O. BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY
NWVA9
C/O IPO PORTFOLIO ACCOUNTING                                N/A                %
P.O. BOX 182029
COLUMBUS OH 43218-2029

PRUDENTIAL INSURANCE CO IF AMER
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                                                  %                N/A
213 WASHINGTON ST 7TH FL
NEWARK NJ 07102-2992

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH
1300 SOUTH CLINTON STREET                                   N/A                %
FORT WAYNE IN 46802-3506


AIM V.I. REAL ESTATE FUND

                                                         SERIES I           SERIES II
                                                          SHARES             SHARES
                                                     ----------------   ----------------
                                                     PERCENTAGE OWNED   PERCENTAGE OWNED
                                                            OF                 OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD             RECORD
------------------------------------                 ----------------   ----------------
           JEFFERSON NATIONAL LIFE INSURANCE
           9920 CORPORATE CAMPUS DR STE 1000
           LOUISVILLE KY 40223-4051                          %                 N/A

           KEMPER INVESTORS LIFE INSURANCE CO
           VARIABLE SEPARATE ACCOUNT                         %                 N/A
           1600 MCCONNOR PKWY
           SCHAUMBURG IL 60196-6801

           SAFECO LIFE INSURANCE
           ATTN MICHEAL ZHANG                                %                 N/A
           P.O. BOX 34890
           SEATTLE WA 98124-1890

           SECURITY BENEFIT LIFE
           FBO UNBUNDLED
           C/O VARIABLE ANNUITY DEPARTMENT
           1 SW SECURITY BENEFIT PL                          %                 N/A
           TOPEKA KS 66636-1000


AIM V.I. SMALL CAP EQUITY FUND


                                                         SERIES I           SERIES II
                                                          SHARES             SHARES
                                                     ----------------   ----------------
                                                     PERCENTAGE OWNED   PERCENTAGE OWNED
                                                            OF                 OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                      RECORD             RECORD
------------------------------------                 ----------------   ----------------
           A I M ADVISORS INC
           ATTN: DAVID HESSEL
           11 GREENWAY PLAZA SUITE 1919                      %                 %*
           HOUSTON TX 77046-1103

           HARTFORD LIFE & ANNUITY
           SEPARATE ACCOUNT
           ATTN DAVE TEN BROECK                              %                 N/A
           P.O. BOX 2999
           HARTFORD CT 06104-2999

           HARTFORD LIFE INSURANCE COMPANY
           SEPARATE ACCOUNT
           ATTN DAVE TEN BROECK
           P.O. BOX 2999                                     %                 N/A
           HARTFORD CT 06104-2999



AIM V.I.  SMALL COMPANY GROWTH FUND


-------------------
      * Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

                                                         SERIES I            SERIES II
                                                          SHARES              SHARES
                                                     ----------------   -------------------
                                                     PERCENTAGE OWNED   PERCENTAGE OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                    OF RECORD             RECORD
------------------------------------                 ----------------   -------------------
           CONNECTICUT GENERAL LIFE INS
           PRODUCT LOB  #1501
           ATTN BRENDA CHRISTIAN H18D                        %                  N/A
           280 TRUMBULL ST
           P.O. BOX 2975
           HARTFORD CT 06104-2975

           CONNECTICUT GENERAL LIFE INS CO
           SEPARATE ACCOUNT FE
           ATTN  BRENDA CHRISTIAN H18D                       %                  N/A
           280 TRUMBULL ST
           P.O. BOX 2975
           HARTFORD CT 06104-2975

           NATIONWIDE INSURANCE CO
           C/O IPO PORTFOLIO ACCOUNTING                      %                  N/A
           P.O. BOX 182029
           COLUMBUS OH 43218-2029

           PRINCIPAL LIFE INSURANCE CO
           FVA - PRINCIPAL VARIABLE ANNUITY
           ATTN LISA DAGUE - IND ACG G-008-N10               %                  N/A
           711 HIGH ST
           DES MOINES IA 50392-0001

           SECURITY LIFE SEPARATE ACCOUNT L1
           UNIT VALUATIONS 2T2                               %                  N/A
           1475 DUNWOODY DR
           WEST CHESTER PA 19380-1478

           SUN LIFE FINANCIAL FUTURITY (NY)
           P.O. BOX 9134
           WELLESLEY HLS MA 02481-9134                       %                  N/A



AIM V.I. TECHNOLOGY FUND



                                                         SERIES I            SERIES II
                                                          SHARES              SHARES
                                                     ----------------   -------------------
                                                     PERCENTAGE OWNED   PERCENTAGE OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                    OF RECORD             RECORD
------------------------------------                 ----------------   -------------------
           AMERICAN SKANDIA LIFE ASSURANCE CO
           VARIABLE ACCOUNT / SAB
           ATTN INVESTMENT ACCOUNTING
           P.O. BOX 883
           1 CORPORATE DR                                    %                  N/A
           SHELTON CT 06484-6208

           CM LIFE INSURANCE CO
           FUND OPERATIONS / N255                            %                  N/A
           1295 STATE ST
           SPRINGFIELD MA 01111-0001

           GREAT-WEST LIFE & ANNUITY
           UNIT VALUATIONS 2T2
           ATTN  MUTUAL FUND TRADING 2T2                     %                  N/A
           8515 E ORCHARD RD
           ENGLEWOOD CO 80111-5002

                                                         SERIES I            SERIES II
                                                          SHARES              SHARES
                                                     ----------------   -------------------
                                                     PERCENTAGE OWNED   PERCENTAGE OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                    OF RECORD             RECORD
------------------------------------                 ----------------   -------------------
           IDS LIFE INSURANCE COMPANY
           1497 AXP FINANCIAL CTR
           MINNEAPOLIS MN 55474-0014                         %                  N/A



AIM V.I. TOTAL RETURN FUND



                                                         SERIES I            SERIES II
                                                          SHARES              SHARES
                                                     ----------------   -------------------
                                                     PERCENTAGE OWNED   PERCENTAGE OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                    OF RECORD             RECORD
------------------------------------                 ----------------   -------------------
           ANNUITY INVESTORS LIFE INS CO
           250 EAST FIFTH ST
           CINCINNATI OH 45202-4119                          %                  N/A

           NATIONWIDE INSURANCE CO
           C/O IPO PORTFOLIO ACCOUNTING                      %                  N/A
           P.O. BOX 182029
           COLUMBUS OH 43218-2029

           SECURITY LIFE SEPARATE ACCOUNT L1
           UNIT VALUATIONS 2T2
           1475 DUNWOODY DR                                  %                  N/A
           WEST CHESTER PA 19380-1478

AIM V.I. UTILITIES FUND



                                                         SERIES I            SERIES II
                                                          SHARES              SHARES
                                                     ----------------   -------------------
                                                     PERCENTAGE OWNED   PERCENTAGE OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                    OF RECORD             RECORD
------------------------------------                 ----------------   -------------------
           ALLMERICA FIN LIFE INS & ANNU
           GROUP VEL ACCOUNT
           440 LINCOLN ST
           SEPARATE ACCOUNTING
           MAIL STATION S310                                 %                  N/A
           WORCESTER MA 01653-0002

           ING USA ANNUITY AND LIFE INSURANCE CO
           1475 DUNWOODY DR                                  %                  N/A
           WEST CHESTER PA 19380-1478

           KEMPER INVESTORS LIFE INSURANCE CO
           VARIABLE SEPARATE ACCOUNT                         %                  N/A
           1600 MCCONNOR PKWY
           SCHAUMBURG IL 60196-6801

           SECURITY LIFE SEPARATE ACCOUNT L1
           UNIT VALUATIONS 2T2
           1475 DUNWOODY DR                                  %                  N/A
           WEST CHESTER PA 19380-1478


MANAGEMENT OWNERSHIP


As of ______________, 2005 , the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

      For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


                                   2004                                  2003                                  2002
                                -----------                           -----------                           -----------
                                                NET                                   NET                                    NET
                   MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT
  FUND NAME        FEE PAYABLE  FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID
  ---------        -----------  -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
AIM V.I.
Aggressive         $            $            $           $   954,349  $     1,245  $  953,104  $   940,465  $     1,006  $ 939,459
Growth Fund

AIM V.I.                                                     670,072        1,157     668,915      706,989        1,275     705,714
Balanced Fund

AIM V.I. Basic                                             2,541,285        3,341   2,537,944      665,840          909     664,931
Value Fund*

AIM V.I. Blue                                                675,009          854     674,155      486,916          602     486,314
Chip Fund

AIM V.I. Capital                                           5,305,478        5,898   5,299,580    5,887,471        6,569   5,880,902
Appreciation Fund

AIM V.I. Capital                                             735,867        1,296     734,571      703,517        1,117     702,400
Development Fund

AIM V.I. Core                                              8,597,730       71,875   8,525,855    9,986,065       26,617   9,959,448
Equity Fund

AIM V.I. Dent
Demographic                                                  616,306          561     615,745      346,076       50,928     295,148
Trends Fund

AIM V.I.
Diversified                                                  433,226          351     432,875      446,474          294     446,180
Income Fund

                                   2004                                  2003                                  2002
                                -----------                           -----------                           -----------
                                                NET                                   NET                                    NET
                   MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT
  FUND NAME        FEE PAYABLE  FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID
  ---------        -----------  -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
AIM V.I.
Government                                                 2,629,869       10,193   2,619,676    1,298,875        7,105   1,291,770
Securities Fund

AIM V.I. Growth                                            2,302,831        1,211   2,301,620    2,944,558        3,467   2,941,091
Fund

AIM V.I. High                                                203,923          318     203,605      167,345          157     167,188
Yield Fund

AIM V.I.
International                                              1,987,244        3,809   1,983,435    2,402,352        5,019   2,397,333
Growth Fund

AIM V.I. Large                                                 2,683        2,683         -0-          N/A          N/A         N/A
Cap Growth Fund*

AIM V.I. Mid Cap                                           1,192,366        5,000   1,187,366      253,827          873     252,954
Core Equity Fund

AIM V.I. Money                                               430,021          -0-     430,021      509,205          -0-     509,205
Market Fund

AIM V.I. Premier                                           9,744,790       28,785   9,716,005   12,074,846       22,903  12,051,943
Equity Fund

AIM V.I. Real                                                161,033           62     160,971       76,891       26,078      50,813
Estate Fund**

AIM V.I. Small                                                 3,921        3,921         -0-      N/A          N/A          N/A
Cap Equity Fund*



* Commenced operations on September 1, 2003.



** Fee information prior to April 30, 2004, relates to predecessor fund.

                                   APPENDIX G
                               PORTFOLIO MANAGERS



                            As of December 31, 2004



                            INVESTMENTS IN EACH FUND



      Shares of each Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Because individuals cannot directly purchase or otherwise invest in shares of any of the Funds, the portfolio managers listed below do not have investments in the corresponding Funds that they manage.



NAME OF PORTFOLIO MANAGER                                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(8)
-------------------------                                      -------------------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
Karl Farmer                                                                     None
Jay K. Rushin                                                                   None
                             AIM V.I. BALANCED FUND
R. Canon Coleman II                                                             None
Jan H. Friedli                                                                  None
Scot W. Johnson                                                                 None
Matthew W. Seinsheimer                                                          None
Michael J. Simon                                                                None
Bret W. Stanley                                                                 None
                           AIM V.I. BASIC VALUE FUND
R. Canon Coleman II                                                             None
Matthew W. Seinsheimer                                                          None
Michael J. Simon                                                                None
Bret W. Stanley                                                                 None
                            AIM V.I. BLUE CHIP FUND
Kirk L. Anderson                                                                None
Monika H. Degan                                                                 None
                       AIM V.I. CAPITAL APPRECIATION FUND
Christian A. Costanzo                                                           None
Robert J. Lloyd                                                                 None
Bryan A. Unterhalter                                                            None
Kenneth A. Zschappel                                                            None
                       AIM V.I. CAPITAL DEVELOPMENT FUND
Michael Chapman                                                                 None
Paul J. Rasplicka                                                               None


-------------------
(8) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

NAME OF PORTFOLIO MANAGER                                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------                                      -------------------------------------------
                            AIM V.I. CORE EQUITY FUND
Ronald S. Sloan                                                                 None
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
Kirk L. Anderson                                                                None
James G. Birdsall                                                               None
Lanny H. Sachnowitz                                                             None
                        AIM V.I. DIVERSIFIED INCOME FUND
Jan H. Friedli                                                                  None
Carolyn L. Gibbs                                                                None
Scot W. Johnson                                                                 None
                       AIM V.I. GOVERNMENT SECURITIES FUND
Clint W. Dudley                                                                 None
Scot W. Johnson                                                                 None
                              AIM V.I. GROWTH FUND
James G. Birdsall                                                               None
Lanny H. Sachnowitz                                                             None
                            AIM V.I. HIGH YIELD FUND
Peter Ehret                                                                     None
Carolyn L. Gibbs                                                                None
                       AIM V.I. INTERNATIONAL GROWTH FUND
Shuxin Cao                                                                      None
Matthew W. Dennis                                                               None
Jason T. Holzer                                                                 None
Clas G. Olsson                                                                  None
Barrett K. Sides                                                                None
                         AIM V.I. LARGE CAP GROWTH FUND

Geoffrey V. Keeling                                                             None
Robert L. Shoss                                                                 None
                        AIM V.I. MID CAP CORE EQUITY FUND

Ronald S. Sloan                                                                 None
                            AIM V.I. REAL ESTATE FUND

Mark Blackburn                                                                  None
Joe V. Rodriguez                                                                None
James W. Trowbridge                                                             None


-------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

NAME OF PORTFOLIO MANAGER                                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------                                      -------------------------------------------
                           AIM SMALL CAP EQUITY FUND
Juliet S. Ellis                                                                 None
Juan R. Hartsfield                                                              None



DESCRIPTION OF COMPENSATION STRUCTURE



AIM ADVISORS, INC.



      AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.



      High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.


-------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO INSTITUTIONAL, (N.A.) INC.



Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.



- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups.. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS



                            As of December 31, 2004



      AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.



NAME OF PORTFOLIO      NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
   MANAGER                       AND TOTAL ASSETS BY CATEGORY
----------------       ----------------------------------------------------
                         AIM V.I. AGGRESSIVE GROWTH FUND
Karl Farmer
Jay K. Rushin
                             AIM V.I. BALANCED FUND
R. Canon Coleman II
Jan H. Friedli
Scot W. Johnson
Matthew W.Seinsheimer
Michael J. Simon
Bret W. Stanley
                            AIM V.I. BASIC VALUE FUND
R. Canon Coleman II
Matthew W. Seinsheimer
Michael J. Simon
Bret W. Stanley
                             AIM V.I. BLUE CHIP FUND
Kirk L. Anderson
Monika H. Degan
                       AIM V.I. CAPITAL APPRECIATION FUND
Christian A. Costanzo
Robert J. Lloyd
Bryan A. Unterhalter
Kenneth A.
Zschappel
                        AIM V.I. CAPITAL DEVELOPMENT FUND
Michael Chapman
Paul J. Rasplicka

NAME OF PORTFOLIO      NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
   MANAGER                       AND TOTAL ASSETS BY CATEGORY
-----------------      ----------------------------------------------------
                                AIM V.I. CORE EQUITY FUND
Ronald S. Sloan
                           AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
Kirk L. Anderson
James G. Birdsall
Lanny H. Sachnowitz
                             AIM V.I. DIVERSIFIED INCOME FUND
Jan H. Friedli
Carolyn L. Gibbs
Scot W. Johnson
                             AIM V.I. GOVERNMENT SECURITIES FUND
Clint W. Dudley
Scot W. Johnson
                                  AIM V.I. GROWTH FUND
James G. Birdsall
Lanny H. Sachnowitz
                                AIM V.I. HIGH YIELD FUND
Peter Ehret
Carolyn L. Gibbs
                            AIM V.I. INTERNATIONAL GROWTH FUND
Shuxin Cao
Matthew W. Dennis
Jason T. Holzer
Clas G. Olsson
Barrett K. Sides
                             AIM V.I. LARGE CAP GROWTH FUND
Geoffrey V. Keeling
Robert L. Shoss
                            AIM V.I. MID CAP CORE EQUITY FUND
Ronald S. Sloan
                                AIM V,I. REAL ESTATE FUND
Mark Blackburn
Joe V. Rodriguez
James W. Trowbridge
                             AIM V.I. SMALL CAP EQUITY FUND
Juliet S. Ellis
Juan R. Hartsfield

POTENTIAL CONFLICTS OF INTEREST



      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:



- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.



- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



- With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



- Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



      AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H


                          ADMINISTRATIVE SERVICES FEES

      The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


      FUND NAME                                   2004      2003        2002
      ---------                                  -----   ----------  ---------
AIM V.I. Aggressive Growth Fund                  $       $  333,247  $ 330,519
AIM V.I. Balanced Fund                                      240,713    270,132
AIM V.I. Basic Value Fund                                   948,718    261,045
AIM V.I. Blue Chip Fund                                     265,238    207,856
AIM V.I. Capital Appreciation Fund                        1,906,559  1,965,766
AIM V.I. Capital Development Fund                           277,771    275,694
AIM V.I. Core Equity Fund                                 2,696,121  2,744,082
AIM V.I. Dent Demographic Trends Fund                       219,678    146,671
AIM V.I. Diversified Income Fund                            158,727    157,854
AIM V.I. Government Securities Fund                       1,416,373    614,299
AIM V.I. Growth Fund                                        813,705  1,057,818
AIM V.I. High Yield Fund                                    116,171    117,619
AIM V.I. International Growth Fund                          574,278    713,741
AIM V.I. Large Cap Growth Fund*                              17,790        N/A
AIM V.I. Mid Cap Core Equity Fund                           447,630    125,138
AIM V.I. Money Market Fund                                  234,416    262,888
AIM V.I. Premier Equity Fund                              3,647,783  4,279,991
AIM V.I. Real Estate Fund**                                  57,415     32,640
AIM V.I. Small Cap Equity Fund*                              18,048        N/A



*     Commenced operations on September 1, 2003.



** Prior to April 30, 2004, INVESCO either directly or through affiliated companies, provided certain administrative subaccounting, and recordkeeping services to AIM V.I. Real Estate Fund under a prior administrative service agreement.

                                   APPENDIX I



                             BROKERAGE COMMISSIONS


Brokerage commissions (1) paid by each of the Funds listed below during the last three fiscal years were as follows:



          FUND                                        2004       2003         2002
          ----                                        ----     ---------   ----------
AIM V.I. Aggressive Growth Fund ....................   $         304,048     286,261
AIM V.I. Balanced Fund .............................             193,685      99,479
AIM V.I. Basic Value Fund ..........................             491,798     309,565
AIM V.I. Blue Chip Fund ............................              94,336      85,322
AIM V.I. Capital Appreciation Fund  ................           1,510,636   1,791,168
AIM V.I. Capital Development Fund  .................             313,340     389,305
AIM V.I. Core Equity Fund ..........................           1,346,577   4,263,079
AIM V.I. Dent Demographic Trends Fund ..............             424,117     294,834
AIM V.I. Diversified Income Fund  ..................                 -0-         101
AIM V.I. Government Securities Fund ................                 -0-         -0-
AIM V.I. Growth Fund  ..............................           1,461,134   2,667,179
AIM V.I. High Yield Fund ...........................               1,105         252
AIM V.I. International Growth Fund  ................             876,842     936,507
AIM V.I. Large Cap Growth Fund(2)  .................               1,749         N/A
AIM V.I. Mid Cap Core Equity Fund  .................             341,186     106,865
AIM V.I. Money Market Fund .........................                 -0-         -0-
AIM V.I. Premier Equity Fund .......................           2,244,453   3,040,870
AIM V.I. Real Estate Fund(3) .......................              12,811      78,036
AIM V.I. Small Cap Equity Fund(2)  .................               4,140         N/A



(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.



(2)   Commenced operations on September 1, 2003.



(3)   Fee information prior to April 30, 2004 relates to predecessor fund.

                                   APPENDIX J


            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


      During the last fiscal year ended December 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                                          Related
Fund                                                  Transactions   Brokerage Commissions
----                                                  ------------   ---------------------
AIM V.I. Aggressive Growth Fund ....................  $              $
AIM V.I. Balanced Fund .............................
AIM V.I. Basic Value Fund ..........................
AIM V.I. Blue Chip Fund ............................
AIM V.I. Capital Appreciation Fund .................
AIM V.I. Capital Development Fund ..................
AIM V.I. Core Equity Fund ..........................
AIM V.I. Dent Demographic Trends Fund...............
AIM V.I. Growth Fund ...............................
AIM V.I. International Growth Fund .................
AIM V.I. Large Cap Growth Fund*.....................
AIM V.I. Mid Cap Core Equity Fund ..................
AIM V.I. Premier Equity Fund .......................
AIM V.I. Real Estate Fund*..........................
AIM V.I. Small Cap Equity Fund......................



* Transaction amount and related brokerage commissions prior to April 30, 2004 relates to predecessor fund.



      Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2004 were as follows:



                                       BEAR STEARNS   GOLDMAN SACHS
                                        COS. INC.      GROUP, INC.     LEHMAN BROTHERS  MERRILL LYNCH   MORGAN
FUNDS                                     (THE)           (THE)         HOLDINGS INC.    & CO., INC.   STANLEY
-----                                  ------------   -------------    ---------------  -------------  -------
AIM V.I. Aggressive Growth Fund        $                    -          $                     -            -
AIM V.I. Balanced Fund                       -        $                                 $                 -
AIM V.I. Basic Value Fund                    -              -              -                           $
AIM V.I. Blue Chip Fund                                                    -
AIM V.I. Capital Appreciation Fund           -                             -
AIM V.I. Core Equity Fund                    -              -              -                 -
AIM V.I. Dent Demographic Trends Fund        -                             -                              -
AIM V.I. Diversified Income Fund             -                                               -

                                        CHARLES       GOLDMAN SACHS
                                        SCHWAB         GROUP, INC.     LEHMAN BROTHERS  MERRILL LYNCH   MORGAN
FUNDS                                  CORP. THE          (THE)         HOLDINGS INC.    & CO., INC.   STANLEY
-----                                  ---------      -------------    ---------------  -------------  -------
AIM V.I. Growth Fund                                                                                      -
AIM V.I. Premier Equity Fund               -               -                -

                                   APPENDIX K


     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN


      A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plan for the fiscal year or period ended December 31, 2004 are as follows:



                                                            SERIES I   SERIES II
FUND                                                         SHARES     SHARES
----                                                        --------   ---------
AIM V.I. Aggressive Growth Fund ..........................    N/A      $
AIM V.I. Balanced Fund ...................................    N/A
AIM V.I. Basic Value Fund ................................    N/A
AIM V.I. Blue Chip Fund ..................................    N/A
AIM V.I. Capital Appreciation Fund .......................    N/A
AIM V.I. Capital Development Fund ........................    N/A
AIM V.I. Core Equity Fund ................................    N/A
AIM V.I. Dent Demographic Trends Fund.....................    N/A
AIM V.I. Diversified Income Fund .........................    N/A
AIM V.I. Government Securities Fund ......................    N/A
AIM V.I. Growth Fund .....................................    N/A
AIM V.I. High Yield Fund .................................    N/A
AIM V.I. International Growth Fund .......................    N/A
AIM V.I. Large Cap Growth Fund* ..........................    N/A
AIM V.I. Mid Cap Core Equity Fund ........................    N/A
AIM V.I. Money Market Fund ...............................    N/A
AIM V.I. Premier Equity Fund .............................    N/A
AIM V.I. Real Estate Fund*................................    N/A
AIM V.I. Small Cap Equity Fund ...........................    N/A



*     Series II shares were first offered on April 30, 2004.

                                   APPENDIX L


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


      An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year or period ended December 31, 2004 follows:



                                                                               TRAVEL
                                                        PRINTING &             RELATED   UNDERWRITERS   DEALERS
                                           ADVERTISING   MAILING    SEMINARS     TO      COMPENSATION  COMPENSATION
                                                                              MARKETING
                                           -----------  ----------  --------  ---------  ------------  ------------
AIM V.I. Aggressive Growth Fund            $                                                  -        $
AIM V.I. Balanced Fund                                                                        -
AIM V.I. Basic Value Fund                                                                     -
AIM V.I. Blue Chip Fund                                                                       -
AIM V.I. Capital Appreciation Fund                                                            -
AIM V.I. Capital Development Fund                                                             -
AIM V.I. Core Equity Fund                                                                     -
AIM V.I. Dent Demographic Trends Fund                                                         -
AIM V.I. Diversified Income Fund                                                              -
AIM V.I. Government Securities Fund                                                           -
AIM V.I. Growth Fund                                                                          -
AIM V.I. High Yield Fund                                                                      -
AIM V.I. International Growth Fund                                                            -
AIM V.I. Large Cap Growth Fund**                                                              -
AIM V.I. Mid Cap Core Equity Fund                                                             -
AIM V.I. Money Market Fund                                                                    -
AIM V.I. Premier Equity Fund                                                                  -
AIM V.I. Real Estate Fund**.............                                                      -
AIM V.I. Small Cap Equity Fund*                                                               -


      * Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.


      **    Series II shares were first offered April 30, 2004.

                                   APPENDIX M


                                PERFORMANCE DATA


      The average annual total returns for each Fund, with respect to its Series I and Series II shares, for the periods ended December 31, 2004, are as follows:



                                                                                   SINCE INCEPTION
                                                                             --------------------------
                                            ONE    FIVE  TEN    INCEPTION      AVERAGE       CUMULATIVE
                                            YEAR   YEAR  YEAR     DATE       ANNUAL RETURN     RETURN
                                            ----   ----  ----  -----------   -------------   ----------
AIM V.I. Aggressive Growth Fund
       Series I                                                05/01/1998
       Series II*                                              03/26/2002
AIM V.I. Balanced Fund
       Series I                                                05/01/1998
       Series II*                                              01/24/2002
AIM V.I. Basic Value Fund
       Series I                                    N/A         09/10/2001
       Series II                                   N/A         09/10/2001
AIM V.I. Blue Chip Fund
       Series I                                    N/A         12/29/1999
       Series II*                                  N/A         03/13/2002
AIM V.I. Capital Appreciation Fund
       Series I                                                05/05/1993
       Series II*                                              08/21/2001
AIM V.I. Capital Development Fund
       Series I                                                05/01/1998
       Series II*                                              08/21/2001
AIM V.I. Core Equity Fund
       Series I                                                05/02/1994
       Series II*                                              10/24/2001
AIM V.I. Dent Demographic Trends Fund
       Series I                                                12/29/1999
       Series II*                                  N/A         11/07/2001
AIM V.I. Diversified Income Fund
       Series I                                                05/05/1993
       Series II*                                              03/14/2002
AIM V.I. Government Securities Fund
       Series I                                                05/05/1993
       Series II*                                              09/19/2001
AIM V.I. Growth Fund
       Series I                                                05/05/1993
       Series II*                                              09/19/2001
AIM V.I. High Yield Fund
       Series I                                                05/01/1998
       Series II*                                              03/26/2002
AIM V.I. International Growth Fund
       Series I                                                05/05/1993
       Series II*                                              09/19/2001
AIM V.I. Large Cap Growth Fund
       Series I                             N/A    N/A         08/29/2003         N/A
       Series II*                           N/A    N/A         08/29/2003         N/A
AIM V.I. Mid Cap Core Equity Fund
       Series I                                    N/A         09/10/2001
       Series II*                                  N/A         09/10/2001
AIM V.I. Money Market Fund
       Series I                                                05/05/1993
       Series II*                                              12/16/2001
AIM V.I. Premier Equity Fund
       Series I                                                05/05/1993
       Series II*                                              09/19/2001
AIM V.I. Real Estate Fund
       Series I                                                03/31/1998
       Series II*                                              12/31/2003
AIM V.I. Small Cap Equity Fund
       Series I                             N/A    N/A         08/29/2003         N/A
       Series II*                           N/A    N/A         08/29/2003         N/A


------------------------
      * The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

      The 30-day yield for AIM V.I. Money Market Fund is as follows:


                                  30 DAYS ENDED DECEMBER 31, 2004
                              ----------------------------------------
                              SERIES I SHARES        SERIES II SHARES
                              ------  ---------      ------  ---------
                              Simple  Effective      Simple  Effective
                              ------  ---------      ------  ---------
AIM V.I. Money Market Fund       %       %              %       %

                                   APPENDIX N



                   REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX N-1



                    PENDING LITIGATION ALLEGING MARKET TIMING



      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      RICHARD LEPERA, On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



      MIKE SAYEGH, On Behalf Of the General Public, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD
      J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



      RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND,
      V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER,

      EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



      L. SCOTT KARLIN, Derivatively On behalf of INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
      Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



      RICHARD RAVER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      JERRY FATTAH, Custodian For BASIM FATTAH, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (formerly known as INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO

      MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      EDWARD LOWINGER AND SHARON LOWINGER, individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND

      JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      JOEL GOODMAN, INDIVIDUALLY and On Behalf of All Others Similarly Situated,
      v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



      STEVEN B. EHRLICH, Custodian For ALEXA P. EHRLICH, UGTMA/FLORIDA, and DENNY P. JACOBSON, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL

      SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      MIRIAM CALDERON, individually And On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



      PAT B. GORSUCH AND GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of

      Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



      LORI WEINRIB, INDIVIDUALLY AND On Behalf of All Others Similarly Situated,
      v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      ROBERT S. BALLAGH, JR., INDIVIDUALLY and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      JONATHAN GALLO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO

      SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      EILEEN CLANCY, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



      SCOTT WALDMAN, On Behalf of Himself and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



      CARL E. VONDER HAAR AND MARILYN P. MARTIN, On Behalf of Themselves and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



      HENRY KRAMER, Derivatively On Behalf of INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



      CYNTHIA L. ESSENMACHER, Derivatively On Behalf of the INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



      Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



      RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL
      D. LEGOSKI, MICHAEL K.

      BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



      CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and Aim Family Of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM
      J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections

      36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



      MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX N-2



      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



      The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



      JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated,
      v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX N-3



     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



      RONALD KONDRACKI v. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



      DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER and RHONDA LECURU v. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



      FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY v. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX N-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



      The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, v. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



      STANLEY LIEBER, On Behalf Of INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



      HERMAN C. RAGAN, DERIVATIVELY, And On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX N-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      JOY D. BEASLEY AND SHEILA McDAID, Individually and On Behalf of All Others Similarly Situated, v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      RICHARD TIM BOYCE v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
      H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
      v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN

      DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM

      INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM

      TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
      K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS
      F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO

      TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX N-6



         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS



      The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



      AVO HOGAN and JULIAN W. MEADOWS, On Behalf Of Themselves And All Others Similarly Situated, v. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK
      H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                               FINANCIAL STATEMENT

                                       FS

                       STATEMENT OF ADDITIONAL INFORMATION



                          AIM VARIABLE INSURANCE FUNDS



                            AIM V.I. Core Stock Fund
                             AIM V.I. Dynamics Fund
                        AIM V.I. Financial Services Fund
                         AIM V.I. Health Sciences Fund*
                              AIM V.I. Leisure Fund
                       AIM V.I. Small Company Growth Fund
                            AIM V.I. Technology Fund
                           AIM V.I. Total Return Fund
                             AIM V.I. Utilities Fund
                                 Series I shares
                                Series II shares



Address:                                 Mailing Address:
11 Greenway Plaza, Suite 100,            P.O. Box 4739,
Houston, TX 77046                        Houston, TX 77210-4739



                                   Telephone:
                       In continental U.S., 1-800-410-4246



                                 April 29, 2005



Prospectuses for Series I and Series II shares for each of the following Funds:
AIM V.I. Core Stock Fund, AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I. Health Sciences Fund, AIM V.I. Leisure Fund, AIM V.I. Small Company Growth Fund, AIM V.I. Technology Fund, AIM V.I. Total Return Fund and AIM V.I. Utilities Fund (each a "Fund", collectively, the "Funds"), dated April 29, 2005, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.



* The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Health Sciences Fund has approved changing the Fund's name to "AIM V.I. Global Health Care Fund," effective July 1, 2005.



You may obtain, without charge, the current Prospectuses, SAI, annual report, and semiannual report of the Funds by writing to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, or by calling 1-800-410-4246.

                                TABLE OF CONTENTS



The Trust........................................................................    1

Shares of Beneficial Interest....................................................    1

Investments, Policies and Risks..................................................    6

Investment Restrictions.........................................................    23

Trustees and Officers of the Trust..............................................    25

Control Persons and Principal Holders of Securities.............................    33

Management of the Funds.........................................................    33

Other Service Providers.........................................................    40

Brokerage Allocation and Other Practices........................................    41

Purchase and Redemption of Shares...............................................    47

Dividends, Distributions and Tax Matters........................................    50

Distribution of Securities......................................................    52

Calculation of Performance Data.................................................    54

Settled Enforcement Actions and Investigations Related To Market Timing..........   57

Regulatory Inquiries and Pending Litigation.....................................    58

APPENDICES:

RATING OF DEBT SECURITIES.......................................................   A-1

PORTFOLIO MANAGERS..............................................................   B-1

TRUSTEES AND OFFICERS...........................................................   C-1

TRUSTEE COMPENSATION TABLE......................................................   D-1

PROXY VOTING POLICIES...........................................................   E-1

CONTROL PERSONS AND PRINCIPAL HOLDER OF SECURITIES..............................   F-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO
DISTRIBUTION PLAN...............................................................   G-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN....................   H-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................   I-1

FINANCIAL STATEMENTS............................................................    FS

                                    THE TRUST



      AIM Variable Insurance Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twenty-eight separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Premier Equity Fund, AIM V.I. Real Estate Fund (formerly known as INVESCO VIF - Real Estate Opportunity Fund), AIM V.I. Small Cap Equity Fund (collectively, the "AIM V.I. Funds"), and AIM V.I. Core Stock Fund (formerly known as INVESCO VIF - Core Equity Fund), AIM V.I. Dynamics Fund (formerly known as INVESCO VIF - Dynamics Fund), AIM V.I. Financial Services Fund (formerly known as INVESCO VIF - Financial Services Fund), AIM V.I. Health Sciences Fund (formerly known as INVESCO VIF - Health Sciences Fund), AIM V.I. Leisure Fund (formerly known as INVESCO VIF - Leisure Fund), AIM V.I. Small Company Growth Fund (formerly known as INVESCO VIF - Small Company Growth Fund), AIM V.I. Technology Fund (formerly known as INVESCO VIF - Technology Fund), AIM V.I. Total Return Fund (formerly known as INVESCO VIF - Total Return Fund) and AIM V.I. Utilities Fund (formerly known as INVESCO VIF - Utilities Fund) (collectively, the "Former INVESCO VIF Funds"). Except as otherwise noted, this Statement of Additional Information relates solely to the Former INVESCO VIF Funds. (A separate Statement of Additional Information relates to the AIM V.I. Funds.) Under the Agreement and Declaration of Trust, dated May 15, 2002, as amended, (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



      The Trust was originally organized on January 22, 1993 as a Maryland corporation. On October 15, 1999, the following Funds acquired all the assets and assumed all the liabilities of the series portfolios of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series: AIM V.I. Global Growth and Income Fund (which later merged into AIM V.I. Growth Fund on September 18, 2000), AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the Funds, except AIM V.I. Basic Value Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Small Cap Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund commenced operations as a series of the Trust on September 10, 2001. AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund commenced operations as series of the Trust on September 1, 2003. AIM V.I. Core Equity Fund was known as AIM V.I. Growth and Income Fund, AIM V.I. International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund. Prior to April 30, 2004, AIM V.I. Real Estate Fund and the Former INVESCO VIF Funds were portfolios of INVESCO Variable Investment Funds, Inc. ("IVIF"), a Maryland corporation. Pursuant to an agreement and plan of reorganization, AIM V.I. Real Estate Fund and the Former INVESCO VIF Funds became portfolios of the Trust. All historical financial and other information contained in this Statement of Additional Information for periods prior to April 30, 2004 relating to the Former INVESCO VIF Funds (or class thereof) is that of the predecessor funds (or corresponding class thereof).



                          SHARES OF BENEFICIAL INTEREST



Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.



Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.



The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.



The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.



Each share of a Fund has generally the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.



Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the Advisory agreement with A I M Advisors, Inc. ("AIM" or "Advisor"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.



Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.



The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.



SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.



POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS.



      The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). Non-public holdings information may not be disclosed except in compliance with the Holdings Disclosure Policy.



      General Disclosures



      The Holdings Disclosure Policy permits AIM to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares to life insurance companies and their separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Policy authorizes AIM to disclose the Funds' portfolio holdings information on a non-selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest in the Funds and with which the Funds have entered into participation agreements ("Insurance Companies"). The portfolio holdings information that AIM discloses to Insurance Companies currently includes: (a) month-end top 10 portfolio holdings (available 15 days after month end), (b) calendar quarter-end complete portfolio holdings (available 30 days after calendar quarter end), and (c) fiscal quarter complete portfolio holdings (the Funds' fiscal quarter is currently the same as the calendar quarter)(available 60-70 days after the fiscal quarter end) (collectively, "Fund Portfolio Holdings Information").



      Selective Disclosures



      SELECTIVE DISCLOSURES -- GENERAL. The Holdings Disclosure Policy permits AIM to disclose non-public portfolio holdings information on a selective basis only if: (i) such disclosures are for legitimate business purposes of a Fund and in the best interest of such Fund's shareholders, and (ii) in accordance with the approval process provided in the Policy.



The Policy requires AIM to obtain approval from the Executive Committee of A I M Management Group Inc.("AIM Executive Committee") before it may provide selective disclosure of non-public portfolio holdings information. The AIM Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund's shareholders. The AIM Executive Committee must address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. Under the Policy, AIM may not selectively disclose non-public portfolio holdings information until it receives an executed non-disclosure agreement that provides that the recipient of the information will maintain the confidentiality of such information and will not use the information to execute securities trades. The AIM Executive Committee must approve of each party to a non-disclosure agreement. The AIM Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management.



The Policy requires AIM to report to the Funds' board the specific types of situations where it proposes selective disclosure and the situations where providing selective disclosure raises conflicts of interest between Fund shareholders and AIM or its affiliates. Pursuant to the Policy, the Board reviews the types of situations in which AIM proposes to provide selective disclosure of non-public portfolio holdings and must approve of any situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates.



The Policy also requires AIM to take corrective measures if such non-public portfolio holdings information has been inadvertently disclosed on a selective basis.



AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



SELECTIVE DISCLOSURE -- TO INSURANCE COMPANIES. The Policy permits AIM to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to 5 days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that AIM posts the same information. The Policy incorporates the Board's determination that selectively disclosing portfolio holdings information to facilitate Insurance Company's dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. AIM does not post the portfolio holdings of the Funds to its website. Not all insurance companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the life insurance company that issued your variable annuity or variable life insurance policy.



      SELECTIVE DISCLOSURE -- OF PARTIAL FUND HOLDINGS.



      The Policy also permits the selective disclosure of partial portfolio holdings information of a Fund, without Executive Committee approval as described above, if:



      (i) in the judgment of the applicable Fund's portfolio manager(s), the disclosure of such information is not harmful to the Fund's shareholders,



      (ii) the applicable Fund is not actively trading in the security; and



      (iii) the portfolio manager(s) of the applicable Fund do not have a present intent to trade in the security for the Fund.



      Subject to compliance with the foregoing, from time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. These statements may only be made if such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



      Employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



      Pursuant to the Holdings Disclosure Policy, the Executive Committee (the "Executive Committee") of AIM Management approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and must approve of any situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates.



      AIM discloses non-public portfolio holdings information to the following persons in connection with the day-to-day operations and management of the
Funds:



            -     Attorneys and accountants;



            -     Securities lending agents;



            -     Lenders to the funds;



            -     Rating and rankings agencies;



            -     Persons assisting in the voting of proxies;



            -     Fund custodians;



            -     Fund transfer agent(s) (in the event of a redemption in kind);



            - Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);



            -     Financial printers;



            - Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and



            - Analysts hired to perform research and analysis to the Fund's portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into a Non-disclosure Agreement. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



      AIM may determine, in its sole discretion, not to disclose non-public portfolio holdings or other portfolio information to a person who would otherwise be eligible to receive such information pursuant to the Holdings Disclosure Policy.



      Additionally, when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the Funds' portfolio securities, one or more of the portfolio securities of a Fund may be disclosed. Formal Non-disclosure Agreements are not entered into in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



      AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain funds advised by AIM (the "AIM Funds") and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



                         INVESTMENTS, POLICIES AND RISKS



The principal investments and policies of the Funds are also discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.



ADRs AND EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except they are typically issued by European banks or trust companies.



CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Board. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.



The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.



COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Funds' investment advisor, AIM and/or INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor"), where applicable, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.



DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.



Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.



Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower rated debt securities are often referred to as "junk bonds." AIM V.I. Small Company Growth Fund may invest up to 5% of its portfolio in such securities. AIM V.I. Core Stock Fund normally invests 5% of its assets in debt securities that are rated investment grade or better at the time of purchase; however, a portion of the Fund may invest in lower-rated debt securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. AIM V.I. Dynamics Fund, AIM V.I. Core Stock Fund, AIM V.I. Financial Services Fund, AIM V.I. Health Sciences Fund, AIM V.I. Leisure Fund, AIM V.I. Small Company Growth Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund will limit investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's or, if unrated, are judged by the Advisor and/or Sub-Advisor, where applicable, to be of equivalent quality at the time of purchase. AIM V.I. Total Return Fund may invest only in bonds rated BBB or higher by S&P or Baa or higher by Moody's, or, if unrated, are judged by the Advisor to be of equivalent quality at the time of purchase. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.



A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.



Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.



The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as passthrough securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.



DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.



EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferredstocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.



Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.



Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.



Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.



The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.



A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.



Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.



Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.



EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks and sold in Europe/foreign countries ("Eurobonds"), and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.



FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.



Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.



Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.



FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS



GENERAL. The Advisor and/or Sub-Advisor, where applicable, may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.



Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).



Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.



The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Distributions and Tax Matters."



In addition to the instruments and strategies described below, the Advisor and/or Sub-Advisor, where applicable, may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.



Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.



(1) Financial Instruments may increase the volatility of a Fund. If the Advisor and/or Sub-Advisor, where applicable, employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.



(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.



The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.



The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.



(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the Advisor and/or Sub-Advisor, where applicable, projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.



(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.



(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.



Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.



Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.



Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.



The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.



The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.



A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.



Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.



The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.



If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.



Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.



The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.



Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.



If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.



OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.



Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.



Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.



The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.



In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the Advisor and/or Sub-Advisor, where applicable, wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Advisor and/or Sub-Advisor, where applicable, wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.



At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.



Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.



Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.



If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.



To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.



Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the Advisor and/or Sub-Advisor, where applicable, may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.



Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.



Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.



Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.



A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the Advisor and/or Sub-Advisor, where applicable, believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.



The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.



Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.



Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.



Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.



The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.



The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Advisor anticipates that there will be a positive correlation between the two currencies.



The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.



As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.



The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.



Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the Advisor or Sub-Advisor anticipates. There is no assurance that the Advisor's and/or Sub-Advisor's, where applicable, use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time. The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.



Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.



Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.



Swaps, Caps, Floors, and Collars. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.



HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.



ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.



The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.



INITIAL PUBLIC OFFERINGS ("IPOs") -- Each Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.



A Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than those associated with common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.



INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, a Fund may lend money to, and borrow money for temporary purposes from, other AIM Funds. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.



INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.



REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").



REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.



To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.



In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.



REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.



The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. The Advisor and/or Sub-Advisor, where applicable, must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.



As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.



RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Board has given the Advisor and/or Sub-Advisor, where applicable, the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.



LENDING PORTFOLIO SECURITIES-- The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund may lend portfolio securities to the extent of one-third of its total assets.



The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.



SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.



The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.



UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.



U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.



U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.



Other U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the U.S., a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.



WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.



When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.



                             INVESTMENT RESTRICTIONS



The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:



      1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that: (i) AIM V.I. Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (ii) AIM V.I. Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) AIM V.I. Leisure Fund may invest more than 25% of the value of its total assets in one or more industries relating to leisure; (iv) AIM V.I. Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; and (v) AIM V.I. Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry;



      2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;



      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);



      5.    issue senior securities, except as permitted under the 1940 Act;



      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;



      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or



      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).



      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.



In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:



      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.



      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).



      C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.



      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.



      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following nonfundamental policy applies, which may be changed without shareholder approval:



      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.



TEMPORARY DEFENSIVE POSITIONS



When securities markets or economic conditions are unfavorable to unsettled, the Advisor and/or Sub-Advisor, where applicable, might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so.



PORTFOLIO TURNOVER



The portfolio turnover rate for each of the AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.



The portfolio turnover rate for the AIM V.I. Utilities Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004.



                       TRUSTEES AND OFFICERS OF THE TRUST



BOARD OF TRUSTEES



The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Funds are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Funds and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.



MANAGEMENT INFORMATION



The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix C.

The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.



The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Fund management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of each Fund's compliance with legal and regulatory requirements that related to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended December 31, 2004, the Audit Committee held eight meetings.



      The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC ("AMVESCAP") that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2004, the Compliance Committee held two meetings.



The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair), and Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees;
(ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2004, the Governance Committee held seven meetings.



Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended December 31, 2004, the Investments Committee held eight meetings.



The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended December 31, 2004, the Valuation Committee held one meeting.



The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2004, the Special Committee Relating to Market Timing issues held eight meetings.



TRUSTEE OWNERSHIP OF FUND SHARES



The dollar range of equity securities beneficially owned by each trustee (i) in the Trust and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix C.



FACTORS CONSIDERED IN APPROVING THE INVESTMENT ADVISORY AGREEMENT



      The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund, as applicable, by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.



- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.



- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



- The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.



- The performance of each Fund relative to indices. The Board reviewed the performance of each Fund against the performance of applicable indices and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.



- Meetings with each Fund's portfolio managers and investment personnel. With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.



- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against
      (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.



- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

- Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund and the effect they had on each Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.



- Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.



- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.



- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.



- AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.



- Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



- Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing the Advisory Agreement for each Fund.



      After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.



FACTORS CONSIDERED IN APPROVING THE SUB-ADVISORY AGREEMENT



      The sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor" or "IINA") for AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund (the "Sub-Advisory Agreement") were re-approved for AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund.



- The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



- The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



- The performance of AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund relative to comparable funds. The Board reviewed the performance of AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund against the performance of funds advised by other advisors with investment strategies comparable to those of AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund and concluded that no changes should be made to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund and that it was not necessary to change AIM V.I. Core Stock Fund's or AIM V.I. Total Return Fund's portfolio management team at this time.



- The performance of AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund relative to indices. The Board reviewed the performance of AIM V.I. Core Stock Fund and AIM V.I. Total Return

      Fund against the performance of applicable indices and concluded that no changes should be made to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund and that it was not necessary to change AIM V.I. Core Stock Fund's or AIM V.I. Total Return Fund's portfolio management team at this time.



- Meetings with AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund portfolio managers and investment personnel. The Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



- Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund and concluded that such performance was satisfactory.



- Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund or its shareholders, as they are paid by AIM rather than AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund are fair and reasonable.



- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.



- Benefits of soft dollars to the Sub-Advisor. The Board considered the benefits realized by the Sub-Advisor as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by the Sub-Advisor are used to pay for research and execution services. This research is used by the Sub-Advisor in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.



- Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



      After consideration of all of the above factors, the Board found that with respect to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund: (i) the services provided to such Fund and its shareholders were adequate; and (ii) such Fund's Sub-Advisory Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Fund's Sub-Advisory Agreement was in the best interests of such Fund and its shareholders and continued such Sub-Advisory Agreement for another year.

COMPENSATION



Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.



Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix D.



RETIREMENT PLAN FOR TRUSTEES



The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.



The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.



DEFERRED COMPENSATION AGREEMENTS



Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a director of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS



AIM, the Trust, AIM Distributors and INVESCO Institutional have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--(Registered Trademark)-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.



PROXY VOTING POLICIES



The Board of Trustees of the Trust, with respect to all Funds (except AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund), has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix E.



The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund to the Funds' Sub-Advisor. The investment Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.



Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.



Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended December 31, 2004 is available at our Website, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



Information about the ownership of each class of the Funds' shares by beneficial or record owners of the Funds and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.



                             MANAGEMENT OF THE FUNDS



THE INVESTMENT ADVISOR AND SUB-ADVISOR



A I M Advisors, Inc. ("AIM") is the investment advisor for the Funds and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional) is the sub-advisor for AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor. INVESCO Institutional is an affiliate of INVESCO and of AIM.



AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.


INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, is responsible for AIM V.I. Core Stock Fund's and AIM V.I. Total Return Fund's day-to-day management, including each Fund's investment decisions and the execution of securities transactions with respect to the Fund.



AIM and INVESCO and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $______ billion in assets under management as of December 31, 2004.



INVESTMENT ADVISORY AGREEMENT



As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Funds are not exclusive and AIM and sub-advisor are free to render investment advisory services to others, including other investment companies.



AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



The Advisory Agreement provides that the Funds will pay or cause to be paid all expenses of the Funds not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.



AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and its series of shares.



Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year.



     Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committed Until Date set forth in the fourth column.

                                                                                                   MAXIMUM ADVISORY
                                                                                                      FEE RATES
                              ANNUAL RATE/NET ASSETS PER           MAXIMUM ADVISORY FEE RATE       COMMITTED UNTIL
       FUND NAME                  ADVISORY AGREEMENT                 AFTER JANUARY 1, 2005              DATE
------------------------   ---------------------------------   ---------------------------------   ----------------
AIM V.I. Core Stock Fund   0.75% of average daily net assets    0.695% of the first $250 million      12/31/2009
                                                                  0.67% of the next $250 million
                                                                 0.645% of the next $500 million
                                                                  0.62% of the next $1.5 billion
                                                                 0.595% of the next $2.5 billion
                                                                  0.57% of the next $2.5 billion
                                                                 0.545% of the next $2.5 billion
                                                                    0.52% of the excess over $10
                                                                                         billion

AIM V.I. Dynamics Fund     0.75% of average daily net assets    0.745% of the first $250 million      06/30/2006
                                                                  0.73% of the next $250 million
                                                                 0.715% of the next $500 million
                                                                  0.70% of the next $1.5 billion
                                                                 0.685% of the next $2.5 billion
                                                                  0.67% of the next $2.5 billion
                                                                 0.655% of the next $2.5 billion
                                                                    0.64% of the excess over $10
                                                                                         billion

AIM V.I. Financial         0.75% of average daily net assets     0.75% of the first $250 million      06/30/2006
Services Fund
                                                                  0.74% of the next $250 million
                                                                  0.73% of the next $500 million
                                                                  0.72% of the next $1.5 billion
                                                                  0.71% of the next $2.5 billion
                                                                  0.70% of the next $2.5 billion
                                                                  0.69% of the next $2.5 billion
                                                                    0.68% of the excess over $10
                                                                                         billion

AIM V.I. Health Sciences   0.75% of average daily net assets     0.75% of the first $250 million      06/30/2006
Fund
                                                                  0.74% of the next $250 million
                                                                  0.73% of the next $500 million
                                                                  0.72% of the next $1.5 billion
                                                                  0.71% of the next $2.5 billion
                                                                  0.70% of the next $2.5 billion
                                                                  0.69% of the next $2.5 billion
                                                                    0.68% of the excess over $10
                                                                                         billion

AIM V.I. Leisure Fund      0.75% of average daily net assets     0.75% of the first $250 million      06/30/2006
                                                                  0.74% of the next $250 million
                                                                  0.73% of the next $500 million
                                                                  0.72% of the next $1.5 billion
                                                                  0.71% of the next $2.5 billion
                                                                  0.70% of the next $2.5 billion
                                                                  0.69% of the next $2.5 billion
                                                                    0.68% of the excess over $10
                                                                                         billion

                                                                                                   MAXIMUM ADVISORY
                                                                                                      FEE RATES
                              ANNUAL RATE/NET ASSETS PER           MAXIMUM ADVISORY FEE RATE       COMMITTED UNTIL
       FUND NAME                  ADVISORY AGREEMENT                 AFTER JANUARY 1, 2005              DATE
------------------------   ---------------------------------   ---------------------------------   ----------------
AIM V.I. Small Company     0.75% of average daily net assets    0.745% of the first $250 million      06/30/2006
Growth Fund
                                                                  0.73% of the next $250 million
                                                                 0.715% of the next $500 million
                                                                  0.70% of the next $1.5 billion
                                                                 0.685% of the next $2.5 billion
                                                                  0.67% of the next $2.5 billion
                                                                 0.655% of the next $2.5 billion
                                                                    0.64% of the excess over $10
                                                                                         billion

AIM V.I. Technology Fund   0.75% of average daily net assets     0.75% of the first $250 million      06/30/2006
                                                                  0.74% of the next $250 million
                                                                  0.73% of the next $500 million
                                                                  0.72% of the next $1.5 billion
                                                                  0.71% of the next $2.5 billion
                                                                  0.70% of the next $2.5 billion
                                                                  0.69% of the next $2.5 billion
                                                                    0.68% of the excess over $10
                                                                                         billion

AIM V.I. Total Return      0.75% of average daily net assets    0.62% of the first $250  million      06/30/2006
Fund
                                                                 0.605% of the next $250 million
                                                                  0.59% of the next $500 million
                                                                 0.575% of the next $1.5 billion
                                                                  0.56% of the next $2.5 billion
                                                                 0.545% of the next $2.5 billion
                                                                  0.53% of the next $2.5 billion
                                                                   0.515% of the excess over $10
                                                                                         billion

AIM V.I. Utilities Fund    0.60% of average daily net assets   The current advisory fee schedule      06/30/2006
                                                               is lower than the uniform fee
                                                                schedule at all asset levels.



Prior to April 30, 2004, INVESCO served as investment advisor to the Funds. During the periods outlined in the table below, the Funds paid AIM (INVESCO prior to April 30, 2004) advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO.



For the last three fiscal periods ended December 31, the management fees payable by each Fund, the amounts waived by AIM (INVESCO prior to April 30, 2004) and the net fee paid by each Fund were as follows:



                                                    Management
                                    Management    Fee Waivers and   Net Management
                                    Fee Payable    Reimbursements     Fee Paid
                                    -----------   ---------------   --------------
AIM V.I. Core Stock Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003            750,363   $         1,412   $    748,951
Year Ended December 31, 2002            877,631                 0        877,631

AIM V.I. Dynamics Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003          1,023,701            16,682      1,007,019
Year Ended December 31, 2002          1,051,264                 0      1,051,264

AIM V.I. Financial Services Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003          1,246,039             1,189      1,244,850
Year Ended December 31, 2002          1,267,644                 0      1,267,644

AIM V.I. Health Sciences Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003          2,027,613               102      2,027,511
Year Ended December 31, 2002          2,156,447                 0      2,156,447

AIM V.I. Leisure Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003            124,471            62,608           61,863
Period Ended December 31, 2002(1)        14,113            46,676          (32,563)

AIM V.I. Small Company Growth Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003            299,443            18,166          281,277
Year Ended December 31, 2002            256,595            12,943          243,652

AIM V.I. Technology Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003          1,027,939             1,660        1,026,279
Year Ended December 31, 2002          1,191,165                 0        1,191,165

AIM V.I. Total Return Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003            113,552            51,446           62,106
Year Ended December 31, 2002            154,432            24,634          129,798

AIM V.I. Utilities Fund
Year Ended December 31, 2004        $             $                 $
Year Ended December 31, 2003            258,226               263          257,963
Year Ended December 31, 2002            155,471             5,254          150,217



AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.



AIM has voluntarily agreed to waive a portion of advisory fees payable to each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."



AIM has contractually agreed through April 30, 2006, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board, and increases in expenses due to expense offset arrangements, if any) for Series I shares of each Fund to the extent necessary to limit the total operating expenses of each series to 1.30%. Such contractual fee waivers or reductions may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.



AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled "The Investment Advisor" and in each Fund's Prospectus.



SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all


-----------

(1) For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.



AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.



THE SUB-ADVISORY AGREEMENT



AIM has entered into a Master Sub-Advisory contract with INVESCO Institutional to provide investment sub-advisory services to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund.



INVESCO Institutional is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). INVESCO Institutional provides investment supervisory services on both discretionary and non-discretionary bases to pension and profit sharing plans, endowments and educational institutions, investment companies, insurance companies, and individuals and personal holding companies.



AIM and INVESCO Institutional are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).



For the services to be rendered by INVESCO Institutional under its Master Sub-Advisory Contract, the Advisor will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of each Fund. On an annual basis, the sub-advisory fee is equal to 40% of the Advisor's compensation on the sub-advised assets per year.



      PORTFOLIO MANAGERS. Appendix B contains the following information regarding the portfolio managers identified in each Fund's prospectus:



            -     The dollar range of the manager's investments in each Fund.



            -     A description of the manager's compensation structure.



            - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.



ADMINISTRATIVE SERVICES AGREEMENT



AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Trust's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contract owners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contract owners; distribution to existing Contract owners copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contract owner services and communication. The Funds have agreed to reimburse AIM for its costs in reimbursing the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.25% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by AIM to a Participating Insurance Company in excess of 0.25% of the average net assets invested in each Fund are paid by AIM out of its own financial resources.



INVESCO served as the Former INVESCO VIF Funds' administrative services agent until April 30, 2004. For the periods outlined in the table below, the Funds paid the following fees to AIM and INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO).



                                                          Administrative
                                                              Services
                                                          --------------
AIM V.I. CORE STOCK FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                  275,129
Year Ended December 31, 2002                                  320,096

AIM V.I. DYNAMICS FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                  371,708
Year Ended December 31, 2002                                  381,447

AIM V.I. FINANCIAL SERVICES FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                  450,267
Year Ended December 31, 2002                                  457,901

AIM V.I. HEALTH SCIENCES FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                  726,423
Year Ended December 31, 2002                                  771,945

AIM V.I. LEISURE FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                   53,980
Period Ended December 31, 20021                                11,653

AIM V.I. SMALL COMPANY GROWTH FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                  115,803
Year Ended December 31, 2002                                  100,664

AIM V.I. TECHNOLOGY FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                  373,205
Year Ended December 31, 2002                                  430,878


-------------

(1) For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

                                                          Administrative
                                                              Services
                                                          --------------
AIM V.I. TOTAL RETURN FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                   50,122
Year Ended December 31, 2002                                   64,566

AIM V.I. UTILITIES FUND
Year Ended December 31, 2004                                 $
Year Ended December 31, 2003                                  124,050
Year Ended December 31, 2002                                   78,666



AIM is entitled to reimbursement by a Fund for any fees waived pursuant to expense limitation commitments between AIM and the Funds if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after AIM incurred the expense.



TRANSFER AGENCY AGREEMENT



AIM Investment Services, Inc. ("AIS" formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds. Prior to October 1, 2003, INVESCO served as transfer agent to the Funds.



The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.



                             OTHER SERVICE PROVIDERS



CUSTODIAN



State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds.



The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.



Under their contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

AUDITORS



The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected Auditors and address, as the independent public accountants to audit the financial statements of the Funds.



Counsel to the Trust. Foley & Lardner, LLP, Washington, D.C., has advised the Trust on certain federal securities law matters.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES



The following discussion applies to AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I. Health Sciences Fund, AIM V.I. Leisure Fund, AIM V.I. Small Company Growth Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund.



BROKERAGE TRANSACTIONS



      AIM makes decisions to buy and sell securities for the Funds, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.



      Some of the securities in which the Funds invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.



      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.



COMMISSIONS



The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Funds may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.



BROKERAGE SELECTION



      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities.

Accordingly, in recognition of research services provided to it, the Funds may pay a broker higher commissions than those available from another broker.



      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include providing electronic communications of trade information, providing custody services, as well as providing equipment used to communicate research information providing specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, arranging meetings with management of companies, and providing access to consultants who supply research information.



      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.



      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.



      AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the AIM Funds to their clients, or that act as agent in the purchase of the AIM Funds' shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.



ALLOCATION OF PORTFOLIO TRANSACTIONS



      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by the Funds and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Funds and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Funds and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Funds' ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.



      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to an AIM Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.



Allocation of Initial Public Offering ("IPO") Transactions



      Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, to allocate such transactions in accordance with the following procedures:



      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size.



The following discussion applies to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund.



As the investment sub-advisor to the Funds, the Sub-Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.



While the Sub-Advisor seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. The Sub-Advisor is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, the Sub-Advisor considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. The Sub-Advisor has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.



In seeking to ensure that the commissions charged the Funds are consistent with prevailing and reasonable commissions, the Sub-Advisor monitors brokerage industry practices ad commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.



Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Sub-Advisor may select brokers that provide research services to the Sub-Advisor and the Trust, as well as other mutual funds and other accounts managed by the Sub-Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to the Sub-Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds. Conversely, the Funds receive benefits of research acquired through the brokerage transactions of other clients of the Sub-Advisor.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to its clients, or that act as agent in the purchase of each Fund's shares for its clients.



BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS



The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the fiscal years outlined in the table below were:



AIM V.I. CORE STOCK FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                               45,444
Year Ended December 31, 2002                              390,043

AIM V.I. DYNAMICS FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                              276,545
Year Ended December 31, 2002                              589,360

AIM V.I. FINANCIAL SERVICES FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                              107,416
Year Ended December 31, 2002                              475,588

AIM V.I. HEALTH SCIENCES FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                              188,913
Year Ended December 31, 2002                            1,017,384

AIM V.I. LEISURE FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                               12,212
Period Ended December 31, 2002(1)                           9,442

AIM V.I. SMALL COMPANY GROWTH FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                              137,507
Year Ended December 31, 2002                              235,721

AIM V.I. TECHNOLOGY FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                              153,086
Year Ended December 31, 2002                              796,880

AIM V.I. TOTAL RETURN FUND
Year Ended December 31, 2004                       $
Year Ended December 31, 2003                                2,476
Year Ended December 31, 2002                               93,522


------------


(1) For the period from April 30, 2002 (date operation commenced) to December 31, 2002

AIM V.I. UTILITIES FUND
-----------------------
Year Ended December 31, 2004        $
Year Ended December 31, 2003            57,944
Year Ended December 31, 2002           169,221



Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.



During the last year ended December 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM and INVESCO with certain research, statistics and other information:



                                      TRANSACTIONS
              FUND                       AMOUNT       COMMISSIONS
              ----                       ------       -----------
AIM V.I. Core Stock Fund              $               $
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Health Sciences Fund
AIM V.I. Leisure Fund
AIM V.I. Small Company Growth Fund
AIM V.I. Technology Fund
AIM V.I. Utilities Fund



REGULAR BROKERS OR DEALERS



At December 31, 2004, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:



                                                                                 Value of Securities
           Fund                              Broker or Dealer                    at December 31, 2004
           ----                              ----------------                    --------------------
AIM V.I. Core Stock Fund              Goldman Sachs Group                        $          2,458,377
                                      Morgan Stanley                             $          1,932,858
AIM V.I. Dynamics Fund                Lehman Brothers Holdings Inc.              $            800,462
AIM V.I. Financial Services Fund      Bear Stearns Cos. Inc. (The)               $          3,174,015
                                      Goldman Sachs Group, Inc. (The)            $          5,114,214
                                      Lehman Brothers Holdings Inc.              $          8,679,528
                                      Merrill Lynch & Co., Inc.                  $         10,897,170
                                      Morgan Stanley                             $          1,244,205
AIM V.I. Small Company Growth Fund    Raymond James Financial, Inc.              $            452,400
AIM V.I. Total Return Fund            Goldman Sachs Group, Inc.                  $            229,054
                                      Morgan Stanley                             $            180,554

                                                                                 Value of Securities
           Fund                              Broker or Dealer                    at December 31, 2004
           ----                              ----------------                    --------------------
                                      Goldman Sachs Group, Inc. (The) (Bond &    $             67,911
                                      Notes)
                                      Lehman Brothers Holdings, Inc. (Bond &     $             49,563
                                      Notes)
                                      Morgan Stanley                             $             50,720
                                      (Bond & Notes)



Neither AIM nor INVESCO or any affiliate of AIM and INVESCO receive any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between AIM nor INVESCO or any person affiliated with AIM nor INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.



ALLOCATION OF PORTFOLIO TRANSACTIONS



AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.



Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.



ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS



      Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPO's by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, and to allocate such transactions in accordance with the following procedures:



      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts on a pro rata basis based on order size.

      The requirement of pro-rata allocation is subject to limited exceptions - such as when the Funds or accounts are subject to special investment objections or size constraints on investment positions.



                        PURCHASE AND REDEMPTION OF SHARES



The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.


The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.


The Board monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.



Calculation of Net Asset Value



      Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.



      Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.



      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readilyavailable, or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



      Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the independent pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.



      Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

Payments to Participating Insurance Companies



AIM or AIM Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies as an incentive to promote the Funds and/or to retain Participating Insurance Companies' assets in the Funds. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM or AIM Distributors may also make other cash payments to Participating Insurance Companies in addition to or in lieu of Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in AIM's or AIM Distributors' discretion. In certain cases these other payments could be significant to the Participating Insurance Companies. Any payments described above will not change the price paid by Participating Insurance Companies for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. AIM or AIM Distributors determines the cash payments described above in its discretion in response to requests from Participating Insurance Companies, based on factors it deems relevant. Participating Insurance Companies may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



It is the present policy of the Funds to declare and distribute dividends representing substantially all net investment income as follows:



                                                                         DIVIDENDS  DIVIDENDS
                                                                         DECLARED      PAID
                                                                         ---------  ---------
AIM V.I. Core Stock Fund...............................................  annually   annually
AIM V.I. Dynamics Fund.................................................  annually   annually
AIM V.I. Financial Services Fund.......................................  annually   annually
AIM V.I. Health Sciences Fund..........................................  annually   annually
AIM V.I. Leisure Fund..................................................  annually   annually
AIM V.I. Small Company Growth Fund.....................................  annually   annually
AIM V.I. Technology Fund...............................................  annually   annually
AIM V.I. Total Return Fund.............................................  annually   annually
AIM V.I. Utilities Fund................................................  annually   annually



All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.



It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.



It is the present policy of each Fund to declare and pay net investment income dividends and capital gain distributions. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gain to separate accounts of participating life insurance companies. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.



TAX MATTERS



The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.



Each series of shares of each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its investment company taxable income and net capital gain.



In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.



The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.



Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.



Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.



Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).



The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.



As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income for the taxable year; and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.



Each Fund intends to comply with the diversification requirements imposed by
Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.



                           DISTRIBUTION OF SECURITIES



DISTRIBUTION PLAN



The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.



The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Series II shares of the Funds. Distribution activities appropriate for financing under the Plan include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to the Fund; expenses of training sales personnel regarding the Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of AIM Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and the costs of administering the Plan.



Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").



AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.



AIM Distributors has contractually agreed through April 30, 2006, to reimburse Rule 12b-1 distribution plan fees for Series II shares of the Funds to the extent necessary to limit Series II shares total annual fund operating expenses to 1.45%.



AIM Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, AIM Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. AIM Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of AIM Distributors.



See Appendix G for a list of the amounts paid by Series II shares to AIM Distributors pursuant to the Plan for the year, or period, ended December 31, 2004 and Appendix H for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2004.



As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class of the Funds and its respective shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust's liquidity needs and helping to increase the Trust's investment flexibility.



Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires AIM Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.

Any change in the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.



DISTRIBUTOR



The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Funds."



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.



The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.



                         CALCULATION OF PERFORMANCE DATA



Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.



Average Annual Total Return Quotation



Certain Funds may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Series II shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Series I shares at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Series II shares since their inception and the restated historical performance of the Funds' Series I shares (for periods prior to inception of the Series II shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Series II shares.



A restated or blended performance calculation may be used to derive the following for all Funds: (i) standardized average annual total returns over one, five and ten years (or since inception if less than ten years) and (ii) non-standardized cumulative total returns over a stated period.



      The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV



Where P     =     a hypothetical initial payment of $1,000;
      T     =     average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods);
      n     =     number of years; and
      ERV   =     ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).



Average annual total returns for each Fund, with respect to its Series I shares and Series II for the one-, five-, and since inception periods ended December 31, 2004, was:



                                                     Since     Inception
Name of Fund                        1 Year  5 Year  Inception    Date
------------                        ------  ------  ---------    ----
AIM V.I. Core Stock Fund
      Series I                        %       %         %       08/09/94
      Series II*                      %       %         %       04/30/04
AIM V.I. Dynamics Fund
      Series I                        %       %         %       08/22/97
      Series II*                      %       %         %       04/30/04
AIM V.I. Financial Services Fund
      Series I                        %      N/A        %       09/20/97
      Series II*                      %      N/A        %       04/30/04
AIM V.I. Health Sciences Fund
      Series I                        %       %         %       05/21/97
      Series II*                      %       %         %       04/30/04
AIM V.I. Leisure Fund
      Series I                        %      N/A        %       04/30/04
      Series II                       %      N/A        %       04/30/04
AIM V.I. Small Company Growth Fund
      Series I                        %       %         %       08/22/97
      Series II*                      %       %         %       04/30/04

AIM V.I. Technology Fund
      Series I                        %       %         %       05/20/97
      Series II*                      %       %         %       04/30/04
AIM V.I. Total Return Fund
      Series I                        %       %         %       06/01/94
      Series II*                      %       %         %       04/30/04
AIM V.I. Utilities Fund
      Series I                        %       %         %       12/30/94
      Series II*                      %       %         %       04/30/04



Performance Information



All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would


-------------------------
* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004.

reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.



From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.



Certain Funds may participate in the initial public offering (IPO) market in some market cycles. For a fund with a small asset base, any investment such Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.



The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.



In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.



In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broadbased Lipper general fund groupings:



                                                Lipper Mutual
Fund                                            Fund Category
AIM V.I. Core Stock Fund                        Large-Cap Core Funds
AIM V.I. Dynamics Fund                          Mid-Cap Growth Funds
AIM V.I. Financial Services Fund                Financial Services Funds
AIM V.I. Health Sciences Fund                   Health/Biotechnology Funds
AIM V.I. Leisure Fund                           None
AIM V.I. Small Company Growth Fund              Small-Cap Growth Funds
AIM V.I. Technology Fund                        Science and Technology Funds
AIM V.I. Total Return Fund                      Balanced Funds
AIM V.I. Utilities Fund                         Utility Funds



Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:



American Association of Individual Investors' Journal
Arizona Republic
Banxquote

Barron's
Bloomberg News
Boston Globe
Business Week
CNBC
CNN
Chicago Sun-Times
Chicago Tribune
Denver Business Journal
Denver Post
Dow Jones News Wire
Financial Times
Forbes
Fortune
Ibbotson Associates, Inc.
Institutional Investor
Investor's Business Daily
Kiplinger's Personal Finance
Lipper Inc.'s Mutual Fund Performance Analysis
Los Angeles Times
Money Magazine
Morningstar
Mutual Funds Magazine
New York Times
Rocky Mountain News
Smart Money
The Bond Buyer
Time
U.S. News and World Report
USA Today
Wall Street Journal
Wiesenberger Investment Companies Services



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



      On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the SEC, the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, AIM Distributors (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that AIM Distributors violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



      Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and AIM Distributors agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and AIM Distributors will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



      Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.



      The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.



                   REGULATORY INQUIRIES AND PENDING LITIGATION



      The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.



      As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



               Ongoing Regulatory Inquiries Concerning IFG and AIM



      IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, NASD, the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



      AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.



      Private Civil Actions Alleging Market Timing



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix I-1.



      All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix I-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix I-1.



      Private Civil Actions Alleging Improper Use of Fair Value Pricing



      Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws;
(ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix I-2.



      Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix I-3.



      Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



      Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix I-4.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix I-5.

      Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



      A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix I-6.

                                   APPENDIX A



                           RATINGS OF DEBT SECURITIES



The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:



                         MOODY'S LONG-TERM DEBT RATINGS



Moody's corporate ratings areas follows:



Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.



A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



MOODY'S SHORT-TERM PRIME RATING SYSTEM



Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.



Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.



Prime-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.



Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.



Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.



Moody's municipal ratings are as follows:



Moody's U.S. Long-Term Municipal Bond Rating Definitions



Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.



Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.



Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.



Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:    Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.



Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.



Ba:   Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.



B:    Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.



Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.



Ca:   Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.



C:    Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.



Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.



MOODY'S MIG/VMIG US SHORT-TERM RATINGS



In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.



In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.



In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.



MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.



Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.



MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.



MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.



STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS



Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.



S&P describes its ratings for corporate and municipal bonds as follows:



AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.



A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.



BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



NR: Not Rated.



S&P Dual Ratings



S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.



The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

S&P COMMERCIAL PAPER RATINGS



An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.



These categories are as follows:



A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



B:    Issues rated 'B' are regarded as having only speculative capacity for timely payment.



C:    This rating is assigned to short-term debt obligations with a doubtful capacity for payment.



D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.



S&P SHORT-TERM MUNICIPAL RATINGS



An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).



Note rating symbols are as follows:



SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.



SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



SP-3:     Speculative capacity to pay principal and interest.



                         FITCH LONG-TERM CREDIT RATINGS



Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.



Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.



Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.



Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.



The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.



Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.



Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.



AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.



AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.



A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.



Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.



NR: Indicates that Fitch does not rate the specific issue.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.



Ratingwatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.



Fitch Speculative Grade Bond Ratings



BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.



B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.



CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.



CC: Default of some kind appears probable.



C: Bonds are in imminent default in payment of interest or principal. DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.



                         FITCH SHORT-TERM CREDIT RATINGS



The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.



F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."



F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.



F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.



C:    High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.



D:    Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B



                               PORTFOLIO MANAGERS



                             As of December 31, 2004



                            INVESTMENTS IN EACH FUND



      Shares of each Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Because individuals cannot directly purchase or otherwise invest in shares of any of the Funds, the portfolio managers listed below do not have investments in the corresponding Funds that they manage.



             NAME OF PORTFOLIO MANAGER            DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
                                   AIM V.I. Core Stock Fund
John W. Ferreby                                                           None
Carl W. Hafele                                                            None
Richard E. Herrmann                                                       None
J. Jeffrey Krumpelman                                                     None
Alfred H. Shepard                                                         None
                                    AIM V.I. Dynamics Fund
Michael Chapman                                                           None
Paul J. Rasplicka                                                         None
                               AIM V.I. Financial Services Fund
Michael J. Simon                                                          None
Meggan M. Walsh                                                           None
                                AIM V.I. Health Sciences Fund
Kirk L. Anderson                                                          None
Bryan A. Unterhalter                                                      None
Michael Yellen                                                            None
                                    AIM V.I. Leisure Fund
Mark Greenberg                                                            None
                             AIM V.I. Small Company Growth Fund
Jay K. Rushin                                                             None
                                   AIM V.I. Technology Fund
Michelle Fenton                                                           None
William Keithler                                                          None



---------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

             NAME OF PORTFOLIO MANAGER       DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
             -------------------------       -------------------------------------------
                               AIM V.I. TOTAL RETURN FUND
Kenneth R. Bowling                                                        None
John W. Ferreby                                                           None
Carl W. Hafele                                                            None
Richard E. Herrmann                                                       None
Steve Johnson                                                             None
Richard J. King                                                           None
J. Jeffrey Krumpelman                                                     None
Alfred H. Shepard                                                         None
                                 AIM V.I. UTILITIES FUND
John Segner                                                               None



Description of Compensation Structure



AIM ADVISORS, INC.



      AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.



      High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the



--------------
(1) This column reflects investments in a Funds shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

      Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



INVESCO INSTITUTIONAL, (N.A.) INC.



Each portfolio manager's compensation consists of the following five elements:



- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.



- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups.. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.



- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS



                             As of December 31, 2004



      AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.



NAME OF PORTFOLIO MANAGER       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                   MANAGER AND TOTAL ASSETS BY CATEGORY
-------------------------       --------------------------------------------
                          AIM V.I. CORE STOCK FUND
John W. Ferreby
Carl W. Hafele
Richard E. Herrmann
J. Jeffrey Krumpelman
Alfred H. Shepard
                             AIM V.I. DYNAMICS FUND
Michael Chapman
Paul J. Rasplicka
                        AIM V.I. FINANCIAL SERVICES FUND
Michael J. Simon
Meggan M. Walsh
                         AIM V.I. HEALTH SCIENCES FUND
Kirk L. Anderson
Bryan A. Unterhalter
Michael Yellen
                             AIM V.I. LEISURE FUND
Mark Greenberg
                       AIM V.I. SMALL COMPANY GROWTH FUND
Jay K. Rushin
                            AIM V.I. TECHNOLOGY FUND
Michelle Fenton
William Keithler

                                NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
NAME OF PORTFOLIO MANAGER          MANAGER AND TOTAL ASSETS BY CATEGORY
-------------------------       --------------------------------------------
                           AIM V.I. TOTAL RETURN FUND
Kenneth R. Bowling
John W. Ferreby
Carl W. Hafele
Richard E. Herrmann
Stephen M. Johnson
Richard J. King
J. Jeffrey Krumpelman
Alfred H. Shepard
                            AIM V.I. UTILITIES FUND
John Segner



Potential Conflicts of Interest



      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:



- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.



- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



- With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



- Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



      AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX C
                              TRUSTEES AND OFFICERS



                             As of December 31, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                   TRUSTEE
      NAME, YEAR OF BIRTH          AND/OR                                                          OTHER
     AND POSITION(S) HELD          OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5         DIRECTORSHIP(S)
        WITH THE TRUST              SINCE                       YEARS                           HELD BY TRUSTEE
     --------------------          -------        -------------------------------------         ---------------
INTERESTED PERSONS

 Robert H. Graham(1) --  1946       1993      Director and Chairman, A I M Management Group     None
 Trustee, Vice Chair and                      Inc. (financial services holding company);
 President                                    Director and Vice Chairman, AMVESCAP PLC; and
                                              Chairman, AMVESCAP PLC -  AIM Division (parent
                                              of AIM and a global investment management firm)

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.; Director,
                                              Chairman and President, A I M Advisors, Inc.
                                              (registered investment advisor); Director and
                                              Chairman, A I M Capital Management, Inc.
                                              (registered investment advisor), A I M
                                              Distributors, Inc. (registered broker dealer),
                                              AIM Investment Services, Inc. (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief Executive
                                              Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003      Director, President and Chief Executive           None
Trustee and Executive Vice                    Officer, A I M Management Group Inc. (financial
President                                     services holding company); Director, Chairman
                                              and President, A I M Advisors, Inc. (registered
                                              investment advisor); Director, A I M Capital
                                              Management, Inc. (registered investment
                                              advisor) and A I M Distributors, Inc.
                                              (registered broker dealer), Director and
                                              Chairman, AIM Investment Services, Inc.
                                              (registered transfer agent), Fund



--------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE
      NAME, YEAR OF BIRTH          AND/OR                                                          OTHER
     AND POSITION(S) HELD          OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5         DIRECTORSHIP(S)
        WITH THE TRUST              SINCE                       YEARS                           HELD BY TRUSTEE
     --------------------          -------        -------------------------------------         ---------------
                                              Management Company (registered broker dealer)
                                              and INVESCO Distributors, Inc.; and Chief
                                              Executive Officer, AMVESCAP PLC - AIM Division
                                              (parent of AIM and a global investment
                                              management firm)

                                              Formerly: Director, Chairman,
                                              President and Chief Executive Officer, INVESCO
                                              Funds Group, Inc.; President and Chief
                                              Executive Officer, INVESCO Distributors, Inc.;
                                              and Chief Executive Officer, AMVESCAP PLC -
                                              Managed Products

INDEPENDENT TRUSTEES

Bruce L. Crockett(3)-- 1944         1993      Chairman, Crockett Technology Associates          ACE Limited (insurance
Trustee and Chair                             (technology consulting company)                   company); and Captaris,
                                                                                                Inc. (unified messaging
                                                                                                provider)

Bob R. Baker - 1936                 2004      Retired                                           None
Trustee

Frank S. Bayley -- 1939             2001      Retired                                           Badgley Funds, Inc.
Trustee                                       Formerly:  Partner, law firm of Baker & McKenzie  (registered investment company)

James T. Bunch - 1942               2004      Co-President and Founder, Green, Manning &        None
Trustee                                       Bunch Ltd. (investment banking firm); and
                                              Director, Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation

Albert R. Dowden --  1941           2000      Director of a number of public and private        Cortland Trust, Inc.
Trustee                                       business corporations, including the Boss         (Chairman) (registered
                                              Group, Ltd. (private investment and management)   investment company);
                                              and Magellan Insurance Company                    and Annuity and Life Re
                                                                                                (Holdings), Ltd.
                                              Formerly: Director, President and Chief           (insurance
                                              Executive Officer, Volvo Group North America,
                                              Inc.; Senior Vice President, AB





-----------------
(3) Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                                  TRUSTEE
      NAME, YEAR OF BIRTH          AND/OR                                                           OTHER
     AND POSITION(S) HELD         OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5          DIRECTORSHIP(S)
        WITH THE TRUST             SINCE                       YEARS                            HELD BY TRUSTEE
     --------------------         -------        -------------------------------------          ---------------
                                              Volvo; and director of various affiliated Volvo   company)
                                              companies

Edward K. Dunn, Jr. -- 1935         1998      Retired                                           None
Trustee                                       Formerly: Chairman, Mercantile Mortgage Corp.;
                                              President and  Chief Operating Officer,
                                              Mercantile-Safe Deposit & Trust Co.; and
                                              President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              1997      Chief Executive Officer, Twenty First Century     Administaff, and
Trustee                                       Group, Inc. (government affairs company); and     Discovery Global
                                              Owner, Dos Angelos Ranch, L.P.                    Education Fund
                                              Formerly: Chief Executive Officer, Texana         (non-profit)
                                              Timber LP (sustainable forestry company)

Carl Frischling -- 1937             1993      Partner, law firm of Kramer Levin Naftalis and    Cortland Trust, Inc.
Trustee                                       Frankel LLP                                       (registered investment
                                                                                                company)
Gerald J. Lewis - 1933
Trustee                             2004      Chairman, Lawsuit Resolution Services (San        General Chemical Group,
                                              Diego, California)                                Inc.

Prema Mathai-Davis -- 1950          1998      Formerly:  Chief Executive Officer, YWCA of the   None
Trustee                                       USA

Lewis F. Pennock -- 1942            1993      Partner, law firm of Pennock & Cooper             None
Trustee

Ruth H. Quigley -- 1935             2001      Retired                                           None
Trustee

Louis S. Sklar (4) - 1939
Trustee                             1993      Executive Vice President, Development and         None
                                              Operations, Hines Interests Limited Partnership
                                              (real estate development company)



----------------
(4) Mr. Sklar retired effective December 31, 2004.

                                   TRUSTEE
    NAME, YEAR OF BIRTH             AND/OR                                                          OTHER
   AND POSITION(S) HELD            OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5         DIRECTORSHIP(S)
      WITH THE TRUST                SINCE                       YEARS                           HELD BY TRUSTEE
   --------------------            -------        -------------------------------------         ---------------
Larry Soll - 1942                   2004      Retired                                           None
Trustee

OTHER OFFICERS

Lisa O. Brinkley(5) -- 1959         2004      Senior Vice President, A I M Management Group     N/A
Senior Vice President and                     Inc. (financial services holding company);
Chief Compliance Officer                      Senior Vice President and Chief Compliance
                                              Officer, A I M Advisors, Inc.; Vice President
                                              and Chief Compliance Officer, A I M Capital
                                              Management, Inc., and Vice President, A I M
                                              Distributors, Inc.; AIM Investment Services,
                                              Inc. and Fund Management Company

                                              Formerly:  Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds;
                                              and Chief Compliance Officer, A I M
                                              Distributors, Inc.

Kevin M. Carome  -- 1956            2003      Director Senior Vice President, Secretary and
Senior Vice President,                        General Counsel, A I M Management Group Inc.
Chief Legal Officer and                       (financial services holding company) and A I M
Secretary                                     Advisors, Inc.; Director and Vice President,
                                              INVESCO Distributors, Inc.; Vice President, A I
                                              M Capital Management, Inc., and AIM Investment
                                              Services, Inc.; Director, Vice President and
                                              General Counsel, Fund Management Company; and
                                              Senior Vice President, A I M Distributors, Inc.

                                              Formerly:  Vice President, A I M Distributors,
                                              Inc.; Senior Vice President and General
                                              Counsel, Liberty Financial Companies, Inc.; and
                                              Senior Vice President and General Counsel,
                                              Liberty Funds Group, LLC

Robert G. Alley -- 1948             1993      Managing Director, Chief Fixed Income Officer     N/A
Vice President                                and Senior Investment Officer, A I M Capital
                                              Management, Inc.; and Vice President, A I M
                                              Advisors, Inc.



-----------------
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

                                   TRUSTEE
      NAME, YEAR OF BIRTH          AND/OR                                                          OTHER
     AND POSITION(S) HELD          OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5         DIRECTORSHIP(S)
        WITH THE TRUST              SINCE                       YEARS                           HELD BY TRUSTEE
     --------------------          -------        -------------------------------------         ---------------
Stuart W. Coco -- 1955              1993      Managing Director and Director of Money Market    N/A
Vice President                                Research and Special Projects, A I M Capital
                                              Management, Inc.; and Vice President, A I M
                                              Advisors, Inc.

Sidney M. Dilgren - 1961
Vice President and Treasurer        2004      Vice President and Fund Treasurer, A I M          N/A
                                              Advisors, Inc.

                                              Formerly:  Vice President, A I M Distributors,
                                              Inc.; and Senior Vice President, AIM Investment
                                              Services, Inc.

J. Philip Ferguson(6) - 1945        2005      Senior Vice President and Chief Investment        N/A
Vice President                                Officer, A I M Advisors Inc.; Director,
                                              Chairman, Chief Executive Officer, President
                                              and Chief Investment Officer, A I M Capital
                                              Management, Inc; Executive Vice President, A I
                                              M Management Group Inc.; Director, Chairman and
                                              President, AIM Alternative Asset Advisors,
                                              Inc.; Director and President, AIM Alternative
                                              Asset Management Company, Inc.; and Chairman
                                              and Chief Executive Officer, AIM Private Asset
                                              Management, Inc.

                                              Formerly:  Senior Vice President, AIM Private
                                              Asset Management, Inc.; Chief Equity Officer,
                                              and Senior Investment Officer, A I M Capital
                                              Management, Inc.; and Managing Partner, Beutel,
                                              Goodman Capital Management

Mark D. Greenberg -- 1957           2004      Senior Portfolio Manager, A I M Advisors, Inc.    N/A
Vice President
                                              Formerly:  Senior Vice President and Senior
                                              Portfolio Manager, INVESCO Institutional
                                              (N.A.), Inc.

William R. Keithler -- 1952         2004      Senior Portfolio Manager, A I M Advisors, Inc.    N/A
Vice President
                                              Formerly:  Senior Vice President, Director of
                                              Sector Management and Senior Portfolio Manager,
                                              INVESCO Institutional (N.A.), Inc.



------------------
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

                                   TRUSTEE
      NAME, YEAR OF BIRTH          AND/OR                                                          OTHER
     AND POSITION(S) HELD          OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5         DIRECTORSHIP(S)
        WITH THE TRUST              SINCE                       YEARS                           HELD BY TRUSTEE
     --------------------          -------        -------------------------------------         ---------------
Karen Dunn Kelley -- 1960           1998      Director of Cash Management, Managing Director    N/A
Vice President                                and Chief Cash Management Officer, A I M
                                              Capital Management, Inc.;  Director and
                                              President, Fund Management Company; and Vice
                                              President, A I M Advisors, Inc.

Edgar M. Larsen(7) -- 1940          1999      Executive Vice President, A I M Management        N/A
Vice President                                Group Inc.; Senior Vice President, A I M
                                              Advisors, Inc.; and Chairman, President,
                                              Director of Investments, Chief Executive
                                              Officer and Chief Investment Officer, A I M
                                              Capital Management, Inc.

                                              Formerly:  Director, A I M Advisors, Inc.,
                                              A I M Management Group Inc. and A I M Capital
                                              Management, Inc.



------------------
(7) Mr. Larsen retired effective December 31, 2004.

                        TRUSTEE OWNERSHIP OF FUND SHARES
                             AS OF DECEMBER 31, 2004



                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED
                                                                    INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY         TRUSTEE IN THE AIM FAMILY OF FUNDS
    NAME OF TRUSTEE                SECURITIES PER FUND (8)             --(Registered Trademark)--
    ---------------                -----------------------        ------------------------------------
Robert H. Graham                            -0-                              Over $100,000
Mark H. Williamson                          -0-                              Over $100,000
Bob R. Baker                                -0-                              Over $100,000
Frank S. Bayley                             -0-                            $50,001 - $100,000
James T. Bunch                              -0-                              Over $100,000
Bruce L. Crockett                           -0-                            $10,001 - $50,000
Albert R. Dowden                            -0-                              Over $100,000
Edward K. Dunn, Jr.                         -0-                             Over $100,000(9)
Jack M. Fields                              -0-                             Over $100,000(9)
Carl Frischling                             -0-                             Over $100,000(9)
Gerald J. Lewis                             -0-                            $50,001 - $100,000
Prema Mathai-Davis                          -0-                               $1 - $10,000
Lewis F. Pennock                            -0-                            $50,001 - $100,000
Ruth H. Quigley                             -0-                               $1 - $10,000
Louis S. Sklar                              -0-                             Over $100,000(9)
Larry Soll                                  -0-                              Over $100,000



------------------
(8) During the above period, no Trustee had any equity securities in the Funds.



(9) Includes the total amount of compensation deferred by the trustee at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D



                           TRUSTEE COMPENSATION TABLE



      Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:



                                                         RETIREMENT        ESTIMATED
                                                          BENEFITS      ANNUAL BENEFITS           TOTAL
                                       AGGREGATE           ACCRUED      UPON RETIREMENT       COMPENSATION
                                   COMPENSATION FROM       BY ALL         FROM ALL AIM        FROM ALL AIM
         TRUSTEE                    THE TRUST(1)(2)     AIM FUNDS(3)         FUNDS(4)          FUNDS(5)(6)
         -------                   -----------------    ------------    ---------------       ------------
Bob R. Baker                            $26,712           $198,871         $144,786            $189,750
Frank S. Bayley                          29,676            175,241          112,500             193,500
James T. Bunch                           26,098            143,455          112,500             186,100
Bruce L. Crockett                        34,592             75,638          112,500             223,500
Albert R. Dowden                         29,514             93,210          112,500             192,500
Edward K. Dunn, Jr.                      29,676            133,390          112,500             193,500
Jack M. Fields                           28,447             48,070          112,500             186,000
Carl Frischling(7)                       28,322             62,040          112,500             185,000
Gerald J. Lewis                          26,098            143,455          112,500             186,000
Prema Mathai-Davis                       29,062             55,768          112,500             189,750
Lewis F. Pennock                         28,447             80,777          112,500             186,000
Ruth H. Quigley                          29,062            154,767          112,500             189,750
Louis S. Sklar(8)                        28,447            115,160          101,250             186,000
Larry Soll                               26,098            184,356          130,823             186,000



----------------
(1) Amounts shown are based on the fiscal year ended December 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2004, including earnings, was $101,508.



(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From the Trust" above does not include $5,770 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended December 31, 2004.



(3) During the fiscal year ended December 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $132,892.



(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(5) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.



(7) During the fiscal year ended December 31, 2004 the Trust paid $____________ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(8)  Mr. Sklar retired as a trustee on December 31, 2004.

                                   APPENDIX E



                          PROXY POLICIES AND PROCEDURES



THE PROXY VOTING POLICIES APPLICABLE TO EACH FUND (EXCEPT AIM V.I. CORE STOCK FUND AND AIM V.I. TOTAL RETURN FUND) FOLLOW:



(AS AMENDED SEPTEMBER 16, 2004)



A.    PROXY POLICIES



      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



      I.    BOARDS OF DIRECTORS



            A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



            There are some actions by directors that should result in votes being withheld. These instances include directors who:



            - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



            - Attend less than 75 percent of the board and committee meetings without a valid excuse;



            - Implement or renew a dead-hand or modified dead-hand poison pill;



            -     Sit on the boards of an excessive number of companies;



            - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



            - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



            - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



            Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



            - Long-term financial performance of the target company relative to its industry;



            -     Management's track record;



            -     Portfolio manager's assessment;



            -     Qualifications of director nominees (both slates);



            - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



            -     Background to the proxy contest.

      II.   INDEPENDENT AUDITORS



            A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



            - It is not clear that the auditors will be able to fulfill their function;



            - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



      III.  COMPENSATION PROGRAMS



            Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



            - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



            - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



            - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



            - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



            - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



      IV.   CORPORATE MATTERS



            We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



            - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



            - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



            - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



            - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



      V.    SHAREHOLDER PROPOSALS

            Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



            - We will generally abstain from shareholder social and environmental proposals.



            - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



            - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



            - We will generally vote for proposals to lower barriers to shareholder action.



            - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



      VI.   OTHER



            - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



            - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



            - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



      AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.    PROXY COMMITTEE PROCEDURES



      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Trustees:



      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

      2. AIM will not publicly announce its voting intentions and the reasons therefore.



      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.    BUSINESS/DISASTER RECOVERY



      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.    RESTRICTIONS AFFECTING VOTING



      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.    CONFLICTS OF INTEREST



      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



      In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



      To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.    FUND OF FUNDS



      When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.



THE PROXY VOTING POLICIES APPLICABLE TO AIM V.I. CORE STOCK FUND AND AIM V.I. TOTAL RETURN FUND FOLLOW:



GENERAL POLICY

INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.



As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.



INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.



INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.



BACKGROUND



ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.



Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.



In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.



In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.



In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.



PROXY VOTING POLICY



Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.



PROXY COMMITTEE



The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.



The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.



PROXY MANAGER



The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.



The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.



CONFLICTS OF INTEREST



In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.



Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.

In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.



In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.



Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.



PROXY VOTING PROCEDURES



The Proxy Manager will:



      -     Vote proxies;



      - Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;



      - Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);



      - If requested, provide to clients a report of the proxies voted on their behalf.



PROXY VOTING GUIDELINES



The Proxy Committee has adopted the following guidelines in voting proxies:



I.    CORPORATE GOVERNANCE



      INVESCO will evaluate each proposal separately. However, IGAM will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.

      INVESCO will generally vote FOR

            -     Annual election of directors



            -     Appointment of auditors



            - Indemnification of management or directors or both against negligent or unreasonable action



            -     Confidentiality of voting



            -     Equal access to proxy statements



            -     Cumulative voting



            -     Declassification of Boards



            -     Majority of Independent Directors



      INVESCO will generally vote AGAINST



            - Removal of directors from office only for cause or by a supermajority vote



            -     "Sweeteners" to attract support for proposals



            -     Unequal voting rights proposals ("superstock")



            -     Staggered or classified election of directors



            - Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent



            -     Proposals to vote unmarked proxies in favor of management



            -     Proposals to eliminate existing pre-emptive rights



II.   TAKEOVER DEFENSE AND RELATED ACTIONS



      INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.



      INVESCO will generally vote FOR



            -     Fair price provisions



            - Certain increases in authorized shares and/or creation of new classes of common or preferred stock



            -     Proposals to eliminate greenmail provisions



            -     Proposals to eliminate poison pill provisions

            - Proposals to re-evaluate or eliminate in-place "shark repellents"



      INVESCO will generally vote AGAINST



            - Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval



            - Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval



III.  COMPENSATION PLANS



      INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.



      INVESCO will generally vote FOR



            -     Stock option plans and/or stock appreciation right plans



            - Profit incentive plans provided the option is priced at 100% fair market value



            - Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value



            -     Profit sharing, thrift or similar savings plans



      INVESCO will generally vote AGAINST



            - Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)



            - Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)



            - Proposals creating an unusually favorable compensation structure in advance of a sale of the company



            - Proposals that fail to link executive compensation to management performance



            - Acceleration of stock options/awards if the majority of the board of directors changes within a two year period



            - Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value



            - Adoption of a stock purchase plan at less than 85% of fair market value

IV.   CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION



      INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.



      INVESCO will generally vote FOR



            - Proposals to reincorporate or reorganize into a holding company



            - Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven



      INVESCO will generally vote AGAINST



            - Proposals designed to discourage mergers and acquisitions in advance



            - Proposals to change state of incorporation to a state less favorable to shareholders' interests



            - Reincorporating in another state to implement anti-takeover measures



V.    SOCIAL RESPONSIBILITY



      INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.



      INVESCO will generally vote FOR



            -     International Labor Organization Principles



            - Resolutions seeking Basic Labor Protections and Equal Employment Opportunity



            -     Expanding EEO/Social Responsibility Reporting



                                 RECORD KEEPING



      The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                   APPENDIX F



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.



      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



All information listed below is as of __________, 2005.



AIM V.I. AGGRESSIVE GROWTH FUND



                                                            SERIES I               SERIES II
                                                             SHARES                  SHARES
                                                        ----------------        ----------------
                                                        PERCENTAGE OWNED        PERCENTAGE OWNED
NAME AND ADDRESS OF PRINCIPAL HOLDER                       OF RECORD               OF RECORD
---------------------------------------------------     ----------------        ----------------

ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN: LYNNE MCENTEGART SEP ACCT                                        %                    N/A
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0001

GLENBROOK LIFE & ANNUITY CO PROPRIETARY ACCOUNT                        %                    N/A
P.O. BOX 94200
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                                    N/A                        %
VERNON HILLS IL 60061-1553

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                                  %                    N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE AND ANNUITY
ATTN:  DAVE TEN BROECK                                                 %                    N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

AIM V.I. AGGRESSIVE GROWTH FUND



                                                            SERIES I               SERIES II
                                                             SHARES                  SHARES
NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED
PRINCIPAL HOLDER                                           OF RECORD               OF RECORD
---------------------------------------------------     ----------------        ----------------
MINNESOTA LIFE INSURANCE CO.
ATTN  A6-5216                                                  N/A                      %
400 ROBERT ST N
ST PAUL MN  55101-2015

PAUL IANNELLI
3900 BURGESS PLACE                                             N/A                      %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

SAFECO LIFE INSURANCE COMPANY
ATTN MICHAEL ZHANG                                               %                    N/A
4854 154TH PLACE
REDMOND WA  98052-9664



AIM V.I. BALANCED FUND



                                                             SERIES I              SERIES II
                                                              SHARES                SHARES
NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED
PRINCIPAL HOLDER                                           OF RECORD               OF RECORD
---------------------------------------------------     ----------------        ----------------

ALLSTATE LIFE INS CO OF NEW YORK
NY PROPRIETARY                                                    %                   N/A
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERAS ROAD                                             N/A                      %
NORTHBROOK IL  60062-7155

ALLSTATE LIFE INSURANCE CO.
ATTN:  FINANCIAL CONTROL - CIGNA                                  %                   N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                               %                   N/A
P.O. BOX 94200
PALATINE IL  60094-4200

AIM V.I. BALANCED FUND



                                                            SERIES I               SERIES II
                                                             SHARES                  SHARES
                                                        ----------------        ----------------
                                                        PERCENTAGE OWNED        PERCENTAGE OWNED
NAME AND ADDRESS OF PRINCIPAL HOLDER                       OF RECORD               OF RECORD
---------------------------------------------------     ----------------        ----------------
GLENBROOK LIFE & ANNUITY CO
VA1 AND SPVL ACCOUNT
P.O.BOX 94200                                                     %                  N/A
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO.
GLAC MULTI-MANAGER ACCOUNT                                        %                  N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                               N/A                 38.61%
VERNON HILLS IL  60061-1533

MINNESOTA LIFE INSURANCE CO
ATTN A6-5216                                                   N/A                 40.18%
400 ROBERT ST N
ST PAUL MN  55101-2015

TRANSAMERICA LIFE INSURANCE CO
ATTN FMD ACCTG MS 4410                                         N/A                  6.31%
4333 EDGEWOOD RD NE
CEDAR RAPIDS IOWA 52499

UNION CENTRAL LIFE INSURANCE
FBO VARIABLE UNIVERSAL LIFE                                       %                  N/A
ATTN ROBERTA UJVARY
PO BOX 40888
CINCINNATI OH  45240-0000

AIM V.I. BASIC VALUE FUND



                                                            SERIES I               SERIES II
                                                             SHARES                  SHARES
                                                        ----------------        ----------------
                                                        PERCENTAGE OWNED        PERCENTAGE OWNED
NAME AND ADDRESS OF PRINCIPAL HOLDER                       OF RECORD               OF RECORD
---------------------------------------------------     ----------------        ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN:  LYNNE MCENTEGART SEP ACCOUNT                            N/A                       %
440 LINCOLN STSREET
MAILSTOP S-310
WORCESTER MA  01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                               %                   N/A
P.O. BOX 94200
PALATINE IL  60094-4200

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                              %                   N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                              %                   N/A
PO BOX 2999
HARTFORD CT  06104-2999

NATIONWIDE INSURANCE COMPANY NWVAII
C/O IPO PORTFOLIO ACCOUNTING                                   N/A                      %
P.O. BOX 182029
COLUMBUS OH  43218-2029

NATIONWIDE INSURANCE COMPANY NWVA7
C/O IPO PORTFOLIO ACCOUNTING                                   N/A                      %
PO BOX 182029
COLUMBUS OH  43218-2029

TRANSAMERICA LIFE INSURANCE CO
LANDMARK
ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                      %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001

AIM V.I. BASIC VALUE FUND



                                      SERIES I          SERIES II
                                       SHARES            SHARES
                                  ----------------  ----------------
                                  PERCENTAGE OWNED  PERCENTAGE OWNED
NAME AND ADDRESS OF                     OF                 OF
PRINCIPAL HOLDER                      RECORD             RECORD
--------------------------------  ----------------  ----------------
TRANSAMERICA LIFE INSURANCE CO
EXTRA
ATTN  FMD OPERATIONAL ACCOUNTING         N/A                 %
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA  52499-0001



AIM V.I. BLUE CHIP FUND



                                      SERIES I      SERIES II
                                       SHARES        SHARES
                                  ----------------  ----------
                                  PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                      OF          OWNED OF
PRINCIPAL HOLDER                       RECORD         RECORD
--------------------------------  ----------------  ----------
ALLMERICA FINANCIAL LIFE INS &
ANNUITY COMPANY
ATTN: LYNNE MCENTEGART SEP
ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310                            %            N/A
WORCESTER MA  01653-0000

ALLSTATE LIFE OF NEW YORK
3100 SANDERAS  ROAD                      N/A            %
NORTHBROOK IL  60061-7155

ALLSTATE LIFE INS CO OF NEW YORK
NY PROPRIETARY                            %            N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                       %            N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N         N/A            %
VERNON HILLS IL  60061-1533

AIM V.I. BLUE CHIP FUND



                                      SERIES I      SERIES II
                                       SHARES        SHARES
                                  ----------------  ----------
                                  PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                      OF          OWNED OF
PRINCIPAL HOLDER                       RECORD         RECORD
--------------------------------  ----------------  ----------
HARTFORD LIFE
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                     %            N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN:  DAVE TEN BROECK                    %            N/A
PO BOX 2999
HARTFORD CT  06104-2999

AIM V.I. CAPITAL APPRECIATION FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                             %            N/A
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO.
AIM VI - AIM VA3                          N/A            %
3100 SANDERS ROAD STE K4A
NORTHBROOK IL  60062-7154

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340
MINNEAPOLIS MN  55440                      %            N/A

IDS LIFE INSURANCE CO
222 AXP FINANCIAL CENTER                  N/A            %
MINNEAPOLIS MN  55474-0002

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                              %            N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS          %            N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

TRANSAMERICA LIFE INSURANCE CO.
LANDMARK
ATTN  MFD OPERATIONAL ACCOUNTING          N/A            %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001

TRAVELERS INSURANCE COMPANY
ATTN  SHAREHOLDER ACCOUNTING              N/A            %
ONE TOWER SQUARE 6MS
HARTFORD CT  06183-0002

AIM V.I. CAPITAL DEVELOPMENT FUND



                                    SERIES I       SERIES II
                                     SHARES          SHARES
                                 ----------------  ----------
                                 PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                    OF           OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD
-------------------------------  ----------------  ----------
ALLMERICA FINANCIAL LIFE INS &
ANNUITY COMPANY
ATTN:  LYNNE MCENTEGART SEP
ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310                         N/A             %
WORCESTER MA  01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                     %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                     %             N/A
MINNEAPOLIS MN  55440

IDS LIFE INSURANCE CO RAVA
222 AXP FINANCIAL CENTER               N/A             %
MINNEAPOLIS MN  55474-0002

JOHN HANCOCK
FUND OPERATIONS                        N/A             %
529 MAIN STREET
CHARLES, MA  02129

NATIONWIDE INSURANCE CO  NWVAII
C/O  IPO PORTFOLIO ACCOUNTING          N/A             %
P.O. BOX 182029
COLUMBUS OH  43218-2029



AIM V.I. CORE EQUITY FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE  STE AN2N
VERNON HILLS IL  60061-1533               N/A            %

AIM V.I. CORE EQUITY FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                        %            N/A
MINNEAPOLIS MN  55410

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                              %            N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

PRUDENTIAL INSURANCE CO OF
AMERICA
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                                %            N/A
213 WASHINGTON ST  7TH FL
NEWARK NJ  07102-2992

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST  STE 302                  N/A            %
STAMFORD CT  06901-0000

SUN LIFE FINANCIAL
P.O. BOX 9137                             N/A            %
WELLESLEY HILLS MA 02481-9137

TRANSAMERICA LIFE INSURANCE CO
RIB III
ATTN  FMD OPERATIONAL ACCOUNTING          N/A            %
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA  52499-0001



AIM V.I. CORE STOCK FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ANNUITY INVESTORS LIFE INS CO
250 EAST FIFTH ST
CINCINNATI OH  45202-4119                %              N/A

CONNECTICUT GENERAL LIFE INS             %              N/A

PRODUCT LOB #1501
ATTN BRENDA CHRISTIAN H18D
280 TRUMBULL ST
P.O. BOX 2975
HARTFORD CT 0610106104-2975

GREAT-WEST LIFE & ANNUITY
UNIT VALUATIONS 2T2
ATTN  MUTUAL FUND TRADING 2T2            %              N/A
8515 E ORCHARD RD
ENGLEWOOD CO  80111-5002

SECURITY LIFE SEPARATE ACCOUNT L1
UNIT VALUATIONS 2T2                      %              N/A
1475 DUNWOODY DR
WEST CHESTER PA  19380-1478



AIM V.I. DENT DEMOGRAPHIC TRENDS FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT
P.O. BOX 94200                             %            N/A
PALATINE IL 60094-4200

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                      %            N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE AND ANNUITYSEPARATE
ACCOUNT
ATTN  DAVE TEN BROECK                      %            N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

GOLDEN AMERICAN LIFEING USA
ANNUITY AND LIFE CO                       N/A           %
1475 DUNWOODY DRIVE
WEST CHESTER, PA 19380-1478

RELIASTAR LIFE INSURANCE CO
FBO SELECT LIFE 2/3                        %            N/A
RTE 5106 PO BOX 20
MINNEAPOLIS MN  55440-0020

AIM V.I. DIVERSIFIED INCOME FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                            %             N/A
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                        N/A             %
NORTHBROOK IL  60062-7155

AMERICAN GENERAL ANNUITY
ATTN CHRIS BOUMAN                         %             N/A
205 E 10TH ST
AMARILLO TX  79101-3507

GENERAL AMERICAN LIFE INSURANCE
SEPARATE ACCOUNTS B1-08                   %             N/A
13045 TESSON FERRY RD
ST LOUIS MO  63128-3499

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                       %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA1 AND SPV L ACCOUNT                     %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N        N/A             %
VERNON HILLS IL  60061-1553



AIM V.I. DYNAMICS FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
                                          %             N/A

AMERICAN SKANDIA LIFE ASSURANCE
CO
VARIABLE ACCOUNT / SAB
ATTN  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR
SHELTON  CT  06484-6208

COVA FINANCIAL SERVICES LIFE
INSURANCE COMPANY
4700 WESTOWN PKWY STE 200                 %             N/A
W DES MOINES IA  50266-6718

IDS LIFE INSURANCE COMPANY
1497 AXP FINANCIAL CTR                    %             N/A
MINNEAPOLIS  MN  55474-0014



AIM V.I. FINANCIAL SERVICES FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
AMERICAN SKANDIA LIFE ASSURANCE
CO
VARIABLE ACCOUNT / SAB
ATTN  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR                            %             N/A
SHELTON  CT  06484-6208

CM LIFE INSURANCE CO
FUND OPERATIONS / N255                    %             N/A
1295 STATE ST
SPRINGFIELD  MA  01111-0001

IDS LIFE INSURANCE COMPANY
1497 AXP FINANCIAL CTR                    %             N/A
MINNEAPOLIS  MN  55474-0014

ING USA ANNUITY AND LIFE
INSURANCE CO
1475 DUNWOODY DR                          %             N/A
WEST CHESTER  PA  19380-1478

AIM V.I. GOVERNMENT SECURITIES FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLSTATE LIFE IN OF NEW YORK
3100 SANDERAS ROAD
NORTHBROOK IL  60062-7155                N/A             %

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                       %             N/A
3100 SANDERS RDP.O. BOX 94200
NORTHBROOK PALATINE IL 6006260094
-71554200

GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE  STE AN2N           N/A             %
VERNON HILLS IL  60061-1533

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                      %             N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                     %             N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

PAUL IANNELLI
3900 BURGESS PLACE                       N/A             %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST  STE 302                 N/A             %
STAMFORD CT  06901-3539

SECURITY LIFE OF DENVER
VARIABLE OPERATIONS                       %             N/A
1290 BROADWAY
DENVER CO  80203-2122

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                       N/A             %
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-3506

AIM V.I. GOVERNMENT SECURITIES FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING         N/A             %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499



AIM V.I. GROWTH FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                            %             N/A
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                       %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                     %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GOLDEN AMERICANING USA ANNUITY
AND LIFE INSURANCE
COMPANY                                  N/A             %
1475 DUNWOODY DRIVE
WEST CHESTER PA  19380

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                             %             N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

AIM V.I. GROWTH FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
LINCOLN LIFE FLEXIBLE PREMIUM
VARIABLE LIFE ACCT M/VUL-1 SA-M
ATTN  KAREN GERKA                         %             N/A
1300 CLINTON ST
MAIL STOP 4CO1
FORT WAYNE IL  46802-3518

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES            %             N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481-9134

SUN LIFE FINANCIAL
P.O. BOX 9137                            N/A             %
WELLESLEY HILLS MA 02481-9137

THE LINCOLN NATIONAL LIFE INS CO.
ATTN  SHIRLEY SMITH                      N/A             %
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-0000

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING         N/A             %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499

PRINCIPAL LIFE INSURANCE
ATTN:  CHAD NICHOLS                       %             N/A
711 HIGH STREET
DES MOINES, IA  50392



AIM V.I. HEALTH SCIENCES FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLMERICA FIN LIFE INS & ANNU
GROUP VEL ACCOUNT                          %            N/A
440 LINCOLN ST

SEPARATESEPERATE ACCOUNTING
MAIL STATION S310
WORCESTER  MA  01653-0002

AMERICAN SKANDIA LIFE ASSURANCE
CO
VARIABLE ACCOUNT / SAB
ATTN  INVESTMENT ACCOUNTING                %            N/A
P.O. BOX 883
1 CORPORATE DR
SHELTON  CT  06484-6208

CM LIFE INSURANCE CO
FUND OPERATIONS / N255                     %            N/A
1295 STATE ST
SPRINGFIELD  MA  01111-0001

ING USA ANNUITY AND LIFE
INSURANCE CO
1475 DUNWOODY DR                           %            N/A
WEST CHESTER  PA  19380-1478



AIM V.I. HIGH YIELD FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLMERICA FINANCIAL LIFE INS
ATTN: LYNNE MCENTEGART
440 LINCOLN STREET
MAILSTOP S-310                            %             N/A
WORCESTER MA  01653-0001

ALLSTATE LIFE INSURANCE CO ATTN
FINANCIAL CONTROL-CIGNA                   %             N/A
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                        N/A             %
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                       %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

AIM V.I. HIGH YIELD FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                     %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N        N/A             %
VERNON HILLS IL  60061-1533

HARTFORD LIFE INSURANCE CO
SEPARATE ACCOUNT 2
ATTN DAVID TEN BROECK                     %             N/A
PO BOX 2999
HARTFORD CT  06104-2999



AIM V.I. INTERNATIONAL GROWTH FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLSTATE LIFE INSURANCE CO.
ATTN:  FINANCIAL CONTROL-CIGNA
P.O. BOX 94200                            %             N/A
PALATINE IL 60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                     %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                       %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

LINCOLN NATIONAL LIFE INSURANCE
COMPANY
1300 S. CLINTON STREET                    %             N/A
FORT WAYNE IN  46802-3506

AIM V.I. INTERNATIONAL GROWTH FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
LINCOLN NATIONAL LIFE INSURANCE
COMPANY
1300 S. CLINTON STREET                   N/A             %
FORT WAYNE IN  46802-3506

MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS         %             N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST                          N/A             %
STE 302
STAMFORD CT  06901-3539

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES            %             N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481

SUN LIFE FINANCIALASSURANCE
COMPANY OF CANADA (US)
P.O. BOX 91379133                         %             N/A
WELLESLEY HILLS MA 02481-91379133

SUN LIFE ASSURANCE COMPANY OF
CANADA (US)FINANCIAL
P.O. BOX 91339137                        N/A             %
WELLESLEY HILLS MA 02481-91339137

NATIONWIDE INS. CO.
C/O PORTFOLIO ACCT.                      N/A             %
P.O. BOX 182029
COLUMBUS, OH  43218

AIM V.I. LARGE CAP GROWTH FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
A I M ADVISORS, INC.
ATTN:  DAVID HESSEL
11 GREENWAY PLAZA SUITE 1001919           %*             %*
HOUSTON TX  77046-1103



AIM V.I. LEISURE FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ING USA ANNUITY AND LIFE
INSURANCE CO
1475 DUNWOODY DR
WEST CHESTER  PA  19380-1478             %               N/A



AIM V.I. MID CAP CORE EQUITY FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N
VERNON HILLS IL  60061-1533              N/A             %

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                      %             N/A
PO BOX 2999
HARTFORD CT  06104-2999


----------------

* Presumed to be a control person because of beneficial owenership of 25% or more of the Fund.

AIM V.I. MID CAP CORE EQUITY FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                      %             N/A
PO BOX 2999
HARTFORD CT  06104-2999

JEFFERSON NATIONAL INSURANCE
COMPANY
9920 CORPORATE CAMPUS DR STE 1000        N/A             %
LOUISVILLE KY  40223-4051

PAUL IANNELLI
3900 BURGESS PLACE                       N/A             %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

SECURITY BENEFIT LIFE
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPARTMENT          N/A             %
1 SW SECURITY BENEFIT PL
TOPEKA KS  66636-1000

TRAVELERS INSURANCE COMPANY
ATTN  SHAREHOLDER ACCOUNTING             N/A             %
ONE TOWER SQUARE 6MS
HARTFORD CT  06183-0002

TRAVELERS INSURANCE LIFE &
ANNUITY COMPANY
ATTN  SHAREHOLDER ACCOUNTING             N/A             %
ONE TOWER SQUARE 6MS
HARTFORD CT  06183-0002

AIM V.I. MONEY MARKET FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200                            %             N/A
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERAS ROAD                       N/A             %
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                       %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                     %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N        N/A             %
VERNON HILLS IL  60061-1533

SAGE LIFE ASSURANCE
969 HIGHRIDGE RD, STE 200                 %             N/A
STAMFORD, CT  06905

AIM V.I. PREMIER EQUITY FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLSTATE LIFE INSURANCE CO
AIM VI - AIM VA3
3100 SANDERS RD STE K4A                  N/A             %
NORTHBROOK IL  60062-7154

ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA             %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                     %             N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                             %             N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

MERRILL LYNCH PIERCE FENNER &
SMITH
FBO THE SOLE BENEFIT OF CUSTOMERS         %             N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

METLIFE INVESTORS VA/VL
ACCT ONE
ATTN  STACIE GANNON                      N/A             %
P.O. BOX 295
DES MOINES IA  50301-0295

NATIONWIDE INSURANCE COMPANY
NWVA7
C/O IPO PORTFOLIO ACCOUNTING             N/A             %
P.O. BOX 182029
COLUMBUS OH  43218-2029

NATIONWIDE INSURANCE COMPANY
NWVA9
C/O IPO PORTFOLIO ACCOUNTING             N/A             %
P.O. BOX 182029
COLUMBUS OH  43218-2029

AIM V.I. PREMIER EQUITY FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
PRUDENTIAL INSURANCE CO IF AMER
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                               %             N/A
213 WASHINGTON ST  7TH FL
NEWARK NJ  07102-2992

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                       N/A             %
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-3506

AIM V.I. REAL ESTATE FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
JEFFERSON NATIONAL LIFE INSURANCE
9920 CORPORATE CAMPUS DR  STE
1000
LOUISVILLE KY  40223-4051                 %             N/A

KEMPER INVESTORS LIFE INSURANCE
CO
VARIABLE SEPARATE ACCOUNT                 %             N/A
1600 MCCONNOR PKWY
SCHAUMBURG IL  60196-6801

SAFECO LIFE INSURANCE
ATTN  MICHEAL ZHANG                       %             N/A
P.O. BOX 34890
SEATTLE WA  98124-1890

SECURITY BENEFIT LIFE
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPARTMENT           %             N/A
1 SW SECURITY BENEFIT PL
TOPEKA KS  66636-1000



AIM V.I. SMALL CAP EQUITY FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
A I M ADVISORS INC
ATTN:  DAVID HESSEL
11 GREENWAY PLAZA SUITE 1919              %              %*
HOUSTON  TX  77046-1103

HARTFORD LIFE & ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                     %             N/A
P.O. BOX 2999
HARTFORD  CT  06104-2999

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT                          %             N/A

ATTN  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD  CT  06104-2999



* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.



AIM V.I. SMALL COMPANY GROWTH FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
CONNECTICUT GENERAL LIFE INS
PRODUCT LOB  #1501
ATTN  BRENDA CHRISTIAN H18D
280 TRUMBULL ST
P.O. BOX 2975                             %             N/A
HARTFORD CT 06104-2975

CONNECTICUT GENERAL LIFE INS CO
SEPARATE ACCOUNT FE
ATTN  BRENDA CHRISTIAN H18D               %             N/A
280 TRUMBULL ST
P.O. BOX 2975
HARTFORD CT 06104-2975

NATIONWIDE INSURANCE CO
C/O IPO PORTFOLIO ACCOUNTING              %             N/A
P.O. BOX 182029
COLUMBUS  OH  43218-2029

PRINCIPAL LIFE INSURANCE CO
FVA - PRINCIPAL VARIABLE ANNUITY
ATTN LISA DAGUE-IND ACG G-008-N10         %             N/A
711 HIGH ST
DES MOINES  IA  50392-0001

SECURITY LIFE SEPARATE ACCOUNT L1
UNIT VALUATIONS 2T2                       %             N/A
1475 DUNWOODY DR
WEST CHESTER  PA  19380-1478

SUN LIFE FINANCIAL FUTURITY (NY)
P.O. BOX 9134                             %             N/A
WELLESLEY HLS MA 02481-9134



AIM V.I. TECHNOLOGY FUND

                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
AMERICAN SKANDIA LIFE ASSURANCE
CO
VARIABLE ACCOUNT / SAB
ATTN  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR                            %             N/A
SHELTON  CT  06484-6208

CM LIFE INSURANCE CO
FUND OPERATIONS / N255                    %             N/A
1295 STATE ST
SPRINGFIELD  MA  01111-0001

GREAT-WEST LIFE & ANNUITY
UNIT VALUATIONS 2T2
ATTN  MUTUAL FUND TRADING 2T2             %             N/A
8515 E ORCHARD RD
ENGLEWOOD  CO  80111-5002

IDS LIFE INSURANCE COMPANY
1497 AXP FINANCIAL CTR                    %             N/A
MINNEAPOLIS  MN  55474-0014



AIM V.I. TOTAL RETURN FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ANNUITY INVESTORS LIFE INS CO
250 EAST FIFTH ST
CINCINNATI  OH  45202-4119                %             N/A

NATIONWIDE INSURANCE CO
C/O IPO PORTFOLIO ACCOUNTING              %             N/A
P.O. BOX 182029
COLUMBUS  OH  43218-2029

SECURITY LIFE SEPARATE ACCOUNT L1
UNIT VALUATIONS 2T2                       %             N/A
1475 DUNWOODY DR
WEST CHESTER  PA  19380-1478

AIM V.I. UTILITIES FUND



                                       SERIES I      SERIES II
                                        SHARES        SHARES
                                   ----------------  ----------
                                   PERCENTAGE OWNED  PERCENTAGE
NAME AND ADDRESS OF                       OF          OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD
---------------------------------  ----------------  ----------
ALLMERICA FIN LIFE INS & ANNU
GROUP VEL ACCOUNT
440 LINCOLN ST
SEPARATE ACCOUNTING
MAIL STATION S310                         %             N/A
WORCESTER  MA  01653-0002

ING USA ANNUITY AND LIFE
INSURANCE CO
1475 DUNWOODY DR                          %             N/A
WEST CHESTER  PA  19380-1478

KEMPER INVESTORS LIFE INSURANCE
CO
VARIABLE SEPARATE ACCOUNT                 %             N/A
1600 MCCONNOR PKWY
SCHAUMBURG  IL  60196-6801

SECURITY LIFE SEPARATE ACCOUNT L1
UNIT VALUATIONS 2T2                       %             N/A
1475 DUNWOODY DR
WEST CHESTER  PA  19380-1478



MANAGEMENT OWNERSHIP



As of April 1, 2005, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX G



     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN



      A LIST OF AMOUNTS PAID BY EACH CLASS OF SHARES TO AIM DISTRIBUTORS PURSUANT TO THE PLAN FOR THE FISCAL YEAR OR PERIOD ENDED DECEMBER 31, 2004 ARE AS FOLLOWS:



                                                           SERIES I    SERIES II*
                                                           --------    ----------
FUND                                                        SHARES       SHARES
----                                                       --------    ----------
AIM V.I. Core Stock Fund...............................      N/A           $
AIM V.I. Dynamics Fund ................................      N/A
AIM V.I. Financial Services Fund.......................      N/A
AIM V.I. Health Sciences Fund..........................      N/A
AIM V.I. Leisure Fund..................................      N/A
AIM V.I. Small Company Growth Fund.....................      N/A
AIM V.I. Technology Fund...............................      N/A
AIM V.I. Total Return Fund.............................      N/A
AIM V.I. Utilities Fund................................      N/A



*     Series II shares were first offered on April 30, 2004.

                                   APPENDIX H



          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN



      An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year or period ended December 31, 2004 follows:



                                                      PRINTING &            UNDERWRITERS     DEALERS
                                         ADVERTISING   MAILING    SEMINARS  COMPENSATION  COMPENSATION*
                                         -----------   -------    --------  ------------  -------------
AIM V.I. Core Stock Fund**.............       -          $           $          -               $
AIM V.I. Dynamics Fund** ..............       -                                 -
AIM V.I. Financial Services Fund**.....                                         -
AIM V.I. Health Sciences Fund**........       -                                 -
AIM V.I. Leisure Fund**................                                         -
AIM V.I. Small Company Growth Fund**...                                         -
AIM V.I. Technology Fund**.............                                         -
AIM V.I. Total Return Fund**...........                                         -
AIM V.I. Utilities Fund**..............       -                                 -



* Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.



**    Series II shares were first offered April 30, 2004.

                                   APPENDIX I



                   REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX I-1



                    PENDING LITIGATION ALLEGING MARKET TIMING



      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      RICHARD LEPERA, On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



      MIKE SAYEGH, On Behalf of the General Public, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD
      J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



      RAJ SANYAL, Derivatively On Behalf of NATIONS INTERNATIONAL EQUITY FUND,
      v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND
      L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL,

      INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



      L. SCOTT KARLIN, DERIVATIVELY On Behalf Of INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
      Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



      RICHARD RAVER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      JERRY FATTAH, Custodian For BASIM FATTAH, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL

      RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (Collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (Collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      EDWARD LOWINGER AND SHARON LOWINGER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (Collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (Collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      JOEL GOODMAN, Individually and On Behalf of All Others Similarly Situated,
      v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



      STEVEN B. EHRLICH, Custodian FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (Collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (Collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      JOSEPH R. RUSSO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND

      (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (Collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (Collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



      PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements;

      return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



      LORI WEINRIB, Individually and On Behalf of All Others Similarly Situated,
      v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      ROBERT S. BALLAGH, JR., Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      JONATHAN GALLO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND,

      INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      EILEEN CLANCY, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (Collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (Collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



      SCOTT WALDMAN, On Behalf of Himself and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



      CARL E. VONDER HAAR AND MARILYN P. MARTIN, On Behalf of Themselves and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



      HENRY KRAMER, Derivatively On Behalf of INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., Defendants, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, Nominal Defendants, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



      CYNTHIA L. ESSENMACHER, Derivatively On Behalf of The INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" v. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, Defendants, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", Nominal Defendants, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



      Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



      RICHARD LEPERA, Individually and On Behalf of All Others Similarly SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL
      D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL

      PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL
      PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE
      C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



      CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM
      J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section

      48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



      MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX I-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



      The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



      JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated,
      v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX I-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



      RONALD KONDRACKI v. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



      DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU v. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



      FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY v. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX I-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



      The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, v. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



      STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, v. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



      HERMAN C. RAGAN, Derivatively, And On Behalf Of Himself and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX I-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      JOY D. BEASLEY AND SHEILA MCDAID, Individually and On Behalf of All Others Similarly Situated, v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of

      Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      RICHARD TIM BOYCE v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
      H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
      v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK

      H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM

      GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES

      III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



      HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
      K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS
      F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO

      INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX I-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS



      The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



      AVO HOGAN AND JULIAN W. MEADOWS, On Behalf Of Themselves and All Others Similarly Situated, v. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK
      H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS


                                       FS

                                     PART C

                                OTHER INFORMATION


Item 23.               Exhibits

a   (1)          -     (a) Amended and Restated Agreement and Declaration of
                       Trust of Registrant, dated May 15, 2002.(20)

                 - (b) Amendment No. 1, dated May 30, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.(21)

                 - (c) Amendment No. 2, effective December 10, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant. (22)

                 - (d) Amendment No. 3, effective April 30, 2004, to Amended and Restated Agreement and Declaration of Trust of Registrant.(22)


                 - (e) Amendment No. 4, effective October 15, 2004, to Amended and Restated Agreement and Declaration of Trust of Registrant.(24)



                 - (f) Amendment No. 5, effective December 2, 2004, to Amended and Restated Agreement and Declaration of Trust of Registrant.(24)



b   (1)          -     (a) Amended and Restated By-Laws of Registrant, dated
                       effective May 15, 2002.(20)



                 - (b) First Amendment to Amended and Restated By-Laws of Registrant, Adopted November 6, 2003.(24)



                 - (c) Second Amendment to Amended and Restated By-Laws of Registrant, Adopted September 15, 2004.(24)


c                -     Instruments Defining Rights of Security Holders - All
                       rights of security holders are contained in the Registrant's Agreement and Declaration of Trust.

d   (1)          -     (a) Master Investment Advisory Agreement, dated May 1,
                       2000, between Registrant and A I M Advisors, Inc.(14)

                 - (b) Amendment No. 1, dated May 1, 2001, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(15)

                 - (c) Amendment No. 2 to Master Investment Advisory Agreement of Registrant dated September 7, 2001, between Registrant and A I M Advisors, Inc.(18)

                 - (d) Amendment No. 3 to Master Investment Advisory Agreement of Registrant dated May 1, 2002, between Registrant and A I M Advisors, Inc.(20)

                 - (e) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(22)


                 - (f) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

                 - (g) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)



                 - (h) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)



    (2)          -     (a) Sub-Advisory Agreement, dated May 1, 2000, between
                       Registrant and H.S. Dent Advisors, Inc.(14)



                 - (b) Master Intergoup Sub-Advisory Contract for Mutual Funds, dated April 30, 2004, between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)



                 - (c) Amendment No. 1, dated July 16, 2004, to Master Intergoup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)



                       (d) Amendment No. 2, dated September 30, 2004, to Master Intergoup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)



                 - (e) Amendment No. 3, dated October 15, 2004, to Master Intergoup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)


    (3)          -     (a) Foreign Country Selection and Mandatory Securities
                       Depository Responsibilities Delegation Agreement, dated
                       September 9, 1998, between Registrant and A I M Advisors,
                       Inc.(7)

                 - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

                 - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

e   (1)          -     (a) First Amended and Restated Master Distribution
                       Agreement, dated July 16, 2001, between Registrant and A
                       I M Distributors, Inc.(17)

                 - (b) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(18)

                 - (c) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001.(20)

                 - (d) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(22)


                 - (e) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)



                 -     (f) Amendment No. 5, dated October 15, 2004, to First
                       Amended and Restated Master Distribution Agreement
                       between Registrant and A I M Distributors, Inc.(24)
f   (1)          -     Retirement Plan of Registrant's Non-Affiliated Directors,
                       effective March 8, 1994, as restated September 18,
                       1995.(4)

    (2)          -     Retirement Plan for Eligible Directors/Trustees effective
                       as of March 8, 1994, as Restated September 18, 1995 and as Restated March 7, 2000.(14)

    (3)          -     Form of Director Deferred Compensation Agreement
                       effective as Amended March 7, 2000, September 28, 2001
                       and September 26, 2002.(22)

g   (1)          -     (a) Master Custodian Contract, dated May 1, 2000, between
                       Registrant and State Street Bank and Trust Company.(15)

                 - (b) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

                 - (c) Amendment, dated June 29, 2001, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

                 - (d) Amendment, dated April 2, 2002, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)


                 - (e) Amendment, dated September 8, 2004, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(24)


    (2)          -     Custody Agreement, dated September 19, 2000, between
                       Registrant and The Bank of New York.(15)


h   (1)          -     (a) Second Amended and Restated Master Administrative
                       Services Agreement, dated July 1, 2004, between
                       Registrant and A I M Advisors, Inc.(24)



                 - (b) Amendment No. 1, dated October 15, 2004, to Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(24)



                 - (c) Amendment No. 2, dated December 2, 2004, to Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(24)


    (2)          -     Transfer Agency and Service Agreement, dated October 15,
                       2001, between Registrant and A I M Fund Services, Inc.,
                       (now known as AIM Investment Services, Inc.).(18)

    (3)          -     Participation Agreement, dated February 25, 1993, between
                       Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc.(4)

    (4)          -     (a) Participation Agreement, dated February 10, 1995,
                       between Registrant and Citicorp Life Insurance
                       Company.(4)

                 - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

    (5)          -     (a) Participation Agreement, dated February 10, 1995,
                       between Registrant and First Citicorp Life Insurance
                       Company.(4)

                 - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

    (6)          -     (a) Participation Agreement, dated December 19, 1995,
                       between Registrant and Glenbrook Life and Annuity
                       Company.(4)

                 - (a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

                 - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

                 - (c) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

                 - (d) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

                 - (e) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

                 - (f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

                 - (g) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

    (7)          -     Participation Agreement, dated March 4, 1996, between
                       Registrant and IDS Life Insurance Company.(4)

    (8)          -     (a) Participation Agreement, dated October 7, 1996,
                       between Registrant and IDS Life Insurance Company
                       (supersedes and replaces Participation Agreement dated
                       March 4, 1996).(5)

                 - (a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York.(6)

                 - (b) Amendment 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996, between registrant and IDS Life Insurance Company.(8)

    (9)          -     (a) Participation Agreement, dated October 7, 1996,
                       between Registrant and IDS Life Insurance Company of New
                       York.(5)

                 - (b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between registrant and IDS Life Insurance Company of New York.(8)

    (10)         -     Participation Agreement, dated April 8, 1996, between
                       Registrant and Connecticut General Life Insurance
                       Company.(4)

    (11)         -     (a) Participation Agreement, dated September 21, 1996,
                       between Registrant and Pruco Life Insurance Company.(5)

                 - (b) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

                 - (c) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

                 - (d) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

                 - (e) Amendment No. 4 dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

    (12)         -     (a) Participation Agreement, dated October 1, 1996,
                       between Registrant and Allstate Life Insurance Company of
                       New York.(5)

                 - (a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

                 - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

    (13)         -     (a) Participation Agreement, dated December 18, 1996,
                       between Registrant and Merrill Lynch Life Insurance
                       Company.(5)

                 - (a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

                 - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

                 - (c) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

                 - (d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

                 - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

                 - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

                 - (g) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

    (14)         -     (a) Participation Agreement, dated December 18, 1996,
                       between Registrant and ML Life Insurance Company of New
                       York.(5)

                 - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

                 - (c) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

                 - (d) Amendment No. 3 dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

                 - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

                 - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

                 - (g) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

    (15)         -     (a) Participation Agreement, dated February 14, 1997,
                       between Registrant and Pruco Life Insurance Company of
                       New Jersey.(5)

                 - (b) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

                 - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

    (16)         -     Participation Agreement, dated April 30, 1997, between
                       Registrant and Prudential Insurance Company of
                       America.(6)

    (17)         -     Participation Agreement, dated October 30, 1997, between
                       Registrant and American Centurion Life Assurance
                       Company.(6)

    (18)         -     (a) Participation Agreement, dated October 30, 1997,
                       between Registrant and American Enterprise Life Insurance
                       Company.(6)

                 - (a)(i) Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company.(6)

    (19)         -     Participation Agreement, dated November 20, 1997, between
                       Registrant and AIG Life Insurance Company.(6)

    (20)         -     Participation Agreement, dated November 20, 1997, between
                       Registrant and American International Life Assurance
                       Company of New York.(6)

    (21)         -     (a) Participation Agreement, dated November 4, 1997,
                       between Registrant and Nationwide Life Insurance
                       Company.(6)

                 - (b) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

    (22)         -     (a) Participation Agreement, dated December 3, 1997,
                       between Registrant and Security Life of Denver.(6)

                 - (b) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

                 - (c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

                 - (d) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

                 - (e) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

                 - (f) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

                 - (g) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

    (23)         -     (a) Participation Agreement, dated December 31, 1997,
                       between Registrant and Cova Financial Services Life
                       Insurance Company.(6)

                 - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

                 - (c) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

                 - (d) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Services Life Insurance Company).(18)

    (24)         -     (a) Participation Agreement, dated December 31, 1997,
                       between Registrant and Cova Financial Life Insurance
                       Company.(6)

                 - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

                 - (c) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Life Insurance Company).(18)

    (25)         -     (a) Participation Agreement, dated February 2, 1998,
                       between Registrant and The Guardian Insurance & Annuity
                       Company, Inc.(7)

                 - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

                 - (c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

                 - (d) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

                 - (e) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

    (26)         -     (a) Participation Agreement, dated February 17, 1998,
                       between Registrant and Sun Life Assurance Company of
                       Canada (U.S.).(7)

                 - (b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

                 - (c) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

                 - (d) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

                 - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

                 - (f) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

                 - (g) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

                 - (h) Amendment No. 7, date April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

                 - (i) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

    (27)         -     Participation Agreement, dated April 1, 1998, between
                       Registrant and United Life & Annuity Insurance
                       Company.(7)

    (28)         -     (a) Participation Agreement, dated April 21, 1998,
                       between Registrant and Keyport Life Insurance Company.(7)

                 - (b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

                 - (c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

    (29)         -     (a) Participation Agreement, dated May 1, 1998, between
                       Registrant and PFL Life Insurance Company.(7)

                 - (b) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

                 - (c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

                 - (d) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

                 - (e) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

                 - (f) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

                 - (g) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

                 - (h) Amendment No. 7 dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

                 - (i) Amendment No. 8 dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

                 - (j) Amendment No. 9 dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

    (30)         -     Participation Agreement, dated May 1, 1998, between
                       Registrant and Fortis Benefits Insurance Company.(7)

    (31)         -     (a) Participation Agreement, dated June 1, 1998, between
                       Registrant and American General Life Insurance
                       Company.(7)

                 - (b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

                 - (c) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

                 - (d) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

                 - (e) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

                 - (f) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

    (32)         -     (a) Participation Agreement, dated June 16, 1998, between
                       Registrant and Lincoln National Life Insurance
                       Company.(7)

                 - (b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(8)

                 - (c) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

                 - (d) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

                 - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

                 - (f) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

                 - (g) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

    (33)         -     (a) Participation Agreement, dated June 30, 1998, between
                       Registrant and Aetna Life Insurance and Annuity
                       Company.(7)

                 - (b) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 20, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

    (34)         -     (a) Participation Agreement, dated July 1, 1998, between
                       Registrant and The Union Central Life Insurance
                       Company.(8)

                 - (b) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

    (35)         -     Participation Agreement, dated July 1, 1998, between
                       Registrant and United Investors Life Insurance
                       Company.(8)

    (36)         -     (a) Participation Agreement, dated July 2, 1998, between
                       Registrant and Hartford Life Insurance Company.(7)

                 - (b) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

                 - (c) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

    (37)         -     (a) Participation Agreement, dated July 13, 1998, between
                       Registrant and Keyport Benefit Life Insurance Company.(7)

                 - (b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

    (38)         -     (a) Participation Agreement, dated July 27, 1998, between
                       Registrant and Allmerica Financial Life Insurance and
                       Annuity Company.(7)

                 - (b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and Allmerica Financial Life Insurance and Annuity Company.(13)

                 - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

                 - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

                 - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

                 - (f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

                 - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

                 - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(20)

    (39)         -     (a) Participation Agreement, dated July 27, 1998, between
                       Registrant and First Allmerica Financial Life Insurance
                       Company.(7)

                 - (b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and First Allmerica Financial Life Insurance Company.(13)

                 - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

                 - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

                 - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

                 - (f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

                 - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

                 - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

    (40)         -     Participation Agreement, dated October 15, 1998, between
                       Registrant and Lincoln Life & Annuity Insurance Company of New York.(9)

    (41)         -     (a) Participation Agreement, dated November 23, 1998,
                       between Registrant and American General Annuity Insurance
                       Company.(8)

                 - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

                 - (c) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

    (42)         -     Participation Agreement, dated December 1, 1998, between
                       Registrant and the Prudential Insurance Company of
                       America.(8)

    (43)         -     (a) Participation Agreement, dated February 1, 1999,
                       between Registrant and Sage Life Assurance of America,
                       Inc.(9)

                 - (b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

    (44)         -     (a) Participation Agreement, dated April 1, 1999, between
                       Registrant and Liberty Life Assurance Company of
                       Boston.(9)

                 - (b) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

    (45)         -     Participation Agreement, dated April 13, 1999, between
                       Registrant and Western-Southern Life Insurance
                       Company.(10)

    (46)         -     Participation Agreement, dated May 1, 1999, between
                       Registrant and Columbus Life Insurance Company.(10)

    (47)         -     Participation Agreement, dated April 26, 1999, between
                       Registrant and First Variable Life Insurance Company.(10)

    (48)         -     Participation Agreement, dated August 21, 1999, between
                       Registrant and Life Investors Insurance Company of
                       America.(11)

    (49)         -     Participation Agreement, dated June 8, 1999, between
                       Registrant and The Principal Life Insurance Company.(10)

    (50)         -     (a) Participation Agreement, dated June 8, 1999, between
                       Registrant and Principal Life Insurance Company.(11)

                 - (b) Amendment, dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

                 - (c) Amendment, dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

    (51)         -     Participation Agreement, dated June 14, 1999, between
                       Registrant and Security First Life Insurance Company.(11)

    (52)         -     (a) Participation Agreement, dated July 1, 1999, between
                       Registrant and Allstate Life Insurance Company.(11)

                 - (b) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

    (53)         -     Participation Agreement, dated July 27, 1999, between
                       Registrant and Allianz Life Insurance Company of North
                       America.(11)

    (54)         -     Participation Agreement, dated July 27, 1999, between
                       Registrant and Preferred Life Insurance Company of New
                       York.(11)

    (55)         -     Participation Agreement, dated August 31, 1999, between
                       Registrant and John Hancock Mutual Life Insurance
                       Company.(11)

    (56)         -     Participation Agreement, dated August 31, 1999, between
                       Registrant and The United States Life Insurance Company in the City of New York.(11)

    (57)         -     (a) Participation Agreement, dated November 1, 1999,
                       between Registrant and AETNA Insurance Company of
                       America.(12)

                 - (b) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

    (58)         -     Participation Agreement, dated January 28, 2000, between
                       Registrant and Northbrook Life Insurance Company.(13)

    (59)         -     Participation Agreement, dated March 2, 2000, between
                       Registrant and GE Life and Annuity Assurance Company.(14)

    (60)         -     Participation Agreement, dated March 27, 2000, between
                       Registrant and Reliastar Life Insurance Company of New
                       York.(14)

    (61)         -     Participation Agreement, dated March 27, 2000, between
                       Registrant and Northern Life Insurance Company.(14)

    (62)         -     Participation Agreement, dated March 27, 2000, between
                       Registrant and Reliastar Life Insurance Company.(14)

    (63)         -     (a) Participation Agreement, dated April 10, 2000,
                       between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

                 - (b) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

    (64)         -     Participation Agreement, dated April 14, 2000, between
                       Registrant and United Investors Life Insurance
                       Company.(14)

    (65)         -     (a) Participation Agreement, dated April 17, 2000,
                       between Registrant and Sun Life Insurance and Annuity
                       Company of New York.(14)

                 - (b) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

                 - (c) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

                 - (d) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

                 - (e) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

    (66)         -     (a) Participation Agreement, dated August 1, 2000,
                       between Registrant and Kansas City Life Insurance
                       Company.(14)

    (67)         -     (a) Participation Agreement, dated September 25, 2000,
                       between Registrant and Security Life of Denver Insurance
                       Company.(14)

                 - (b) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

    (68)         -     (a) Participation Agreement, dated February 26, 1999,
                       between Registrant and American General Life Insurance
                       Company.(18)

                 - (b) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

    (69)         -     (a) Participation Agreement, dated April 3, 2000, between
                       Registrant and First Cova Life Insurance Company.(18)

                 - (b) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First Met Life Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)

    (70)         -     Participation Agreement, dated February 1, 2001, between
                       Registrant and Peoples Benefit Life Insurance
                       Company.(18)

    (71)         -     Participation Agreement, dated March 28, 2001, between
                       Registrant and Security Benefit Life Insurance
                       Company.(18)

    (72)         -     Participation Agreement, dated March 29, 2001, between
                       Registrant and Phoenix Home Life Mutual Insurance
                       Company.(18)

    (73)         -     Participation Agreement, dated March 29, 2001, between
                       Registrant and Phoenix Life and Annuity Company.(18)

    (74)         -     Participation Agreement, dated March 29, 2001, between
                       Registrant and PHL Variable Insurance Company.(18)

    (75)         -     Participation Agreement, dated April 4, 2001, between
                       Registrant and Annuity Investors Life Insurance
                       Company.(18)

    (76)         -     Participation Agreement, dated April 17, 2001, between
                       Registrant and Sun Life Insurance and Annuity Company of
                       New York.(18)

    (77)         -     Participation Agreement, dated April 30, 2001, between
                       Registrant and Western Reserve Life Assurance Co. of
                       Ohio.(18)

    (78)         -     Participation Agreement, dated July 13, 2001, between
                       Registrant and Golden American Life Insurance
                       Company.(18)

    (79)         -     (a) Participation Agreement, dated July 24, 2001, between
                       Registrant and Lincoln Benefit Life Company.(18)

                 - (b) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

    (80)         -     Participation Agreement, dated October 1, 2001, between
                       Registrant and The Travelers Life and Annuity
                       Company.(18)

    (81)         -     Participation Agreement, dated November 1, 2001, between
                       Registrant and The American Life Insurance Company of New
                       York.(18)

    (82)         -     Accounting Services Agreement, dated March 31, 1993,
                       between the Registrant and State Street Bank and Trust
                       Company.(4)

    (83)         -     Agreement and Plan of Reorganization, dated December 7,
                       1999, between Registrant and AIM Variable Insurance
                       Funds.(12)

    (84)         -     Participation Agreement, dated March 4, 2002, between
                       Registrant and Minnesota Life Insurance Company.(19)

    (85)         -     Participation Agreement, dated May 1, 2002, between
                       Registrant and AUSA Life Insurance Company, Inc.(20)

    (86)         -     Participation Agreement, dated October 1, 2002, between
                       Registrant and CUNA Mutual Life Insurance Company.(20)

    (87)         -     (a) Memorandum of Agreement between Registrant, on behalf
                       of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity
                       Fund, and A I M Advisors, Inc., dated July 1, 2001.(18)

                 - (b) Memorandum of Agreement, between Registrant, on behalf of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and A I M Advisors, Inc. regarding securities lending, dated July 1, 2001.(18)

    (88)         -     (a) Form of Memorandum of Agreement between Registrant,
                       on behalf of AIM V.I. Large Cap Growth Fund and AIM V.I.
                       Small Cap Equity Fund, and A I M Advisors, Inc. (21)

                 - (b) Form of Memorandum of Agreement between Registrant, on behalf of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund, and A I M Advisors, Inc. regarding securities lending.(21)

    (89)         -     Agreement and Plan of Reorganization, dated December 10,
                       2003, between Registrant and INVESCO Variable Investment
                       Funds, Inc.(22)


    (90)         -     Second Amended and Restated Interfund Loan Agreement,
                       dated April 30, 2004, between Registrant and A I M
                       Advisors, Inc.(24)



    (91)         -     Memorandum of Agreement, dated as of January 1, 2005,
                       between Registrant and A I M Advisors, Inc. with respect to AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced
                       Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund,
                       AIM V.I. Capital Appreciation Fund, AIM V.I. Capital
                       Development Fund, AIM V.I. Core Equity Fund, AIM V.I.
                       Core Stock Fund, AIM V.I. Dent Demographic Trends Fund,
                       AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund,
                       AIM V.I. Growth Fund, AIM V.I. Health Sciences Fund, AIM
                       V.I. International Growth Fund, AIM V.I. Large Cap Growth
                       Fund, AIM V.I. Leisure Fund, AIM V.I. Mid Cap Core Equity
                       Fund, AIM V.I. Premier Equity Fund, AIM V.I. Real Estate
                       Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Small
                       Company Growth Fund, AIM V.I. Technology Fund, AIM V.I.
                       Total Return Fund and AIM V.I. Utilities Fund.(24)



    (92)         -     Memorandum of Agreement, dated as of January 1, 2005,
                       between Registrant, on behalf of all funds, and A I M
                       Advisors, Inc.(24)



    (93)         -     Memorandum of Agreement, dated as of January 1, 2005,
                       between Registrant, on behalf of all funds, and A I M
                       Distributors, Inc.(24)


i   (1)          -     (a) Opinion and Consent of Messrs. Freedman, Levy, Kroll
                       & Simonds regarding the AIM V.I. Capital Appreciation
                       Fund, the AIM V.I. Diversified Income Fund, the AIM V.I.
                       Government Securities Fund, the AIM V.I. Growth Fund, the
                       AIM V.I. International Equity Fund, the AIM V.I. Money
                       Market Fund and the AIM V.I. Value Fund.(1)

                 - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund).(2)

                 - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change.(3)

                 - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund.(6)

                 - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund.(7)

                 - (f) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Blue Chip Fund.(10)

                 - (g) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Dent Demographic Trends Fund.(11)

                 - (h) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the redomestication of the Registrant.(13)

                 - (i) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of a Series II share class.(16)

                 - (j) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund.(17)

                 - (k) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund.(21)

                 - (l) Opinion and Consent of Messrs. Foley & Lardner, LLP regarding the addition of AIM V.I. Real Estate Fund, INVESCO VIF - Core Equity Fund, INVESCO VIF - Dynamics Fund, INVESCO VIF - Financial Services Fund, INVESCO VIF
                       - Health Sciences Fund, INVESCO VIF - Leisure Fund, INVESCO VIF - Small Company Growth Fund, INVESCO VIF - Technology Fund, INVESCO VIF - Total Return Fund and INVESCO VIF - Utilities Fund.(23)


                 - (m) Tax Opinion of Messrs. Foley & Lardner, LLP regarding the merger of Phoenix AIM Mid-Cap Equity Series into AIM V.I. Mid Cap Core Equity Fund.(24)



j                -     Consent of Messrs. Foley & Lardner, LLP.(24)



k                -     Financial Statements omitted from Item 22 -- None.



l   (1)          -     (a) Agreements Concerning Initial Capitalization of the
                       AIM V.I. Capital Appreciation Fund, the AIM V.I.
                       Diversified Income Fund, the AIM V.I. Government
                       Securities Fund, the AIM V.I. Growth Fund, the AIM V.I.
                       International Equity Fund, the AIM V.I. Money Market
                       Fund, and the AIM V.I. Value Fund.(4)


                 - (b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

                 - (c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)


                 - (d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

                 - (e) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

                 - (f) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

                 - (g) Form of Agreement Concerning Initial Capitalization of the AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund.(21)

m   (1)          -     (a) Registrant's Master Distribution Plan pursuant to
                       Rule 12b-1 for Series II shares.(17)

                 - (b) Amendment No. 1 to the Registrant's Master Distribution Plan, dated September 7, 2001.(18)


                 - (c) Amendment No. 2 to the Registrant's Master Distribution Plan, dated May 1, 2002.(20)


                 - (d) Amendment No. 3 to the Registrant's Master Distribution Plan, dated August 29, 2003.(22)


                 - (e) Amendment No. 4 to the Registrant's Master Distribution Plan, dated April 30, 2004.(24)



                 - (f) Amendment No. 5 to the Registrant's Master Distribution Plan, dated October 15, 2004.(24)


n                -     Registrant's Amended and Restated Multiple Class Plan,
                       effective July 16, 2001, as amended and restated August
                       18, 2003.(22)

o                -     Reserved


p   (1)          -     A I M Management Group Inc. Code of Ethics adopted May 1,
                       1981 as last amended effective January 1, 2005 relating to A I M Management Group Inc. and A I M Advisors, Inc.
                       and its wholly owned and indirect subsidiaries.(24)


    (2)          -     Code of Ethics of Registrant effective as of September
                       23, 2000.(14)


q                -     Powers of Attorney for Baker, Bayley, Bunch, Crockett,
                       Dowden, Dunn, Fields, Frischling, Graham, Lewis,
                       Mathai-Davis, Pennock, Quigley, Soll and Williamson.(24)

----------

     (1) Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.

     (2) Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.

     (4) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

     (5) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

     (6) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

     (7) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

     (8) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

     (9) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

    (10) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

    (11) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

    (12) Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

    (13) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

    (14) Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

    (15) Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

    (16) Incorporated herein by reference to Post Effective Amendment No. 20, filed electronically on May 29, 2001.

    (17) Incorporated herein by reference to Post Effective Amendment No. 21, filed electronically on July 18, 2001.

    (18) Incorporated herein by reference to Post Effective Amendment No. 22, filed electronically on February 12, 2002.

    (19) Incorporated herein by reference to Post Effective Amendment No. 24, filed electronically on April 30, 2002.

    (20) Incorporated herein by reference to Post Effective Amendment No. 25, filed electronically on April 29, 2003.

    (21) Incorporated herein by reference to Post Effective Amendment No. 26, filed electronically on June 18, 2003.

    (22) Incorporated herein by reference to Post Effective Amendment No. 27, filed electronically on February 13, 2004.


    (23) Incorporated herein by reference to Post Effective Amendment No. 28, filed electronically on April 13, 2004.



    (24)         Filed herewith electronically.



Item 24.         Persons Controlled by or Under Common Control with Registrant

                 None.

Item 25.         Indemnification


                 The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.



                 A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).

                 Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.



                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


Item 26.         Business and Other Connections of Investment Advisor

                 The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Management" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 27(b) of this Part C of the Registration Statement.

Item 27.         Principal Underwriters

(a) A I M Distributors, Inc. the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                           AIM Combination Stock & Bond Funds
                           AIM Counselor Series Trust
                           AIM Equity Funds
                           AIM Floating Rate Fund
                           AIM Funds Group
                           AIM Growth Series
                           AIM International Mutual Funds
                           AIM Investment Funds
                           AIM Investment Securities Funds
                           AIM Sector Funds
                           AIM Special Opportunities Funds
                           AIM Stock Funds
                           AIM Summit Fund
                           AIM Tax-Exempt Funds

                           AIM Treasurer's Series Trust

(b)


Name and Principal                                Position and Offices with               Positions and Offices
Business Address*                                        Underwriter                           with Registrant
Gene L. Needles                        Chairman, Director, President & Chief Executive    None
                                                           Officer

Mark H. Williamson                                         Director                       Trustee & Executive
                                                                                          Vice President

John S. Cooper                                     Executive Vice President               None

James L. Salners                                   Executive Vice President               None



James E. Stueve                                    Executive Vice President               None

Kevin M. Carome                                     Senior Vice President                 Senior Vice President,
                                                                                          Chief Legal Officer &
                                                                                          Secretary

Michael A. Bredlau                                  Senior Vice President                 None

Glenda A. Dayton                                    Senior Vice President                 None

Lawrence E. Maniorre                                Senior Vice President                 None

Ivy B. McLemore                                     Senior Vice President                 None

David J. Nardecchia                                 Senior Vice President                 None

Margaret A. Vinson                                  Senior Vice President                 None

William J. Wendel                                   Senior Vice President                 None

Gary K. Wendler                           Senior Vice President, Director Marketing       None
                                                     Research & Analysis

Scott B. Widder                                     Senior Vice President                 None



Dawn M. Hawley                                    Vice President & Treasurer              None

Ofelia M. Mayo                           Vice President, General Counsel & Assistant      Assistant Secretary
                                                          Secretary

Rebecca Starling-Klatt                    Assistant Vice President, Chief Compliance      Anti-Money Laundering
                                      Officer & Anti-Money Laundering Compliance Officer  Compliance Officer

Kathleen J. Pflueger                                      Secretary                       Assistant Secretary



----------

*                11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)              Not applicable

Item 28.         Location of Accounts and Records

                 A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.         Management Services

                 Not applicable.

Item 30.         Undertakings

                 Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of February, 2005.

                                   REGISTRANT: AIM VARIABLE INSURANCE FUNDS

                                   By:    /s/ Robert H. Graham
                                          ----------------------------
                                          Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
         /s/ Robert H. Graham                                    Trustee & President                February 28, 2005
         ---------------------------                        (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee                      February 28, 2005
         ---------------------------
                 (Bob R. Baker)

             /s/ Frank S. Bayley*                                      Trustee                      February 28, 2005
         ---------------------------
                (Frank S. Bayley)

             /s/ James T. Bunch*                                       Trustee                      February 28, 2005
         ---------------------------
                (James T. Bunch)

            /s/ Bruce L. Crockett*                                 Chair & Trustee                  February 28, 2005
         ---------------------------
               (Bruce L. Crockett)

             /s/ Albert R. Dowden*                                     Trustee                      February 28, 2005
         ---------------------------
               (Albert R. Dowden)

            /s/ Edward K. Dunn, Jr.*                                   Trustee                      February 28, 2005
         ---------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee                      February 28, 2005
         ---------------------------
                (Jack M. Fields)

             /s/ Carl Frischling*                                      Trustee                      February 28, 2005
         ---------------------------
                (Carl Frischling)

             /s/ Gerald J. Lewis*                                      Trustee                      February 28, 2005
         ---------------------------
                (Gerald J. Lewis)

            /s/ Prema Mathai-Davis*                                    Trustee                      February 28, 2005
         ---------------------------
              (Prema Mathai-Davis)

             /s/ Lewis F. Pennock*                                     Trustee                      February 28, 2005
         ---------------------------
               (Lewis F. Pennock)

             /s/ Ruth H. Quigley*                                      Trustee                      February 28, 2005
         ---------------------------
               (Ruth H. Quigley)

               /s/ Larry Soll*                                         Trustee                      February 28, 2005
         ---------------------------
                  (Larry Soll)

            /s/ Mark H. Williamson*                                    Trustee &                    February 28, 2005
         ---------------------------                          Executive Vice President
             (Mark H. Williamson)

         /s/ Sidney M. Dilgren                               Vice President & Treasurer             February 28, 2005
         ---------------------------                          (Principal Financial and
              (Sidney M. Dilgren)                                Accounting Officer)

  *By    /s/ Robert H. Graham                                                                       February 28, 2005
         ---------------------------
             Robert H. Graham
             Attorney-in-Fact


* Robert H. Graham, pursuant to powers of attorney dated November 16, 2004 and filed herewith.

                                INDEX TO EXHIBITS


Exhibit
Number                   Description
-------                  -----------
a(1)(e)                  Amendment No. 4, effective October 15, 2004, to Amended
                         and Restated Agreement and Declaration of Trust of
                         Registrant.

a(1)(f) Amendment No. 5, effective December 2, 2004, to Amended and Restated Agreement and Declaration of Trust of Registrant.

b(1)(b)                  First Amendment to Amended and Restated By-Laws of
                         Registrant, Adopted November 6, 2003.

b(1)(c)                  Second Amendment to Amended and Restated By-Laws of
                         Registrant, Adopted September 15, 2004.

d(1)(f)                  Amendment No. 5, dated April 30, 2004 to Master
                         Investment Advisory Agreement between Registrant and
                         A I M Advisors, Inc.

d(1)(g)                  Amendment No. 6, dated July 1, 2004, to Master
                         Investment Advisory Agreement between Registrant and
                         A I M Advisors, Inc.

d(1)(h)                  Amendment No. 7, dated October 15, 2004, to Master
                         Investment Advisory Agreement between Registrant and
                         A I M Advisors, Inc.

d(2)(b)                  Master Intergoup Sub-Advisory Contract for Mutual
                         Funds, dated April 30, 2004, between A I M Advisors,
                         Inc. and INVESCO Institutional (N.A.), Inc.

d(2)(c)                  Amendment No. 1, dated July 16, 2004, to Master
                         Intergoup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional
                         (N.A.), Inc.

d(2)(d)                  Amendment No. 2, dated September 30, 2004, to Master
                         Intergoup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional
                         (N.A.), Inc.

d(2)(e)                  Amendment No. 3, dated October 15, 2004, to Master
                         Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional
                         (N.A.), Inc.

e(1)(e) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between
                         Registrant and A I M Distributors, Inc.

e(1)(f)                  Amendment No. 5, dated October 15, 2004, to First
                         Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.

g(1)(e)                  Amendment dated September 8, 2004, to Master Custodian
                         Contract dated May 1, 2000, between Registrant and
                         State Street Bank and Trust Company.

h(1)(a)                  Second Amended and Restated Master Administrative
                         Services Agreement, dated July 1, 2004, between
                         Registrant and A I M Advisors, Inc.

h(1)(b)                  Amendment No. 1, dated October 15, 2004, to Second
                         Amended and Restated Master Administrative Services
                         Agreement, dated July 1, 2004, between Registrant and
                         A I M Advisors, Inc.

h(1)(c)                  Amendment No. 2, dated December 2, 2004, to Second
                         Amended and Restated Master Administrative Services
                         Agreement, dated July 1, 2004, between Registrant and
                         A I M Advisors, Inc.

h(90) Second Amended and Restated Interfund Loan Agreement, dated April 30, 2004, between Registrant and A I M
                         Advisors, Inc.

h(91) Memorandum of Agreement, dated as of January 1, 2005, between Registrant and A I M Advisors, Inc. with respect to AIM V.I. Aggressive Growth Fund, AIM V.I.
                         Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue
                         Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I.
                         Capital Development Fund, AIM V.I. Core Equity Fund,
                         AIM V.I. Core Stock Fund, AIM V.I. Dent Demographic
                         Trends Fund, AIM V.I. Dynamics Fund, AIM V.I. Financial
                         Services Fund, AIM V.I. Growth Fund, AIM V.I. Health
                         Sciences Fund, AIM V.I. International Growth Fund, AIM
                         V.I. Large Cap Growth Fund, AIM V.I. Leisure Fund, AIM
                         V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity
                         Fund, AIM V.I. Real Estate Fund, AIM V.I. Small Cap
                         Equity Fund, AIM V.I. Small Company Growth Fund, AIM
                         V.I. Technology Fund, AIM V.I. Total Return Fund and
                         AIM V.I. Utilities Fund.

h(92) Memorandum of Agreement, dated as of January 1, 2005, between Registrant, on behalf of all funds, and A I M
                         Advisors, Inc.

h(93) Memorandum of Agreement, dated as of January 1, 2005, between Registrant, on behalf of all funds, and A I M
                         Distributors, Inc.

i(1)(m) Tax Opinion of Messrs. Foley & Lardner, LLP regarding the merger of Phoenix AIM Mid-Cap Equity Series into
                         AIM V.I. Mid Cap Core Equity Fund.

j                        Consent of Messrs. Foley & Lardner, LLP.

m(1)(e)                  Amendment No. 4 to the Registrant's Master Distribution
                         Plan, dated April 30, 2004.

m(1)(f)                  Amendment No. 5 to the Registrant's Master Distribution
                         Plan, dated October 15, 2004.

p(1)                     A I M Management Group Inc. Code of Ethics adopted May
                         1, 1981 as last amended effective January 1, 2005 relating to A I M Management Group Inc. and A I M
                         Advisors, Inc. and its wholly owned and indirect subsidiaries.

q                        Powers of Attorney for Baker, Bayley, Bunch, Crockett,
                         Dowden, Dunn, Fields, Frischling, Graham, Lewis,
                         Mathai-Davis, Pennock, Quigley, Soll and Williamson.